                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 46                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             AMENDMENT NO. 144                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2015 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 46 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2015 TO PROSPECTUSES FOR ACCUMULATOR(R)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.


WITH LIMITED EXCEPTIONS, WE NO LONGER ACCEPT CONTRIBUTIONS TO THE CONTRACTS. WE CURRENTLY CONTINUE TO ACCEPT CONTRIBUTIONS TO: (I) QP CONTRACTS; AND (II) ALL CONTRACTS ISSUED IN THE STATE OF MARYLAND. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2015. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on AXA Equitable; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.



                                                                        #792718

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT


Please note that effective on or about May 1, 2015, TOPS will be discontinued.


TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program (through Online Account
    Access only);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through EQAccess only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable. In addition, please note that effective on or about May 1, 2015, TOPS will be discontinued.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

--------------------------------------------------------------------------------
ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
--------------------------------------------------------------------------------

(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled " Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your account value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under " Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                           INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                          Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital       Management Group, LLC
                     appreciation.


----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                                INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                      volatility in the Portfolio.                                  Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY          emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                      volatility in the Portfolio.                                  Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT          Seeks to achieve a balance of current income and          .   AllianceBernstein L.P.
  DURATION            capital appreciation, consistent with a prudent level of
  GOVERNMENT          risk.
   BOND/(1)/
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  GROWTH/(2)/
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Seeks to maximize income while maintaining prospects      .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    for capital appreciation with an emphasis on risk-            Management Group, LLC
  VOLATILITY          adjusted returns and managing volatility in the           .   BlackRock Investment
                      Portfolio.                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Seeks to achieve long-term total return with an           .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   emphasis on risk-adjusted returns and managing                Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                              .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                            INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON           seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  an emphasis on risk-adjusted returns and managing         Management Group, LLC
                      volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Morgan Stanley Investment
                                                                                Management Inc.
                                                                            .   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED        emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   EARNEST Partners, LLC
                                                                            .   Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment Management
                                                                            .   Hirayama Investments, LLC
                                                                            .   WHV Investment Management
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Seeks to provide current income and long-term growth  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       of income, accompanied by growth of capital with an       Management Group, LLC
  VOLATILITY          emphasis on risk-adjusted returns and managing        .   BlackRock Investment
                      volatility in the Portfolio.                              Management, LLC
                                                                            .   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing            Management Group, LLC
                      volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Capital Guardian Trust
                                                                                Company
                                                                            .   Institutional Capital LLC
                                                                            .   Thornburg Investment
                                                                                Management, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Seeks to provide long-term capital growth with an     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED      emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY          volatility in the Portfolio.                          .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Marsico Capital
                                                                                Management, LLC
                                                                            .   T. Rowe Price Associates,
                                                                                Inc.
                                                                            .   Wells Capital Management,
                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY  emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
                                                                            .   Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                                 INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Seeks to achieve long-term capital appreciation with       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY  an emphasis on risk adjusted returns and managing              Management Group, LLC
                      volatility in the Portfolio.                               .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                 .   Wellington Management
                                                                                     Company, LLP
-----------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE      Seeks to achieve capital appreciation, which may           .   AXA Equitable Funds        (check mark)
  CAP EQUITY          occasionally be short-term, with an emphasis on risk           Management Group, LLC
  MANAGED VOLATILITY  adjusted returns and managing volatility in the            .   BlackRock Investment
                      Portfolio.                                                     Management, LLC
                                                                                 .   Franklin Mutual Advisers,
                                                                                     LLC
-----------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Seeks to achieve long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY       emphasis on risk adjusted returns and managing                 Management Group, LLC
  MANAGED VOLATILITY  volatility in the Portfolio.                               .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Templeton Investment
                                                                                     Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY   Seeks to achieve long-term capital appreciation.           .   Calvert Investment
  RESPONSIBLE                                                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the
                      Russell 3000(R) Index, including reinvestment of
                      dividends, at a risk level consistent with that of the
                      Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that       .   SSgA Funds Management,
                      approximates the total return performance of the               Inc.
                      Barclays Intermediate U.S. Government/Credit Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Barclays Intermediate U.S.
                      Government/Credit Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that       .   AllianceBernstein L.P.
                      approximates the total return performance of the
                      Standard & Poor's 500 Composite Stock Price Index,
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Seeks to achieve capital appreciation.                     .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                    .   GAMCO Asset Management,
  COMPANY VALUE                                                                      Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that       .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the               Management Group, LLC
                      Barclays Intermediate U.S. Government Bond Index,          .   SSgA Funds Management,
                      including reinvestment of dividends, at a risk level           Inc.
                      consistent with that of the Barclays Intermediate U.S.
                      Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that     .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a
                      composite index comprised of 40% DJ EURO STOXX
                      50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                      and 10% S&P/ASX 200 Index, including reinvestment
                      of dividends, at a risk level consistent with that of the
                      composite index.
-----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                                  INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the
                      Russell 1000(R) Growth Index, including reinvestment of
                      dividends at a risk level consistent with that of the
                      Russell 1000(R) Growth Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
  INDEX               approximates the total return performance of the                Inc.
                      Russell 1000(R) Value Index, including reinvestment of
                      dividends, at a risk level consistent with that of the
                      Russell 1000(R) Value Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
                      approximates the total return performance of the                Inc.
                      Standard & Poor's Mid Cap 400 Index, including
                      reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET       Seeks to obtain a high level of current income,             .   The Dreyfus Corporation
                      preserve its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                            .   Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with        .   AllianceBernstein L.P.
                      moderate risk to capital.                                   .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   Pacific Investment
                                                                                      Management Company LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before           .   AllianceBernstein L.P.
  INDEX               expenses) the total return of the Russell 2000(R) Index.
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.               .   AXA Equitable Funds
  TECHNOLOGY                                                                          Management Group, LLC
                                                                                  .   Allianz Global Investors
                                                                                      U.S. LLC
                                                                                  .   SSgA Funds Management,
                                                                                      Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------------------


(*)This information reflects the variable investment option's name change effective on or about May 22, 2015, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about May 22, 2015. The number in the ''FN'' column corresponds with the number contained in the table above.



---------------------------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME UNTIL MAY 22, 2015
---------------------------------------------------------
(1)  EQ/AllianceBernstein Short Duration Government Bond
---------------------------------------------------------
(2)  EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------




YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year  Lowest Highest
2014, if applicable, and for the underlying portfolios./(1)/                                0.62%  1.44%
----------------------------------------------------------------------------------------------------------

(1)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,066   $1,618    $2,194    $3,949    $366  $1,118  $1,894   $3,949
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  980   $1,362    $1,774    $3,143    $280  $  862  $1,474   $3,143
---------------------------------------------------------------------------------------------------------

For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(4)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the "lower Roll-Up rate options"). All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

DOLLAR-FOR-DOLLAR WITHDRAWAL SERVICE

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

..   ROLL-UP BENEFIT BASE PRESERVATION: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.


   Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base


..   FULL DOLLAR-FOR-DOLLAR: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year's annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.


   If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.


If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.


WITHDRAWALS AFTER THE AGE WHICH YOUR GUARANTEED MINIMUM DEATH BENEFIT BASE STOPS INCREASING. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

..   You can no longer take withdrawals and preserve the benefit base.

..   You should stop taking withdrawals if you wish to maintain the value of the benefit.

..   If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

..   The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

GUARANTEED MINIMUM DEATH BENEFIT

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

GUARANTEED MINIMUM INCOME BENEFIT. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)TAX INFORMATION


FATCA


Even though the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2015.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations have been tax-free to IRA owners age 70 1/2 or older in past years. This is a temporary provision and must be extended by Congress to be in effect for a particular year. In past years Congress has sometimes extended this provision retroactively. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. If favorable tax treatment is important to you, you should check with your own tax adviser to see if this provision is in effect before you request a charitable direct transfer from your IRA.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.


Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


(7)UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $577.7 billion in assets as of December 31, 2014. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8)LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


(9)DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2014) received additional payments. These additional payments ranged from $40.15 to $4,874,706.21. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.
1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Essex National Securities, Inc.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Southeast Investor Services
First Tennessee Brokerage Inc.
Founders Financial Securities
FSC Securities Corporation
Geneos Wealth Management Inc.
GWN Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
ICA/First Dakota, Inc.
IFC Holdings, Inc.
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Company
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp.
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual Service Corporation
National Planning Corporation
Navy Federal Brokerage Services
New England Securities, Inc.
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Prime Capital Services
Primerica Financial Services
Questar Capital Corporation
Raymond James & Associates
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Royal Alliance Associates, Inc.
Sage Point Financial, Inc.
Santander Securities Corporation
Securities America Inc.
Signator Financial Services
Signator Investors, Inc.
SII Investments
Sorrento Pacific Financial LLC
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
Tavenner Group
Tower Squares Securities
TransAmerica Financial Advisors
Triad Advisors
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
UVEST Financial Services Group
Valmark Securities, Inc.
Voya Financial Advisors
Walnut Street Services
Waterstone Financial Group
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Wesom Financial Services, LLC
Woodbury Financial Services, Inc.

(10)GUARANTEED BENEFIT OFFERS


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.


(11)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2014 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(12)FINANCIAL STATEMENTS


The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)CONDENSED FINANCIAL INFORMATION



The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2014. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014.



----------------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------------
                                        2014        2013        2012   2011   2010   2009   2008   2007   2006   2005
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $12.08      $11.25      $12.17 $10.68 $11.76 $ 9.39 $ 6.72 $12.07 $10.93 $10.11
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            225         240         174    207    245    277    314    387    519    629
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            316         395         286    292    323    367    426    492    721    863
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $12.26      $11.95          --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            448         505          --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,138       2,480          --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $15.34      $14.85      $11.91 $10.57 $11.58 $10.38 $ 8.27 $13.79 $13.16 $11.32
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            466         531         564    678    748    815    844    603    595    286
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            939       1,029       1,067  1,284  1,466  1,542  1,566  1,649  1,595  1,278
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $12.39      $12.24      $11.89 $11.53 $11.47 $10.84 $10.00 $11.39 $10.92 $10.40
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,134       1,181       1,350  1,400  1,316  1,165    780    434    343    285
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,457       1,805       2,052  2,363  2,720  2,398  2,542  1,016    438    492
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $13.10      $12.88      $11.84 $11.18 $11.41 $10.61 $ 9.40 $11.82 $11.36 $10.59
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            841         972         928    909  1,003    862    798    636    456    367
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            782         961       1,404  1,195  1,201  1,190  1,565    974    946    948
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------
   Unit value                          $21.50      $21.43      $18.05 $15.64 $18.08 $16.45 $11.11 $26.41 $18.85 $13.94
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            831         955         874  1,002  1,142  1,252  1,341  1,728  1,993  2,131
----------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,036       1,194       1,172  1,233  1,401  1,671  1,671  2,238  2,967  3,667
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2014   2013   2012   2011   2010   2009   2008   2007   2006   2005
------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $13.02 $14.08 $12.15 $10.59 $12.92 $11.99 $ 8.98 $16.51 $14.52 $12.35
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            612    679    285    323    357    414    429    388    502    525
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,327  1,496  1,178  1,338  1,473  1,671  1,946  2,344  3,119  3,695
------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $19.44 $21.23 $18.04 $15.56 $18.82 $17.99 $14.00 $24.89 $22.90 $18.47
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            424    463    518    588    682    750    848  1,077  1,280  1,346
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,142  2,312  2,609  2,912  3,272  3,639  4,114  4,966  6,421  7,759
------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $14.41 $13.09 $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84 $10.58 $ 9.49
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,418  1,572    156    171    192    218    255    332    411    551
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          7,263  8,007  1,077  1,207  1,380  1,599  1,960  2,567  3,675  4,802
------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $24.58 $22.43 $16.80 $14.97 $15.75 $13.95 $10.49 $17.21 $15.09 $14.19
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          2,352  2,686  1,298  1,421  1,494  1,678  1,885  2,262  2,809  3,663
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,019  5,622  4,087  4,619  2,743  3,051  3,436  4,084  5,280  6,697
------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $19.32 $17.45 $13.35 $11.68 $12.48 $11.22 $ 9.45 $16.90 $17.95 $14.99
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          4,703  5,353  3,301  3,714  4,243  4,867  5,687  7,503  2,657  3,058
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          7,338  8,270  2,452  2,804  3,217  3,670  4,274  5,583  6,430  8,002
------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $24.69 $22.57 $17.20 $14.69 $16.45 $13.61 $10.16 $17.04 $17.55 $15.82
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            731    816    761    853    948  1,067  1,128  1,472  1,921  2,356
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            594    671    545    622    732    838    780  1,031  1,465  2,388
------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $57.04 $56.12 $50.29 $46.86 $48.66 $44.88 $38.88 $52.19 $49.78 $45.74
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,187  1,315  1,412  1,547  1,688  1,783  1,952  2,239  2,505  2,919
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            851    906    987  1,058  1,183  1,234  1,346  1,500  1,399  1,314
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2014   2013   2012   2011   2010   2009   2008   2007   2006   2005
------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $14.75 $14.41 $12.19 $11.08 $11.82 $10.74 $ 8.93 $13.27 $12.64 $11.19
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          2,012  2,176  2,545  2,807  3,183  3,362  3,168  2,958  1,913    711
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,853  3,399  3,445  4,167  4,151  5,278  5,241  6,731  6,975  4,170
------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.81 $12.23 $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50 $10.43     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            637    533    459    470    474    537    578    609    222     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            802    780    601    603    457    550    474    444    141     --
------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $13.88 $13.77 $10.21 $ 8.86 $ 9.94 $ 8.11 $ 6.41 $ 9.75 $10.82     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             35     43     45     54     62     66     86     33      8     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             64    149     75     87     88     99    170     47     14     --
------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.04 $10.61 $ 8.72 $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            224    269    288    299    269    261    282    245     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            496    456    471    505    548    558    619    308     --     --
------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $13.10 $12.10 $ 9.49 $ 8.42 $ 8.94 $ 8.09 $ 6.56 $10.74 $10.71     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            113    127    134    157    164    191    210    225     50     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            106    109    120    134    146    173    193    210     92     --
------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.50 $11.53 $ 9.20 $ 7.82 $ 8.64 $ 8.11 $ 6.32 $10.83 $10.76     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            162    137    106    118    106    121    113    136     61     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            170    173    167    158    172    165    189    228     98     --
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 9.67 $ 9.86 $10.70 $10.69 $10.85 $10.91 $10.24 $10.82 $ 9.84 $ 9.93
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            590    706    827    919  1,111  1,232    991    393    330    253
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,036  1,193  1,311  1,490  1,624  1,795  1,173    444    431    308
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                             -------------------------------------------------------------------------------
                              2014    2013    2012    2011    2010    2009    2008    2007    2006    2005
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                $ 31.27 $ 30.61 $ 22.45 $ 19.69 $ 20.09 $ 15.28 $ 11.42 $ 20.92 $ 18.17 $ 16.90
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         443     487     521     563     635     674     781     916   1,201   1,468
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)         985   1,105   1,312   1,490   1,663   1,789   2,048   2,476   3,532   4,499
------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------
   Unit value                $ 13.10 $ 11.69 $  8.82 $  7.66 $  7.74 $  6.98 $  5.40 $ 10.00 $  9.04 $  8.71
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)          25      22      18      19      19      31      30      44      46      54
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)         123      76      77      77      91     113     132     126     157     557
------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $357.42 $323.33 $247.42 $216.98 $218.78 $191.39 $151.18 $272.69 $267.14 $244.64
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         227     248     269     299     336     384     430     529     687     900
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)         270     301     337     378     428     486     555     670     876   1,138
------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $ 14.28 $ 14.14 $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57 $ 14.33 $ 13.96
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)       1,483   1,604     506     568     629     699     758   1,111   1,273   1,222
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       3,767   4,221   2,525   2,887   3,265   3,654   4,114   5,253   6,838   8,972
------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $ 44.25 $ 39.70 $ 30.60 $ 26.92 $ 26.88 $ 23.82 $ 19.19 $ 31.03 $ 29.97 $ 26.40
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         831     890     952   1,051   1,137   1,262   1,388   1,714   2,138   2,703
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       1,873   2,058   2,244   2,569   2,893   3,275   3,764   4,648   6,213   8,100
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2014   2013   2012   2011   2010   2009   2008   2007   2006   2005
------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------
   Unit value                          $14.30 $14.26 $13.02 $12.54 $12.55 $11.60 $10.08 $11.86 $11.63 $10.50
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            141    152    160    168    154    137    137    178    114     54
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            131    168    163    177    167     84     66     77     74     17
------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------
   Unit value                          $57.19 $56.25 $40.99 $35.26 $37.03 $28.30 $20.28 $29.65 $27.50 $23.46
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            231    262    267    283    281    280    264    267    191    183
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            231    253    252    273    289    281    295    311    141    170
------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------
   Unit value                          $20.34 $20.31 $20.93 $21.02 $20.23 $19.68 $20.41 $19.97 $18.95 $18.62
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            320    364    433    470    565    690    860  1,014  1,287  1,772
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            251    296    342    396    416    524    571    579    773  1,100
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $14.04 $15.29 $12.76 $11.13 $12.84 $12.38 $ 9.87 $20.30 $18.42 $15.12
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,242  1,320  1,422  1,578  1,762  1,967  2,218  2,628  3,112  3,477
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            842    885    901  1,015  1,145  1,319  1,498  1,872  2,019  2,553
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.56 $11.35 $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86 $ 6.99 $ 7.13
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,588  1,755  1,927  2,110  2,261  2,596  2,797  3,381  4,248  5,346
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,923  2,124  2,392  2,679  3,016  3,463  4,108  4,849  6,383  8,379
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 9.78 $ 8.80 $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56 $11.38 $10.80
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            415    398    352    385    225    239    156    159    136     28
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            498    465    403    542    137    136    147    156    182     41
------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
   Unit value                          $28.20 $28.59 $28.98 $29.38 $29.78 $30.18 $30.60 $30.37 $29.41 $28.53
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            300    347    378    510    571    813  1,288    949  1,040  1,076
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            819    950  1,055  1,247  1,398  1,654  2,696  2,271  2,410  2,619
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)


------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2014   2013   2012   2011   2010   2009   2008   2007   2006   2005
------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                          $22.13 $22.59 $16.53 $15.41 $16.92 $12.97 $ 8.37 $16.10 $13.34 $12.37
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            234    274    299    333    332    311    208    175     74     68
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            305    309    366    463    512    470    294    336    109     49
------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------
   Unit value                          $16.90 $16.65 $17.27 $17.05 $17.08 $16.29 $15.57 $16.89 $16.38 $15.99
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            773    856    221    260    306    328    223    293    353    490
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            743    858    301    344    392    425    324    436    459    574
------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $25.22 $24.38 $17.98 $15.78 $16.66 $13.42 $10.79 $16.60 $17.14 $14.76
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            309    354    385    434    480    536    558    662    793    914
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            517    585    599    657    744    864    995  1,203  1,660  2,139
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------
   Unit value                          $18.43 $16.46 $12.30 $11.00 $11.71 $10.08 $ 6.45 $12.36 $10.60 $10.01
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            321    350    392    422    430    469    444    513    609    854
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            354    373    443    491    551    657    537    647    737  1,024
------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014.



--------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------------
                                              2014    2013    2012    2011    2010    2009    2008    2007    2006   2005
--------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.04 $ 11.24 $ 11.90 $ 10.47 $ 11.54 $  9.24 $  6.62 $ 11.92 $10.82 $10.03
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         357     398     312     349     414     445     535     685    807    975
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,600   2,957   2,318   2,342   2,479   2,357   1,770   1,398    884    663
--------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.22 $ 11.93      --      --      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         356     456      --      --      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,717   5,581      --      --      --      --      --      --     --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.00 $ 14.55 $ 11.69 $ 10.40 $ 11.42 $ 10.26 $  8.19 $ 13.68 $13.09 $11.28
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         437     464     515     610     715     734     667     566    265    106
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      28,636  32,170  35,500  39,758  44,516  47,988  44,143  31,080  6,793    342
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.12 $ 12.00 $ 11.68 $ 11.34 $ 11.31 $ 10.71 $  9.90 $ 11.30 $10.85 $10.36
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,288   1,354   1,529   1,345   1,265   1,146     992     549    334    254
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      16,844  20,639  27,024  26,538  25,752  25,907  18,171   4,087  1,202    501
--------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.82 $ 12.62 $ 11.63 $ 11.00 $ 11.25 $ 10.48 $  9.30 $ 11.73 $11.29 $10.55
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         860     984   1,012     933   1,057     999     779     627    429    360
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      14,883  17,375  20,583  20,717  20,999  20,920  16,064   7,023  2,537    671
--------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.76 $ 20.73 $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86 $ 25.86 $18.50 $13.71
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         716     810     813     908   1,057   1,240   1,328   1,520  1,689  1,667
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,518   8,620   7,373   7,953   8,828   9,622   8,369   5,992  2,602  1,632
--------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.62 $ 13.67 $ 11.81 $ 10.32 $ 12.62 $ 11.73 $  8.81 $ 16.22 $14.30 $12.18
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         631     698     281     327     360     418     371     338    355    366
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      11,444  12,569   5,881   6,307   6,351   6,484   4,686   3,598  2,904  2,599
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDING DECEMBER 31,
                                    ------------------------------------------------------------------------------------
                                     2014     2013     2012     2011     2010     2009     2008    2007    2006    2005
------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 18.76 $  20.53 $  17.47 $  15.11 $  18.30 $  17.53 $  13.67 $ 24.36 $ 22.46 $18.15
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       373      416      479      556      605      665      781   1,017   1,158  1,158
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     3,723    4,007    4,684    5,124    5,532    5,490    5,347   4,881   3,580  3,145
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 13.95 $  12.70 $   9.80 $   8.66 $   9.18 $   8.17 $   6.56 $ 10.64 $ 10.41 $ 9.36
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,192    1,372      176      190      221      246      276     327     412    507
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    13,463   15,486    2,088    2,282    2,525    2,683    2,845   3,557   4,130  4,965
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 23.72 $  21.69 $  16.27 $  14.53 $  15.32 $  13.60 $  10.24 $ 16.84 $ 14.80 $13.94
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,683    1,935      625      718      773      887      909   1,065   1,228  1,421
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    17,631   20,677    4,081    4,411    2,793    3,016    2,719   2,698   2,090  2,422
------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 18.67 $  16.90 $  12.95 $  11.36 $  12.15 $  10.95 $   9.24 $ 16.56 $ 17.62 $14.75
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     4,210    4,820    3,289    3,807    4,413    5,070    5,899   7,968   3,035  3,256
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    18,475   21,370    5,492    6,058    6,685    7,574    8,454   9,126   5,695  5,091
------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 23.82 $  21.82 $  16.66 $  14.26 $  16.00 $  13.27 $   9.92 $ 16.67 $ 17.21 $15.54
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,102    1,248    1,189    1,378    1,611    1,891    2,080   2,791   3,415  3,954
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     6,545    7,186    5,926    6,450    7,106    8,258    3,049   3,624   3,215  3,279
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 53.79 $  53.03 $  47.62 $  44.46 $  46.26 $  42.75 $  37.11 $ 49.91 $ 47.71 $43.93
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       988    1,099    1,165    1,283    1,358    1,456    1,572   1,879   2,045  2,273
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    15,421   17,620   19,858   21,265   22,543   23,023   18,036   9,394   3,387    762
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 14.43 $  14.12 $  11.98 $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16 $ 12.57 $11.15
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     2,347    2,478    2,630    3,067    3,447    3,411    3,625   3,240   2,127    788
------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    91,618  104,418  119,079  130,217  139,811  147,651  130,940  85,777  22,340  2,035
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------------
                                              2014    2013    2012    2011    2010    2009    2008    2007    2006   2005
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.60 $ 12.05 $ 10.68 $  9.75 $  9.90 $  9.03 $  7.03 $ 10.47 $10.42     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         652     569     515     520     506     654     619     694    200     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       9,704   8,940   8,436   7,905   7,472   8,263   8,326   6,851  1,076     --
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.64 $ 13.57 $ 10.08 $  8.77 $  9.85 $  8.05 $  6.38 $  9.73 $10.82     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          20      23      24      26      21      29      69      37     12     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,661   1,893   2,413   2,620   2,403   2,073   1,829     936    153     --
--------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.87 $ 10.47 $  8.62 $  7.64 $  8.12 $  7.47 $  5.90 $  9.50     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         283     283     255     248     227     234     157     104     --     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      20,306  22,046  24,354  26,377  27,864  29,210  27,745  13,483     --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.88 $ 11.93 $  9.37 $  8.33 $  8.86 $  8.04 $  6.53 $ 10.71 $10.70     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          71      60      68      88      96     125     170     194     47     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,110   2,274   2,742   3,064   3,351   3,613   3,890   3,519    623     --
--------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.30 $ 11.36 $  9.09 $  7.73 $  8.57 $  8.06 $  6.29 $ 10.80 $10.75     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         162     125      94      89      86     100      87     124     39     --
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,280   3,271   3,522   3,403   3,481   3,207   3,287   2,998    531     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.64 $  9.84 $ 10.54 $ 10.54 $ 10.73 $ 10.81 $ 10.17 $ 10.76 $ 9.81 $ 9.92
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         647     707     858   1,017   1,201   1,362   1,103     493    337    248
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       9,550  11,178  12,551  13,482  16,269  17,971  11,794   3,625  1,202    300
--------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 30.17 $ 29.59 $ 21.75 $ 19.11 $ 19.54 $ 14.90 $ 11.15 $ 20.47 $17.82 $16.60
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         747     846     963   1,080   1,213   1,380   1,540   1,874  2,275  2,668
--------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,287   2,625   2,857   2,859   2,770   2,587   2,766   2,301  1,922  1,979
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2014    2013    2012    2011    2010    2009    2008    2007    2006    2005
----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.70 $ 11.36 $  8.59 $  7.47 $  7.57 $  6.83 $  5.30 $  9.83 $  8.91 $  8.60
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          54      60      59      52      43      41      43      46      52      53
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         745     823     638     623     620     641     636     349     147      65
----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $330.28 $299.39 $229.56 $201.73 $203.81 $178.67 $141.42 $255.59 $250.91 $230.23
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         109     122     134     155     180     204     232     289     361     422
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         334     370     408     444     467     502     423     392     361     370
----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.80 $ 13.68 $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28 $ 14.07 $ 13.73
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,649   1,769     625     662     752     800     782   1,284   1,359   1,399
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      15,513  16,981   9,765   9,160   9,069   8,565   6,813   8,678   7,950   8,015
----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 42.42 $ 38.14 $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17 $ 29.20 $ 15.77
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         485     504     549     590     647     761     812     979   1,200   1,369
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,461   4,537   4,671   4,883   5,014   4,766   4,288   4,204   3,534   3,726
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.02 $ 14.01 $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80 $ 11.59 $ 10.49
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         145     148     143     184     161     130     138     180     116      33
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,118   2,381   2,202   2,259   2,245   1,717   1,577   1,416     425      11
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 54.21 $ 53.42 $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50 $ 26.49 $ 22.64
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         237     252     275     300     297     280     243     223     148     129
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,149   3,577   3,829   3,903   4,112   3,958   3,270   2,211     519     111
----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 19.39 $ 19.40 $ 20.03 $ 20.15 $ 19.44 $ 18.94 $ 19.69 $ 19.30 $ 18.35 $ 18.07
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         627     701     849     955   1,042   1,203   1,536   1,984   2,414   2,944
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,768   1,946   2,417   2,375   2,228   2,248   2,058     813     747     873
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             -----------------------------------------------------------------------
                                              2014    2013    2012   2011   2010   2009   2008   2007   2006   2005
--------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.49 $ 14.72 $12.31 $10.75 $12.44 $12.01 $ 9.60 $19.79 $17.99 $14.79
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,119   1,217  1,317  1,531  1,710  2,027  2,398  2,956  3,446  3,745
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,713   5,844  5,593  6,041  6,247  6,599  6,749  5,611  1,983  1,000
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.17 $ 11.01 $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72 $ 6.88 $ 7.03
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,390   1,518  1,654  1,817  1,989  2,378  2,657  3,164  4,038  4,648
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,916   7,133  6,653  7,060  7,310  7,663  7,722  7,920  7,569  9,117
--------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.46 $  8.53 $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36 $11.19 $10.64
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         330     267    175    217     81     80     64     68     63     20
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,368   6,156  5,757  6,597  2,766  2,425  1,742  1,312    738    113
--------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 17.36 $ 16.18 $12.40 $10.76 $11.20 $ 9.04 $ 6.74 $13.50 $12.70 $11.56
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         788     882    965  1,101  1,260  1,483  1,671  2,075  2,486  2,857
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,843   6,322  6,584  6,910  7,480  7,799  7,091  6,060  4,317  4,297
--------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 26.35 $ 26.76 $27.18 $27.61 $28.05 $28.48 $28.93 $28.78 $27.92 $27.14
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         416     516    413    545    661    807  1,454  1,294  1,184  1,196
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,838   2,525  2,652  3,062  2,790  3,955  5,634  3,506  2,933  1,954
--------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 21.70 $ 22.20 $16.28 $15.20 $16.73 $12.84 $ 8.31 $16.02 $13.29 $12.36
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         247     268    320    354    367    354    213    145     44     35
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,410   5,164  6,105  6,242  5,888  5,105  3,782  2,291    361     40
--------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 16.19 $ 15.98 $16.61 $16.43 $16.49 $15.77 $15.10 $16.41 $15.95 $15.60
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         918   1,023    276    289    351    392    279    352    389    490
--------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      11,420  12,967  4,524  4,345  4,269  3,756  1,534  1,355    630    455
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2014. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDING DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                          2014   2013   2012   2011   2010   2009   2008   2007   2006   2005
------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------
   Unit value                                            $24.36 $23.60 $17.44 $15.33 $16.22 $13.10 $10.55 $16.27 $16.83 $14.52
------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units outstanding
     (000's)                                                223    257    298    337    370    435    461    571    681    710
------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units outstanding
     (000's)                                              3,300  3,586  3,874  4,203  4,357  4,503  2,777  2,196  1,231    854
------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------
   Unit value                                            $17.95 $16.06 $12.03 $10.78 $11.50 $ 9.92 $ 6.36 $12.21 $10.49 $ 9.93
------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units outstanding
     (000's)                                                620    668    773    873    979  1,106  1,152  1,391  1,590  1,869
------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units outstanding
     (000's)                                              4,189  4,392  5,169  5,030  5,183  5,240  4,243  3,629  2,459  2,792
------------------------------------------------------------------------------------------------------------------------------

(14)HYPOTHETICAL ILLUSTRATION


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.52)% and 3.48% for the Accumulator(R) contracts; (2.57)% and 3.43% for Accumulator(R) Plus/SM/ contracts; (2.77)% and 3.23% for Accumulator(R) Elite/SM/ contracts; and (2.87)% and 3.13% for Accumulator(R) Select/SM/ contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.45% and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.27% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,970 102,958 89,970  95,958 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,802 108,089 96,802 103,089 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,673 111,263 94,673 107,263 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,612 114,521 92,612 111,521 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,614 117,868 90,614 115,868 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,677 121,303 88,677 120,303 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,799 124,830 86,799 124,830 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     83,977 128,451 83,977 128,451 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     81,209 132,166 81,209 132,166 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     68,075 152,241 68,075 152,241 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     55,886 174,990 55,886 174,990 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     44,931 201,315 44,931 201,315 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     39,154 236,489 39,154 236,489 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     34,119 277,809 34,119 277,809 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(15)OTHER CONSIDERATIONS

CYBERSECURITY

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS


------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/1/03; 5/15/03;                         5/1/03; 5/15/ 03;
                                                     8/15/03; 11/24/03;                       8/15/03; 11/24/03;
                                                     2/1/04; 5/1/04;                          2/1/04; 5/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/1/05;                        5/1/05; 5/9/05;
                                                     5/9/05; 6/10/05;                         6/10/05; 6/17/05;
                                                     6/17/05; 7/25/05;                        7/25/05; 8/31/05;
                                                     8/31/05; 12/2/05;                        12/2/05; 2/8/06;
                                                     2/8/06; 5/1/06;                          5/1/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 5/1/07;                          5/1/07;
                                                     8/24/07; 9/19/07;                        8/24/07;9/19/ 07;
                                                     10/19/07; 2/15/08;                       10/19/07; 2/15/08;
                                                     5/1/08; 6/20/08;                         5/1/08; 6/20/08;
                                                     7/21/08; 8/15/08;                        7/21/08; 8/15/08;
                                                     11/13/08; 12/1/08;                       11/13/08;
                                                     1/15/09; 5/1/09;                         12/1/08;1/15/09;
                                                     6/8/09; 8/17/09;                         5/1/09; 6/8/09;
                                                     8/18/09; 9/3/ 09;                        8/17/ 09; 8/18/09;
                                                     9/25/09; 1/7/10;                         9/3/09; 9/25/09;
                                                     2/1/10; 2/5/10;                          1/7/10; 2/1/10;
                                                     5/1/10; 6/14/10;                         2/5/10; 5/1/10;
                                                     8/25/10; 12/15/10;                       6/14/10; 8/25/10;
                                                     12/29/10; 2/11/11;                       12/15/10; 12/29/10;
                                                     5/1/11; 6/30/11;                         2/11/11; 5/1/11;
                                                     8/16/11; 12/27/11;                       6/30/11; 8/16/11;
                                                     2/6/12; 5/1/12;                          12/27/11; 2/6/12;
                                                     6/20/12; 2/15/13;                        5/1/12; 6/20/12;
                                                     5/1/13; 5/1/13;                          2/15/13; 5/1/13;
                                                     8/23/13;                                 5/1/13; 8/23/13;
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2015
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                             Inforce Supplement

                                                                        #792818

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015 FOR ACCUMULATOR(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2015. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.
             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Calculating Unit Values                            2

             Financial statements                               2




             Copyright 2015 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                        #792818

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2014 and for each of the two years in the period ended December 31, 2014, and the consolidated financial statements of AXA Equitable at December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $516,811,792 in 2014, $548,888,192 in 2013 and $575,594,540 in 2012, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $16,033,494 and $16,167,554, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2014, 2013 and 2012. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $571,445,806 in 2014, $577,490,356 in 2013 and $630,130,187 in 2012. Of these amounts, AXA Advisors retained $305,637,317, $319,941,479 and $371,036,017, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............  FSA-2
 Financial Statements:
    Statements of Assets and Liabilities, December 31, 2014............  FSA-3
    Statements of Operations for the Year Ended December 31, 2014...... FSA-15
    Statements of Changes in Net Assets for the Years or Periods Ended
      December 31, 2014 and 2013....................................... FSA-25
    Notes to Financial Statements...................................... FSA-38

 AXA EQUITABLE LIFE INSURANCE COMPANY

 INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............    F-1
 Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2014 and 2013............    F-2
    Consolidated Statements of Earnings (Loss), Years Ended
      December 31, 2014, 2013 and 2012.................................    F-3
    Consolidated Statements of Comprehensive Income (Loss), Years
      Ended December 31, 2014, 2013 and 2012...........................    F-4
    Consolidated Statements of Equity, Years Ended December 31, 2014,
      2013 and 2012....................................................    F-5
    Consolidated Statements of Cash Flows, Years Ended December 31,
      2014, 2013 and 2012..............................................    F-6
    Notes to Consolidated Financial Statements.........................    F-8

                                 FSA-1  #799547

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 20, 2015

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

                                                                                                           AXA GLOBAL
                  AXA 400 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS EQUITY MANAGED
                    VOLATILITY*     VOLATILITY*     ALLOCATION*     ALLOCATION*         ALLOCATION*       VOLATILITY*
                  --------------- ---------------- -------------- ---------------- --------------------- --------------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value...........   $11,295,626     $14,459,522     $20,635,595     $48,018,725         $39,243,414       $48,853,591

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............           443             618           1,474           1,850               1,589             2,198
                    -----------     -----------     -----------     -----------         -----------       -----------

    Total
    assets.......    11,296,069      14,460,140      20,637,069      48,020,575          39,245,003        48,855,789
                    -----------     -----------     -----------     -----------         -----------       -----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....           443             618           1,474           1,850               1,589             2,198
                    -----------     -----------     -----------     -----------         -----------       -----------

    Total
    liabilities..           443             618           1,474           1,850               1,589             2,198
                    -----------     -----------     -----------     -----------         -----------       -----------
NET
 ASSETS..........   $11,295,626     $14,459,522     $20,635,595     $48,018,725         $39,243,414       $48,853,591
                    ===========     ===========     ===========     ===========         ===========       ===========

NET
 ASSETS:

 Accumulation
 unit
 values..........   $11,268,477     $14,434,439     $20,617,081     $48,010,203         $39,235,677       $48,830,935

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No. 45..........        27,149          25,083          18,514           8,522               7,737            22,656
                    -----------     -----------     -----------     -----------         -----------       -----------

 TOTAL
 NET
 ASSETS..........   $11,295,626     $14,459,522     $20,635,595     $48,018,725         $39,243,414       $48,853,591
                    ===========     ===========     ===========     ===========         ===========       ===========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............   $10,586,221     $14,237,023     $18,703,400     $48,681,364         $38,632,289       $39,033,997
The
 Portfolios
 shares
 held

    Class
    B............       548,069         768,683       1,835,021       5,023,530           3,938,682         3,288,336

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                  AXA INTERNATIONAL AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                    CORE MANAGED      VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                     VOLATILITY*       VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*   VOLATILITY*
                  ----------------- ----------------- ------------- -------------- ------------- -------------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value...........    $27,673,551       $22,544,273     $56,723,175   $157,519,210  $267,593,648   $70,983,623

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............          1,787               871           2,658         34,140        25,183         7,530
                     -----------       -----------     -----------   ------------  ------------   -----------

    Total
    assets.......     27,675,338        22,545,144      56,725,833    157,553,350   267,618,831    70,991,153
                     -----------       -----------     -----------   ------------  ------------   -----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....          1,787               871           2,658         34,140        25,183         7,530
                     -----------       -----------     -----------   ------------  ------------   -----------

    Total
    liabilities..          1,787               871           2,658         34,140        25,183         7,530
                     -----------       -----------     -----------   ------------  ------------   -----------

 NET
 ASSETS..........    $27,673,551       $22,544,273     $56,723,175   $157,519,210  $267,593,648   $70,983,623
                     ===========       ===========     ===========   ============  ============   ===========


 NET
 ASSETS:

 Accumulation
 unit
 values..........    $27,658,730       $22,508,115     $56,678,250   $157,490,164  $267,570,430   $70,957,066

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No.
 45..............         14,821            36,158          44,925         29,046        23,218        26,557
                     -----------       -----------     -----------   ------------  ------------   -----------

 TOTAL
 NET
 ASSETS..........    $27,673,551       $22,544,273     $56,723,175   $157,519,210  $267,593,648   $70,983,623
                     ===========       ===========     ===========   ============  ============   ===========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............    $26,186,499       $21,292,980     $48,498,950   $117,460,045  $220,158,241   $49,396,720

 The
 Portfolios
 shares
 held

    Class A......             --                --              --             --     1,113,160            --

    Class
    B............      2,899,341         1,894,359       6,128,203      5,822,499    15,832,456     4,645,164

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                 AXA/FRANKLIN
                                                  AXA/FRANKLIN     SMALL CAP       AXA/FRANKLIN      AXA/MUTUAL LARGE
                  AXA MODERATE  AXA MODERATE-   BALANCED MANAGED VALUE MANAGED TEMPLETON ALLOCATION CAP EQUITY MANAGED
                  ALLOCATION*  PLUS ALLOCATION*   VOLATILITY*     VOLATILITY*  MANAGED VOLATILITY*     VOLATILITY*
                  ------------ ---------------- ---------------- ------------- -------------------- ------------------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value........... $199,927,250   $94,376,374      $24,518,246     $1,216,814        $8,605,378          $3,598,683

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............      112,740        24,810            1,012             21               338                 141
                  ------------   -----------      -----------     ----------        ----------          ----------

    Total
    assets.......  200,039,990    94,401,184       24,519,258      1,216,835         8,605,716           3,598,824
                  ------------   -----------      -----------     ----------        ----------          ----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....      112,740        24,810            1,012             46               338                 141
                  ------------   -----------      -----------     ----------        ----------          ----------

    Total
    liabilities..      112,740        24,810            1,012             46               338                 141
                  ------------   -----------      -----------     ----------        ----------          ----------
NET
 ASSETS.......... $199,927,250   $94,376,374      $24,518,246     $1,216,789        $8,605,378          $3,598,683
                  ============   ===========      ===========     ==========        ==========          ==========

NET
 ASSETS:

 Accumulation
 unit
 values.......... $199,309,554   $94,366,347      $24,517,865     $1,216,555        $8,604,681          $3,598,242

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No. 45..........      617,696        10,027              381            234               697                 441
                  ------------   -----------      -----------     ----------        ----------          ----------

 TOTAL
 NET
 ASSETS.......... $199,927,250   $94,376,374      $24,518,246     $1,216,789        $8,605,378          $3,598,683
                  ============   ===========      ===========     ==========        ==========          ==========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............ $190,938,462   $86,245,249      $22,216,824     $  971,970        $7,332,011          $2,532,929
The
 Portfolios
 shares
 held

    Class A......    1,630,138            --               --             --                --                  --

    Class
    B............   12,552,863     8,468,886        2,365,664         81,458           829,658             277,222

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                     AXA/TEMPLETON    EQ/ALLIANCEBERNSTEIN EQ/ALLIANCEBERNSTEIN  EQ/CALVERT
                     GLOBAL EQUITY       SHORT DURATION         SMALL CAP         SOCIALLY    EQ/COMMON     EQ/CORE
                  MANAGED VOLATILITY*   GOVERNMENT BOND*         GROWTH*        RESPONSIBLE* STOCK INDEX* BOND INDEX*
                  ------------------- -------------------- -------------------- ------------ ------------ -----------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value...........     $5,390,005          $19,315,087          $56,440,908       $1,664,055  $213,847,774 $68,319,975

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............            234                  749                2,206               69        21,079      19,175
                      ----------          -----------          -----------       ----------  ------------ -----------

    Total
    assets.......      5,390,239           19,315,836           56,443,114        1,664,124   213,868,853  68,339,150
                      ----------          -----------          -----------       ----------  ------------ -----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....            209                  749                2,206               69        21,079      19,175
                      ----------          -----------          -----------       ----------  ------------ -----------

    Total
    liabilities..            209                  749                2,206               69        21,079      19,175
                      ----------          -----------          -----------       ----------  ------------ -----------
NET
 ASSETS..........     $5,390,030          $19,315,087          $56,440,908       $1,664,055  $213,847,774 $68,319,975
                      ==========          ===========          ===========       ==========  ============ ===========

NET
 ASSETS:

 Accumulation
 unit
 values..........     $5,390,014          $19,312,400          $56,420,000       $1,646,465  $213,829,947 $68,287,288

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No.
 45..............             16                2,687               20,908           17,590        17,827      32,687
                      ----------          -----------          -----------       ----------  ------------ -----------

 TOTAL
 NET
 ASSETS..........     $5,390,030          $19,315,087          $56,440,908       $1,664,055  $213,847,774 $68,319,975
                      ==========          ===========          ===========       ==========  ============ ===========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............     $4,932,308          $19,472,995          $48,216,666       $1,375,021  $161,715,184 $68,559,694
The
 Portfolios
 shares
 held

    Class A......             --                   --              113,718               --     1,136,956          --

    Class
    B............        469,163            1,953,056            2,872,693          134,286     7,040,641   6,838,881

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                  EQ/GAMCO      EQ/GAMCO    EQ/INTERMEDIATE                   EQ/LARGE
                  EQ/EQUITY 500  MERGERS AND  SMALL COMPANY   GOVERNMENT    EQ/INTERNATIONAL CAP GROWTH
                     INDEX*     ACQUISITIONS*    VALUE*          BOND*       EQUITY INDEX*     INDEX*
                  ------------- ------------- ------------- --------------- ---------------- -----------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value...........  $81,314,702   $8,402,719    $41,512,389    $30,372,944     $51,305,362    $51,344,349

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............       21,242          265          2,508          1,216           1,402          8,367
                   -----------   ----------    -----------    -----------     -----------    -----------

    Total
    assets.......   81,335,944    8,402,984     41,514,897     30,374,160      51,306,764     51,352,716
                   -----------   ----------    -----------    -----------     -----------    -----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....       21,242          265          2,508          1,216           1,402          8,367
                   -----------   ----------    -----------    -----------     -----------    -----------

    Total
    liabilities..       21,242          265          2,508          1,216           1,402          8,367
                   -----------   ----------    -----------    -----------     -----------    -----------
NET
 ASSETS..........  $81,314,702   $8,402,719    $41,512,389    $30,372,944     $51,305,362    $51,344,349
                   ===========   ==========    ===========    ===========     ===========    ===========

NET
 ASSETS:

 Accumulation
 unit
 values..........  $81,256,140   $8,398,280    $41,478,101    $30,353,875     $51,292,601    $51,301,604

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No.
 45..............       58,562        4,439         34,288         19,069          12,761         42,745
                   -----------   ----------    -----------    -----------     -----------    -----------

 TOTAL
 NET
 ASSETS..........  $81,314,702   $8,402,719    $41,512,389    $30,372,944     $51,305,362    $51,344,349
                   ===========   ==========    ===========    ===========     ===========    ===========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............  $55,806,754   $8,353,058    $31,984,304    $29,584,212     $56,938,974    $36,774,420
The
 Portfolios
 shares
 held

    Class A......           --           --             --        122,777         620,517             --

    Class
    B............    2,304,009      653,151        745,654      2,840,305       5,274,641      4,216,376

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                   EQ/LARGE                            EQ/MORGAN
                   CAP VALUE    EQ/MID     EQ/MONEY   STANLEY MID EQ/QUALITY     EQ/SMALL
                    INDEX*    CAP INDEX*   MARKET*    CAP GROWTH* BOND PLUS*  COMPANY INDEX*
                  ----------- ----------- ----------- ----------- ----------- --------------
ASSETS:

 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 fair
 value........... $10,469,094 $33,691,193 $40,560,867 $17,812,181 $46,955,122  $19,705,663

 Receivable
 for
 shares
 of
 the
 Portfolios
 sold............         410       5,176     217,285       1,962       1,759       11,927
                  ----------- ----------- ----------- ----------- -----------  -----------

    Total
    assets.......  10,469,504  33,696,369  40,778,152  17,814,143  46,956,881   19,717,590
                  ----------- ----------- ----------- ----------- -----------  -----------

LIABILITIES:

 Payable
 for
 policy-related
 transactions....         410       5,176     217,285       1,962       1,759       11,927
                  ----------- ----------- ----------- ----------- -----------  -----------

    Total
    liabilities..         410       5,176     217,285       1,962       1,759       11,927
                  ----------- ----------- ----------- ----------- -----------  -----------
NET
 ASSETS.......... $10,469,094 $33,691,193 $40,560,867 $17,812,181 $46,955,122  $19,705,663
                  =========== =========== =========== =========== ===========  ===========

NET
 ASSETS:

 Accumulation
 unit
 values.......... $10,464,635 $33,677,160 $40,544,624 $17,807,116 $46,931,801  $19,697,196

 Retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No.
 45..............       4,459      14,033      16,243       5,065      23,321        8,467
                  ----------- ----------- ----------- ----------- -----------  -----------

 TOTAL
 NET
 ASSETS.......... $10,469,094 $33,691,193 $40,560,867 $17,812,181 $46,955,122  $19,705,663
                  =========== =========== =========== =========== ===========  ===========


 Investments
 in
 shares
 of
 the
 Portfolios,
 at
 cost............ $ 8,646,301 $22,603,251 $40,561,114 $17,833,750 $46,526,987  $16,741,025
The
 Portfolios
 shares
 held

    Class A......          --          --   3,225,177          --          --           --

    Class
    B............   1,233,611   2,535,179  37,333,822   1,009,206   5,519,670    1,683,552

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                        MULTIMANAGER
                                                        TECHNOLOGY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,185,155
Receivable for shares of the Portfolios sold...........       5,845
                                                        -----------
   Total assets........................................  25,191,000
                                                        -----------

LIABILITIES:
Payable for policy-related transactions................       5,845
                                                        -----------
   Total liabilities...................................       5,845
                                                        -----------
NET ASSETS............................................. $25,185,155
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $25,168,810
Retained by AXA Equitable in Separate Account No. 45...      16,345
                                                        -----------
TOTAL NET ASSETS....................................... $25,185,155
                                                        ===========

Investments in shares of the Portfolios, at cost....... $17,688,302
The Portfolios shares held
   Class B.............................................   1,271,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY.................  1.15%          B          $12.12        238
AXA 400 MANAGED VOLATILITY.................  1.35%          B          $12.08        225
AXA 400 MANAGED VOLATILITY.................  1.55%          B          $12.04        357
AXA 400 MANAGED VOLATILITY.................  1.60%          B          $12.03        110
AXA 400 MANAGED VOLATILITY.................  1.70%          B          $12.01          3

AXA 2000 MANAGED VOLATILITY................  0.50%          B          $12.44          1
AXA 2000 MANAGED VOLATILITY................  1.15%          B          $12.30        232
AXA 2000 MANAGED VOLATILITY................  1.35%          B          $12.26        448
AXA 2000 MANAGED VOLATILITY................  1.55%          B          $12.22        356
AXA 2000 MANAGED VOLATILITY................  1.60%          B          $12.21        138
AXA 2000 MANAGED VOLATILITY................  1.70%          B          $12.19          3

AXA AGGRESSIVE ALLOCATION..................  1.15%          B          $15.68        376
AXA AGGRESSIVE ALLOCATION..................  1.35%          B          $15.34        466
AXA AGGRESSIVE ALLOCATION..................  1.55%          B          $15.00        437
AXA AGGRESSIVE ALLOCATION..................  1.60%          B          $14.92         69

AXA CONSERVATIVE ALLOCATION................  1.15%          B          $12.67        986
AXA CONSERVATIVE ALLOCATION................  1.35%          B          $12.39      1,134
AXA CONSERVATIVE ALLOCATION................  1.55%          B          $12.12      1,288
AXA CONSERVATIVE ALLOCATION................  1.60%          B          $12.05        474
AXA CONSERVATIVE ALLOCATION................  1.70%          B          $12.48         12

AXA CONSERVATIVE-PLUS ALLOCATION...........  1.15%          B          $13.40        592
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.35%          B          $13.10        841
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.55%          B          $12.82        860
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.60%          B          $12.75        720
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.70%          B          $13.41          6

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.50%          B          $24.96         --
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.15%          B          $22.27        476
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.35%          B          $21.50        831
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B          $20.76        716
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.60%          B          $20.57        265
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          B          $20.22          2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.50%          B          $14.90        156
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.15%          B          $13.44        501
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.35%          B          $13.02        612
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          B          $12.62        631
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.60%          B          $12.52        211
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          B          $12.32          1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.15%          B          $20.15        251
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B          $19.44        424
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.55%          B          $18.76        373
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.60%          B          $18.59        119

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B          $16.53          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.15%          B          $14.89        875
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.35%          B          $14.41      1,418
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.55%          B          $13.95      1,192

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                           UNITS
                                                      CONTRACT                          OUTSTANDING
                                                      CHARGES* SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- ------------- ---------- -----------
AXA LARGE CAP CORE MANAGED VOLATILITY................  1.60%         B         $13.84        470
AXA LARGE CAP CORE MANAGED VOLATILITY................  1.70%         B         $13.62          4

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  0.50%         B         $28.61        103
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  1.15%         B         $25.48      1,590
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  1.35%         B         $24.58      2,352
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  1.55%         B         $23.72      1,683
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  1.60%         B         $23.51        688
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  1.70%         B         $23.09          5

AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.15%         A         $10.63      1,657
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  0.50%         B         $22.36        105
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.15%         B         $10.49      4,441
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.35%         B         $19.32      4,703
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.55%         B         $18.67      4,210
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.60%         B         $18.51      1,662
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  1.70%         B         $18.19         43

AXA MID CAP VALUE MANAGED VOLATILITY.................  0.50%         B         $28.73          2
AXA MID CAP VALUE MANAGED VOLATILITY.................  1.15%         B         $25.59        690
AXA MID CAP VALUE MANAGED VOLATILITY.................  1.35%         B         $24.69        731
AXA MID CAP VALUE MANAGED VOLATILITY.................  1.55%         B         $23.82      1,102
AXA MID CAP VALUE MANAGED VOLATILITY.................  1.60%         B         $23.61        371
AXA MID CAP VALUE MANAGED VOLATILITY.................  1.70%         B         $23.19          9

AXA MODERATE ALLOCATION..............................  1.15%         A         $64.55        351
AXA MODERATE ALLOCATION..............................  0.50%         B         $73.12          1
AXA MODERATE ALLOCATION..............................  1.15%         B         $60.48        461
AXA MODERATE ALLOCATION..............................  1.35%         B         $57.04      1,187
AXA MODERATE ALLOCATION..............................  1.55%         B         $53.79        988
AXA MODERATE ALLOCATION..............................  1.60%         B         $53.00        509
AXA MODERATE ALLOCATION..............................  1.70%         B         $51.47         16

AXA MODERATE-PLUS ALLOCATION.........................  1.15%         B         $15.08      1,369
AXA MODERATE-PLUS ALLOCATION.........................  1.35%         B         $14.75      2,012
AXA MODERATE-PLUS ALLOCATION.........................  1.55%         B         $14.43      2,347
AXA MODERATE-PLUS ALLOCATION.........................  1.60%         B         $14.35        707
AXA MODERATE-PLUS ALLOCATION.........................  1.70%         B         $15.67          2

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............  1.15%         B         $13.03        376
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............  1.35%         B         $12.81        637
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............  1.55%         B         $12.60        652
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............  1.60%         B         $12.54        255
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............  1.70%         B         $12.44          4

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.15%         B         $14.11         24
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.35%         B         $13.88         35
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.55%         B         $13.64         20
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.60%         B         $13.59          9

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.15%         B         $11.21        165
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.35%         B         $11.04        224
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%         B         $10.87        283
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.60%         B         $10.83        111

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.15%         B         $13.32         46
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.35%         B         $13.10        113

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                     CONTRACT                          OUTSTANDING
                                                     CHARGES* SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- ------------- ---------- -----------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY......  1.55%         B        $ 12.88         71
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY......  1.60%         B        $ 12.83         46

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY......  1.15%         B        $ 11.69        100
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY......  1.35%         B        $ 11.50        162
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY......  1.55%         B        $ 11.30        162
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY......  1.60%         B        $ 11.26         47

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.  1.15%         B        $  9.71        469
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.  1.35%         B        $  9.67        590
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.  1.55%         B        $  9.64        647
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.  1.60%         B        $  9.63        274
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.  1.70%         B        $  9.62         18

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.15%         A        $ 33.58         67
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  0.50%         B        $ 36.39          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.15%         B        $ 32.41        359
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.35%         B        $ 31.27        443
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.55%         B        $ 30.17        747
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.60%         B        $ 29.90        202
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............  1.70%         B        $ 29.37          2

EQ/CALVERT SOCIALLY RESPONSIBLE.....................  1.15%         B        $ 13.52         12
EQ/CALVERT SOCIALLY RESPONSIBLE.....................  1.35%         B        $ 13.10         25
EQ/CALVERT SOCIALLY RESPONSIBLE.....................  1.55%         B        $ 12.70         54
EQ/CALVERT SOCIALLY RESPONSIBLE.....................  1.60%         B        $ 12.60         38

EQ/COMMON STOCK INDEX...............................  1.15%         A        $401.80         74
EQ/COMMON STOCK INDEX...............................  1.15%         B        $386.73        130
EQ/COMMON STOCK INDEX...............................  1.35%         B        $357.42        227
EQ/COMMON STOCK INDEX...............................  1.55%         B        $330.28        109
EQ/COMMON STOCK INDEX...............................  1.60%         B        $323.83         52
EQ/COMMON STOCK INDEX...............................  1.70%         B        $311.29         --

EQ/CORE BOND INDEX..................................  0.50%         B        $ 16.53          1
EQ/CORE BOND INDEX..................................  1.15%         B        $ 14.78        998
EQ/CORE BOND INDEX..................................  1.35%         B        $ 14.28      1,483
EQ/CORE BOND INDEX..................................  1.55%         B        $ 13.80      1,649
EQ/CORE BOND INDEX..................................  1.60%         B        $ 13.68        692
EQ/CORE BOND INDEX..................................  1.70%         B        $ 13.45          9

EQ/EQUITY 500 INDEX.................................  1.15%         B        $ 46.16        318
EQ/EQUITY 500 INDEX.................................  1.35%         B        $ 44.25        831
EQ/EQUITY 500 INDEX.................................  1.55%         B        $ 42.42        485
EQ/EQUITY 500 INDEX.................................  1.60%         B        $ 41.97        218
EQ/EQUITY 500 INDEX.................................  1.70%         B        $ 41.09          2

EQ/GAMCO MERGERS AND ACQUISITIONS...................  0.50%         B        $ 15.54        157
EQ/GAMCO MERGERS AND ACQUISITIONS...................  1.15%         B        $ 14.58         88
EQ/GAMCO MERGERS AND ACQUISITIONS...................  1.35%         B        $ 14.30        141
EQ/GAMCO MERGERS AND ACQUISITIONS...................  1.55%         B        $ 14.02        145
EQ/GAMCO MERGERS AND ACQUISITIONS...................  1.60%         B        $ 13.95         42
EQ/GAMCO MERGERS AND ACQUISITIONS...................  1.70%         B        $ 13.82          4

EQ/GAMCO SMALL COMPANY VALUE........................  0.50%         B        $ 71.75         18
EQ/GAMCO SMALL COMPANY VALUE........................  1.15%         B        $ 60.34        148
EQ/GAMCO SMALL COMPANY VALUE........................  1.35%         B        $ 57.19        231

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                       UNITS
                                  CONTRACT                          OUTSTANDING
                                  CHARGES* SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- ------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.....  1.55%         B         $54.21        237
EQ/GAMCO SMALL COMPANY VALUE.....  1.60%         B         $53.48         95
EQ/GAMCO SMALL COMPANY VALUE.....  1.70%         B         $52.07          1

EQ/INTERMEDIATE GOVERNMENT BOND..  1.15%         A         $22.15         57
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%         B         $24.94         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.15%         B         $21.35        178
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%         B         $20.34        320
EQ/INTERMEDIATE GOVERNMENT BOND..  1.55%         B         $19.39        627
EQ/INTERMEDIATE GOVERNMENT BOND..  1.60%         B         $19.16        338
EQ/INTERMEDIATE GOVERNMENT BOND..  1.70%         B         $18.70          8

EQ/INTERNATIONAL EQUITY INDEX....  1.15%         A         $15.18        361
EQ/INTERNATIONAL EQUITY INDEX....  0.50%         B         $16.64          1
EQ/INTERNATIONAL EQUITY INDEX....  1.15%         B         $14.62        481
EQ/INTERNATIONAL EQUITY INDEX....  1.35%         B         $14.04      1,242
EQ/INTERNATIONAL EQUITY INDEX....  1.55%         B         $13.49      1,119
EQ/INTERNATIONAL EQUITY INDEX....  1.60%         B         $13.36        464
EQ/INTERNATIONAL EQUITY INDEX....  1.70%         B         $13.09          3

EQ/LARGE CAP GROWTH INDEX........  1.15%         B         $12.97        474
EQ/LARGE CAP GROWTH INDEX........  1.35%         B         $12.56      1,588
EQ/LARGE CAP GROWTH INDEX........  1.55%         B         $12.17      1,390
EQ/LARGE CAP GROWTH INDEX........  1.60%         B         $12.07        668
EQ/LARGE CAP GROWTH INDEX........  1.70%         B         $11.88         20

EQ/LARGE CAP VALUE INDEX.........  1.15%         B         $ 9.82        201
EQ/LARGE CAP VALUE INDEX.........  1.35%         B         $ 9.78        415
EQ/LARGE CAP VALUE INDEX.........  1.55%         B         $ 9.46        330
EQ/LARGE CAP VALUE INDEX.........  1.60%         B         $ 9.41        135
EQ/LARGE CAP VALUE INDEX.........  1.70%         B         $ 9.32          4

EQ/MID CAP INDEX.................  0.50%         B         $20.22          2
EQ/MID CAP INDEX.................  1.15%         B         $18.40        310
EQ/MID CAP INDEX.................  1.35%         B         $17.88        494
EQ/MID CAP INDEX.................  1.55%         B         $17.36        788
EQ/MID CAP INDEX.................  1.60%         B         $17.24        313
EQ/MID CAP INDEX.................  1.70%         B         $16.99          2

EQ/MONEY MARKET..................  1.15%         A         $31.14        104
EQ/MONEY MARKET..................  0.00%         B         $44.43         26
EQ/MONEY MARKET..................  0.50%         B         $37.57         --
EQ/MONEY MARKET..................  1.15%         B         $30.18        198
EQ/MONEY MARKET..................  1.35%         B         $28.20        300
EQ/MONEY MARKET..................  1.55%         B         $26.35        416
EQ/MONEY MARKET..................  1.60%         B         $25.91        375
EQ/MONEY MARKET..................  1.70%         B         $25.04         41

EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%         B         $24.05         64
EQ/MORGAN STANLEY MID CAP GROWTH.  1.15%         B         $22.57        171
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%         B         $22.13        234
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%         B         $21.70        247
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%         B         $21.60         85
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%         B         $21.38          1

EQ/QUALITY BOND PLUS.............  0.50%         B         $20.28        157
EQ/QUALITY BOND PLUS.............  1.15%         B         $17.64        481

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2014

                                                              UNITS
                         CONTRACT                          OUTSTANDING
                         CHARGES* SHARE CLASS** UNIT VALUE (000'S)***
                         -------- ------------- ---------- -----------
EQ/QUALITY BOND PLUS....  1.35%         B         $16.90       773
EQ/QUALITY BOND PLUS....  1.55%         B         $16.19       918
EQ/QUALITY BOND PLUS....  1.60%         B         $16.01       450
EQ/QUALITY BOND PLUS....  1.70%         B         $15.67         9

EQ/SMALL COMPANY INDEX..  1.15%         B         $26.10       170
EQ/SMALL COMPANY INDEX..  1.35%         B         $25.22       309
EQ/SMALL COMPANY INDEX..  1.55%         B         $24.36       223
EQ/SMALL COMPANY INDEX..  1.60%         B         $24.15        82
EQ/SMALL COMPANY INDEX..  1.70%         B         $23.74         2

MULTIMANAGER TECHNOLOGY.  0.50%         B         $20.61         1
MULTIMANAGER TECHNOLOGY.  1.15%         B         $18.93       233
MULTIMANAGER TECHNOLOGY.  1.35%         B         $18.43       321
MULTIMANAGER TECHNOLOGY.  1.55%         B         $17.95       620
MULTIMANAGER TECHNOLOGY.  1.60%         B         $17.84       208

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.


                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                   AXA 400 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA CONSERVATIVE
                     VOLATILITY*     VOLATILITY*     ALLOCATION*     ALLOCATION*
                   --------------- ---------------- -------------- ----------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios....    $  44,349       $  20,919      $   323,204      $  416,008

   Expenses:

    Asset-based
    charges.......      158,720         211,240          288,532         688,787
                      ---------       ---------      -----------      ----------

NET
 INVESTMENT
 INCOME
 (LOSS)...........     (114,371)       (190,321)          34,672        (272,779)
                      ---------       ---------      -----------      ----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...      133,951          51,892          835,225          16,813

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....      521,681         697,958        1,834,173       1,421,187
                      ---------       ---------      -----------      ----------
 Net
   realized
   gain
   (loss)
   on
   investments....      655,632         749,850        2,669,398       1,438,000
                      ---------       ---------      -----------      ----------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....      271,399        (229,399)      (2,021,669)       (575,024)
                      ---------       ---------      -----------      ----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......      927,031         520,451          647,729         862,976
                      ---------       ---------      -----------      ----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS.......    $ 812,660       $ 330,130      $   682,401      $  590,197
                      =========       =========      ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                           AXA GLOBAL   AXA INTERNATIONAL AXA INTERNATIONAL
                   AXA CONSERVATIVE-PLUS EQUITY MANAGED   CORE MANAGED      VALUE MANAGED
                        ALLOCATION*       VOLATILITY*      VOLATILITY*       VOLATILITY*
                   --------------------- -------------- ----------------- -----------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios....      $   395,053        $  487,352      $   388,148       $   397,642

   Expenses:

    Asset-based
    charges.......          603,286           737,141          408,117           357,296
                        -----------        ----------      -----------       -----------

NET
 INVESTMENT
 INCOME
 (LOSS)...........         (208,233)         (249,789)         (19,969)           40,346
                        -----------        ----------      -----------       -----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...          748,124         1,358,032          537,044          (696,658)

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....        1,621,589                --               --                --
                        -----------        ----------      -----------       -----------
 Net
   realized
   gain
   (loss)
   on
   investments....        2,369,713         1,358,032          537,044          (696,658)
                        -----------        ----------      -----------       -----------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....       (1,447,069)         (910,935)      (2,733,194)       (1,478,201)
                        -----------        ----------      -----------       -----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......          922,644           447,097       (2,196,150)       (2,174,859)
                        -----------        ----------      -----------       -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS.......      $   714,411        $  197,308      $(2,216,119)      $(2,134,513)
                        ===========        ==========      ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                       AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       CORE MANAGED  GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*   VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  511,658    $   294,573    $ 3,521,330   $  405,751
  Expenses:
   Asset-based charges................................................     788,197      2,156,866      3,763,646    1,014,252
                                                                        ----------    -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)..........................................    (276,539)    (1,862,293)      (242,316)    (608,501)
                                                                        ----------    -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,210,154      6,956,816     (1,669,875)   3,165,449
   Net realized gain distribution from the Portfolios.................   2,247,859             --             --           --
                                                                        ----------    -----------    -----------   ----------
  Net realized gain (loss) on investments.............................   3,458,013      6,956,816     (1,669,875)   3,165,449
                                                                        ----------    -----------    -----------   ----------

  Net change in unrealized appreciation (depreciation) of investments.   2,199,519      9,171,689     29,307,666    3,697,612
                                                                        ----------    -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,657,532     16,128,505     27,637,791    6,863,061
                                                                        ----------    -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $5,380,993    $14,266,212    $27,395,475   $6,254,560
                                                                        ==========    ===========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                   AXA/FRANKLIN
                                                    AXA/FRANKLIN     SMALL CAP
                   AXA MODERATE AXA MODERATE-PLUS BALANCED MANAGED VALUE MANAGED
                   ALLOCATION*     ALLOCATION*      VOLATILITY*     VOLATILITY*
                   ------------ ----------------- ---------------- -------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios.... $ 2,202,099     $ 1,239,621       $  551,745      $     193

   Expenses:

    Asset-based
    charges.......   2,656,117       1,372,943          332,559         19,350
                   -----------     -----------       ----------      ---------

NET
 INVESTMENT
 INCOME
 (LOSS)...........    (454,018)       (133,322)         219,186        (19,157)
                   -----------     -----------       ----------      ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...  (4,673,457)        445,997        1,156,411        185,880

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....   9,141,528       6,519,709               --             --
                   -----------     -----------       ----------      ---------
 Net
   realized
   gain
   (loss)
   on
   investments....   4,468,071       6,965,706        1,156,411        185,880
                   -----------     -----------       ----------      ---------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....    (441,685)     (4,640,322)        (374,697)      (164,094)
                   -----------     -----------       ----------      ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......   4,026,386       2,325,384          781,714         21,786
                   -----------     -----------       ----------      ---------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS....... $ 3,572,368     $ 2,192,062       $1,000,900      $   2,629
                   ===========     ===========       ==========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                      AXA/FRANKLIN       AXA/MUTUAL   AXA/TEMPLETON
                        TEMPLETON        LARGE CAP    GLOBAL EQUITY EQ/ALLIANCEBERNSTEIN
                       ALLOCATION      EQUITY MANAGED    MANAGED       SHORT DURATION
                   MANAGED VOLATILITY*  VOLATILITY*    VOLATILITY*    GOVERNMENT BOND*
        -          ------------------- -------------- ------------- --------------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios....      $ 145,344         $ 64,274      $  75,586        $      --

   Expenses:

    Asset-based
    charges.......        123,727           47,484         74,645          291,840
                        ---------         --------      ---------        ---------

NET
 INVESTMENT
 INCOME
 (LOSS)...........         21,617           16,790            941         (291,840)
                        ---------         --------      ---------        ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...        587,632          170,007        387,867          (21,494)

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....         30,425               --             --               --
                        ---------         --------      ---------        ---------
 Net
   realized
   gain
   (loss)
   on
   investments....        618,057          170,007        387,867          (21,494)
                        ---------         --------      ---------        ---------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....       (288,767)          76,949       (431,953)         (84,597)
                        ---------         --------      ---------        ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......        329,290          246,956        (44,086)        (106,091)
                        ---------         --------      ---------        ---------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS.......      $ 350,907         $263,746      $ (43,145)       $(397,931)
                        =========         ========      =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                             EQ/CALVERT
                                                                       EQ/ALLIANCEBERNSTEIN   SOCIALLY    EQ/COMMON     EQ/CORE
                                                                        SMALL CAP GROWTH*   RESPONSIBLE* STOCK INDEX* BOND INDEX*
                                                                       -------------------- ------------ ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $    33,712        $ 13,131   $ 2,592,952  $  902,132
  Expenses:
   Asset-based charges................................................         820,237          20,468     2,840,769   1,008,702
                                                                           -----------        --------   -----------  ----------

NET INVESTMENT INCOME (LOSS)..........................................        (786,525)         (7,337)     (247,817)   (106,570)
                                                                           -----------        --------   -----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       2,029,103         198,575     7,336,797     285,225
   Net realized gain distribution from the Portfolios.................       6,223,339          14,255            --          --
                                                                           -----------        --------   -----------  ----------
  Net realized gain (loss) on investments.............................       8,252,442         212,830     7,336,797     285,225
                                                                           -----------        --------   -----------  ----------

  Net change in unrealized appreciation (depreciation) of investments.      (6,350,645)        (36,332)   14,255,839     532,926
                                                                           -----------        --------   -----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       1,901,797         176,498    21,592,636     818,151
                                                                           -----------        --------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $ 1,115,272        $169,161   $21,344,819  $  711,581
                                                                           ===========        ========   ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                   EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/INTERMEDIATE
                   500 INDEX*  AND ACQUISITIONS* COMPANY VALUE* GOVERNMENT BOND*
                   ----------  ----------------- -------------- ----------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios.... $1,077,384      $      --      $   111,719      $ 124,856

   Expenses:

    Asset-based
    charges.......  1,095,352         99,783          608,957        473,714
                   ----------      ---------      -----------      ---------

NET
 INVESTMENT
 INCOME
 (LOSS)...........    (17,968)       (99,783)        (497,238)      (348,858)
                   ----------      ---------      -----------      ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...  3,190,093         94,652        6,143,002        180,141

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....  1,000,107        343,673        1,375,012         26,390
                   ----------      ---------      -----------      ---------
 Net
   realized
   gain
   (loss)
   on
   investments....  4,190,200        438,325        7,518,014        206,531
                   ----------      ---------      -----------      ---------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....  4,362,734       (297,120)      (6,413,422)       167,002
                   ----------      ---------      -----------      ---------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......  8,552,934        141,205        1,104,592        373,533
                   ----------      ---------      -----------      ---------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS....... $8,534,966      $  41,422      $   607,354      $  24,675
                   ==========      =========      ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                   EQ/INTERNATIONAL EQ/LARGE CAP  EQ/LARGE CAP
                    EQUITY INDEX*   GROWTH INDEX* VALUE INDEX* EQ/MID CAP INDEX*
                   ---------------- ------------- ------------ -----------------

 INCOME
 AND
 EXPENSES:

   Investment
   Income:

    Dividends
    from
    the
    Portfolios....   $ 1,681,842     $   450,803   $  151,275     $  264,137

   Expenses:

    Asset-based
    charges.......       806,446         725,746      142,567        491,893
                     -----------     -----------   ----------     ----------

NET
 INVESTMENT
 INCOME
 (LOSS)...........       875,396        (274,943)       8,708       (227,756)
                     -----------     -----------   ----------     ----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS:

    Net
    realized
    gain
    (loss)
    on
    investments...      (406,082)      3,210,251      990,144      1,488,521

    Net
    realized
    gain
    distribution
    from
    the
    Portfolios....            --       5,786,054           --             --
                     -----------     -----------   ----------     ----------
 Net
   realized
   gain
   (loss)
   on
   investments....      (406,082)      8,996,305      990,144      1,488,521
                     -----------     -----------   ----------     ----------

 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments....    (5,105,222)     (3,601,113)      27,307      1,152,039
                     -----------     -----------   ----------     ----------

NET
 REALIZED
 AND
 UNREALIZED
 GAIN
 (LOSS)
 ON
 INVESTMENTS......    (5,511,304)      5,395,192    1,017,451      2,640,560
                     -----------     -----------   ----------     ----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
 RESULTING
 FROM
 OPERATIONS.......   $(4,635,908)    $ 5,120,249   $1,026,159     $2,412,804
                     ===========     ===========   ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                     EQ/MORGAN                 EQ/SMALL
                                                                        EQ/MONEY  STANLEY MID CAP EQ/QUALITY   COMPANY
                                                                        MARKET*       GROWTH*     BOND PLUS*    INDEX*
                                                                       ---------  --------------- ---------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $      43    $        --   $ 480,223  $   149,902
  Expenses:
   Asset-based charges................................................   619,939        254,093     677,720      280,777
                                                                       ---------    -----------   ---------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (619,896)      (254,093)   (197,497)    (130,875)
                                                                       ---------    -----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       101      1,323,093       4,780    1,477,375
   Net realized gain distribution from the Portfolios.................        87      2,227,412          --    1,635,684
                                                                       ---------    -----------   ---------  -----------
  Net realized gain (loss) on investments.............................       188      3,550,505       4,780    3,113,059
                                                                       ---------    -----------   ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.        69     (3,852,932)    941,040   (2,384,796)
                                                                       ---------    -----------   ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       257       (302,427)    945,820      728,263
                                                                       ---------    -----------   ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(619,639)   $  (556,520)  $ 748,323  $   597,388
                                                                       =========    ===========   =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                       MULTIMANAGER
                                                                       TECHNOLOGY*
                                                                       ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $       --
  Expenses:
   Asset-based charges................................................     342,668
                                                                        ----------

NET INVESTMENT INCOME (LOSS)..........................................    (342,668)
                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,166,485
   Net realized gain distribution from the Portfolios,................   1,776,615
                                                                        ----------
  Net realized gain (loss) on investments.............................   3,943,100
                                                                        ----------

  Net change in unrealized appreciation (depreciation) of investments.    (976,154)
                                                                        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   2,966,946
                                                                        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $2,624,278
                                                                        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                          AXA 400 MANAGED          AXA 2000 MANAGED           AXA AGGRESSIVE
                         VOLATILITY*(A,P)         VOLATILITY*(A,K,L)            ALLOCATION*
                     ------------------------  ------------------------  ------------------------
                         2014         2013         2014         2013         2014         2013
                     -----------  -----------  -----------  -----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $  (114,371) $   (55,323) $  (190,321) $   (95,274) $    34,672  $   221,530
 Net
   realized
   gain
   (loss)
   on
   investments......     655,632      503,839      749,850    1,383,209    2,669,398    1,324,092
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......     271,399      438,006     (229,399)     451,898   (2,021,669)   2,880,923
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......     812,660      886,522      330,130    1,739,833      682,401    4,426,545
                     -----------  -----------  -----------  -----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..       7,800           59       18,835        9,941        6,720        2,569

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............    (439,117)  11,304,177     (978,722)  15,550,563      (43,491)   1,155,115

    Redemptions
    for
    contract
    benefits
    and
    terminations....    (805,991)    (418,889)  (1,469,368)    (555,632)  (1,718,809)  (1,975,750)

    Contract
    maintenance
    charges.........     (36,910)     (14,685)     (57,634)     (28,424)    (106,641)    (104,145)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (1,274,218)  10,870,662   (2,486,889)  14,976,448   (1,862,221)    (922,211)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --           --       (5,000)     (95,000)          --           --
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............    (461,558)  11,757,184   (2,161,759)  16,621,281   (1,179,820)   3,504,334
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  11,757,184           --   16,621,281           --   21,815,415   18,311,081
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $11,295,626  $11,757,184  $14,459,522  $16,621,281  $20,635,595  $21,815,415
                     ===========  ===========  ===========  ===========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........          64        1,145           78        1,812          124          334

   Redeemed.........        (174)        (102)        (289)        (423)        (247)        (404)
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......        (110)       1,043         (211)       1,389         (123)         (70)
                     ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(k)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
(l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
(p)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                           AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS       AXA GLOBAL EQUITY
                                              ALLOCATION*               ALLOCATION*         MANAGED VOLATILITY*(R)
                                       ------------------------  ------------------------  ------------------------
                                           2014         2013         2014         2013         2014         2013
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $  (272,779) $  (264,878) $  (208,233) $   (27,581) $  (249,789) $  (259,902)
 Net realized gain (loss) on
   investments........................   1,438,000    1,365,369    2,369,713    2,192,666    1,358,032     (812,660)
 Net change in unrealized
   appreciation (depreciation) of
   investments........................    (575,024)     411,673   (1,447,069)   1,492,369     (910,935)   9,515,122
                                       -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net
   assets resulting from operations...     590,197    1,512,164      714,411    3,657,454      197,308    8,442,560
                                       -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from
    contractowners....................      49,946      332,463      554,579    2,018,415       75,328       69,761
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net..   1,898,012    1,228,930      232,097    1,119,911   (2,891,072)   7,329,819
   Redemptions for contract
    benefits and terminations.........  (5,905,415)  (6,442,071)  (6,436,622)  (4,236,767)  (3,641,892)  (4,248,872)
   Contract maintenance charges.......    (200,329)    (210,708)    (126,308)    (143,851)    (200,874)    (191,641)
                                       -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowner transactions.........  (4,157,786)  (5,091,386)  (5,776,254)  (1,242,292)  (6,658,510)   2,959,067
                                       -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45............          --           --           --           --           --      (25,000)
                                       -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS...............................  (3,567,589)  (3,579,222)  (5,061,843)   2,415,162   (6,461,202)  11,376,627
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  51,586,314   55,165,536   44,305,257   41,890,095   55,314,793   43,938,166
                                       -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD... $48,018,725  $51,586,314  $39,243,414  $44,305,257  $48,853,591  $55,314,793
                                       ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...............................         572          783          313          727           28          609
 Redeemed.............................        (911)      (1,207)        (756)        (821)        (338)        (463)
                                       -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..............        (339)        (424)        (443)         (94)        (310)         146
                                       ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(r)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                      AXA INTERNATIONAL CORE    AXA INTERNATIONAL VALUE     AXA LARGE CAP CORE
                     MANAGED VOLATILITY*(B,C)     MANAGED VOLATILITY*    MANAGED VOLATILITY*(D,E,F,G,H)
                     ------------------------  ------------------------  ------------------------------
                         2014         2013         2014         2013         2014            2013
                     -----------  -----------  -----------  -----------   -----------     -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $   (19,969) $   (29,850) $    40,346  $   (76,537) $  (276,539)    $  (184,373)
 Net
   realized
   gain
   (loss)
   on
   investments......     537,044      873,248     (696,658)  (1,745,603)   3,458,013       2,459,531
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......  (2,733,194)   3,921,325   (1,478,201)   6,069,897    2,199,519       6,652,168
                     -----------  -----------  -----------  -----------   -----------     -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......  (2,216,119)   4,764,723   (2,134,513)   4,247,757    5,380,993       8,927,326
                     -----------  -----------  -----------  -----------   -----------     -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..       6,271        5,117       25,362       22,254      187,891          45,999

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............    (456,910)  18,867,210     (269,341)    (879,180)  (1,317,650)     47,403,545

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (1,934,173)  (2,449,396)  (1,944,558)  (2,220,437)  (4,806,799)     (3,052,906)

    Contract
    maintenance
    charges.........    (127,700)     (93,791)    (101,528)    (112,020)    (212,082)       (122,814)
                     -----------  -----------  -----------  -----------   -----------     -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (2,512,512)  16,329,140   (2,290,065)  (3,189,383)  (6,148,640)     44,273,824
                     -----------  -----------  -----------  -----------   -----------     -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --      (47,000)          --           --           --        (200,000)
                     -----------  -----------  -----------  -----------   -----------     -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............  (4,728,631)  21,046,863   (4,424,578)   1,058,374     (767,647)     53,001,150
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  32,402,182   11,355,319   26,968,851   25,910,477   57,490,822       4,489,672
                     -----------  -----------  -----------  -----------   -----------     -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $27,673,551  $32,402,182  $22,544,273  $26,968,851  $56,723,175     $57,490,822
                     ===========  ===========  ===========  ===========   ===========     ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........          77        1,769           38           63           79           4,450

   Redeemed.........        (259)        (396)        (149)        (230)        (540)           (480)
                     -----------  -----------  -----------  -----------   -----------     -----------
 Net
   Increase
   (Decrease).......        (182)       1,373         (111)        (167)        (461)          3,970
                     ===========  ===========  ===========  ===========   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
(c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
(d)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
(e)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
(f)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
(g)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
(h)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                            AXA LARGE CAP               AXA LARGE CAP               AXA MID CAP
                           GROWTH MANAGED               VALUE MANAGED              VALUE MANAGED
                       VOLATILITY*(I,J,M,N,O)      VOLATILITY*(W,X,Y,Z,AA)        VOLATILITY*(S)
                     --------------------------  --------------------------  ------------------------
                         2014          2013          2014          2013          2014         2013
                     ------------  ------------  ------------  ------------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $ (1,862,293) $ (1,152,563) $   (242,316) $   (107,588) $  (608,501) $  (549,834)
 Net
   realized
   gain
   (loss)
   on
   investments......    6,956,816     3,252,658    (1,669,875)   (5,357,547)   3,165,449      420,019
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......    9,171,689    27,854,805    29,307,666    54,339,068    3,697,612   16,420,405
                     ------------  ------------  ------------  ------------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......   14,266,212    29,954,900    27,395,475    48,873,933    6,254,560   16,290,590
                     ------------  ------------  ------------  ------------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..      515,411       770,112       790,143     1,024,316      185,137       64,045

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   (7,066,071)   96,896,978   (10,774,377)  105,966,672     (125,590)   9,138,687

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (13,009,751)   (8,964,173)  (24,293,654)  (18,591,547)  (6,526,057)  (5,647,472)

    Contract
    maintenance
    charges.........     (650,122)     (406,865)   (1,004,053)     (795,011)    (266,489)    (234,936)
                     ------------  ------------  ------------  ------------  -----------  -----------
Net
 increase
 (decrease)
 in
 net
 assets
 resulting
 from
 contractowner
 transactions.......  (20,210,533)   88,296,052   (35,281,941)   87,604,430   (6,732,999)   3,320,324
                     ------------  ------------  ------------  ------------  -----------  -----------

Net
 increase
 (decrease)
 in
 amount
 retained
 by
 AXA
 Equitable
 in
 Separate
 Account
 No.
 45.................      (52,000)   (1,082,000)           --      (195,000)          --      (30,000)
                     ------------  ------------  ------------  ------------  -----------  -----------
NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............   (5,996,321)  117,168,952    (7,886,466)  136,283,363     (478,439)  19,580,914
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  163,515,531    46,346,579   275,480,114   139,196,751   71,462,062   51,881,148
                     ------------  ------------  ------------  ------------  -----------  -----------
NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $157,519,210  $163,515,531  $267,593,648  $275,480,114  $70,983,623  $71,462,062
                     ============  ============  ============  ============  ===========  ===========

 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS A

   Issued...........           --            --            18           585           --           --

   Redeemed.........           --            --          (266)         (300)          --           --
                     ------------  ------------  ------------  ------------  -----------  -----------
 Net
   Increase
   (Decrease).......           --            --          (248)          285           --           --
                     ============  ============  ============  ============  ===========  ===========

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........           77         5,384            92         8,213          152          712

   Redeemed.........         (966)         (849)       (2,150)       (2,139)        (447)        (559)
                     ------------  ------------  ------------  ------------  -----------  -----------
 Net
   Increase
   (Decrease).......         (889)        4,535        (2,058)        6,074         (295)         153
                     ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
(j)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
(m)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
(n)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
(o)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
(s)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
(w)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
(x)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
(y)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
(z)AXA Large Cap Value Managed Volatility replaced EMQ/Invesco Comstock due to a fund substitution on July 26, 2013.
(aa)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                 AXA/FRANKLIN
                            AXA MODERATE             AXA MODERATE-PLUS         BALANCED MANAGED
                             ALLOCATION*                ALLOCATION*               VOLATILITY*
                     --------------------------  ------------------------  ------------------------
                         2014          2013          2014         2013         2014         2013
                     ------------  ------------  -----------  -----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $   (454,018) $    680,014  $  (133,322) $   616,648  $   219,186  $   201,093
 Net
   realized
   gain
   (loss)
   on
   investments......    4,468,071       (60,831)   6,965,706    1,161,939    1,156,411      717,527
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......     (441,685)   23,220,624   (4,640,322)  14,086,200     (374,697)   1,302,350
                     ------------  ------------  -----------  -----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......    3,572,368    23,839,807    2,192,062   15,864,787    1,000,900    2,220,970
                     ------------  ------------  -----------  -----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..    1,120,438     1,123,976      926,948      402,715      528,525       74,916

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   (1,429,738)    2,683,809     (859,675)  (1,874,288)   5,438,166    4,467,284

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (19,781,588)  (21,315,945)  (6,750,228)  (6,604,943)  (2,916,283)  (2,269,312)

    Contract
    maintenance
    charges.........     (828,455)     (865,915)    (425,234)    (431,677)     (86,241)     (67,446)
                     ------------  ------------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (20,919,343)  (18,374,075)  (7,108,189)  (8,508,193)   2,964,167    2,205,442
                     ------------  ------------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............      (41,000)   (2,159,000)          --           --           --           --
                     ------------  ------------  -----------  -----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............  (17,387,975)    3,306,732   (4,916,127)   7,356,594    3,965,067    4,426,412
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  217,315,225   214,008,493   99,292,501   91,935,907   20,553,179   16,126,767
                     ------------  ------------  -----------  -----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $199,927,250  $217,315,225  $94,376,374  $99,292,501  $24,518,246  $20,553,179
                     ============  ============  ===========  ===========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS A

   Issued...........            3            20           --           --           --           --

   Redeemed.........          (32)          (60)          --           --           --           --
                     ------------  ------------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......          (29)          (40)          --           --           --           --
                     ============  ============  ===========  ===========  ===========  ===========

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........           95           197          182          424          568          475

   Redeemed.........         (439)         (501)        (675)      (1,072)        (332)        (285)
                     ------------  ------------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......         (344)         (304)        (493)        (648)         236          190
                     ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                       AXA/FRANKLIN SMALL         AXA/FRANKLIN          AXA/MUTUAL LARGE
                        CAP VALUE MANAGED     TEMPLETON ALLOCATION     CAP EQUITY MANAGED
                           VOLATILITY*         MANAGED VOLATILITY*         VOLATILITY*
                     ----------------------  ----------------------  ----------------------
                        2014        2013        2014        2013        2014        2013
                     ----------  ----------  ----------  ----------  ----------  ----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $  (19,157) $  (16,943) $   21,617  $  (17,455) $   16,790  $  (20,833)
 Net
   realized
   gain
   (loss)
   on
   investments......    185,880     126,017     618,057     562,913     170,007      30,148
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......   (164,094)    290,387    (288,767)  1,011,849      76,949     737,932
                     ----------  ----------  ----------  ----------  ----------  ----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......      2,629     399,461     350,907   1,557,307     263,746     747,247
                     ----------  ----------  ----------  ----------  ----------  ----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..        (25)     (4,182)     11,746      40,598        (187)         --

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   (262,957)     38,471     196,485   1,487,320     227,298    (142,622)

    Redemptions
    for
    contract
    benefits
    and
    terminations....    (90,044)    (91,029)   (918,580)   (805,724)   (183,795)   (126,194)

    Contract
    maintenance
    charges.........     (4,948)     (5,120)    (21,927)    (24,318)    (12,501)    (11,159)
                     ----------  ----------  ----------  ----------  ----------  ----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....   (357,974)    (61,860)   (732,276)    697,876      30,815    (279,975)
                     ----------  ----------  ----------  ----------  ----------  ----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............        (25)         --          --          --          --          --
                     ----------  ----------  ----------  ----------  ----------  ----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............   (355,370)    337,601    (381,369)  2,255,183     294,561     467,272
NET
 ASSETS--BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  1,572,159   1,234,558   8,986,747   6,731,564   3,304,122   2,836,850
                     ----------  ----------  ----------  ----------  ----------  ----------

NET
 ASSETS--END
 OF
 YEAR
 OR
 PERIOD............. $1,216,789  $1,572,159  $8,605,378  $8,986,747  $3,598,683  $3,304,122
                     ==========  ==========  ==========  ==========  ==========  ==========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         40          39         123         269          50          28

   Redeemed.........        (67)        (44)       (190)       (194)        (48)        (53)
                     ----------  ----------  ----------  ----------  ----------  ----------
 Net
   Increase
   (Decrease).......        (27)         (5)        (67)         75           2         (25)
                     ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013


                      AXA/TEMPLETON GLOBAL     EQ/ALLIANCEBERNSTEIN
                         EQUITY MANAGED           SHORT DURATION         EQ/ALLIANCEBERNSTEIN
                           VOLATILITY*         GOVERNMENT BOND*(A,Q)       SMALL CAP GROWTH*
                     ----------------------  ------------------------  ------------------------
                        2014        2013         2014         2013         2014         2013
                     ----------  ----------  -----------  -----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $      941  $  (14,523) $  (291,840) $  (146,372) $  (786,525) $  (777,462)
 Net
   realized
   gain
   (loss)
   on
   investments......    387,867     289,483      (21,494)      (5,853)   8,252,442    8,074,077
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......   (431,953)    511,889      (84,597)     (73,311)  (6,350,645)  10,127,753
                     ----------  ----------  -----------  -----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......    (43,145)    786,849     (397,931)    (225,536)   1,115,272   17,424,368
                     ----------  ----------  -----------  -----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..     64,003        (397)      49,220        1,880       80,904      101,258

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............  1,149,194   1,442,656     (316,765)  23,189,436   (2,135,102)    (818,303)

    Redemptions
    for
    contract
    benefits
    and
    terminations....   (388,834)   (334,231)  (1,833,637)  (1,023,573)  (4,667,271)  (4,818,280)

    Contract
    maintenance
    charges.........    (18,940)    (12,718)     (83,459)     (44,548)    (216,855)    (225,446)
                     ----------  ----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....    805,423   1,095,310   (2,184,641)  22,123,195   (6,938,324)  (5,760,771)
                     ----------  ----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............         25          --           --           --           --      (50,000)
                     ----------  ----------  -----------  -----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............    762,303   1,882,159   (2,582,572)  21,897,659   (5,823,052)  11,613,597
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  4,627,727   2,745,568   21,897,659           --   62,263,960   50,650,363
                     ----------  ----------  -----------  -----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $5,390,030  $4,627,727  $19,315,087  $21,897,659  $56,440,908  $62,263,960
                     ==========  ==========  ===========  ===========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS A

   Issued...........         --          --           --           --           12           24

   Redeemed.........         --          --           --           --          (21)         (28)
                     ----------  ----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......         --          --           --           --           (9)          (4)
                     ==========  ==========  ===========  ===========  ===========  ===========

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........        176         174          160        2,452           42          106

   Redeemed.........       (107)        (70)        (385)        (229)        (264)        (325)
                     ----------  ----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......         69         104         (225)       2,223         (222)        (219)
                     ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(q)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                       EQ/CALVERT SOCIALLY
                          RESPONSIBLE*         EQ/COMMON STOCK INDEX*    EQ/CORE BOND INDEX*(U,V)
                     ----------------------  --------------------------  ------------------------
                        2014        2013         2014          2013          2014         2013
                     ----------  ----------  ------------  ------------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $   (7,337) $   (7,377) $   (247,817) $   (118,921) $  (106,570) $   183,150
 Net
   realized
   gain
   (loss)
   on
   investments......    212,830      48,603     7,336,797     3,668,437      285,225      174,420
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......    (36,332)    256,151    14,255,839    49,594,049      532,926   (1,532,884)
                     ----------  ----------  ------------  ------------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......    169,161     297,377    21,344,819    53,143,565      711,581   (1,175,314)
                     ----------  ----------  ------------  ------------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..     21,928          --     1,115,185       765,542      329,963      234,134

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............    329,161     138,082    (3,905,147)   (4,191,104)     707,905   51,801,240

    Redemptions
    for
    contract
    benefits
    and
    terminations....   (108,527)    (48,363)  (17,942,099)  (16,500,862)  (6,539,514)  (4,591,858)

    Contract
    maintenance
    charges.........     (4,655)     (3,138)     (905,630)     (922,069)    (274,207)    (183,728)
                     ----------  ----------  ------------  ------------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....    237,907      86,581   (21,637,691)  (20,848,493)  (5,775,853)  47,259,788
                     ----------  ----------  ------------  ------------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............         --          --            --      (200,000)          --           --
                     ----------  ----------  ------------  ------------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............    407,068     383,958      (292,872)   32,095,072   (5,064,272)  46,084,474
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  1,256,987     873,029   214,140,646   182,045,574   73,384,247   27,299,773
                     ----------  ----------  ------------  ------------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $1,664,055  $1,256,987  $213,847,774  $214,140,646  $68,319,975  $73,384,247
                     ==========  ==========  ============  ============  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):                                               ,
UNIT
 ACTIVITY
 CLASS A

   Issued...........         --          --             1             1           --           --

   Redeemed.........         --          --            (9)          (12)          --           --
                     ----------  ----------  ------------  ------------  -----------  -----------
 Net
   Increase
   (Decrease).......         --          --            (8)          (11)          --           --
                     ==========  ==========  ============  ============  ===========  ===========

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         73          25             7            12          301        4,005

   Redeemed.........        (52)        (16)          (62)          (72)        (714)        (656)
                     ----------  ----------  ------------  ------------  -----------  -----------
 Net
   Increase
   (Decrease).......         21           9           (55)          (60)        (413)       3,349
                     ==========  ==========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(u)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
(v)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  EQ/GAMCO MERGERS          EQ/GAMCO SMALL
                       EQ/EQUITY 500 INDEX*       AND ACQUISITIONS*         COMPANY VALUE*
                     ------------------------  ----------------------  ------------------------
                         2014         2013        2014        2013         2014         2013
                     -----------  -----------  ----------  ----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $   (17,968) $    33,868  $  (99,783) $  (56,919) $  (497,238) $  (449,664)
 Net
   realized
   gain
   (loss)
   on
   investments......   4,190,200    1,855,913     438,325     590,627    7,518,014    5,976,357
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......   4,362,734   16,311,504    (297,120)    144,837   (6,413,422)   7,469,363
                     -----------  -----------  ----------  ----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......   8,534,966   18,201,285      41,422     678,545      607,354   12,996,056
                     -----------  -----------  ----------  ----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..     369,032      237,812      28,244       4,824       59,683      387,528

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   2,916,389      792,252     395,835   2,044,980   (3,381,323)   3,116,401

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (6,659,888)  (5,438,753)   (545,059)   (508,005)  (3,398,559)  (3,325,216)

    Contract
    maintenance
    charges.........    (292,210)    (281,147)    (34,023)    (26,063)    (157,695)    (167,132)
                     -----------  -----------  ----------  ----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (3,666,677)  (4,689,836)   (155,003)  1,515,736   (6,877,894)      11,581
                     -----------  -----------  ----------  ----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --      (40,000)         --          --           --     (103,000)
                     -----------  -----------  ----------  ----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............   4,868,289   13,471,449    (113,581)  2,194,281   (6,270,540)  12,904,637
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  76,446,413   62,974,964   8,516,300   6,322,019   47,782,929   34,878,292
                     -----------  -----------  ----------  ----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $81,314,702  $76,446,413  $8,402,719  $8,516,300  $41,512,389  $47,782,929
                     ===========  ===========  ==========  ==========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         138          155          63         196          122          155

   Redeemed.........        (227)        (288)        (74)        (92)        (244)        (156)
                     -----------  -----------  ----------  ----------  -----------  -----------
 Net
   Increase
   (Decrease).......         (89)        (133)        (11)        104         (122)          (1)
                     ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                          EQ/INTERMEDIATE          EQ/INTERNATIONAL            EQ/LARGE CAP
                         GOVERNMENT BOND*            EQUITY INDEX*             GROWTH INDEX*
                     ------------------------  ------------------------  ------------------------
                         2014         2013         2014         2013         2014         2013
                     -----------  -----------  -----------  -----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $  (348,858) $  (472,053) $   875,396  $   467,939  $  (274,943) $  (222,885)
 Net
   realized
   gain
   (loss)
   on
   investments......     206,531      438,872     (406,082)    (950,918)   8,996,305    4,362,970
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......     167,002   (1,121,279)  (5,105,222)  10,838,508   (3,601,113)   8,130,428
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......      24,675   (1,154,460)  (4,635,908)  10,355,529    5,120,249   12,270,513
                     -----------  -----------  -----------  -----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..     723,175       67,123      166,071      109,756      149,097      223,905

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............     121,647   (2,366,255)     351,821      (97,355)      11,724      803,429

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (3,847,884)  (4,494,891)  (4,938,014)  (4,298,845)  (4,373,170)  (4,116,727)

    Contract
    maintenance
    charges.........     (85,440)     (99,566)    (227,588)    (236,982)    (173,941)    (166,205)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (3,088,502)  (6,893,589)  (4,647,710)  (4,523,426)  (4,386,290)  (3,255,598)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --           --           --      (25,000)          --           --
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............  (3,063,827)  (8,048,049)  (9,283,618)   5,807,103      733,959    9,014,915
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  33,436,771   41,484,820   60,588,980   54,781,877   50,610,390   41,595,475
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $30,372,944  $33,436,771  $51,305,362  $60,588,980  $51,344,349  $50,610,390
                     ===========  ===========  ===========  ===========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS A

   Issued...........          16           12            5           21           --           --

   Redeemed.........         (21)         (29)         (31)         (42)          --           --
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......          (5)         (17)         (26)         (21)          --           --
                     ===========  ===========  ===========  ===========  ===========  ===========

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........          82          115           87          163          189          333

   Redeemed.........        (233)        (441)        (371)        (471)        (564)        (666)
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......        (151)        (326)        (284)        (308)        (375)        (333)
                     ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                        EQ/LARGE CAP VALUE
                              INDEX*              EQ/MID CAP INDEX*          EQ/MONEY MARKET*
                     -----------------------  ------------------------  --------------------------
                         2014        2013         2014         2013         2014          2013
                     -----------  ----------  -----------  -----------  ------------  ------------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $     8,708  $   17,278  $  (227,756) $  (221,410) $   (619,896) $   (720,383)
 Net
   realized
   gain
   (loss)
   on
   investments......     990,144     870,864    1,488,521      860,966           188          (430)
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......      27,307     958,044    1,152,039    7,798,481            69           817
                     -----------  ----------  -----------  -----------  ------------  ------------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......   1,026,159   1,846,186    2,412,804    8,438,037      (619,639)     (719,996)
                     -----------  ----------  -----------  -----------  ------------  ------------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..      58,569      13,072      123,658       50,381     1,137,137     1,005,466

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   1,607,537   2,134,457     (138,476)   1,209,186    22,867,334    27,776,743

    Redemptions
    for
    contract
    benefits
    and
    terminations....    (967,903)   (588,476)  (3,084,341)  (2,930,009)  (31,284,820)  (31,413,741)

    Contract
    maintenance
    charges.........     (36,031)    (28,025)    (112,159)    (112,529)     (133,408)     (148,013)
                     -----------  ----------  -----------  -----------  ------------  ------------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....     662,172   1,531,028   (3,211,318)  (1,782,971)   (7,413,757)   (2,779,545)
                     -----------  ----------  -----------  -----------  ------------  ------------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --          --           --       (4,000)           --       (10,000)
                     -----------  ----------  -----------  -----------  ------------  ------------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............   1,688,331   3,377,214     (798,514)   6,651,066    (8,033,396)   (3,509,541)
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............   8,780,763   5,403,549   34,489,707   27,838,641    48,594,263    52,103,804
                     -----------  ----------  -----------  -----------  ------------  ------------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $10,469,094  $8,780,763  $33,691,193  $34,489,707  $ 40,560,867  $ 48,594,263
                     ===========  ==========  ===========  ===========  ============  ============


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS A

   Issued...........          --          --           --           --            43            58

   Redeemed.........          --          --           --           --           (58)          (76)
                     -----------  ----------  -----------  -----------  ------------  ------------
 Net
   Increase
   (Decrease).......          --          --           --           --           (15)          (18)
                     ===========  ==========  ===========  ===========  ============  ============

UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         417         514          157          285         1,096         1,323

   Redeemed.........        (343)       (308)        (348)        (402)       (1,354)       (1,401)
                     -----------  ----------  -----------  -----------  ------------  ------------
 Net
   Increase
   (Decrease).......          74         206         (191)        (117)         (258)          (78)
                     ===========  ==========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                         EQ/MORGAN STANLEY          EQ/QUALITY BOND              EQ/SMALL
                          MID CAP GROWTH*              PLUS*(T)               COMPANY INDEX*
                     ------------------------  ------------------------  ------------------------
                         2014         2013         2014         2013         2014         2013
                     -----------  -----------  -----------  -----------  -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $  (254,093) $  (247,560) $  (197,497) $  (247,358) $  (130,875) $   (90,986)
 Net
   realized
   gain
   (loss)
   on
   investments......   3,550,505    1,937,813        4,780     (693,014)   3,113,059    2,327,466
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......  (3,852,932)   4,095,718      941,040       17,200   (2,384,796)   3,750,595
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......    (556,520)   5,785,971      748,323     (923,172)     597,388    5,987,075
                     -----------  -----------  -----------  -----------  -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..      70,852        7,810      298,867       18,580       59,587       27,599

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............    (754,391)  (1,366,617)    (809,674)  41,913,786     (956,262)     341,593

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (1,342,296)  (1,538,050)  (4,165,199)  (3,085,673)  (1,673,941)  (1,939,339)

    Contract
    maintenance
    charges.........     (72,126)     (72,332)    (173,561)    (104,005)     (78,837)     (81,408)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....  (2,097,961)  (2,969,189)  (4,849,567)  38,742,688   (2,649,453)  (1,651,555)
                     -----------  -----------  -----------  -----------  -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --           --           --      (25,000)          --      (21,500)
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............  (2,654,481)   2,816,782   (4,101,244)  37,794,516   (2,052,065)   4,314,020
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  20,466,662   17,649,880   51,056,366   13,261,850   21,757,728   17,443,708
                     -----------  -----------  -----------  -----------  -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $17,812,181  $20,466,662  $46,955,122  $51,056,366  $19,705,663  $21,757,728
                     ===========  ===========  ===========  ===========  ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         302          157          174        2,802           43          105

   Redeemed.........        (404)        (319)        (469)        (497)        (156)        (182)
                     -----------  -----------  -----------  -----------  -----------  -----------
 Net
   Increase
   (Decrease).......        (102)        (162)        (295)       2,305         (113)         (77)
                     ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(t)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                           MULTIMANAGER
                            TECHNOLOGY*
                     ------------------------
                         2014         2013
                     -----------  -----------

 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS
FROM
 OPERATIONS:
 Net
   investment
   income
   (loss)........... $  (342,668) $  (308,867)
 Net
   realized
   gain
   (loss)
   on
   investments......   3,943,100    1,693,828
 Net
   change
   in
   unrealized
   appreciation
   (depreciation)
   of
   investments......    (976,154)   4,757,232
                     -----------  -----------
 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   operations.......   2,624,278    6,142,193
                     -----------  -----------

FROM
 CONTRACTOWNERS
 TRANSACTIONS:

    Payments
    received
    from
    contractowners..      94,327       35,088

    Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account,
    net.............   1,156,323     (777,307)

    Redemptions
    for
    contract
    benefits
    and
    terminations....  (1,870,362)  (1,861,711)

    Contract
    maintenance
    charges.........     (85,035)     (74,849)
                     -----------  -----------

 Net
   increase
   (decrease)
   in
   net
   assets
   resulting
   from
   contractowner
   transactions.....    (704,747)  (2,678,779)
                     -----------  -----------

 Net
   increase
   (decrease)
   in
   amount
   retained
   by
   AXA
   Equitable
   in
   Separate
   Account
   No.
   45...............          --      (69,500)
                     -----------  -----------

NET
 INCREASE
 (DECREASE)
 IN
 NET
 ASSETS.............   1,919,531    3,393,914
NET
 ASSETS
 --
 BEGINNING
 OF
 YEAR
 OR
 PERIOD.............  23,265,624   19,871,710
                     -----------  -----------

NET
 ASSETS
 --
 END
 OF
 YEAR
 OR
 PERIOD............. $25,185,155  $23,265,624
                     ===========  ===========


 CHANGES
 IN
 UNITS
 (000'S):
UNIT
 ACTIVITY
 CLASS
 B

   Issued...........         200           98

   Redeemed.........        (249)        (298)
                     -----------  -----------
 Net
   Increase
   (Decrease).......         (49)        (200)
                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable. The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation

     EQ ADVISORS TRUST*
   .   AXA 400 Managed Volatility/(1)/
   .   AXA 2000 Managed Volatility/(2)/
   .   AXA Global Equity Managed Volatility/(3)/
   .   AXA International Core Managed Volatility/(4)/
   .   AXA International Value Managed Volatility/(5)/
   .   AXA Large Cap Core Managed Volatility/(6)/
   .   AXA Large Cap Growth Managed Volatility/(7)/
   .   AXA Large Cap Value Managed Volatility/(8)/
   .   AXA Mid Cap Value Managed Volatility/(9)/
   .   AXA/Franklin Balanced Managed Volatility/(10)/
   .   AXA/Franklin Small Cap Value Managed Volatility/(11)/
   .   AXA/Franklin Templeton Allocation Managed Volatility/(12)/
   .   AXA/Mutual Large Cap Equity Managed Volatility/(13)/
   .   AXA/Templeton Global Equity Managed Volatility/(14)/
   .   EQ/AllianceBernstein Short Duration Government Bond
   .   EQ/AllianceBernstein Small Cap Growth
   .   EQ/Calvert Socially Responsible
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   Multimanager Technology

  (1)Formerly known as AXA Tactical Manager 400.
  (2)Formerly known as AXA Tactical Manager 2000.
  (3)Formerly known as EQ/Global Multi-Sector Equity.
  (4)Formerly known as EQ/International Core PLUS.
  (5)Formerly known as EQ/International Value PLUS.
  (6)Formerly known as EQ/Large Cap Core PLUS.
  (7)Formerly known as EQ/Large Cap Growth PLUS.

  (8)Formerly known as EQ/Large Cap Value PLUS.
  (9)Formerly known as EQ/Mid Cap Value PLUS.
 (10)Formerly known as EQ/Franklin Core Balanced.
(11)Formerlyknown as EQ/AXA Franklin Small Cap Value Core.
 (12)Formerly known as EQ/Franklin Templeton Allocation.
 (13)Formerly known as EQ/Mutual Large Cap Equity.
 (14)Formerly known as EQ/Templeton Global Equity.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of the Trust, as further described in Note 5 of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

2. Significant Accounting Policies (Concluded)


   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2014 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
AXA 400 MANAGED VOLATILITY........................... $ 1,288,187 $ 2,155,095
AXA 2000 MANAGED VOLATILITY..........................   1,622,801   3,607,053
AXA AGGRESSIVE ALLOCATION............................   3,955,778   3,949,154
AXA CONSERVATIVE ALLOCATION..........................   8,812,126  11,821,504
AXA CONSERVATIVE-PLUS ALLOCATION.....................   6,058,029  10,420,927
AXA GLOBAL EQUITY MANAGED VOLATILITY.................   1,072,209   7,980,508
AXA INTERNATIONAL CORE MANAGED VOLATILITY............   1,471,698   4,004,179
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........   1,165,349   3,415,068
AXA LARGE CAP CORE MANAGED VOLATILITY................   3,871,699   8,049,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   2,079,615  24,204,441
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   4,914,968  40,439,225
AXA MID CAP VALUE MANAGED VOLATILITY.................   4,042,769  11,384,269
AXA MODERATE ALLOCATION..............................  16,631,587  28,904,420
AXA MODERATE-PLUS ALLOCATION.........................  10,420,315  11,142,117
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............   7,690,600   4,507,247
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......     536,704     913,835
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.   1,509,217   2,189,451
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......     691,481     643,876
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......   2,115,024   1,308,660
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND..   1,568,404   4,044,885
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................   7,871,146   9,372,656
EQ/CALVERT SOCIALLY RESPONSIBLE......................     899,616     654,791
EQ/COMMON STOCK INDEX................................   5,292,661  27,178,169
EQ/CORE BOND INDEX...................................   5,185,556  11,067,979
EQ/EQUITY 500 INDEX..................................   7,760,631  10,445,169
EQ/GAMCO MERGERS AND ACQUISITIONS....................   1,239,125   1,150,238
EQ/GAMCO SMALL COMPANY VALUE.........................   8,577,231  14,577,351
EQ/INTERMEDIATE GOVERNMENT BOND......................   2,138,552   5,549,522
EQ/INTERNATIONAL EQUITY INDEX........................   3,034,381   6,806,695
EQ/LARGE CAP GROWTH INDEX............................   8,408,796   7,283,975
EQ/LARGE CAP VALUE INDEX.............................   3,936,094   3,265,214
EQ/MID CAP INDEX.....................................   2,898,513   6,337,587
EQ/MONEY MARKET......................................  32,348,720  40,382,286
EQ/MORGAN STANLEY MID CAP GROWTH.....................   9,288,537   9,413,179
EQ/QUALITY BOND PLUS.................................   3,392,552   8,439,616
EQ/SMALL COMPANY INDEX...............................   2,823,449   3,968,093
MULTIMANAGER TECHNOLOGY..............................   5,348,289   4,619,089

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by the Trusts are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the Trusts' Board of Trustees and adopted by the applicable Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. Class A shares of the Trusts continue to be purchased with respect to Contracts in force prior to May 1, 1997. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable and its affiliates serve as investment manager of the Portfolios of the Trusts. AXA Equitable receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of the Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.09% to a high of 1.37% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Short Duration Government Bond, EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index as well as a portion of AXA Large Cap Value Managed Volatility, and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

6. Reorganizations

   In 2014, there were no reorganizations within the Variable Investment Options of the Account.

   Starting in June 2013, several Portfolio substitutions occurred within the Trusts. Contractowners of the Removed Portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the Surviving Portfolios. The transactions were treated as a sale on the date of the redemption in-kind, resulting in the Removed Portfolios generating realized gains or losses based on the values of the Portfolios.

---------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/MFS INTERNATIONAL GROWTH        AXA INTERNATIONAL
                                MULTIMANAGER INTERNATIONAL EQUITY  CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
                                EQ/MFS INTERNATIONAL GROWTH
Shares -- Class B                                        1,775,712
Value -- Class B                $                             6.62
Net Assets Before Substitution  $                       11,760,447
Net Assets After Substitution   $                               --
Realized Gain                   $                          975,645
                                                                   AXA INTERNATIONAL
                                MULTIMANAGER INTERNATIONAL EQUITY  CORE MANAGED VOLATILITY
Shares -- Class B                                          763,013                3,452,345
Value -- Class B                $                            10.35 $                   8.90
Net Assets Before Substitution  $                        7,900,409 $             11,078,076
Net Assets After Substitution   $                               -- $             30,738,932
Realized Gain                   $                           24,950
---------------------------------------------------------------------------------------------

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

------------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                   SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/CAPITAL GUARDIAN RESEARCH        AXA LARGE CAP CORE
                                EQ/DAVIS NEW YORK VENTURE           MANAGED VOLATILITY
                                EQ/LORD ABBETT LARGE CAP CORE
                                EQ/UBS GROWTH AND INCOME
                                MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------
                                EQ/CAPITAL GUARDIAN RESEARCH
Shares -- Class B                                         2,163,695
Value -- Class B                $                             16.02
Net Assets Before Substitution  $                        34,657,073
Net Assets After Substitution   $                                --
Realized Gain                   $                         5,581,004
                                EQ/DAVIS NEW YORK VENTURE
Shares -- Class B                                           344,760
Value -- Class B                $                             11.72
Net Assets Before Substitution  $                         4,041,826
Net Assets After Substitution   $                                --
Realized Gain                   $                           989,876
                                EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B                                           270,110
Value -- Class B                $                             13.95
Net Assets Before Substitution  $                         3,766,908
Net Assets After Substitution   $                                --
Realized Gain                   $                           610,246
                                EQ/UBS GROWTH AND INCOME
Shares -- Class B                                           264,292
Value -- Class B                $                              7.42
Net Assets Before Substitution  $                         1,960,621
Net Assets After Substitution   $                                --
Realized Gain                   $                           309,474
                                                                    AXA LARGE CAP CORE
                                MULTIMANAGER LARGE CAP CORE EQUITY  MANAGED VOLATILITY
Shares -- Class B                                           275,576                  6,787,791
Value -- Class B                $                             11.99 $                     7.77
Net Assets Before Substitution  $                         3,304,240 $                4,981,971
Net Assets After Substitution   $                                -- $               52,712,639
Realized Gain                   $                           473,986
------------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/T.ROWE PRICE GROWTH STOCK        AXA LARGE CAP
                                EQ/WELLS FARGO OMEGA GROWTH         GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------
                                EQ/T.ROWE PRICE GROWTH STOCK
Shares -- Class B                                           579,451
Value -- Class B                $                             26.13
Net Assets Before Substitution  $                        15,143,806
Net Assets After Substitution   $                                --
Realized Gain                   $                         2,885,232
------------------------------------------------------------------------------------------------

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO               SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/T.ROWE PRICE GROWTH STOCK    AXA LARGE CAP
                                EQ/WELLS FARGO OMEGA GROWTH     GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------
                                                                AXA LARGE CAP
                                EQ/WELLS FARGO OMEGA GROWTH     GROWTH MANAGED VOLATILITY
Shares -- Class B                                     1,794,768                    4,267,822
Value -- Class B                $                         12.20 $                      20.11
Net Assets Before Substitution  $                    21,891,586 $                 48,778,470
Net Assets After Substitution   $                            -- $                 85,813,862
Realized Gain                   $                     3,417,255
----------------------------------------------------------------------------------------------
 JULY 12, 2013                  MULTIMANAGER SMALL CAP GROWTH   AXA 2000 MANAGED VOLATILITY
                                MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------
                                MULTIMANAGER SMALL CAP GROWTH
Shares -- Class B                                       395,871
Value -- Class B                $                         10.57
Net Assets Before Substitution  $                     4,182,669
Net Assets After Substitution   $                            --
Realized Gain                   $                       816,261
                                MULTIMANAGER SMALL CAP VALUE    AXA 2000 MANAGED VOLATILITY
Shares -- Class B                                     1,006,903                    1,020,208
Value -- Class B                $                         14.27 $                      18.48
Net Assets Before Substitution  $                    14,368,440 $                    306,715
Net Assets After Substitution   $                            -- $                 18,857,824
Realized Gain                   $                     4,000,063
----------------------------------------------------------------------------------------------
 JULY 12, 2013                  EQ/EQUITY GROWTH PLUS           AXA LARGE CAP GROWTH
                                EQ/MONTAG & CALDWELL GROWTH     MANAGED VOLATILITY
                                MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------
                                EQ/EQUITY GROWTH PLUS
Shares -- Class B                                     1,444,467
Value -- Class B                $                         18.46
Net Assets Before Substitution  $                    26,665,531
Net Assets After Substitution   $                            --
Realized Gain                   $                     4,992,206
                                EQ/MONTAG & CALDWELL GROWTH
Shares -- Class B                                       712,750
Value -- Class B                $                          8.01
Net Assets Before Substitution  $                     5,710,458
Net Assets After Substitution   $                            --
Realized Gain                   $                     1,412,881
                                                                AXA LARGE CAP GROWTH
                                MULTIMANAGER AGGRESSIVE EQUITY  MANAGED VOLATILITY
Shares -- Class A                                       207,266                           --
Value -- Class A                $                         34.78 $                         --
Shares -- Class B                                       754,439                    7,242,103
Value -- Class B                $                         34.16 $                      21.46
Net Assets Before Substitution  $                    32,979,354 $                 90,026,398
Net Assets After Substitution   $                            -- $                155,381,940
Realized Gain                   $                     5,473,902
----------------------------------------------------------------------------------------------

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP GROWTH      AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B                                       953,219                       596,478
Value -- Class B                $                         11.85  $                      19.18
Net Assets Before Substitution  $                    11,298,985  $                    138,792
Net Assets After Substitution   $                            --  $                 11,437,777
Realized Gain                   $                     3,460,081
-----------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/PIMCO ULTRA SHORT BOND        EQ/ALLIANCE BERNSTEIN SHORT
                                                                 DURATION GOVERNMENT BOND
-----------------------------------------------------------------------------------------------
Shares -- Class B                                     2,350,227                     2,370,797
Value -- Class B                $                          9.97  $                       9.98
Net Assets Before Substitution  $                    23,420,995  $                    228,868
Net Assets After Substitution   $                            --  $                 23,649,863
Realized Loss                   $                       (11,748)
-----------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/OPPENHEIMER GLOBAL            AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B                                       679,203                     3,943,053
Value -- Class B                $                         12.87  $                      13.61
Net Assets Before Substitution  $                     8,740,172  $                 44,913,648
Net Assets After Substitution   $                            --  $                 53,653,820
Realized Gain                   $                     1,304,182
-----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP VALUE       AXA MID CAP VALUE MANAGED
                                                                 VOLATILITY
-----------------------------------------------------------------------------------------------
Shares -- Class B                                       950,075                     5,500,705
Value -- Class B                $                         12.11  $                      12.74
Net Assets Before Substitution  $                    11,503,900  $                 58,584,536
Net Assets After Substitution   $                            --  $                 70,088,436
Realized Gain                   $                     3,364,376
-----------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER CORE BOND           EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------
Shares -- Class B                                     4,340,431                     6,676,939
Value -- Class B                $                         10.00  $                       8.42
Net Assets Before Substitution  $                    43,417,624  $                 12,834,829
Net Assets After Substitution   $                            --  $                 56,252,453
Realized Loss                   $                    (2,513,658)
-----------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/GLOBAL BOND PLUS              EQ/CORE BOND INDEX
                                MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------
                                EQ/GLOBAL BOND PLUS
Shares -- Class B                                     1,442,824
Value -- Class B                $                          9.58
Net Assets Before Substitution  $                    13,824,932
Net Assets After Substitution   $                            --
Realized Loss                   $                      (735,986)
-----------------------------------------------------------------------------------------------

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/GLOBAL BOND PLUS                EQ/CORE BOND INDEX
                                MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------
                                MULTIMANAGER MULTI-SECTOR BOND     EQ/CORE BOND INDEX
Shares -- Class A                                         422,458                    --
Value -- Class A                $                            3.99  $                 --
Shares -- Class B                                       8,497,258             7,741,441
Value -- Class B                $                            3.97  $              10.01
Net Assets Before Substitution  $                      35,420,839  $         28,252,474
Net Assets After Substitution   $                              --  $         77,498,245
Realized Loss                   $                      (4,743,059)
-----------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/BLACKROCK BASIC VALUE EQUITY    AXA LARGE CAP VALUE
                                EQ/BOSTON ADVISORS EQUITY INCOME   MANAGED VOLATILITY
                                EQ/INVESCO COMSTOCK
                                EQ/JPMORGAN VALUE
                                OPPORTUNITIES
                                MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------
                                EQ/BLACKROCK BASIC VALUE EQUITY
Shares -- Class B                                       4,028,076
Value -- Class B                $                           18.42
Net Assets Before Substitution  $                      74,214,324
Net Assets After Substitution   $                              --
Realized Gain                   $                      17,717,860
                                EQ/BOSTON ADVISORS EQUITY INCOME
Shares -- Class B                                       1,250,098
Value -- Class B                $                            7.11
Net Assets Before Substitution  $                       8,883,459
Net Assets After Substitution   $                              --
Realized Gain                   $                       2,085,312
                                EQ/INVESCO COMSTOCK
Shares -- Class B                                         534,593
Value -- Class B                $                           13.34
Net Assets Before Substitution  $                       7,132,302
Net Assets After Substitution   $                              --
Realized Gain                   $                       2,155,310
                                EQ/JPMORGAN VALUE OPPORTUNITIES
Shares -- Class B                                       1,268,456
Value -- Class B                $                           13.09
Net Assets Before Substitution  $                      16,602,206
Net Assets After Substitution   $                              --
Realized Gain                   $                       3,187,406
-----------------------------------------------------------------------------------------

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Concluded)

---------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/BLACKROCK BASIC VALUE EQUITY  AXA LARGE CAP VALUE
                                EQ/BOSTON ADVISORS EQUITY INCOME MANAGED VOLATILITY
                                EQ/INVESCO COMSTOCK
                                EQ/JPMORGAN VALUE
                                OPPORTUNITIES
                                MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------
                                                                 AXA LARGE CAP VALUE
                                MULTIMANAGER LARGE CAP VALUE     MANAGED VOLATILITY
Shares -- Class A                                                           1,360,356
Value -- Class A                                                 $              13.30
Shares -- Class B                                     707,351              19,189,055
Value -- Class B                $                       12.72    $              13.27
Net Assets Before Substitution  $                   9,000,253    $        156,824,288
Net Assets After Substitution   $                          --    $        272,656,832
Realized Gain                   $                   2,299,693
---------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:





                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor....................................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                      AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                        -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction      Varies by state.                         Applied to an annuity
applicable taxes                                                                                          payout option

Annual Administrative charge         Annually on each            Depending on account value a charge of   Unit liquidation from
                                     contract date anniversary.  $30 or Years 1 to 2 lesser of $30 or 2%  account value of account value

Variable Immediate Annuity payout    At time of transaction      $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                 account value

Withdrawal charge                    At time of transaction      LOW - During the first seven contract    Unit liquidation from
                                                                 years, a charge is deducted from         account value
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 7%
                                                                 and declines by 1% each year.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Concluded)

                                         WHEN CHARGE
            CHARGES                      IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
             -------                     -----------                     ---------------                   ------------

                                                             HIGH -- During the first nine contract
                                                             years, a charge is deducted from
                                                             amounts withdrawn that exceed 15% of
                                                             account value. The charge begins at 8%
                                                             and declines by 1% beginning in the
                                                             third contract year.

BaseBuilder benefit charge        Annually on each contract  LOW 0.15% HIGH 0.45%                     Unit liquidation from
                                  date anniversary.                                                   account value

Protection Plus                   Annually on each contract  0.20%                                    Unit liquidation from
                                  date anniversary.                                                   account value

Guaranteed minimum death benefit  Annually on each contract  LOW 0.20% HIGH 0.35%                     Unit liquidation from
charge 6% rollup to age 80        date anniversary.                                                   account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.











                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA 400 MANAGED VOLATILITY(Q)
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B(a)     $12.12            --                 --             --         7.54%
      Highest contract charges 1.70% Class B(k)    $12.01            --                 --             --         6.95%
      All contract charges                             --           933            $11,268           0.40%          --
2013  Lowest contract charges 1.15% Class B(a)     $11.27            --                 --             --        10.06%
      Highest contract charges 1.70% Class B(k)    $11.23            --                 --             --        13.55%
      All contract charges                             --         1,043            $11,732           0.21%          --
AXA 2000 MANAGED VOLATILITY(L,M)
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B(a)     $12.44            --                 --             --         3.58%
      Highest contract charges 1.70% Class B(k)    $12.19            --                 --             --         2.27%
      All contract charges                             --         1,178            $14,434           0.14%          --
2013  Lowest contract charges 0.50% Class B(a)     $12.01            --                 --             --        16.38%
      Highest contract charges 1.70% Class B(k)    $11.92            --                 --             --        16.63%
      All contract charges                             --         1,389            $16,597           0.13%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.60%*
2014  Lowest contract charges 1.15% Class B        $15.68            --                 --             --         3.50%
      Highest contract charges 1.60% Class B       $14.92            --                 --             --         3.04%
      All contract charges                             --         1,348            $20,617           1.55%          --
2013  Lowest contract charges 1.15% Class B        $15.15            --                 --             --        25.00%
      Highest contract charges 1.60% Class B       $14.48            --                 --             --        24.40%
      All contract charges                             --         1,471            $21,798           2.49%          --
2012  Lowest contract charges 1.15% Class B        $12.12            --                 --             --        12.85%
      Highest contract charges 1.60% Class B       $11.64            --                 --             --        12.36%
      All contract charges                             --         1,541            $18,297           0.78%          --
2011  Lowest contract charges 1.15% Class B        $10.74            --                 --             --        (8.60)%
      Highest contract charges 1.60% Class B       $10.36            --                 --             --        (8.96)%
      All contract charges                             --         1,884            $19,864           1.22%          --
2010  Lowest contract charges 0.50% Class B        $12.29            --                 --             --        12.53%
      Highest contract charges 1.70% Class B       $12.51            --                 --             --        11.14%
      All contract charges                             --         2,086            $24,104           1.54%          --

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $12.67            --                 --             --         1.44%
      Highest contract charges 1.70% Class B    $12.48            --                 --             --         0.89%
      All contract charges                          --         3,894            $48,010           0.85%          --
2013  Lowest contract charges 1.15% Class B     $12.49            --                 --             --         3.14%
      Highest contract charges 1.70% Class B    $12.37            --                 --             --         2.57%
      All contract charges                          --         4,233            $51,578           0.91%          --
2012  Lowest contract charges 1.15% Class B     $12.11            --                 --             --         3.42%
      Highest contract charges 1.70% Class B    $12.06            --                 --             --         2.81%
      All contract charges                          --         4,657            $55,158           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.71            --                 --             --         0.69%
      Highest contract charges 1.70% Class B    $11.73            --                 --             --         0.17%
      All contract charges                          --         4,498            $51,721           1.72%          --
2010  Lowest contract charges 0.50% Class B     $12.16            --                 --             --         6.70%
      Highest contract charges 1.70% Class B    $11.71            --                 --             --         5.41%
      All contract charges                          --         4,286            $49,040           2.36%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $13.40            --                 --             --         1.98%
      Highest contract charges 1.70% Class B    $13.41            --                 --             --         1.44%
      All contract charges                          --         3,019            $39,236           0.94%          --
2013  Lowest contract charges 1.15% Class B     $13.14            --                 --             --         8.96%
      Highest contract charges 1.70% Class B    $13.22            --                 --             --         8.36%
      All contract charges                          --         3,462            $44,298           1.36%          --
2012  Lowest contract charges 1.15% Class B     $12.06            --                 --             --         6.16%
      Highest contract charges 1.70% Class B    $12.20            --                 --             --         5.54%
      All contract charges                          --         3,556            $41,883           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.36            --                 --             --        (1.82)%
      Highest contract charges 1.70% Class B    $11.56            --                 --             --        (2.45)%
      All contract charges                          --         3,428            $38,113           1.45%          --
2010  Lowest contract charges 0.50% Class B     $12.11            --                 --             --         8.48%
      Highest contract charges 1.70% Class B    $11.85            --                 --             --         7.21%
      All contract charges                          --         3,766            $42,765           2.10%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY (S)
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $24.96            --                 --             --         1.18%
      Highest contract charges 1.70% Class B    $20.22            --                 --             --         0.00%
      All contract charges                          --         2,290            $48,831           0.93%          --
2013  Lowest contract charges 0.50% Class B     $24.67            --                 --             --        19.76%
      Highest contract charges 1.70% Class B    $20.22            --                 --             --        18.31%
      All contract charges                          --         2,600            $55,292           0.88%          --
2012  Lowest contract charges 0.50% Class B     $20.60            --                 --             --        16.38%
      Highest contract charges 1.70% Class B    $17.09            --                 --             --        15.01%
      All contract charges                          --         2,454            $43,897           1.38%          --
2011  Lowest contract charges 0.50% Class B     $17.70            --                 --             --       (12.72)%
      Highest contract charges 1.70% Class B    $14.86            --                 --             --       (13.86)%
      All contract charges                          --         2,825            $43,806           1.68%          --
2010  Lowest contract charges 0.50% Class B     $20.28            --                 --             --        10.89%
      Highest contract charges 1.70% Class B    $17.25            --                 --             --         9.57%
      All contract charges                          --         3,296            $59,101           1.07%          --

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(B,C)
        Unit Value 0.50% to 1.70%*
2014    Lowest contract charges 0.50% Class B      $14.90            --                 --             --        (6.70)%
        Highest contract charges 1.70% Class B     $12.32            --                 --             --        (7.85)%
        All contract charges                           --         2,112            $27,659           1.26%          --
2013    Lowest contract charges 0.50% Class B      $15.97            --                 --             --        16.91%
        Highest contract charges 1.70% Class B     $13.37            --                 --             --        15.56%
        All contract charges                           --         2,294            $32,386           1.19%          --
2012    Lowest contract charges 0.50% Class B      $13.66            --                 --             --        15.76%
        Highest contract charges 1.60% Class B     $11.73            --                 --             --        14.44%
        All contract charges                           --           921            $11,318           1.42%          --
2011    Lowest contract charges 0.50% Class B      $11.80            --                 --             --       (17.37)%
        Highest contract charges 1.60% Class B     $10.25            --                 --             --       (18.26)%
        All contract charges                           --         1,057            $11,283           2.67%          --
2010    Lowest contract charges 0.50% Class B      $14.28            --                 --             --         8.66%
        Highest contract charges 1.70% Class B     $12.39            --                 --             --         7.39%
        All contract charges                           --         1,171            $15,187           1.70%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
        Unit Value 1.15% to 1.60%*
2014    Lowest contract charges 1.15% Class B      $20.15            --                 --             --        (8.24)%
        Highest contract charges 1.60% Class B     $18.59            --                 --             --        (8.65)%
        All contract charges                           --         1,167            $22,508           1.56%          --
2013    Lowest contract charges 1.15% Class B      $21.96            --                 --             --        17.94%
        Highest contract charges 1.60% Class B     $20.35            --                 --             --        17.43%
        All contract charges                           --         1,278            $26,929           1.11%          --
2012    Lowest contract charges 1.15% Class B      $18.62            --                 --             --        16.16%
        Highest contract charges 1.70% Class B     $17.06            --                 --             --        15.50%
        All contract charges                           --         1,445            $25,877           1.76%          --
2011    Lowest contract charges 1.15% Class B      $16.03            --                 --             --       (17.16)%
        Highest contract charges 1.70% Class B     $14.77            --                 --             --       (17.62)%
        All contract charges                           --         1,666            $25,719           1.89%          --
2010    Lowest contract charges 0.50% Class B      $21.16            --                 --             --         5.55%
        Highest contract charges 1.70% Class B     $17.93            --                 --             --         4.29%
        All contract charges                           --         1,904            $35,599           0.73%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(D,E,F,G,H)
        Unit Value 0.50% to 1.70%*
2014    Lowest contract charges 0.50% Class B      $16.53            --                 --             --        11.01%
        Highest contract charges 1.70% Class B     $13.62            --                 --             --         9.75%
        All contract charges                           --         3,961            $56,678           0.91%          --
2013    Lowest contract charges 0.50% Class B      $14.89            --                 --             --        30.96%
        Highest contract charges 1.70% Class B     $12.41            --                 --             --        29.27%
        All contract charges                           --         4,422            $57,451           0.83%          --
2012    Lowest contract charges 0.50% Class B      $11.37            --                 --             --        14.39%
        Highest contract charges 1.60% Class B     $ 9.73            --                 --             --        13.14%
        All contract charges                           --           452            $ 4,483           1.10%          --
2011    Lowest contract charges 0.50% Class B      $ 9.94            --                 --             --        (4.70)%
        Highest contract charges 1.60% Class B     $ 8.60            --                 --             --        (5.81)%
        All contract charges                           --           494            $ 4,338           1.01%          --
2010    Lowest contract charges 0.50% Class B      $10.43            --                 --             --        13.63%
        Highest contract charges 1.70% Class B     $ 9.02            --                 --             --        12.30%
        All contract charges                           --           580            $ 5,382           0.98%          --

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                               UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                                    ---------- ----------------- ----------------- -------------- ---------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(I,J,N,O,P)
         Unit Value 0.50% to 1.70%*
2014     Lowest contract charges 0.50% Class B        $28.61            --                 --             --        10.55%
         Highest contract charges 1.70% Class B       $23.09            --                 --             --         9.22%
         All contract charges                             --         6,421           $157,490           0.19%          --
2013     Lowest contract charges 0.50% Class B        $25.88            --                 --             --        34.72%
         Highest contract charges 1.70% Class B       $21.14            --                 --             --        33.04%
         All contract charges                             --         7,310           $163,485           0.24%          --
2012     Lowest contract charges 0.50% Class B        $19.21            --                 --             --        13.13%
         Highest contract charges 1.70% Class B       $15.89            --                 --             --        11.82%
         All contract charges                             --         2,775           $ 46,323           0.56%          --
2011     Lowest contract charges 0.50% Class B        $16.98            --                 --             --        (4.12)%
         Highest contract charges 1.70% Class B       $14.21            --                 --             --        (5.27)%
         All contract charges                             --         3,101           $ 46,147           0.39%          --
2010     Lowest contract charges 0.50% Class B        $17.71            --                 --             --        13.90%
         Highest contract charges 1.70% Class B       $15.00            --                 --             --        12.48%
         All contract charges                             --         3,267           $ 51,178           0.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
         Unit Value 1.15%*
2014     1.15% Class A                                $10.63         1,657           $ 17,611           1.30%       10.96%
2013     1.15% Class A                                $ 9.58         1,905           $ 18,251           1.35%       30.87%
2012     1.15% Class A                                $ 7.32         1,620           $ 11,859           1.53%       14.55%
2011     1.15% Class A                                $ 6.39         1,939           $ 12,393           1.10%       (5.89)%
2010     1.15% Class A                                $ 6.79         2,235           $ 15,174           1.13%       11.67%
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
         Unit Value 0.50% to 1.70%*
2014     Lowest contract charges 0.50% Class B        $22.36            --                 --             --        11.69%
         Highest contract charges 1.70% Class B       $18.19            --                 --             --        10.31%
         All contract charges                             --        15,164           $249,959           1.30%          --
2013     Lowest contract charges 0.50% Class B        $20.02            --                 --             --        31.80%
         Highest contract charges 1.70% Class B       $16.49            --                 --             --        30.25%
         All contract charges                             --        17,222           $257,207           1.35%          --
2012     Lowest contract charges 0.50% Class B        $15.19            --                 --             --        15.25%
         Highest contract charges 1.70% Class B       $12.66            --                 --             --        13.85%
         All contract charges                             --        11,148           $127,256           1.53%          --
2011     Lowest contract charges 0.50% Class B        $13.18            --                 --             --        (5.52)%
         Highest contract charges 1.70% Class B       $11.12            --                 --             --        (6.63)%
         All contract charges                             --        12,814           $128,316           1.10%          --
2010     Lowest contract charges 0.50% Class B        $13.95            --                 --             --        12.14%
         Highest contract charges 1.70% Class B       $11.91            --                 --             --        10.73%
         All contract charges                             --        14,835           $158,669           1.13%          --
AXA MID CAP VALUE MANAGED VOLATILITY(T)
         Unit Value 0.50% to 1.70%*
2014     Lowest contract charges 0.50% Class B        $28.73            --                 --             --        10.29%
         Highest contract charges 1.70% Class B       $23.19            --                 --             --         8.98%
         All contract charges                             --         2,905           $ 70,957           0.57%          --
2013     Lowest contract charges 0.50% Class B        $26.05            --                 --             --        32.44%
         Highest contract charges 1.70% Class B       $21.28            --                 --             --        30.87%
         All contract charges                             --         3,200           $ 71,438           0.54%          --
2012     Lowest contract charges 0.50% Class B        $19.67            --                 --             --        18.00%
         Highest contract charges 1.70% Class B       $16.26            --                 --             --        16.56%
         All contract charges                             --         3,047           $ 51,847           1.18%          --
2011     Lowest contract charges 0.50% Class B        $16.67            --                 --             --        (9.84)%
         Highest contract charges 1.70% Class B       $13.95            --                 --             --       (10.98)%
         All contract charges                             --         3,515           $ 51,129           0.82%          --
2010     Lowest contract charges 0.50% Class B        $18.49            --                 --             --        21.82%
         Highest contract charges 1.70% Class B       $15.67            --                 --             --        20.42%
         All contract charges                             --         4,067           $ 66,195           0.97%          --

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE ALLOCATION
      Unit Value 1.15%*
2014  1.15% Class A                             $64.55           351           $ 22,632           1.05%        1.85%
2013  1.15% Class A                             $63.38           380           $ 24,113           1.57%       11.82%
2012  1.15% Class A                             $56.68           420           $ 23,821           0.76%        7.55%
2011  1.15% Class A                             $52.70           476           $ 25,073           1.49%       (3.29)%
2010  1.15% Class A                             $54.49           521           $ 28,382           2.10%        8.91%
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $73.12            --                 --             --         2.51%
      Highest contract charges 1.70% Class B    $51.47            --                 --             --         1.28%
      All contract charges                          --         3,162           $176,678           1.05%          --
2013  Lowest contract charges 0.50% Class B     $71.33            --                 --             --        12.56%
      Highest contract charges 1.70% Class B    $50.82            --                 --             --        11.20%
      All contract charges                          --         3,506           $192,853           1.57%          --
2012  Lowest contract charges 0.50% Class B     $63.37            --                 --             --         8.25%
      Highest contract charges 1.70% Class B    $45.70            --                 --             --         6.95%
      All contract charges                          --         3,810           $188,087           0.76%          --
2011  Lowest contract charges 0.50% Class B     $58.54            --                 --             --        (2.89)%
      Highest contract charges 1.70% Class B    $42.73            --                 --             --        (4.06)%
      All contract charges                          --         4,195           $193,006           1.49%          --
2010  Lowest contract charges 0.50% Class B     $60.28            --                 --             --         9.35%
      Highest contract charges 1.70% Class B    $44.54            --                 --             --         8.05%
      All contract charges                          --         4,480           $214,166           2.10%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $15.08            --                 --             --         2.59%
      Highest contract charges 1.70% Class B    $15.67            --                 --             --         1.95%
      All contract charges                          --         6,437           $ 94,366           1.28%          --
2013  Lowest contract charges 1.15% Class B     $14.70            --                 --             --        18.45%
      Highest contract charges 1.70% Class B    $15.37            --                 --             --        17.78%
      All contract charges                          --         6,930           $ 99,283           2.07%          --
2012  Lowest contract charges 1.15% Class B     $12.41            --                 --             --        10.21%
      Highest contract charges 1.70% Class B    $13.05            --                 --             --         9.66%
      All contract charges                          --         7,578           $ 91,928           0.75%          --
2011  Lowest contract charges 1.15% Class B     $11.26            --                 --             --        (6.09)%
      Highest contract charges 1.70% Class B    $11.90            --                 --             --        (6.59)%
      All contract charges                          --         8,687           $ 95,817           1.34%          --
2010  Lowest contract charges 0.50% Class B     $12.54            --                 --             --        10.97%
      Highest contract charges 1.70% Class B    $12.74            --                 --             --         9.64%
      All contract charges                          --         9,748           $114,722           1.69%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $13.03            --                 --             --         5.00%
      Highest contract charges 1.70% Class B    $12.44            --                 --             --         4.45%
      All contract charges                          --         1,924           $ 24,518           2.36%          --
2013  Lowest contract charges 1.15% Class B     $12.41            --                 --             --        13.23%
      Highest contract charges 1.70% Class B    $11.91            --                 --             --        12.57%
      All contract charges                          --         1,688           $ 20,553           2.51%          --
2012  Lowest contract charges 1.15% Class B     $10.96            --                 --             --         9.93%
      Highest contract charges 1.70% Class B    $10.58            --                 --             --         9.30%
      All contract charges                          --         1,498           $ 16,126           3.19%          --
2011  Lowest contract charges 1.15% Class B     $ 9.97            --                 --             --        (0.99)%
      Highest contract charges 1.70% Class B    $ 9.68            --                 --             --        (1.53)%
      All contract charges                          --         1,484           $ 14,576           3.35%          --
2010  Lowest contract charges 0.50% Class B     $10.36            --                 --             --        10.72%
      Highest contract charges 1.70% Class B    $ 9.83            --                 --             --         9.40%
      All contract charges                          --         1,556           $ 15,491           2.93%          --

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
          Unit Value 1.15% to 1.60%*
2014      Lowest contract charges 1.15% Class B        $14.11           --                 --              --         0.93%
          Highest contract charges 1.60% Class B       $13.59           --                 --              --         0.52%
          All contract charges                             --           88             $1,217            0.01%          --
2013      Lowest contract charges 1.15% Class B        $13.98           --                 --              --        35.07%
          Highest contract charges 1.60% Class B       $13.52           --                 --              --        34.53%
          All contract charges                             --          115             $1,572            0.12%          --
2012      Lowest contract charges 1.15% Class B        $10.35           --                 --              --        15.51%
          Highest contract charges 1.60% Class B       $10.05           --                 --              --        14.99%
          All contract charges                             --          120             $1,234            0.64%          --
2011      Lowest contract charges 1.15% Class B        $ 8.96           --                 --              --       (10.58)%
          Highest contract charges 1.60% Class B       $ 8.74           --                 --              --       (11.09)%
          All contract charges                             --          154             $1,366            0.15%          --
2010      Lowest contract charges 0.50% Class B        $10.31           --                 --              --        23.63%
          Highest contract charges 1.70% Class B       $ 9.79           --                 --              --        22.16%
          All contract charges                             --          141             $1,399            0.18%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
          Unit Value 1.15% to 1.60%*
2014      Lowest contract charges 1.15% Class B        $11.21           --                 --              --         4.28%
          Highest contract charges 1.60% Class B       $10.83           --                 --              --         3.84%
          All contract charges                             --          783             $8,605            1.67%          --
2013      Lowest contract charges 1.15% Class B        $10.75           --                 --              --        21.88%
          Highest contract charges 1.60% Class B       $10.43           --                 --              --        21.28%
          All contract charges                             --          850             $8,986            1.21%          --
2012      Lowest contract charges 1.15% Class B        $ 8.82           --                 --              --        13.37%
          Highest contract charges 1.60% Class B       $ 8.60           --                 --              --        12.86%
          All contract charges                             --          775             $6,731            1.83%          --
2011      Lowest contract charges 1.15% Class B        $ 7.78           --                 --              --        (5.58)%
          Highest contract charges 1.60% Class B       $ 7.62           --                 --              --        (5.93)%
          All contract charges                             --          770             $5,916            1.84%          --
2010      Lowest contract charges 0.50% Class B        $ 8.43           --                 --              --         9.83%
          Highest contract charges 1.70% Class B       $ 8.07           --                 --              --         8.49%
          All contract charges                             --          723             $5,898            2.14%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
          Unit Value 1.15% to 1.60%*
2014      Lowest contract charges 1.15% Class B        $13.32           --                 --              --         8.38%
          Highest contract charges 1.60% Class B       $12.83           --                 --              --         8.00%
          All contract charges                             --          276             $3,598            1.90%          --
2013      Lowest contract charges 1.15% Class B        $12.29           --                 --              --        27.89%
          Highest contract charges 1.60% Class B       $11.88           --                 --              --        27.19%
          All contract charges                             --          274             $3,304            0.71%          --
2012      Lowest contract charges 1.15% Class B        $ 9.61           --                 --              --        12.79%
          Highest contract charges 1.60% Class B       $ 9.34           --                 --              --        12.39%
          All contract charges                             --          299             $2,837            1.32%          --
2011      Lowest contract charges 1.15% Class B        $ 8.52           --                 --              --        (5.54)%
          Highest contract charges 1.60% Class B       $ 8.31           --                 --              --        (6.00)%
          All contract charges                             --          359             $3,020            0.92%          --
2010      Lowest contract charges 0.50% Class B        $ 9.28           --                 --              --        11.35%
          Highest contract charges 1.70% Class B       $ 8.80           --                 --              --        10.03%
          All contract charges                             --          390             $3,475            1.74%          --

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
          Unit Value 1.15% to 1.60%*
2014      Lowest contract charges 1.15% Class B           $11.69            --                 --             --        (0.09)%
          Highest contract charges 1.60% Class B          $11.26            --                 --             --        (0.44)%
          All contract charges                                --           471            $ 5,390           1.43%          --
2013      Lowest contract charges 1.15% Class B           $11.70            --                 --             --        25.54%
          Highest contract charges 1.60% Class B          $11.31            --                 --             --        24.83%
          All contract charges                                --           402            $ 4,628           0.99%          --
2012      Lowest contract charges 1.15% Class B           $ 9.32            --                 --             --        17.97%
          Highest contract charges 1.60% Class B          $ 9.06            --                 --             --        17.51%
          All contract charges                                --           298            $ 2,746           1.29%          --
2011      Lowest contract charges 1.15% Class B           $ 7.90            --                 --             --        (9.40)%
          Highest contract charges 1.60% Class B          $ 7.71            --                 --             --        (9.82)%
          All contract charges                                --           324            $ 2,537           1.85%          --
2010      Lowest contract charges 0.50% Class B           $ 8.97            --                 --             --         7.42%
          Highest contract charges 1.70% Class B          $ 8.51            --                 --             --         6.13%
          All contract charges                                --           300            $ 2,579           1.34%          --
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND(R)
          Unit Value 1.15% to 1.70%*
2014      Lowest contract charges 1.15% Class B(a)        $ 9.71            --                 --             --        (1.62)%
          Highest contract charges 1.70% Class B(k)       $ 9.62            --                 --             --        (2.24)%
          All contract charges                                --         1,998            $19,312           0.00%          --
2013      Lowest contract charges 1.15% Class B(a)        $ 9.87            --                 --             --        (1.30)%
          Highest contract charges 1.70% Class B(k)       $ 9.84            --                 --             --        (1.20)%
          All contract charges                                --         2,223            $21,895           0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
          Unit Value 1.15%*
2014      1.15% Class A                                   $33.58            67            $ 2,265           0.06%        2.38%
2013      1.15% Class A                                   $32.80            76            $ 2,480           0.05%       36.55%
2012      1.15% Class A                                   $24.02            80            $ 1,911           0.21%       14.27%
2011      1.15% Class A                                   $21.02            83            $ 1,750           0.00%       (1.55)%
2010      1.15% Class A                                   $21.35           144            $ 3,080           0.00%       32.03%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
          Unit Value 0.50% to 1.70%*
2014      Lowest contract charges 0.50% Class B           $36.39            --                 --             --         3.06%
          Highest contract charges 1.70% Class B          $29.37            --                 --             --         1.80%
          All contract charges                                --         1,754            $54,155           0.06%          --
2013      Lowest contract charges 0.50% Class B           $35.31            --                 --             --        37.45%
          Highest contract charges 1.70% Class B          $28.85            --                 --             --        35.83%
          All contract charges                                --         1,976            $59,764           0.05%          --
2012      Lowest contract charges 0.50% Class B           $25.69            --                 --             --        15.05%
          Highest contract charges 1.70% Class B          $21.24            --                 --             --        13.64%
          All contract charges                                --         2,195            $48,684           0.21%          --
2011      Lowest contract charges 0.50% Class B           $22.33            --                 --             --        (1.15)%
          Highest contract charges 1.70% Class B          $18.69            --                 --             --        (2.35)%
          All contract charges                                --         2,466            $48,001           0.00%          --
2010      Lowest contract charges 0.50% Class B           $22.59            --                 --             --        32.59%
          Highest contract charges 1.70% Class B          $19.14            --                 --             --        31.00%
          All contract charges                                --         2,825            $56,145           0.00%          --

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.15% to 1.60%*
2014  Lowest contract charges 1.15% Class B    $ 13.52            --                 --             --        12.29%
      Highest contract charges 1.60% Class B   $ 12.60            --                 --             --        11.80%
      All contract charges                          --           129           $  1,646           0.96%          --
2013  Lowest contract charges 1.15% Class B    $ 12.04            --                 --             --        32.89%
      Highest contract charges 1.60% Class B   $ 11.27            --                 --             --        32.12%
      All contract charges                          --           108           $  1,241           0.81%          --
2012  Lowest contract charges 1.15% Class B    $  9.06            --                 --             --        15.41%
      Highest contract charges 1.60% Class B   $  8.53            --                 --             --        14.96%
      All contract charges                          --            99           $    861           1.12%          --
2011  Lowest contract charges 1.15% Class B    $  7.85            --                 --             --        (0.88)%
      Highest contract charges 1.60% Class B   $  7.42            --                 --             --        (1.33)%
      All contract charges                          --            80           $    604           0.38%          --
2010  Lowest contract charges 0.50% Class B    $  8.54            --                 --             --        11.89%
      Highest contract charges 1.70% Class B   $  7.44            --                 --             --        10.69%
      All contract charges                          --            72           $    545           0.05%          --
EQ/COMMON STOCK INDEX
      Unit Value 1.15%*
2014  1.15% Class A                            $401.80            74           $ 29,865           1.22%       10.76%
2013  1.15% Class A                            $362.75            82           $ 29,901           1.28%       30.95%
2012  1.15% Class A                            $277.02            93           $ 25,733           1.53%       14.26%
2011  1.15% Class A                            $242.44           105           $ 25,574           1.25%       (0.37)%
2010  1.15% Class A                            $243.35           125           $ 30,304           1.28%       14.83%
EQ/COMMON STOCK INDEX
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B    $386.73            --                 --             --        10.77%
      Highest contract charges 1.70% Class B   $311.29            --                 --             --        10.15%
      All contract charges                          --           518           $183,965           1.22%          --
2013  Lowest contract charges 0.50% Class B    $447.63            --                 --             --        31.81%
      Highest contract charges 1.70% Class B   $282.60            --                 --             --        30.22%
      All contract charges                          --           573           $184,211           1.28%          --
2012  Lowest contract charges 0.50% Class B    $339.61            --                 --             --        15.02%
      Highest contract charges 1.70% Class B   $217.02            --                 --             --        13.62%
      All contract charges                          --           633           $156,120           1.53%          --
2011  Lowest contract charges 0.50% Class B    $295.27            --                 --             --         0.03%
      Highest contract charges 1.70% Class B   $191.00            --                 --             --        (1.17)%
      All contract charges                          --           713           $154,112           1.25%          --
2010  Lowest contract charges 0.50% Class B    $295.18            --                 --             --        15.29%
      Highest contract charges 1.70% Class B   $193.27            --                 --             --        13.90%
      All contract charges                          --           813           $177,023           1.28%          --
EQ/CORE BOND INDEX(V,W)
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B    $ 16.53            --                 --             --         1.91%
      Highest contract charges 1.70% Class B   $ 13.45            --                 --             --         0.67%
      All contract charges                          --         4,832           $ 68,287           1.27%          --
2013  Lowest contract charges 0.50% Class B    $ 16.22            --                 --             --        (2.05)%
      Highest contract charges 1.70% Class B   $ 13.36            --                 --             --        (3.26)%
      All contract charges                          --         5,245           $ 73,352           1.81%          --
2012  Lowest contract charges 0.50% Class B    $ 16.56            --                 --             --         2.60%
      Highest contract charges 1.70% Class B   $ 13.81            --                 --             --         1.40%
      All contract charges                          --         1,896           $ 27,293           1.42%          --
2011  Lowest contract charges 0.50% Class B    $ 16.14            --                 --             --         4.33%
      Highest contract charges 1.70% Class B   $ 13.62            --                 --             --         3.03%
      All contract charges                          --         2,023           $ 28,620           1.82%          --
2010  Lowest contract charges 0.50% Class B    $ 15.47            --                 --             --         5.26%
      Highest contract charges 1.70% Class B   $ 13.22            --                 --             --         3.98%
      All contract charges                          --         2,233           $ 30,557           2.08%          --

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/EQUITY 500 INDEX
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $46.16            --                 --             --        11.69%
      Highest contract charges 1.70% Class B    $41.09            --                 --             --        11.05%
      All contract charges                          --         1,854            $81,256           1.38%          --
2013  Lowest contract charges 1.15% Class B     $41.33            --                 --             --        30.01%
      Highest contract charges 1.70% Class B    $37.00            --                 --             --        29.28%
      All contract charges                          --         1,943            $76,395           1.45%          --
2012  Lowest contract charges 1.15% Class B     $31.79            --                 --             --        13.90%
      Highest contract charges 1.70% Class B    $28.62            --                 --             --        13.26%
      All contract charges                          --         2,076            $62,901           1.66%          --
2011  Lowest contract charges 1.15% Class B     $27.91            --                 --             --         0.36%
      Highest contract charges 1.70% Class B    $25.27            --                 --             --        (0.20)%
      All contract charges                          --         2,284            $60,909           1.45%          --
2010  Lowest contract charges 0.50% Class B     $31.06            --                 --             --        13.81%
      Highest contract charges 1.70% Class B    $25.32            --                 --             --        12.44%
      All contract charges                          --         2,476            $65,960           1.35%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $15.54            --                 --             --         1.17%
      Highest contract charges 1.70% Class B    $13.82            --                 --             --        (0.07)%
      All contract charges                          --           577            $ 8,398           0.00%          --
2013  Lowest contract charges 0.50% Class B     $15.36            --                 --             --        10.42%
      Highest contract charges 1.70% Class B    $13.83            --                 --             --         9.16%
      All contract charges                          --           588            $ 8,512           0.46%          --
2012  Lowest contract charges 0.50% Class B     $13.91            --                 --             --         4.74%
      Highest contract charges 1.70% Class B    $12.67            --                 --             --         3.43%
      All contract charges                          --           484            $ 6,318           0.00%          --
2011  Lowest contract charges 0.50% Class B     $13.28            --                 --             --         0.84%
      Highest contract charges 1.70% Class B    $12.25            --                 --             --        (0.41)%
      All contract charges                          --           545            $ 6,846           0.18%          --
2010  Lowest contract charges 0.50% Class B     $13.17            --                 --             --         9.04%
      Highest contract charges 1.70% Class B    $12.30            --                 --             --         7.77%
      All contract charges                          --           516            $ 6,477           0.00%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $71.75            --                 --             --         2.56%
      Highest contract charges 1.70% Class B    $52.07            --                 --             --         1.32%
      All contract charges                          --           730            $41,478           0.25%          --
2013  Lowest contract charges 0.50% Class B     $69.96            --                 --             --        38.43%
      Highest contract charges 1.70% Class B    $51.39            --                 --             --        36.75%
      All contract charges                          --           852            $47,749           0.28%          --
2012  Lowest contract charges 0.50% Class B     $50.54            --                 --             --        17.26%
      Highest contract charges 1.70% Class B    $37.58            --                 --             --        15.84%
      All contract charges                          --           853            $34,768           1.23%          --
2011  Lowest contract charges 0.50% Class B     $43.10            --                 --             --        (3.99)%
      Highest contract charges 1.70% Class B    $32.44            --                 --             --        (5.15)%
      All contract charges                          --           910            $31,875           0.07%          --
2010  Lowest contract charges 0.50% Class B     $44.89            --                 --             --        31.98%
      Highest contract charges 1.70% Class B    $34.20            --                 --             --        30.37%
      All contract charges                          --           940            $34,567           0.36%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 1.15%*
2014  1.15% Class A                             $22.15            57            $ 1,265           0.39%        0.36%
2013  1.15% Class A                             $22.07            62            $ 1,379           0.20%       (2.78)%
2012  1.15% Class A                             $22.70            79            $ 1,803           0.23%       (0.18)%
2011  1.15% Class A                             $22.74            99            $ 2,245           0.40%        4.36%
2010  1.15% Class A                             $21.79           108            $ 2,352           1.12%        3.27%

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $24.94            --                 --             --         1.01%
      Highest contract charges 1.70% Class B    $18.70            --                 --             --        (0.21)%
      All contract charges                          --         1,471            $29,089           0.39%          --
2013  Lowest contract charges 0.50% Class B     $24.69            --                 --             --        (2.14)%
      Highest contract charges 1.70% Class B    $18.74            --                 --             --        (3.30)%
      All contract charges                          --         1,622            $32,039           0.20%          --
2012  Lowest contract charges 0.50% Class B     $25.23            --                 --             --         0.48%
      Highest contract charges 1.70% Class B    $19.38            --                 --             --        (0.72)%
      All contract charges                          --         1,948            $39,663           0.23%          --
2011  Lowest contract charges 0.50% Class B     $25.11            --                 --             --         4.76%
      Highest contract charges 1.70% Class B    $19.52            --                 --             --         3.50%
      All contract charges                          --         2,204            $45,111           0.40%          --
2010  Lowest contract charges 0.50% Class B     $23.97            --                 --             --         3.71%
      Highest contract charges 1.70% Class B    $18.86            --                 --             --         2.45%
      All contract charges                          --         2,529            $49,867           1.12%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 1.15%*
2014  1.15% Class A                             $15.18           361            $ 5,475           2.93%       (8.00)%
2013  1.15% Class A                             $16.50           387            $ 6,388           2.23%       20.09%
2012  1.15% Class A                             $13.74           408            $ 5,606           2.93%       14.98%
2011  1.15% Class A                             $11.95           534            $ 6,381           2.76%      (13.03)%
2010  1.15% Class A                             $13.74           617            $ 8,484           2.20%        4.24%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $16.64            --                 --             --        (7.35)%
      Highest contract charges 1.70% Class B    $13.09            --                 --             --        (8.53)%
      All contract charges                          --         3,310            $45,818           2.93%          --
2013  Lowest contract charges 0.50% Class B     $17.96            --                 --             --        20.86%
      Highest contract charges 1.70% Class B    $14.31            --                 --             --        19.45%
      All contract charges                          --         3,594            $54,178           2.23%          --
2012  Lowest contract charges 0.50% Class B     $14.86            --                 --             --        15.64%
      Highest contract charges 1.70% Class B    $11.98            --                 --             --        14.31%
      All contract charges                          --         3,902            $49,142           2.93%          --
2011  Lowest contract charges 0.50% Class B     $12.85            --                 --             --       (12.59)%
      Highest contract charges 1.70% Class B    $10.48            --                 --             --       (13.74)%
      All contract charges                          --         4,426            $48,604           2.76%          --
2010  Lowest contract charges 0.50% Class B     $14.70            --                 --             --         4.65%
      Highest contract charges 1.70% Class B    $12.15            --                 --             --         3.46%
      All contract charges                          --         4,978            $63,154           2.20%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $12.97            --                 --             --        10.95%
      Highest contract charges 1.70% Class B    $11.88            --                 --             --        10.31%
      All contract charges                          --         4,140            $51,302           0.89%          --
2013  Lowest contract charges 1.15% Class B     $11.69            --                 --             --        31.05%
      Highest contract charges 1.70% Class B    $10.77            --                 --             --        30.23%
      All contract charges                          --         4,515            $50,576           0.95%          --
2012  Lowest contract charges 1.15% Class B     $ 8.92            --                 --             --        13.34%
      Highest contract charges 1.70% Class B    $ 8.27            --                 --             --        12.82%
      All contract charges                          --         4,848            $41,572           1.19%          --
2011  Lowest contract charges 1.15% Class B     $ 7.87            --                 --             --         1.16%
      Highest contract charges 1.70% Class B    $ 7.33            --                 --             --         0.55%
      All contract charges                          --         5,249            $39,773           0.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.40            --                 --             --        15.34%
      Highest contract charges 1.70% Class B    $ 7.29            --                 --             --        14.04%
      All contract charges                          --         5,800            $43,550           0.94%          --

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE INDEX
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $ 9.82            --                 --             --        11.34%
      Highest contract charges 1.70% Class B    $ 9.32            --                 --             --        10.69%
      All contract charges                          --         1,085            $10,465           1.50%          --
2013  Lowest contract charges 1.15% Class B     $ 8.82            --                 --             --        30.09%
      Highest contract charges 1.70% Class B    $ 8.42            --                 --             --        29.34%
      All contract charges                          --         1,011            $ 8,777           1.64%          --
2012  Lowest contract charges 1.15% Class B     $ 6.78            --                 --             --        15.31%
      Highest contract charges 1.70% Class B    $ 6.51            --                 --             --        14.61%
      All contract charges                          --           805            $ 5,400           1.98%          --
2011  Lowest contract charges 1.15% Class B     $ 5.88            --                 --             --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.68            --                 --             --        (2.07)%
      All contract charges                          --           909            $ 5,289           1.76%          --
2010  Lowest contract charges 0.50% Class B     $ 6.18            --                 --             --        14.00%
      Highest contract charges 1.70% Class B    $ 5.80            --                 --             --        12.58%
      All contract charges                          --           440            $ 2,612           1.44%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $20.22            --                 --             --         8.48%
      Highest contract charges 1.70% Class B    $16.99            --                 --             --         7.12%
      All contract charges                          --         1,909            $33,677           0.78%          --
2013  Lowest contract charges 0.50% Class B     $18.64            --                 --             --        31.92%
      Highest contract charges 1.70% Class B    $15.86            --                 --             --        30.32%
      All contract charges                          --         2,100            $34,477           0.76%          --
2012  Lowest contract charges 0.50% Class B     $14.13            --                 --             --        16.49%
      Highest contract charges 1.70% Class B    $12.17            --                 --             --        15.14%
      All contract charges                          --         2,217            $27,826           0.95%          --
2011  Lowest contract charges 0.50% Class B     $12.13            --                 --             --        (2.88)%
      Highest contract charges 1.70% Class B    $10.57            --                 --             --        (4.08)%
      All contract charges                          --         2,470            $26,853           0.60%          --
2010  Lowest contract charges 0.50% Class B     $12.49            --                 --             --        25.05%
      Highest contract charges 1.70% Class B    $11.02            --                 --             --        23.55%
      All contract charges                          --         2,835            $32,027           0.71%          --
EQ/MONEY MARKET
      Unit Value 1.15%*
2014  1.15% Class A                             $31.14           104            $ 3,226           0.00%       (1.14)%
2013  1.15% Class A                             $31.50           119            $ 3,759           0.00%       (1.16)%
2012  1.15% Class A                             $31.87           137            $ 4,371           0.00%       (1.15)%
2011  1.15% Class A                             $32.24           157            $ 5,064           0.01%       (1.16)%
2010  1.15% Class A                             $32.62           201            $ 6,563           0.01%       (1.07)%
EQ/MONEY MARKET
      Unit Value 0.00% to 1.70%*
2014  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.04            --                 --             --        (1.69)%
      All contract charges                          --         1,356            $37,319           0.00%          --
2013  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.47            --                 --             --        (1.70)%
      All contract charges                          --         1,614            $44,819           0.00%          --
2012  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.91            --                 --             --        (1.71)%
      All contract charges                          --         1,692            $47,706           0.00%          --
2011  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.36            --                 --             --        (1.72)%
      All contract charges                          --         2,091            $59,953           0.01%          --
2010  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.82            --                 --             --        (1.70)%
      All contract charges                          --         2,397            $69,864           0.01%          --

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $24.05            --                 --             --        (1.19)%
      Highest contract charges 1.70% Class B    $21.38            --                 --             --        (2.42)%
      All contract charges                          --           802            $17,807           0.00%          --
2013  Lowest contract charges 0.50% Class B     $24.34            --                 --             --        37.83%
      Highest contract charges 1.70% Class B    $21.91            --                 --             --        36.17%
      All contract charges                          --           904            $20,462           0.00%          --
2012  Lowest contract charges 0.50% Class B     $17.66            --                 --             --         8.21%
      Highest contract charges 1.70% Class B    $16.09            --                 --             --         6.91%
      All contract charges                          --         1,066            $17,646           0.42%          --
2011  Lowest contract charges 0.50% Class B     $16.32            --                 --             --        (8.16)%
      Highest contract charges 1.70% Class B    $15.05            --                 --             --        (9.28)%
      All contract charges                          --         1,236            $19,050           0.25%          --
2010  Lowest contract charges 0.50% Class B     $17.77            --                 --             --        31.60%
      Highest contract charges 1.70% Class B    $16.59            --                 --             --        30.09%
      All contract charges                          --         1,297            $21,972           0.12%          --
EQ/QUALITY BOND PLUS(U)
      Unit Value 0.50% to 1.70%*
2014  Lowest contract charges 0.50% Class B     $20.28            --                 --             --         2.37%
      Highest contract charges 1.70% Class B    $15.67            --                 --             --         1.16%
      All contract charges                          --         2,788            $46,932           0.97%          --
2013  Lowest contract charges 0.50% Class B     $19.81            --                 --             --        (2.75)%
      Highest contract charges 1.70% Class B    $15.49            --                 --             --        (3.97)%
      All contract charges                          --         3,083            $51,034           0.61%          --
2012  Lowest contract charges 1.15% Class B     $17.96            --                 --             --         1.47%
      Highest contract charges 1.70% Class B    $16.13            --                 --             --         0.94%
      All contract charges                          --           778            $13,254           0.58%          --
2011  Lowest contract charges 1.15% Class B     $17.70            --                 --             --         0.06%
      Highest contract charges 1.70% Class B    $15.98            --                 --             --        (0.50)%
      All contract charges                          --           894            $15,059           2.23%          --
2010  Lowest contract charges 0.50% Class B     $19.80            --                 --             --         5.73%
      Highest contract charges 1.70% Class B    $16.06            --                 --             --         4.45%
      All contract charges                          --         1,044            $17,588          10.02%          --
EQ/SMALL COMPANY INDEX
      Unit Value 1.15% to 1.70%*
2014  Lowest contract charges 1.15% Class B     $26.10            --                 --             --         3.61%
      Highest contract charges 1.70% Class B    $23.74            --                 --             --         3.04%
      All contract charges                          --           786            $19,697           0.75%          --
2013  Lowest contract charges 1.15% Class B     $25.19            --                 --             --        35.87%
      Highest contract charges 1.70% Class B    $23.04            --                 --             --        35.13%
      All contract charges                          --           899            $21,750           0.94%          --
2012  Lowest contract charges 1.15% Class B     $18.54            --                 --             --        14.23%
      Highest contract charges 1.70% Class B    $17.05            --                 --             --        13.59%
      All contract charges                          --           976            $17,421           1.48%          --
2011  Lowest contract charges 1.15% Class B     $16.23            --                 --             --        (5.09)%
      Highest contract charges 1.70% Class B    $15.01            --                 --             --        (5.66)%
      All contract charges                          --         1,083            $16,964           0.65%          --
2010  Lowest contract charges 0.50% Class B     $18.62            --                 --             --        25.16%
      Highest contract charges 1.70% Class B    $15.91            --                 --             --        23.68%
      All contract charges                          --         1,211            $20,035           0.92%          --

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2014

8. Financial Highlights (Concluded)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.60%*
2014  Lowest contract charge 0.50% Class B     $20.61            --                 --             --        12.99%
      Highest contract charge 1.60% Class B    $17.84            --                 --             --        11.78%
      All contract charges                         --         1,383            $25,169           0.00%          --
2013  Lowest contract charge 0.50% Class B     $18.24            --                 --             --        34.91%
      Highest contract charge 1.70% Class B    $15.77            --                 --             --        33.31%
      All contract charges                         --         1,432            $23,251           0.00%          --
2012  Lowest contract charge 0.50% Class B     $13.52            --                 --             --        12.85%
      Highest contract charge 1.70% Class B    $11.83            --                 --             --        11.50%
      All contract charges                         --         1,632            $19,802           0.00%          --
2011  Lowest contract charge 0.50% Class B     $11.98            --                 --             --        (5.30)%
      Highest contract charge 1.70% Class B    $10.61            --                 --             --        (6.44)%
      All contract charges                         --         1,828            $19,862           0.00%          --
2010  Lowest contract charge 0.50% Class B     $12.65            --                 --             --        17.14%
      Highest contract charge 1.70% Class B    $11.34            --                 --             --        15.73%
      All contract charges                         --         2,034            $23,548           0.00%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (d)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (e)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (f)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (g)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
  (h)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
  (i)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (j)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (k)Units were made available on July 1, 2013.
  (l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (m)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (n)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (p)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (q)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (r)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (s)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (t)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (u)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (v)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (w)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (x)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
  (y)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
  (z)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (aa)AXA Large Cap Value Managed Volatility replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ab)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
  * This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2014 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2014............  F-3
   Statements of Operations for the Year Ended December 31, 2014...... F-22
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2014 and 2013....................................... F-31
   Notes to Financial Statements...................................... F-46

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2014 and 2013..............
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2014, 2013 and 2012................................................
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2014, 2013 and 2012...................................
   Consolidated Statements of Equity, Years Ended December 31, 2014,
     2013 and 2012......................................................
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2014, 2013 and 2012................................................
   Notes to Consolidated Financial Statements...........................


                                  F-1  #799551

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 20, 2015

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                     AXA 400     AXA 2000         AXA           AXA           AXA
                                                     MANAGED      MANAGED     AGGRESSIVE     BALANCED     CONSERVATIVE
                                                   VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                   ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $339,771,642 $587,169,097 $2,734,823,170 $500,184,987 $1,329,919,221
Receivable for shares of the Portfolios sold......           --       87,591             --           --      2,334,057
Receivable for policy-related transactions........       64,361           --      5,150,787       20,953             --
                                                   ------------ ------------ -------------- ------------ --------------
   Total assets...................................  339,836,003  587,256,688  2,739,973,957  500,205,940  1,332,253,278
                                                   ------------ ------------ -------------- ------------ --------------

LIABILITIES:
Payable for shares of the Portfolios purchased....       64,361           --      5,150,787       20,953             --
Payable for policy-related transactions...........           --       87,591             --           --      2,334,057
                                                   ------------ ------------ -------------- ------------ --------------
   Total liabilities..............................       64,361       87,591      5,150,787       20,953      2,334,057
                                                   ------------ ------------ -------------- ------------ --------------
NET ASSETS........................................ $339,771,642 $587,169,097 $2,734,823,170 $500,184,987 $1,329,919,221
                                                   ============ ============ ============== ============ ==============

NET ASSETS:
Accumulation unit values.......................... $339,704,382 $587,009,553 $2,734,775,694 $500,035,402 $1,329,810,806
Retained by AXA Equitable in Separate Account
 No. 49...........................................       67,260      159,544         47,476      149,585        108,415
                                                   ------------ ------------ -------------- ------------ --------------
TOTAL NET ASSETS.................................. $339,771,642 $587,169,097 $2,734,823,170 $500,184,987 $1,329,919,221
                                                   ============ ============ ============== ============ ==============

Investments in shares of the Portfolios, at cost.. $318,517,699 $578,010,432 $2,406,964,473 $431,876,278 $1,345,600,384
The Portfolios shares held
   Class B........................................   16,485,786   31,214,424    243,194,241   35,338,183    139,130,912

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                       AXA                        AXA        AXA GLOBAL
                                                   CONSERVATIVE     AXA      CONSERVATIVE-     EQUITY          AXA
                                                      GROWTH    CONSERVATIVE     PLUS          MANAGED       GROWTH
                                                    STRATEGY*    STRATEGY*    ALLOCATION*    VOLATILITY*    STRATEGY*
                                                   ------------ ------------ -------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $207,403,913 $118,592,434 $1,324,069,337 $1,061,903,719 $790,230,994
Receivable for shares of the Portfolios sold......       25,100        4,668        277,152        308,851       78,874
                                                   ------------ ------------ -------------- -------------- ------------
   Total assets...................................  207,429,013  118,597,102  1,324,346,489  1,062,212,570  790,309,868
                                                   ------------ ------------ -------------- -------------- ------------

LIABILITIES:
Payable for policy-related transactions...........       25,100        4,668        277,152        308,851       78,874
                                                   ------------ ------------ -------------- -------------- ------------
   Total liabilities..............................       25,100        4,668        277,152        308,851       78,874
                                                   ------------ ------------ -------------- -------------- ------------
NET ASSETS........................................ $207,403,913 $118,592,434 $1,324,069,337 $1,061,903,719 $790,230,994
                                                   ============ ============ ============== ============== ============

NET ASSETS:
Accumulation unit values.......................... $207,399,511 $118,588,258 $1,324,015,603 $1,061,896,395 $790,224,046
Retained by AXA Equitable in Separate Account
 No. 49...........................................        4,402        4,176         53,734          7,324        6,948
                                                   ------------ ------------ -------------- -------------- ------------
TOTAL NET ASSETS.................................. $207,403,913 $118,592,434 $1,324,069,337 $1,061,903,719 $790,230,994
                                                   ============ ============ ============== ============== ============

Investments in shares of the Portfolios, at cost.. $185,657,185 $113,790,807 $1,279,620,522 $  857,754,677 $641,529,850
The Portfolios shares held
   Class B........................................   15,443,133   10,005,979    132,890,790     71,476,755   49,547,432

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                        AXA            AXA
                                                   INTERNATIONAL  INTERNATIONAL   AXA LARGE      AXA LARGE      AXA LARGE
                                                       CORE           VALUE       CAP CORE      CAP GROWTH      CAP VALUE
                                                      MANAGED        MANAGED       MANAGED        MANAGED        MANAGED
                                                    VOLATILITY*    VOLATILITY*   VOLATILITY*    VOLATILITY*    VOLATILITY*
                                                   -------------- ------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $1,114,023,335 $505,927,009  $1,780,150,233 $3,367,157,680 $3,178,498,033
Receivable for shares of the Portfolios sold......        252,745      100,445         937,432        146,242        705,608
                                                   -------------- ------------  -------------- -------------- --------------
   Total assets...................................  1,114,276,080  506,027,454   1,781,087,665  3,367,303,922  3,179,203,641
                                                   -------------- ------------  -------------- -------------- --------------

LIABILITIES:
Payable for policy-related transactions...........        252,745      100,445         937,432        146,242        705,608
                                                   -------------- ------------  -------------- -------------- --------------
   Total liabilities..............................        252,745      100,445         937,432        146,242        705,608
                                                   -------------- ------------  -------------- -------------- --------------
NET ASSETS........................................ $1,114,023,335 $505,927,009  $1,780,150,233 $3,367,157,680 $3,178,498,033
                                                   ============== ============  ============== ============== ==============

NET ASSETS:
Accumulation unit values.......................... $1,113,975,289 $505,905,267  $1,779,972,222 $3,367,045,164 $3,177,920,419
Retained by AXA Equitable in Separate Account
 No. 49...........................................         48,046       21,742         178,011        112,516        577,614
                                                   -------------- ------------  -------------- -------------- --------------
TOTAL NET ASSETS.................................. $1,114,023,335 $505,927,009  $1,780,150,233 $3,367,157,680 $3,178,498,033
                                                   ============== ============  ============== ============== ==============

Investments in shares of the Portfolios, at cost.. $1,044,737,329 $488,990,190  $1,517,958,173 $2,613,172,266 $2,646,225,404
The Portfolios shares held
   Class B........................................    116,715,533   42,512,224     192,322,091    124,462,701    201,312,049

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                                                                                AXA/
                                                    AXA MID CAP                      AXA           AXA        FRANKLIN
                                                       VALUE           AXA        MODERATE      MODERATE-     BALANCED
                                                      MANAGED       MODERATE       GROWTH         PLUS         MANAGED
                                                    VOLATILITY*    ALLOCATION*    STRATEGY*    ALLOCATION*   VOLATILITY*
                                                   -------------- -------------- ------------ -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $1,427,183,582 $5,896,184,195 $936,339,765 $8,998,700,254 $844,457,331
Receivable for shares of the Portfolios sold......        163,170      4,431,718      135,854      1,809,197           --
Receivable for policy-related transactions........             --             --           --             --      308,070
                                                   -------------- -------------- ------------ -------------- ------------
   Total assets...................................  1,427,346,752  5,900,615,913  936,475,619  9,000,509,451  844,765,401
                                                   -------------- -------------- ------------ -------------- ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....             --             --           --             --      308,070
Payable for policy-related transactions...........        163,170      4,431,718      135,854      1,809,197           --
                                                   -------------- -------------- ------------ -------------- ------------
   Total liabilities..............................        163,170      4,431,718      135,854      1,809,197      308,070
                                                   -------------- -------------- ------------ -------------- ------------
NET ASSETS........................................ $1,427,183,582 $5,896,184,195 $936,339,765 $8,998,700,254 $844,457,331
                                                   ============== ============== ============ ============== ============

NET ASSETS:
Accumulation unit values.......................... $1,427,126,618 $5,895,951,301 $936,246,791 $8,998,588,598 $844,449,471
Retained by AXA Equitable in Separate Account
 No. 49...........................................         56,964        232,894       92,974        111,656        7,860
                                                   -------------- -------------- ------------ -------------- ------------
TOTAL NET ASSETS.................................. $1,427,183,582 $5,896,184,195 $936,339,765 $8,998,700,254 $844,457,331
                                                   ============== ============== ============ ============== ============

Investments in shares of the Portfolios, at cost.. $  947,006,325 $5,620,397,131 $778,680,244 $8,790,648,194 $734,238,388
The Portfolios shares held
   Class B........................................     93,394,777    418,611,901   61,123,502    807,500,458   81,478,172

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                      AXA/          AXA/          AXA/         AXA/
                                                    FRANKLIN      FRANKLIN       MUTUAL      TEMPLETON          EQ/
                                                    SMALL CAP     TEMPLETON     LARGE CAP     GLOBAL     ALLIANCEBERNSTEIN
                                                      VALUE      ALLOCATION      EQUITY       EQUITY      SHORT DURATION
                                                     MANAGED       MANAGED       MANAGED      MANAGED       GOVERNMENT
                                                   VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*        BOND*
                                                   ------------ -------------- ------------ ------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $133,465,518 $1,346,596,647 $198,580,291 $302,579,353   $723,731,427
Receivable for shares of the Portfolios sold......       34,820             --       45,936           --         64,091
Receivable for policy-related transactions........           --        854,556           --      118,035             --
                                                   ------------ -------------- ------------ ------------   ------------
   Total assets...................................  133,500,338  1,347,451,203  198,626,227  302,697,388    723,795,518
                                                   ------------ -------------- ------------ ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....           --        854,556           --      118,035             --
Payable for policy-related transactions...........       34,820             --       45,936           --         64,091
                                                   ------------ -------------- ------------ ------------   ------------
   Total liabilities..............................       34,820        854,556       45,936      118,035         64,091
                                                   ------------ -------------- ------------ ------------   ------------
NET ASSETS........................................ $133,465,518 $1,346,596,647 $198,580,291 $302,579,353   $723,731,427
                                                   ============ ============== ============ ============   ============

NET ASSETS:
Accumulation unit values.......................... $133,460,864 $1,346,578,377 $198,559,269 $302,571,172   $723,446,936
Retained by AXA Equitable in Separate Account
 No. 49...........................................        4,654         18,270       21,022        8,181        284,491
                                                   ------------ -------------- ------------ ------------   ------------
TOTAL NET ASSETS.................................. $133,465,518 $1,346,596,647 $198,580,291 $302,579,353   $723,731,427
                                                   ============ ============== ============ ============   ============

Investments in shares of the Portfolios, at cost.. $100,142,865 $  996,079,815 $133,326,608 $253,751,593   $729,613,041
The Portfolios shares held
   Class B........................................    8,934,651    129,827,412   15,297,370   26,337,444     73,180,892

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                          EQ/                         EQ/
                                                   ALLIANCEBERNSTEIN  EQ/CALVERT     COMMON
                                                       SMALL CAP       SOCIALLY      STOCK        EQ/CORE       EQ/EQUITY
                                                        GROWTH*      RESPONSIBLE*    INDEX*     BOND INDEX*     500 INDEX*
                                                   ----------------- ------------ ------------ -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................   $521,919,814    $73,752,840  $903,334,630 $1,665,058,473 $1,813,519,778
Receivable for shares of the Portfolios sold......        146,401             --       134,206        279,708             --
Receivable for policy-related transactions........             --         18,519            --             --         61,503
                                                     ------------    -----------  ------------ -------------- --------------
   Total assets...................................    522,066,215     73,771,359   903,468,836  1,665,338,181  1,813,581,281
                                                     ------------    -----------  ------------ -------------- --------------

LIABILITIES:
Payable for shares of the Portfolios purchased....             --         18,519            --             --         61,503
Payable for policy-related transactions...........        146,401             --       134,206        279,708             --
                                                     ------------    -----------  ------------ -------------- --------------
   Total liabilities..............................        146,401         18,519       134,206        279,708         61,503
                                                     ------------    -----------  ------------ -------------- --------------
NET ASSETS........................................   $521,919,814    $73,752,840  $903,334,630 $1,665,058,473 $1,813,519,778
                                                     ============    ===========  ============ ============== ==============

NET ASSETS:
Accumulation unit values..........................   $521,884,314    $73,694,661  $903,220,428 $1,664,879,638 $1,813,454,354
Retained by AXA Equitable in Separate Account
 No. 49...........................................         35,500         58,179       114,202        178,835         65,424
                                                     ------------    -----------  ------------ -------------- --------------
TOTAL NET ASSETS..................................   $521,919,814    $73,752,840  $903,334,630 $1,665,058,473 $1,813,519,778
                                                     ============    ===========  ============ ============== ==============

Investments in shares of the Portfolios, at cost..   $463,124,105    $55,708,303  $606,642,061 $1,664,130,305 $1,256,444,917
The Portfolios shares held
   Class B........................................     27,677,032      5,951,715    34,569,729    166,673,612     51,385,126

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                                   EQ/GAMCO       EQ/                      EQ/LARGE
                                                     EQ/GAMCO       SMALL     INTERMEDIATE      EQ/          CAP
                                                    MERGERS AND    COMPANY     GOVERNMENT  INTERNATIONAL    GROWTH
                                                   ACQUISITIONS*    VALUE*       BOND*     EQUITY INDEX*    INDEX*
                                                   ------------- ------------ ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $195,706,430  $996,250,516 $223,413,501 $639,944,904  $563,372,978
Receivable for shares of the Portfolios sold......       72,158       114,614           --      130,124       628,604
Receivable for policy-related transactions........           --            --      139,443           --            --
                                                   ------------  ------------ ------------ ------------  ------------
   Total assets...................................  195,778,588   996,365,130  223,552,944  640,075,028   564,001,582
                                                   ------------  ------------ ------------ ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....           --            --      139,443           --            --
Payable for policy-related transactions...........       72,158       114,614           --      130,124       628,604
                                                   ------------  ------------ ------------ ------------  ------------
   Total liabilities..............................       72,158       114,614      139,443      130,124       628,604
                                                   ------------  ------------ ------------ ------------  ------------
NET ASSETS........................................ $195,706,430  $996,250,516 $223,413,501 $639,944,904  $563,372,978
                                                   ============  ============ ============ ============  ============

NET ASSETS:
Accumulation unit values.......................... $195,609,220  $996,207,761 $223,408,095 $639,916,918  $563,284,178
Retained by AXA Equitable in Separate Account
 No. 49...........................................       97,210        42,755        5,406       27,986        88,800
                                                   ------------  ------------ ------------ ------------  ------------
TOTAL NET ASSETS.................................. $195,706,430  $996,250,516 $223,413,501 $639,944,904  $563,372,978
                                                   ============  ============ ============ ============  ============

Investments in shares of the Portfolios, at cost.. $194,163,928  $686,793,676 $222,014,638 $696,674,554  $465,944,644
The Portfolios shares held
   Class B........................................   15,212,437    17,894,855   21,800,752   73,651,462    46,263,562

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                                                              EQ/
                                                                                            MORGAN
                                                    EQ/LARGE                                STANLEY
                                                    CAP VALUE    EQ/MID CAP    EQ/MONEY     MID CAP      EQ/QUALITY
                                                     INDEX*        INDEX*      MARKET*      GROWTH*      BOND PLUS*
                                                   ------------ ------------ ------------ ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $466,998,234 $872,032,392 $452,807,014 $556,639,095 $1,287,995,000
Receivable for shares of the Portfolios sold......       62,247           --           --      417,104        684,179
Receivable for policy-related transactions........           --      128,309    1,276,622           --             --
                                                   ------------ ------------ ------------ ------------ --------------
   Total assets...................................  467,060,481  872,160,701  454,083,636  557,056,199  1,288,679,179
                                                   ------------ ------------ ------------ ------------ --------------

LIABILITIES:
Payable for shares of the Portfolios purchased....           --      120,862    1,276,622           --             --
Payable for policy-related transactions...........       62,247           --           --      417,104        684,179
                                                   ------------ ------------ ------------ ------------ --------------
   Total liabilities..............................       62,247      120,862    1,276,622      417,104        684,179
                                                   ------------ ------------ ------------ ------------ --------------
NET ASSETS........................................ $466,998,234 $872,039,839 $452,807,014 $556,639,095 $1,287,995,000
                                                   ============ ============ ============ ============ ==============

NET ASSETS:
Accumulation unit values.......................... $466,929,118 $872,005,195 $452,652,642 $556,622,659 $1,287,977,840
Retained by AXA Equitable in Separate Account
 No. 49...........................................       69,116       34,644      154,372       16,436         17,160
                                                   ------------ ------------ ------------ ------------ --------------
TOTAL NET ASSETS.................................. $466,998,234 $872,039,839 $452,807,014 $556,639,095 $1,287,995,000
                                                   ============ ============ ============ ============ ==============

Investments in shares of the Portfolios, at cost.. $355,982,199 $583,829,053 $452,807,432 $542,493,159 $1,276,572,652
The Portfolios shares held
   Class B........................................   55,027,931   65,618,043  452,804,636   31,538,164    151,406,441

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2014

                                                     EQ/SMALL
                                                     COMPANY    MULTIMANAGER
                                                      INDEX*    TECHNOLOGY*
                                                   ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $540,590,497 $494,926,060
Receivable for shares of the Portfolios sold......           --      653,666
Receivable for policy-related transactions........      102,570           --
                                                   ------------ ------------
   Total assets...................................  540,693,067  495,579,726
                                                   ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....      102,570           --
Payable for policy-related transactions...........           --      653,666
                                                   ------------ ------------
   Total liabilities..............................      102,570      653,666
                                                   ------------ ------------
NET ASSETS........................................ $540,590,497 $494,926,060
                                                   ============ ============

NET ASSETS:
Accumulation unit values.......................... $540,512,283 $494,849,199
Retained by AXA Equitable in Separate Account
 No. 49...........................................       78,214       76,861
                                                   ------------ ------------
TOTAL NET ASSETS.................................. $540,590,497 $494,926,060
                                                   ============ ============

Investments in shares of the Portfolios, at cost.. $453,593,811 $353,083,815
The Portfolios shares held
   Class B........................................   46,185,293   24,989,882

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY...................  0.95%          B          $12.16         37
AXA 400 MANAGED VOLATILITY...................  1.20%          B          $12.11      3,020
AXA 400 MANAGED VOLATILITY...................  1.25%          B          $12.10      2,650
AXA 400 MANAGED VOLATILITY...................  1.30%          B          $12.09      2,587
AXA 400 MANAGED VOLATILITY...................  1.35%          B          $12.08        316
AXA 400 MANAGED VOLATILITY...................  1.40%          B          $12.07      4,980
AXA 400 MANAGED VOLATILITY...................  1.50%          B          $12.05      3,832
AXA 400 MANAGED VOLATILITY...................  1.55%          B          $12.04      2,600
AXA 400 MANAGED VOLATILITY...................  1.60%          B          $12.03      1,818
AXA 400 MANAGED VOLATILITY...................  1.65%          B          $12.02      5,555
AXA 400 MANAGED VOLATILITY...................  1.70%          B          $12.01        772
AXA 400 MANAGED VOLATILITY...................  1.80%          B          $11.99          9
AXA 400 MANAGED VOLATILITY...................  1.90%          B          $11.97          2

AXA 2000 MANAGED VOLATILITY..................  0.95%          B          $12.35         36
AXA 2000 MANAGED VOLATILITY..................  1.20%          B          $12.29      4,526
AXA 2000 MANAGED VOLATILITY..................  1.25%          B          $12.28      6,300
AXA 2000 MANAGED VOLATILITY..................  1.30%          B          $12.27      4,027
AXA 2000 MANAGED VOLATILITY..................  1.35%          B          $12.26      2,138
AXA 2000 MANAGED VOLATILITY..................  1.40%          B          $12.25      5,760
AXA 2000 MANAGED VOLATILITY..................  1.50%          B          $12.23      8,218
AXA 2000 MANAGED VOLATILITY..................  1.55%          B          $12.22      4,717
AXA 2000 MANAGED VOLATILITY..................  1.60%          B          $12.21      2,668
AXA 2000 MANAGED VOLATILITY..................  1.65%          B          $12.20      8,614
AXA 2000 MANAGED VOLATILITY..................  1.70%          B          $12.19        887
AXA 2000 MANAGED VOLATILITY..................  1.80%          B          $12.17         32
AXA 2000 MANAGED VOLATILITY..................  1.90%          B          $12.15          7

AXA AGGRESSIVE ALLOCATION....................  0.95%          B          $16.03         35
AXA AGGRESSIVE ALLOCATION....................  1.15%          B          $15.68        619
AXA AGGRESSIVE ALLOCATION....................  1.20%          B          $15.60      2,369
AXA AGGRESSIVE ALLOCATION....................  1.25%          B          $17.20     13,660
AXA AGGRESSIVE ALLOCATION....................  1.30%          B          $16.28     39,289
AXA AGGRESSIVE ALLOCATION....................  1.35%          B          $15.34        939
AXA AGGRESSIVE ALLOCATION....................  1.40%          B          $15.26      2,699
AXA AGGRESSIVE ALLOCATION....................  1.50%          B          $16.72     14,052
AXA AGGRESSIVE ALLOCATION....................  1.55%          B          $15.00     28,636
AXA AGGRESSIVE ALLOCATION....................  1.60%          B          $14.92      1,355
AXA AGGRESSIVE ALLOCATION....................  1.65%          B          $16.43     60,365
AXA AGGRESSIVE ALLOCATION....................  1.70%          B          $16.34      4,910
AXA AGGRESSIVE ALLOCATION....................  1.90%          B          $14.43         41

AXA BALANCED STRATEGY........................  1.30%          B          $14.61     23,690
AXA BALANCED STRATEGY........................  1.55%          B          $14.40      5,621
AXA BALANCED STRATEGY........................  1.65%          B          $14.32      4,794
AXA BALANCED STRATEGY........................  1.70%          B          $14.28        319

AXA CONSERVATIVE ALLOCATION..................  1.15%          B          $12.67        426
AXA CONSERVATIVE ALLOCATION..................  1.20%          B          $12.60      3,172
AXA CONSERVATIVE ALLOCATION..................  1.25%          B          $13.14      8,239
AXA CONSERVATIVE ALLOCATION..................  1.30%          B          $13.06     18,363

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION..................  1.35%          B         $ 12.39      1,457
AXA CONSERVATIVE ALLOCATION..................  1.40%          B         $ 12.32      5,993
AXA CONSERVATIVE ALLOCATION..................  1.50%          B         $ 12.77     13,848
AXA CONSERVATIVE ALLOCATION..................  1.55%          B         $ 12.12     16,844
AXA CONSERVATIVE ALLOCATION..................  1.60%          B         $ 12.05      3,196
AXA CONSERVATIVE ALLOCATION..................  1.65%          B         $ 12.55     30,350
AXA CONSERVATIVE ALLOCATION..................  1.70%          B         $ 12.48      3,498
AXA CONSERVATIVE ALLOCATION..................  1.80%          B         $ 11.79         45

AXA CONSERVATIVE GROWTH STRATEGY.............  1.30%          B         $ 13.82      8,544
AXA CONSERVATIVE GROWTH STRATEGY.............  1.55%          B         $ 13.62      3,124
AXA CONSERVATIVE GROWTH STRATEGY.............  1.65%          B         $ 13.55      3,243
AXA CONSERVATIVE GROWTH STRATEGY.............  1.70%          B         $ 13.51        210

AXA CONSERVATIVE STRATEGY....................  1.30%          B         $ 12.06      5,608
AXA CONSERVATIVE STRATEGY....................  1.55%          B         $ 11.89      2,062
AXA CONSERVATIVE STRATEGY....................  1.65%          B         $ 11.82      1,987
AXA CONSERVATIVE STRATEGY....................  1.70%          B         $ 11.79        251

AXA CONSERVATIVE-PLUS ALLOCATION.............  1.15%          B         $ 13.40        333
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.20%          B         $ 13.32      2,616
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.25%          B         $ 14.12     10,193
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.30%          B         $ 14.04     17,404
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.35%          B         $ 13.10        782
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.40%          B         $ 13.03      4,029
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.50%          B         $ 13.72     13,766
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.55%          B         $ 12.82     14,883
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.60%          B         $ 12.75      2,071
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.65%          B         $ 13.49     28,568
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.70%          B         $ 13.41      3,128
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.80%          B         $ 12.47          2
AXA CONSERVATIVE-PLUS ALLOCATION.............  1.90%          B         $ 12.33         22

AXA GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%          B         $ 23.07         18
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%          B         $ 22.08      2,037
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%          B         $ 28.66      4,154
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%          B         $ 28.40      5,872
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.35%          B         $ 21.50      1,036
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.40%          B         $ 21.31      3,879
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.50%          B         $ 27.85      6,612
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.55%          B         $ 20.76      7,518
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.60%          B         $ 20.57      1,283
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.65%          B         $ 27.37      8,549
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.70%          B         $ 20.22      1,216
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.80%          B         $ 19.86         27
AXA GLOBAL EQUITY MANAGED VOLATILITY.........  1.90%          B         $ 19.51          2

AXA GROWTH STRATEGY..........................  1.30%          B         $ 16.61     26,055
AXA GROWTH STRATEGY..........................  1.55%          B         $ 16.37      9,714
AXA GROWTH STRATEGY..........................  1.65%          B         $ 16.28     11,607
AXA GROWTH STRATEGY..........................  1.70%          B         $ 16.23        589

AXA INTERNATIONAL CORE MANAGED VOLATILITY....  0.95%          B         $ 13.88         18
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.20%          B         $ 13.34      5,179
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.25%          B         $ 15.45      8,492
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.30%          B         $ 15.33     10,461

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.35%          B          $13.02      1,327
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.40%          B          $12.92      7,375
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.50%          B          $15.02      9,924
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.55%          B          $12.62     11,444
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.60%          B          $12.52      4,261
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.65%          B          $14.76     17,887
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.70%          B          $12.32      2,384
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.80%          B          $12.12         22
AXA INTERNATIONAL CORE MANAGED VOLATILITY....  1.90%          B          $11.93          2

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  0.95%          B          $20.88          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.20%          B          $19.97      1,766
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.25%          B          $15.52      3,641
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.30%          B          $15.38      3,651
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.35%          B          $19.44      2,142
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.40%          B          $19.27      2,279
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.50%          B          $15.08      4,871
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.55%          B          $18.76      3,723
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.60%          B          $18.59      1,168
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.65%          B          $14.82      6,344
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.70%          B          $18.26        708
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.80%          B          $17.93         20
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  1.90%          B          $17.61          4

AXA LARGE CAP CORE MANAGED VOLATILITY........  0.95%          B          $15.38         39
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.20%          B          $14.77     10,955
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.25%          B          $18.87      9,572
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.30%          B          $18.72      9,944
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.35%          B          $14.41      7,263
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.40%          B          $14.29     13,288
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.50%          B          $18.34     10,132
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.55%          B          $13.95     13,463
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.60%          B          $13.84     10,725
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.65%          B          $18.03     21,602
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.70%          B          $13.62      3,196
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.80%          B          $13.39         80
AXA LARGE CAP CORE MANAGED VOLATILITY........  1.90%          B          $13.18         13

AXA LARGE CAP GROWTH MANAGED VOLATILITY......  0.95%          B          $26.41         14
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.20%          B          $25.25      9,484
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.25%          B          $21.46     17,030
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          B          $21.26     19,370
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.35%          B          $24.58      5,019
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.40%          B          $24.37     14,644
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.50%          B          $20.85     23,973
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          B          $23.72     17,631
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.60%          B          $23.51      7,000
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          B          $20.49     34,778
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          B          $23.09      3,163
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.80%          B          $22.68         49
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.90%          B          $22.27         15

AXA LARGE CAP VALUE MANAGED VOLATILITY.......  0.95%          B          $20.70         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.20%          B          $19.83     14,333
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.25%          B          $16.61     21,889

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          B          $16.47      20,281
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.35%          B          $19.32       7,338
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.40%          B          $19.16      21,324
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.50%          B          $16.14      30,232
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          B          $18.67      18,475
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.60%          B          $18.51       9,892
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          B          $15.87      35,222
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          B          $18.19       3,718
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.80%          B          $17.88         138
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.90%          B          $17.57          38

AXA MID CAP VALUE MANAGED VOLATILITY.........  0.95%          B          $26.52           6
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.20%          B          $25.36       4,325
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.25%          B          $22.29       8,223
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          B          $22.08       7,044
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.35%          B          $24.69         594
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.40%          B          $24.47       6,670
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.50%          B          $21.66      11,663
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          B          $23.82       6,545
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.60%          B          $23.61       2,753
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          B          $21.29      13,663
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          B          $23.19       1,535
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.80%          B          $22.78          23
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.90%          B          $22.37           8

AXA MODERATE ALLOCATION......................  0.95%          B          $64.13          --
AXA MODERATE ALLOCATION......................  1.15%          B          $60.48         324
AXA MODERATE ALLOCATION......................  1.20%          B          $59.60       2,711
AXA MODERATE ALLOCATION......................  1.25%          B          $14.71      41,293
AXA MODERATE ALLOCATION......................  1.30%          B          $14.55      83,289
AXA MODERATE ALLOCATION......................  1.35%          B          $57.04         851
AXA MODERATE ALLOCATION......................  1.40%          B          $56.21       4,846
AXA MODERATE ALLOCATION......................  1.50%          B          $14.30      54,629
AXA MODERATE ALLOCATION......................  1.55%          B          $53.79      15,421
AXA MODERATE ALLOCATION......................  1.60%          B          $53.00       2,101
AXA MODERATE ALLOCATION......................  1.65%          B          $14.05     121,461
AXA MODERATE ALLOCATION......................  1.70%          B          $51.47       2,798
AXA MODERATE ALLOCATION......................  1.80%          B          $49.97          27
AXA MODERATE ALLOCATION......................  1.90%          B          $48.52           1

AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $15.87      35,719
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $15.65      12,452
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $15.56      10,597
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $15.51         627

AXA MODERATE-PLUS ALLOCATION.................  0.95%          B          $15.41           1
AXA MODERATE-PLUS ALLOCATION.................  1.15%          B          $15.08       1,776
AXA MODERATE-PLUS ALLOCATION.................  1.20%          B          $15.00       8,339
AXA MODERATE-PLUS ALLOCATION.................  1.25%          B          $16.51      57,084
AXA MODERATE-PLUS ALLOCATION.................  1.30%          B          $16.41     110,962
AXA MODERATE-PLUS ALLOCATION.................  1.35%          B          $14.75       2,853
AXA MODERATE-PLUS ALLOCATION.................  1.40%          B          $14.67      13,234
AXA MODERATE-PLUS ALLOCATION.................  1.50%          B          $16.04      63,462
AXA MODERATE-PLUS ALLOCATION.................  1.55%          B          $14.43      91,618
AXA MODERATE-PLUS ALLOCATION.................  1.60%          B          $14.35       5,264

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.................  1.65%          B          $15.76     200,647
AXA MODERATE-PLUS ALLOCATION.................  1.70%          B          $15.67      17,113
AXA MODERATE-PLUS ALLOCATION.................  1.80%          B          $14.03          39

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  0.95%          B          $13.25           1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.20%          B          $12.97       2,592
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.25%          B          $12.92       5,768
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.30%          B          $12.87       9,683
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.35%          B          $12.81         802
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.40%          B          $12.76       4,207
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.50%          B          $12.65       8,562
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.55%          B          $12.60       9,704
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.60%          B          $12.54       1,866
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.65%          B          $12.49      21,297
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.70%          B          $12.44       2,227
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....  1.80%          B          $12.33           7

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.20%          B          $14.05         238
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.25%          B          $13.99         414
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.30%          B          $13.94       2,549
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.35%          B          $13.88          64
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.40%          B          $13.82         326
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.50%          B          $13.70         606
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.55%          B          $13.64       1,661
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.60%          B          $13.59         125
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.65%          B          $13.53       3,403
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.70%          B          $13.47         348
AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................  1.80%          B          $13.36          --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.15%          B          $11.21         596
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.20%          B          $11.17       1,032
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.25%          B          $11.12       3,754
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.30%          B          $11.08      34,062
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.35%          B          $11.04         496
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.40%          B          $11.00       2,023
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.50%          B          $10.91       5,298
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.55%          B          $10.87      20,306
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.60%          B          $10.83       1,274
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.65%          B          $10.79      50,920
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.70%          B          $10.74       3,709
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY..................................  1.80%          B          $10.66           4

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  0.95%          B          $13.55           1
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.20%          B          $13.27         378
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.25%          B          $13.21       1,243
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.30%          B          $13.15       3,146
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.35%          B          $13.10         106
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.40%          B          $13.04         559
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.50%          B          $12.93       1,085
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.55%          B          $12.88       2,110
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.60%          B          $12.83         236
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.65%          B          $12.77       5,906
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.70%          B          $12.72         581
AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY..................................  1.80%          B          $12.61          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  0.95%          B         $ 11.89          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.20%          B         $ 11.64      1,023
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.25%          B         $ 11.59      2,118
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          B         $ 11.54      4,830
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.35%          B         $ 11.50        170
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.40%          B         $ 11.45      1,350
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.50%          B         $ 11.35      2,760
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          B         $ 11.30      3,280
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.60%          B         $ 11.26        617
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          B         $ 11.21      8,765
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          B         $ 11.16      1,730
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.80%          B         $ 11.07          2

EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  0.95%          B         $  9.74         --
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.20%          B         $  9.70      2,255
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.25%          B         $  9.69      7,937
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.30%          B         $  9.68     10,553
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.35%          B         $  9.67      1,036
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.40%          B         $  9.67      4,640
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.50%          B         $  9.65     11,642
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.55%          B         $  9.64      9,550
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.60%          B         $  9.63      2,517
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.65%          B         $  9.63     22,748
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.70%          B         $  9.62      2,048
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.80%          B         $  9.60         16
EQ/ALLIANCEBERNSTEIN SHORT DURATION
 GOVERNMENT BOND.............................  1.90%          B         $  9.59         13

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  0.95%          B         $ 33.59          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.20%          B         $ 32.12      1,188
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.25%          B         $ 24.93      2,141
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.30%          B         $ 24.70      2,458
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.35%          B         $ 31.27        985
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.40%          B         $ 30.99      2,016
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.50%          B         $ 24.22      3,279
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.55%          B         $ 30.17      2,287
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.60%          B         $ 29.90        849
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.65%          B         $ 23.81      3,676
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.70%          B         $ 29.37        497
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.80%          B         $ 28.85          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........  1.90%          B         $ 28.33          1

EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.20%          B         $ 13.41        338
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.25%          B         $ 17.51        583
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.30%          B         $ 17.38        532
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.35%          B         $ 13.10        123
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.40%          B         $ 13.00        527
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.50%          B         $ 17.02        782
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.55%          B         $ 12.70        745
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.60%          B         $ 12.60        184
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.65%          B         $ 16.73        834
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.70%          B         $ 12.41        176
EQ/CALVERT SOCIALLY RESPONSIBLE..............  1.80%          B         $ 12.22          1

EQ/COMMON STOCK INDEX........................  0.95%          B         $418.39         --
EQ/COMMON STOCK INDEX........................  1.20%          B         $379.18        169

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX........................  1.25%          B         $ 18.72      5,410
EQ/COMMON STOCK INDEX........................  1.30%          B         $ 18.34      4,508
EQ/COMMON STOCK INDEX........................  1.35%          B         $357.42        270
EQ/COMMON STOCK INDEX........................  1.40%          B         $350.43        280
EQ/COMMON STOCK INDEX........................  1.50%          B         $ 18.19      9,575
EQ/COMMON STOCK INDEX........................  1.55%          B         $330.28        334
EQ/COMMON STOCK INDEX........................  1.60%          B         $323.83        142
EQ/COMMON STOCK INDEX........................  1.65%          B         $ 17.88      6,573
EQ/COMMON STOCK INDEX........................  1.70%          B         $311.29         38
EQ/COMMON STOCK INDEX........................  1.80%          B         $299.19          1
EQ/COMMON STOCK INDEX........................  1.90%          B         $287.57          1

EQ/CORE BOND INDEX...........................  0.65%          B         $ 10.44         12
EQ/CORE BOND INDEX...........................  0.95%          B         $ 15.30          7
EQ/CORE BOND INDEX...........................  1.20%          B         $ 14.66      8,942
EQ/CORE BOND INDEX...........................  1.25%          B         $ 10.17        556
EQ/CORE BOND INDEX...........................  1.25%          B         $ 10.94     16,833
EQ/CORE BOND INDEX...........................  1.30%          B         $ 10.85     17,759
EQ/CORE BOND INDEX...........................  1.35%          B         $ 14.28      3,767
EQ/CORE BOND INDEX...........................  1.40%          B         $ 14.16     13,706
EQ/CORE BOND INDEX...........................  1.50%          B         $ 10.63     24,705
EQ/CORE BOND INDEX...........................  1.55%          B         $ 13.80     15,513
EQ/CORE BOND INDEX...........................  1.60%          B         $ 13.68      6,561
EQ/CORE BOND INDEX...........................  1.65%          B         $  9.76         29
EQ/CORE BOND INDEX...........................  1.65%          B         $ 10.45     28,609
EQ/CORE BOND INDEX...........................  1.70%          B         $ 13.45      2,721
EQ/CORE BOND INDEX...........................  1.80%          B         $ 13.21         65
EQ/CORE BOND INDEX...........................  1.90%          B         $ 12.99         16

EQ/EQUITY 500 INDEX..........................  0.65%          B         $ 18.69         66
EQ/EQUITY 500 INDEX..........................  0.95%          B         $ 48.14          2
EQ/EQUITY 500 INDEX..........................  1.20%          B         $ 45.67      3,447
EQ/EQUITY 500 INDEX..........................  1.25%          B         $ 18.22      1,470
EQ/EQUITY 500 INDEX..........................  1.25%          B         $ 20.45      8,823
EQ/EQUITY 500 INDEX..........................  1.30%          B         $ 20.23      9,607
EQ/EQUITY 500 INDEX..........................  1.35%          B         $ 44.25      1,873
EQ/EQUITY 500 INDEX..........................  1.40%          B         $ 43.78      4,835
EQ/EQUITY 500 INDEX..........................  1.50%          B         $ 19.87     11,046
EQ/EQUITY 500 INDEX..........................  1.55%          B         $ 42.42      4,461
EQ/EQUITY 500 INDEX..........................  1.60%          B         $ 41.97      2,724
EQ/EQUITY 500 INDEX..........................  1.65%          B         $ 14.32        134
EQ/EQUITY 500 INDEX..........................  1.65%          B         $ 19.54     18,268
EQ/EQUITY 500 INDEX..........................  1.70%          B         $ 41.09      1,794
EQ/EQUITY 500 INDEX..........................  1.80%          B         $ 40.23         67
EQ/EQUITY 500 INDEX..........................  1.90%          B         $ 39.38          6

EQ/GAMCO MERGERS AND ACQUISITIONS............  1.20%          B         $ 14.51        578
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.25%          B         $ 14.44      1,575
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.30%          B         $ 14.11      2,168
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.35%          B         $ 14.30        131
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.40%          B         $ 14.23      1,053
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.50%          B         $ 14.09      2,161
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.55%          B         $ 14.02      2,118
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.60%          B         $ 13.95        240

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.65%          B          $13.88      3,592
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.70%          B          $13.82        264
EQ/GAMCO MERGERS AND ACQUISITIONS............  1.80%          B          $13.68          2

EQ/GAMCO SMALL COMPANY VALUE.................  0.95%          B          $63.65         --
EQ/GAMCO SMALL COMPANY VALUE.................  1.20%          B          $59.53        664
EQ/GAMCO SMALL COMPANY VALUE.................  1.25%          B          $58.74      1,937
EQ/GAMCO SMALL COMPANY VALUE.................  1.30%          B          $89.88      1,937
EQ/GAMCO SMALL COMPANY VALUE.................  1.35%          B          $57.19        231
EQ/GAMCO SMALL COMPANY VALUE.................  1.40%          B          $56.43      1,310
EQ/GAMCO SMALL COMPANY VALUE.................  1.50%          B          $54.94      3,096
EQ/GAMCO SMALL COMPANY VALUE.................  1.55%          B          $54.21      3,149
EQ/GAMCO SMALL COMPANY VALUE.................  1.60%          B          $53.48        302
EQ/GAMCO SMALL COMPANY VALUE.................  1.65%          B          $52.77      3,661
EQ/GAMCO SMALL COMPANY VALUE.................  1.70%          B          $52.07        594
EQ/GAMCO SMALL COMPANY VALUE.................  1.80%          B          $50.68          6
EQ/GAMCO SMALL COMPANY VALUE.................  1.90%          B          $49.34          6

EQ/INTERMEDIATE GOVERNMENT BOND..............  1.20%          B          $21.09      1,020
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.25%          B          $11.21      1,349
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.30%          B          $11.07      3,611
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.35%          B          $20.34        251
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.40%          B          $20.10      1,581
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.50%          B          $10.89      1,946
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.55%          B          $19.39      1,768
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.60%          B          $19.16        684
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.65%          B          $10.71      3,412
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.70%          B          $18.70        255
EQ/INTERMEDIATE GOVERNMENT BOND..............  1.90%          B          $17.82          1

EQ/INTERNATIONAL EQUITY INDEX................  0.95%          B          $15.21          3
EQ/INTERNATIONAL EQUITY INDEX................  1.20%          B          $14.47      2,845
EQ/INTERNATIONAL EQUITY INDEX................  1.25%          B          $13.95      5,857
EQ/INTERNATIONAL EQUITY INDEX................  1.30%          B          $13.81      6,509
EQ/INTERNATIONAL EQUITY INDEX................  1.35%          B          $14.04        842
EQ/INTERNATIONAL EQUITY INDEX................  1.40%          B          $13.90      4,037
EQ/INTERNATIONAL EQUITY INDEX................  1.50%          B          $13.56      7,206
EQ/INTERNATIONAL EQUITY INDEX................  1.55%          B          $13.49      5,713
EQ/INTERNATIONAL EQUITY INDEX................  1.60%          B          $13.36      1,556
EQ/INTERNATIONAL EQUITY INDEX................  1.65%          B          $13.33     10,072
EQ/INTERNATIONAL EQUITY INDEX................  1.70%          B          $13.09      2,215
EQ/INTERNATIONAL EQUITY INDEX................  1.80%          B          $12.83         17
EQ/INTERNATIONAL EQUITY INDEX................  1.90%          B          $12.58          5

EQ/LARGE CAP GROWTH INDEX....................  0.95%          B          $13.39         11
EQ/LARGE CAP GROWTH INDEX....................  1.20%          B          $12.86      2,503
EQ/LARGE CAP GROWTH INDEX....................  1.25%          B          $22.38      2,578
EQ/LARGE CAP GROWTH INDEX....................  1.30%          B          $22.20      2,957
EQ/LARGE CAP GROWTH INDEX....................  1.35%          B          $12.56      1,923
EQ/LARGE CAP GROWTH INDEX....................  1.40%          B          $12.46      4,374
EQ/LARGE CAP GROWTH INDEX....................  1.50%          B          $21.75      3,292
EQ/LARGE CAP GROWTH INDEX....................  1.55%          B          $12.17      6,916
EQ/LARGE CAP GROWTH INDEX....................  1.60%          B          $12.07      3,391
EQ/LARGE CAP GROWTH INDEX....................  1.65%          B          $21.38      5,255
EQ/LARGE CAP GROWTH INDEX....................  1.70%          B          $11.88      1,588

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX....................  1.80%          B          $11.69          72
EQ/LARGE CAP GROWTH INDEX....................  1.90%          B          $11.51          13

EQ/LARGE CAP VALUE INDEX.....................  0.95%          B          $10.00           3
EQ/LARGE CAP VALUE INDEX.....................  1.20%          B          $ 9.77       1,623
EQ/LARGE CAP VALUE INDEX.....................  1.25%          B          $ 9.73       5,723
EQ/LARGE CAP VALUE INDEX.....................  1.30%          B          $ 9.68       7,885
EQ/LARGE CAP VALUE INDEX.....................  1.35%          B          $ 9.78         498
EQ/LARGE CAP VALUE INDEX.....................  1.40%          B          $ 9.59       2,504
EQ/LARGE CAP VALUE INDEX.....................  1.50%          B          $ 9.50       6,530
EQ/LARGE CAP VALUE INDEX.....................  1.55%          B          $ 9.46       6,368
EQ/LARGE CAP VALUE INDEX.....................  1.60%          B          $ 9.41         911
EQ/LARGE CAP VALUE INDEX.....................  1.65%          B          $ 9.37      13,892
EQ/LARGE CAP VALUE INDEX.....................  1.70%          B          $ 9.32       3,122
EQ/LARGE CAP VALUE INDEX.....................  1.80%          B          $ 9.24           8

EQ/MID CAP INDEX.............................  0.95%          B          $18.94           2
EQ/MID CAP INDEX.............................  1.20%          B          $18.27       4,246
EQ/MID CAP INDEX.............................  1.25%          B          $21.08       5,130
EQ/MID CAP INDEX.............................  1.30%          B          $20.93       4,545
EQ/MID CAP INDEX.............................  1.35%          B          $17.88         540
EQ/MID CAP INDEX.............................  1.40%          B          $17.75       5,681
EQ/MID CAP INDEX.............................  1.50%          B          $20.48       6,382
EQ/MID CAP INDEX.............................  1.55%          B          $17.36       5,843
EQ/MID CAP INDEX.............................  1.60%          B          $17.24       2,501
EQ/MID CAP INDEX.............................  1.65%          B          $20.13       8,742
EQ/MID CAP INDEX.............................  1.70%          B          $16.99       1,709
EQ/MID CAP INDEX.............................  1.80%          B          $16.74          19
EQ/MID CAP INDEX.............................  1.90%          B          $16.50           3

EQ/MONEY MARKET..............................  0.00%          B          $44.43          14
EQ/MONEY MARKET++............................  0.65%          B          $ 1.00       3,746
EQ/MONEY MARKET..............................  0.95%          B          $32.29           1
EQ/MONEY MARKET..............................  1.15%          B          $30.18          30
EQ/MONEY MARKET..............................  1.20%          B          $29.67         629
EQ/MONEY MARKET++............................  1.25%          B          $ 1.00     109,431
EQ/MONEY MARKET..............................  1.25%          B          $10.04       2,905
EQ/MONEY MARKET..............................  1.30%          B          $ 9.86       3,394
EQ/MONEY MARKET..............................  1.35%          B          $28.20         819
EQ/MONEY MARKET..............................  1.40%          B          $27.72       1,190
EQ/MONEY MARKET..............................  1.50%          B          $ 9.75       5,464
EQ/MONEY MARKET..............................  1.55%          B          $26.35       1,838
EQ/MONEY MARKET..............................  1.55%          B          $29.40           4
EQ/MONEY MARKET..............................  1.60%          B          $25.91         920
EQ/MONEY MARKET++............................  1.65%          B          $ 1.00      11,617
EQ/MONEY MARKET..............................  1.65%          B          $ 9.59       5,684
EQ/MONEY MARKET..............................  1.70%          B          $25.04         350
EQ/MONEY MARKET..............................  1.80%          B          $24.20           4
EQ/MONEY MARKET..............................  1.90%          B          $23.39          --

EQ/MORGAN STANLEY MID CAP GROWTH.............  0.95%          B          $23.01           7
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.20%          B          $22.46         914
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.25%          B          $22.35       2,825
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.30%          B          $22.24       4,045
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.35%          B          $22.13         305

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2014

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.40%          B          $22.02      1,642
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.50%          B          $21.81      3,880
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.55%          B          $21.70      4,410
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.60%          B          $21.60        411
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.65%          B          $21.49      6,229
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.70%          B          $21.38        786
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.80%          B          $21.18          4
EQ/MORGAN STANLEY MID CAP GROWTH.............  1.90%          B          $20.97         --

EQ/QUALITY BOND PLUS.........................  1.20%          B          $17.45      5,684
EQ/QUALITY BOND PLUS.........................  1.25%          B          $11.23     11,206
EQ/QUALITY BOND PLUS.........................  1.30%          B          $11.11     18,009
EQ/QUALITY BOND PLUS.........................  1.35%          B          $16.90        743
EQ/QUALITY BOND PLUS.........................  1.40%          B          $16.72      9,798
EQ/QUALITY BOND PLUS.........................  1.50%          B          $10.92     16,341
EQ/QUALITY BOND PLUS.........................  1.55%          B          $16.19     11,420
EQ/QUALITY BOND PLUS.........................  1.60%          B          $16.01      3,301
EQ/QUALITY BOND PLUS.........................  1.65%          B          $10.73     21,984
EQ/QUALITY BOND PLUS.........................  1.70%          B          $15.67      2,174
EQ/QUALITY BOND PLUS.........................  1.80%          B          $15.34         19
EQ/QUALITY BOND PLUS.........................  1.90%          B          $15.01          3

EQ/SMALL COMPANY INDEX.......................  0.95%          B          $27.02          5
EQ/SMALL COMPANY INDEX.......................  1.20%          B          $25.88      1,353
EQ/SMALL COMPANY INDEX.......................  1.25%          B          $22.13      2,608
EQ/SMALL COMPANY INDEX.......................  1.30%          B          $21.94      3,761
EQ/SMALL COMPANY INDEX.......................  1.35%          B          $25.22        517
EQ/SMALL COMPANY INDEX.......................  1.40%          B          $25.00      2,182
EQ/SMALL COMPANY INDEX.......................  1.50%          B          $21.50      3,165
EQ/SMALL COMPANY INDEX.......................  1.55%          B          $24.36      3,300
EQ/SMALL COMPANY INDEX.......................  1.60%          B          $24.15        881
EQ/SMALL COMPANY INDEX.......................  1.65%          B          $21.14      5,191
EQ/SMALL COMPANY INDEX.......................  1.70%          B          $23.74        761
EQ/SMALL COMPANY INDEX.......................  1.80%          B          $23.33          4
EQ/SMALL COMPANY INDEX.......................  1.90%          B          $22.93          2

MULTIMANAGER TECHNOLOGY......................  0.95%          B          $19.43         16
MULTIMANAGER TECHNOLOGY......................  1.20%          B          $18.80      1,440
MULTIMANAGER TECHNOLOGY......................  1.25%          B          $21.84      2,096
MULTIMANAGER TECHNOLOGY......................  1.30%          B          $21.70      2,863
MULTIMANAGER TECHNOLOGY......................  1.35%          B          $18.43        354
MULTIMANAGER TECHNOLOGY......................  1.40%          B          $18.31      3,162
MULTIMANAGER TECHNOLOGY......................  1.50%          B          $21.23      4,107
MULTIMANAGER TECHNOLOGY......................  1.55%          B          $17.95      4,189
MULTIMANAGER TECHNOLOGY......................  1.60%          B          $17.84      1,265
MULTIMANAGER TECHNOLOGY......................  1.65%          B          $20.86      4,847
MULTIMANAGER TECHNOLOGY......................  1.70%          B          $17.60        503
MULTIMANAGER TECHNOLOGY......................  1.80%          B          $17.37         12

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.
++This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates. In 2014, the contract charges were 0.00%.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                                               AXA 400 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                 VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*     ALLOCATION*
                                               --------------- ---------------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $ 1,329,471     $   849,623    $  42,778,364  $ 5,474,460    $ 11,479,181
 Expenses:
   Asset-based charges........................     5,036,982       8,746,682       42,268,485    7,152,098      21,325,487
                                                 -----------     -----------    -------------  -----------    ------------

NET INVESTMENT INCOME (LOSS)..................    (3,707,511)     (7,897,059)         509,879   (1,677,638)     (9,846,306)
                                                 -----------     -----------    -------------  -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     4,438,139       1,478,478       31,432,632    9,988,482         803,265
   Net realized gain distribution from the
    Portfolios................................    15,710,177      28,404,853      244,689,316    8,838,221      39,877,361
                                                 -----------     -----------    -------------  -----------    ------------
 Net realized gain (loss) on investments......    20,148,316      29,883,331      276,121,948   18,826,703      40,680,626
                                                 -----------     -----------    -------------  -----------    ------------

 Net change in unrealized appreciation
   (depreciation) of investments..............     7,700,904      (8,885,386)    (192,172,898)  (2,465,702)    (14,909,120)
                                                 -----------     -----------    -------------  -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................    27,849,220      20,997,945       83,949,050   16,361,001      25,771,506
                                                 -----------     -----------    -------------  -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $24,141,709     $13,100,886    $  84,458,929  $14,683,363    $ 15,925,200
                                                 ===========     ===========    =============  ===========    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                   AXA GLOBAL EQUITY
                                               AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-      MANAGED       AXA GROWTH
                                               GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*     VOLATILITY*     STRATEGY*
                                               ---------------- ---------------- ----------------- ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $ 2,065,837       $  906,896      $ 13,341,157      $ 10,596,014    $10,452,765
 Expenses:
   Asset-based charges........................     3,110,386        1,844,690        21,080,622        16,907,235     11,524,712
                                                 -----------       ----------      ------------      ------------    -----------

NET INVESTMENT INCOME (LOSS)..................    (1,044,549)        (937,794)       (7,739,465)       (6,311,221)    (1,071,947)
                                                 -----------       ----------      ------------      ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     4,480,443        1,635,182        38,119,908        38,693,540     19,625,681
   Net realized gain distribution from the
    Portfolios................................     2,959,775          959,876        54,362,425                --     18,385,583
                                                 -----------       ----------      ------------      ------------    -----------
 Net realized gain (loss) on investments......     7,440,218        2,595,058        92,482,333        38,693,540     38,011,264
                                                 -----------       ----------      ------------      ------------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............    (1,480,558)        (142,103)      (62,067,223)      (28,835,777)    (5,309,396)
                                                 -----------       ----------      ------------      ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     5,959,660        2,452,955        30,415,110         9,857,763     32,701,868
                                                 -----------       ----------      ------------      ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $ 4,915,111       $1,515,161      $ 22,675,645      $  3,546,542    $31,629,921
                                                 ===========       ==========      ============      ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                         AXA INTERNATIONAL AXA INTERNATIONAL                                          AXA LARGE CAP
                           CORE MANAGED      VALUE MANAGED   AXA LARGE CAP CORE  AXA LARGE CAP GROWTH VALUE MANAGED
                            VOLATILITY*       VOLATILITY*    MANAGED VOLATILITY* MANAGED VOLATILITY*   VOLATILITY*
                         ----------------- ----------------- ------------------- -------------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios..........   $ 15,649,186      $  8,896,946       $ 16,099,800         $  6,300,318     $ 41,844,740
 Expenses:
   Asset-based charges..     18,506,526         8,312,660         26,214,133           50,076,310       46,748,116
                           ------------      ------------       ------------         ------------     ------------

NET INVESTMENT INCOME
 (LOSS).................     (2,857,340)          584,286        (10,114,333)         (43,775,992)      (4,903,376)
                           ------------      ------------       ------------         ------------     ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain
    (loss) on
    investments.........       (994,461)       (9,870,747)        40,984,599          147,544,541       28,049,136
   Net realized gain
    distribution from
    the Portfolios......             --                --         70,864,897                   --               --
                           ------------      ------------       ------------         ------------     ------------
 Net realized gain
   (loss) on
   investments..........       (994,461)       (9,870,747)       111,849,496          147,544,541       28,049,136
                           ------------      ------------       ------------         ------------     ------------

 Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........    (88,077,366)      (38,505,228)        66,871,675          201,359,018      298,912,370
                           ------------      ------------       ------------         ------------     ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..    (89,071,827)      (48,375,975)       178,721,171          348,903,559      326,961,506
                           ------------      ------------       ------------         ------------     ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............   $(91,929,167)     $(47,791,689)      $168,606,838         $305,127,567     $322,058,130
                           ============      ============       ============         ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                                 AXA/FRANKLIN
                                               AXA MID CAP VALUE                                                   BALANCED
                                                    MANAGED      AXA MODERATE    AXA MODERATE    AXA MODERATE-     MANAGED
                                                  VOLATILITY*    ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* VOLATILITY*
                                               ----------------- ------------  ---------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $  8,164,070    $ 64,945,707    $11,142,699     $ 118,264,275   $19,056,452
 Expenses:
   Asset-based charges........................     21,149,914      92,197,045     13,600,580       140,594,542    11,959,255
                                                 ------------    ------------    -----------     -------------   -----------

NET INVESTMENT INCOME (LOSS)..................    (12,985,844)    (27,251,338)    (2,457,881)      (22,330,267)    7,097,197
                                                 ------------    ------------    -----------     -------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     55,994,494     (68,166,238)    19,572,166      (154,321,427)   32,425,584
   Net realized gain distribution from the
    Portfolios................................             --     268,985,715     20,715,928       622,241,868            --
                                                 ------------    ------------    -----------     -------------   -----------
 Net realized gain (loss) on investments......     55,994,494     200,819,477     40,288,094       467,920,441    32,425,584
                                                 ------------    ------------    -----------     -------------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............     83,771,879     (81,564,491)    (5,127,775)     (245,575,235)   (5,857,167)
                                                 ------------    ------------    -----------     -------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................    139,766,373     119,254,986     35,160,319       222,345,206    26,568,417
                                                 ------------    ------------    -----------     -------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $126,780,529    $ 92,003,648    $32,702,438     $ 200,014,939   $33,665,614
                                                 ============    ============    ===========     =============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                               AXA/FRANKLIN
                                                AXA/FRANKLIN    TEMPLETON   AXA/MUTUAL LARGE AXA/TEMPLETON
                                               SMALL CAP VALUE  ALLOCATION     CAP EQUITY    GLOBAL EQUITY EQ/ALLIANCEBERNSTEIN
                                                   MANAGED       MANAGED        MANAGED         MANAGED       SHORT DURATION
                                                 VOLATILITY*   VOLATILITY*    VOLATILITY*     VOLATILITY*    GOVERNMENT BOND*
                                               --------------- ------------ ---------------- ------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $     20,669   $22,410,335    $ 3,543,945    $  4,269,601      $         --
 Expenses:
   Asset-based charges........................     2,110,729    20,729,290      3,027,345       4,610,880        11,810,879
                                                ------------   -----------    -----------    ------------      ------------

NET INVESTMENT INCOME (LOSS)..................    (2,090,060)    1,681,045        516,600        (341,279)      (11,810,879)
                                                ------------   -----------    -----------    ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....    15,197,258    41,897,246      7,928,189      10,094,676        (1,002,141)
   Net realized gain distribution from the
    Portfolios................................            --     4,691,128             --              --                --
                                                ------------   -----------    -----------    ------------      ------------
 Net realized gain (loss) on investments......    15,197,258    46,588,374      7,928,189      10,094,676        (1,002,141)
                                                ------------   -----------    -----------    ------------      ------------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (12,812,357)    3,493,855      6,926,585     (11,705,305)       (3,050,979)
                                                ------------   -----------    -----------    ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     2,384,901    50,082,229     14,854,774      (1,610,629)       (4,053,120)
                                                ------------   -----------    -----------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $    294,841   $51,763,274    $15,371,374    $ (1,951,908)     $(15,863,999)
                                                ============   ===========    ===========    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                               EQ/ALLIANCEBERNSTEIN  EQ/CALVERT
                                                    SMALL CAP         SOCIALLY   EQ/COMMON STOCK EQ/CORE BOND EQ/EQUITY 500
                                                     GROWTH*        RESPONSIBLE*     INDEX*         INDEX*       INDEX*
                                               -------------------- ------------ --------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............     $    312,147     $   541,413    $10,962,115   $22,018,236  $ 23,960,521
 Expenses:
   Asset-based charges........................        7,805,505         985,568     13,000,375    25,582,674    24,759,982
                                                   ------------     -----------    -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS)..................       (7,493,358)       (444,155)    (2,038,260)   (3,564,438)     (799,461)
                                                   ------------     -----------    -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....       32,818,605       9,222,339     40,140,165    (5,530,074)   91,807,294
   Net realized gain distribution from the
    Portfolios................................       57,670,777         587,738             --            --    22,211,981
                                                   ------------     -----------    -----------   -----------  ------------
 Net realized gain (loss) on investments......       90,489,382       9,810,077     40,140,165    (5,530,074)  114,019,275
                                                   ------------     -----------    -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments..............      (73,799,855)     (1,695,211)    50,485,086    25,901,495    69,414,164
                                                   ------------     -----------    -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................       16,689,527       8,114,866     90,625,251    20,371,421   183,433,439
                                                   ------------     -----------    -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................     $  9,196,169     $ 7,670,711    $88,586,991   $16,806,983  $182,633,978
                                                   ============     ===========    ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                               EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/LARGE CAP
                                               AND ACQUISITIONS* COMPANY VALUE* GOVERNMENT BOND*  EQUITY INDEX*   GROWTH INDEX*
                                               ----------------- -------------- ---------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............    $        --    $   2,685,994    $   916,041      $ 20,934,759   $  4,943,475
 Expenses:
   Asset-based charges........................      3,041,531       15,067,202      3,460,873         9,960,356      7,785,125
                                                  -----------    -------------    -----------      ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (3,041,531)     (12,381,208)    (2,544,832)       10,974,403     (2,841,650)
                                                  -----------    -------------    -----------      ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....      3,142,149       95,493,875        564,291       (31,719,586)    39,487,486
   Net realized gain distribution from the
    Portfolios................................      8,002,315       32,771,776        193,653                --     63,209,541
                                                  -----------    -------------    -----------      ------------   ------------
 Net realized gain (loss) on investments......     11,144,464      128,265,651        757,944       (31,719,586)   102,697,027
                                                  -----------    -------------    -----------      ------------   ------------

 Net change in unrealized appreciation
   (depreciation) of investments..............     (7,929,860)    (103,183,410)     2,039,244       (36,212,276)   (46,505,275)
                                                  -----------    -------------    -----------      ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................      3,214,604       25,082,241      2,797,188       (67,931,862)    56,191,752
                                                  -----------    -------------    -----------      ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................    $   173,073    $  12,701,033    $   252,356      $(56,957,459)  $ 53,350,102
                                                  ===========    =============    ===========      ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                         EQ/MORGAN
                                               EQ/LARGE CAP  EQ/MID CAP    EQ/MONEY   STANLEY MID CAP  EQ/QUALITY
                                               VALUE INDEX*    INDEX*      MARKET*        GROWTH*      BOND PLUS*
                                               ------------ -----------  -----------  --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............. $ 6,793,963  $ 6,774,321  $       525   $          --  $13,189,352
 Expenses:
   Asset-based charges........................   6,402,886   12,674,430    5,668,277       8,939,591   20,052,231
                                               -----------  -----------  -----------   -------------  -----------

NET INVESTMENT INCOME (LOSS)..................     391,077   (5,900,109)  (5,667,752)     (8,939,591)  (6,862,879)
                                               -----------  -----------  -----------   -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....  32,696,025   35,869,503          189      40,991,935   (5,897,368)
   Net realized gain distribution from the
    Portfolios................................          --           --        1,050      69,854,016           --
                                               -----------  -----------  -----------   -------------  -----------
 Net realized gain (loss) on investments......  32,696,025   35,869,503        1,239     110,845,951   (5,897,368)
                                               -----------  -----------  -----------   -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............  11,212,703   30,923,314        1,764    (117,054,617)  32,580,257
                                               -----------  -----------  -----------   -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................  43,908,728   66,792,817        3,003      (6,208,666)  26,682,889
                                               -----------  -----------  -----------   -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $44,299,805  $60,892,708  $(5,664,749)  $ (15,148,257) $19,820,010
                                               ===========  ===========  ===========   =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                               EQ/SMALL COMPANY MULTIMANAGER
                                                    INDEX*      TECHNOLOGY*
                                               ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $  4,102,713   $         --
 Expenses:
   Asset-based charges........................      7,901,705      6,831,061
                                                 ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (3,798,992)    (6,831,061)
                                                 ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     35,215,301     38,938,150
   Net realized gain distribution from the
    Portfolios................................     44,721,039     34,716,653
                                                 ------------   ------------
 Net realized gain (loss) on investments......     79,936,340     73,654,803
                                                 ------------   ------------

 Net change in unrealized appreciation
   (depreciation) of investments..............    (59,696,135)   (14,406,134)
                                                 ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     20,240,205     59,248,669
                                                 ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $ 16,441,213   $ 52,417,608
                                                 ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                      AXA 400 MANAGED            AXA 2000 MANAGED               AXA AGGRESSIVE
                                      VOLATILITY*(P)             VOLATILITY*(K)(L)                ALLOCATION*
                                --------------------------  --------------------------  ------------------------------
                                    2014          2013          2014          2013           2014            2013
                                ------------  ------------  ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (3,707,511) $ (1,836,408) $ (7,897,059) $ (3,794,908) $      509,879  $   25,767,816
 Net realized gain (loss) on
   investments.................   20,148,316    16,059,617    29,883,331    56,914,986     276,121,948      47,728,096
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    7,700,904    13,470,903    (8,885,386)   17,965,272    (192,172,898)    549,275,950
                                ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations..................   24,141,709    27,694,112    13,100,886    71,085,350      84,458,929     622,771,862
                                ------------  ------------  ------------  ------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............    1,658,369     1,269,266     2,619,338     2,666,012      22,261,645      27,370,414
   Transfers to Separate
    Account No. 70.............           --   (63,476,172)           --   (69,827,439)             --     (14,747,567)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  (11,446,277)  358,625,136   (28,405,055)  636,087,441     (29,647,474)     27,423,786
   Redemptions for contract
    benefits and terminations..  (34,142,672)  (21,284,179)  (59,056,073)  (39,586,684)   (278,727,540)   (290,124,026)
   Contract maintenance
    charges....................   (4,544,236)   (2,185,747)   (7,590,075)   (3,740,678)    (41,152,671)    (42,563,635)
                                ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (48,474,816)  272,948,304   (92,431,865)  525,598,652    (327,266,040)   (292,641,028)
                                ------------  ------------  ------------  ------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............       (7,501)     (203,674)           --      (201,589)             --        (188,952)
                                ------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (24,340,608)  300,438,742   (79,330,979)  596,482,413    (242,807,111)    329,941,882
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  364,112,250    63,673,508   666,500,076    70,017,663   2,977,630,281   2,647,688,399
                                ------------  ------------  ------------  ------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $339,771,642  $364,112,250  $587,169,097  $666,500,076  $2,734,823,170  $2,977,630,281
                                ============  ============  ============  ============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --            --            --            --              --          (1,252)
                                ------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease).......           --            --            --            --              --          (1,252)
                                ============  ============  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued........................        1,599        36,130         1,120        62,672           5,115          10,208
 Redeemed......................       (5,801)       (3,749)       (8,989)       (6,873)        (25,911)        (29,402)
 Units Transferred to
   Separate Account No. 70.....           --        (4,831)           --        (5,328)             --              --
                                ------------  ------------  ------------  ------------  --------------  --------------
 Net Increase (Decrease).......       (4,202)       27,550        (7,869)       50,471         (20,796)        (19,194)
                                ============  ============  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                        AXA BALANCED                 AXA CONSERVATIVE               AXA CONSERVATIVE
                                          STRATEGY*                     ALLOCATION*                 GROWTH STRATEGY*
                                ----------------------------  ------------------------------  ---------------------------
                                    2014           2013            2014            2013           2014           2013
                                ------------  --------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (1,677,638) $    2,392,422  $   (9,846,306) $  (12,439,836) $ (1,044,549) $     244,560
 Net realized gain (loss) on
   investments.................   18,826,703      10,203,183      40,680,626      49,878,369     7,440,218      5,994,104
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (2,465,702)     45,407,846     (14,909,120)     13,053,803    (1,480,558)    13,410,286
                                ------------  --------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   net assets resulting from
   operations..................   14,683,363      58,003,451      15,925,200      50,492,336     4,915,111     19,648,950
                                ------------  --------------  --------------  --------------  ------------  -------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      236,689       1,439,888      19,331,128      15,258,547       296,442        317,460
   Transfers to Separate
    Account No. 70.............           --    (744,206,413)             --              --            --   (389,754,451)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (180,611)      9,125,911     (38,798,351)   (227,433,011)   (6,244,621)    (7,519,391)
   Redemptions for contract
    benefits and terminations..  (30,442,267)    (23,261,289)   (217,785,250)   (254,541,347)  (14,009,811)   (11,229,088)
   Contract maintenance
    charges....................   (7,141,603)     (6,966,382)    (22,546,776)    (27,840,729)   (2,976,460)    (3,090,975)
                                ------------  --------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (37,527,792)   (763,868,285)   (259,799,249)   (494,556,540)  (22,934,450)  (411,276,445)
                                ------------  --------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --        (149,713)             --        (289,183)           --       (133,519)
                                ------------  --------------  --------------  --------------  ------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (22,844,429)   (706,014,547)   (243,874,049)   (444,353,387)  (18,019,339)  (391,761,014)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  523,029,416   1,229,043,963   1,573,793,270   2,018,146,657   225,423,252    617,184,266
                                ------------  --------------  --------------  --------------  ------------  -------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $500,184,987  $  523,029,416  $1,329,919,221  $1,573,793,270  $207,403,913  $ 225,423,252
                                ============  ==============  ==============  ==============  ============  =============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
 Issued........................          577           2,039          10,872          14,092           408          1,223
 Redeemed......................       (3,216)         (3,475)        (31,540)        (54,188)       (2,106)        (2,883)
 Units Transferred to
   Separate Account No. 70.....           --         (63,621)             --              --            --        (34,074)
                                ------------  --------------  --------------  --------------  ------------  -------------
 Net Increase (Decrease).......       (2,639)        (65,057)        (20,668)        (40,096)       (1,698)       (35,734)
                                ============  ==============  ==============  ==============  ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                      AXA CONSERVATIVE            AXA CONSERVATIVE-PLUS             AXA GLOBAL EQUITY
                                         STRATEGY*                     ALLOCATION*               MANAGED VOLATILITY*(R)
                                ---------------------------  ------------------------------  ------------------------------
                                    2014           2013           2014            2013            2014            2013
                                ------------  -------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $   (937,794) $    (706,096) $   (7,739,465) $   (3,205,988) $   (6,311,221) $   (5,887,251)
 Net realized gain (loss) on
   investments.................    2,595,058      2,431,200      92,482,333      61,418,963      38,693,540     (26,291,064)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     (142,103)     2,435,176     (62,067,223)     75,292,868     (28,835,777)    213,202,223
                                ------------  -------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations..................    1,515,161      4,160,280      22,675,645     133,505,843       3,546,542     181,023,908
                                ------------  -------------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      706,862        155,512      12,296,202      16,599,436       6,848,677       7,953,222
   Transfers to Separate
    Account No. 70.............           --   (269,945,716)             --              --              --      (8,586,219)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   (6,205,933)   (23,225,162)    (38,648,776)    (59,734,992)    (45,301,947)    271,451,035
   Redemptions for contract
    benefits and terminations..   (8,284,212)    (7,376,631)   (177,437,742)   (205,594,538)   (113,144,280)   (107,400,684)
   Contract maintenance
    charges....................   (1,764,591)    (1,950,953)    (20,288,602)    (23,085,466)    (16,251,813)    (15,128,969)
                                ------------  -------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (15,547,874)  (302,342,950)   (224,078,918)   (271,815,560)   (167,849,363)    148,288,385
                                ------------  -------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --       (123,132)             --         (11,004)        (67,500)        (50,869)
                                ------------  -------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (14,032,713)  (298,305,802)   (201,403,273)   (138,320,721)   (164,370,321)    329,261,424
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  132,625,147    430,930,949   1,525,472,610   1,663,793,331   1,226,274,040     897,012,616
                                ------------  -------------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $118,592,434  $ 132,625,147  $1,324,069,337  $1,525,472,610  $1,061,903,719  $1,226,274,040
                                ============  =============  ==============  ==============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --             --              --              --              --            (345)
                                ------------  -------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......           --             --              --              --              --            (345)
                                ============  =============  ==============  ==============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued........................        1,299          1,059           4,914           7,986             701          15,944
 Redeemed......................       (2,597)        (3,843)        (21,593)        (29,098)         (7,301)         (9,068)
 Units Transferred to
   Separate Account No. 70.....           --        (24,526)             --              --              --            (223)
                                ------------  -------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......       (1,298)       (27,310)        (16,679)        (21,112)         (6,600)          6,653
                                ============  =============  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                     AXA INTERNATIONAL             AXA INTERNATIONAL
                                         AXA GROWTH                    CORE MANAGED                  VALUE MANAGED
                                          STRATEGY*                  VOLATILITY*(B)(C)                VOLATILITY*
                                ----------------------------  ------------------------------  --------------------------
                                    2014           2013            2014            2013           2014          2013
                                ------------  --------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (1,071,947) $    8,092,296  $   (2,857,340) $   (3,759,293) $    584,286  $ (2,124,226)
 Net realized gain (loss) on
   investments.................   38,011,264      14,739,952        (994,461)    (38,125,600)   (9,870,747)  (28,780,370)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (5,309,396)    103,137,961     (88,077,366)    241,542,304   (38,505,228)  126,283,116
                                ------------  --------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   operations..................   31,629,921     125,970,209     (91,929,167)    199,657,411   (47,791,689)   95,378,520
                                ------------  --------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............    1,798,080       1,937,973       7,011,867       7,533,307     3,665,164     4,300,115
   Transfers to Separate
    Account No. 70.............           --    (338,942,925)             --      (5,692,035)           --    (3,700,927)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    9,612,045      27,018,744     (21,145,103)    636,750,121     9,567,142   (15,745,044)
   Redemptions for contract
    benefits and terminations..  (46,752,147)    (25,781,103)   (116,415,166)   (102,025,413)  (54,405,563)  (53,155,308)
   Contract maintenance
    charges....................  (11,292,011)     (9,844,961)    (17,318,045)    (13,851,733)   (7,183,302)   (7,571,924)
                                ------------  --------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (46,634,033)   (345,612,272)   (147,866,447)    522,714,247   (48,356,559)  (75,873,088)
                                ------------  --------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --        (160,769)             --        (242,946)           --       (51,475)
                                ------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (15,004,112)   (219,802,832)   (239,795,614)    722,128,712   (96,148,248)   19,453,957
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  805,235,106   1,025,037,938   1,353,818,949     631,690,237   602,075,257   582,621,300
                                ------------  --------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $790,230,994  $  805,235,106  $1,114,023,335  $1,353,818,949  $505,927,009  $602,075,257
                                ============  ==============  ==============  ==============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --              --              --            (250)           --          (371)
                                ------------  --------------  --------------  --------------  ------------  ------------
 Net Increase (Decrease).......           --              --              --            (250)           --          (371)
                                ============  ==============  ==============  ==============  ============  ============

UNIT ACTIVITY CLASS B
 Issued........................        1,317           2,452           1,703          55,222         1,571         1,505
 Redeemed......................       (4,241)         (2,910)        (11,328)        (14,341)       (4,292)       (5,752)
 Units Transferred to
   Separate Account No. 70.....           --         (26,085)             --            (236)           --            --
                                ------------  --------------  --------------  --------------  ------------  ------------
 Net Increase (Decrease).......       (2,924)        (26,543)         (9,625)         40,645        (2,721)       (4,247)
                                ============  ==============  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                         AXA LARGE CAP                   AXA LARGE CAP                   AXA LARGE CAP
                                         CORE MANAGED                   GROWTH MANAGED                   VALUE MANAGED
                                  VOLATILITY*(D)(E)(F)(G)(H)      VOLATILITY*(I)(J)(M)(N)(O)      VOLATILITY*(W)(X)(Y)(Z)(AA)
                                ------------------------------  ------------------------------  ------------------------------
                                     2014            2013            2014            2013            2014            2013
                                --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $  (10,114,333) $   (6,720,516) $  (43,775,992) $  (23,873,064) $   (4,903,376) $    3,231,073
 Net realized gain (loss) on
   investments.................    111,849,496      87,404,650     147,544,541     120,112,233      28,049,136     (62,013,724)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     66,871,675     211,048,484     201,359,018     496,413,793     298,912,370     506,713,055
                                --------------  --------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations..................    168,606,838     291,732,618     305,127,567     592,652,962     322,058,130     447,930,404
                                --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      7,564,514       8,340,953      14,085,454      15,570,065      14,129,283      14,700,494
   Transfers to Separate
    Account No. 70.............             --      (1,627,035)             --      (7,647,897)             --      (4,300,347)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (60,272,913)  1,556,035,557    (177,623,396)  2,732,519,253    (127,809,515)  2,123,032,885
   Redemptions for contract
    benefits and terminations..   (169,304,710)   (122,856,341)   (326,490,441)   (224,078,543)   (311,039,680)   (219,417,905)
   Contract maintenance
    charges....................    (22,247,829)    (12,996,296)    (45,135,874)    (25,951,468)    (40,673,648)    (25,701,105)
                                --------------  --------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..   (244,260,938)  1,426,896,838    (535,164,257)  2,490,411,410    (465,393,560)  1,888,314,022
                                --------------  --------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............       (333,500)       (476,208)             --        (710,375)             --         (12,734)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................    (75,987,600)  1,718,153,248    (230,036,690)  3,082,353,997    (143,335,430)  2,336,231,692
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  1,856,137,833     137,984,585   3,597,194,370     514,840,373   3,321,833,463     985,601,771
                                --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $1,780,150,233  $1,856,137,833  $3,367,157,680  $3,597,194,370  $3,178,498,033  $3,321,833,463
                                ==============  ==============  ==============  ==============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....             --              --              --            (147)             --            (126)
                                --------------  --------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......             --              --              --            (147)             --            (126)
                                ==============  ==============  ==============  ==============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued........................          1,107         129,549           1,562         168,090           1,654         157,362
 Redeemed......................        (17,227)        (15,795)        (27,429)        (23,250)        (30,337)        (26,371)
 Units Transferred to
   Separate Account No. 70.....             --            (138)             --            (388)             --            (237)
                                --------------  --------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......        (16,120)        113,616         (25,867)        144,452         (28,683)        130,754
                                ==============  ==============  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013


                                       AXA MID CAP VALUE                 AXA MODERATE                    AXA MODERATE
                                    MANAGED VOLATILITY*(S)                ALLOCATION*                  GROWTH STRATEGY*
                                ------------------------------  ------------------------------  -----------------------------
                                     2014            2013            2014            2013           2014            2013
                                --------------  --------------  --------------  --------------  ------------  ---------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $  (12,985,844) $  (10,978,602) $  (27,251,338) $    2,638,358  $ (2,457,881) $     6,692,946
 Net realized gain (loss) on
   investments.................     55,994,494      22,271,985     200,819,477      79,779,791    40,288,094       19,517,967
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     83,771,879     300,681,587     (81,564,491)    651,748,956    (5,127,775)     105,339,335
                                --------------  --------------  --------------  --------------  ------------  ---------------

 Net increase (decrease) in
   net assets resulting from
   operations..................    126,780,529     311,974,970      92,003,648     734,167,105    32,702,438      131,550,248
                                --------------  --------------  --------------  --------------  ------------  ---------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      7,612,028       8,706,838      48,855,958      66,197,699     1,504,670        1,454,842
   Transfers to Separate
    Account No. 70.............             --      (3,841,442)             --     (35,337,618)           --   (2,092,578,678)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (18,851,511)    346,989,928     (54,714,267)      8,241,846    (2,134,660)      10,737,898
   Redemptions for contract
    benefits and terminations..   (137,260,220)   (126,515,070)   (725,714,915)   (786,421,494)  (53,742,298)     (37,532,599)
   Contract maintenance
    charges....................    (19,191,161)    (16,646,687)    (89,344,633)    (96,748,784)  (13,475,196)     (12,754,853)
                                --------------  --------------  --------------  --------------  ------------  ---------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..   (167,690,864)    208,693,567    (820,917,857)   (844,068,351)  (67,847,484)  (2,130,673,390)
                                --------------  --------------  --------------  --------------  ------------  ---------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............             --        (418,294)             --         (11,186)           --          (70,245)
                                --------------  --------------  --------------  --------------  ------------  ---------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................    (40,910,335)    520,250,243    (728,914,209)   (109,912,432)  (35,145,046)  (1,999,193,387)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  1,468,093,917     947,843,674   6,625,098,404   6,735,010,836   971,484,811    2,970,678,198
                                --------------  --------------  --------------  --------------  ------------  ---------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $1,427,183,582  $1,468,093,917  $5,896,184,195  $6,625,098,404  $936,339,765  $   971,484,811
                                ==============  ==============  ==============  ==============  ============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....             --             (57)             --          (3,113)           --               --
                                --------------  --------------  --------------  --------------  ------------  ---------------
 Net Increase (Decrease).......             --             (57)             --          (3,113)           --               --
                                ==============  ==============  ==============  ==============  ============  ===============

UNIT ACTIVITY CLASS B
 Issued........................          2,048          22,898           2,806           7,588           608            1,941
 Redeemed......................         (9,886)        (11,978)        (50,655)        (57,334)       (5,015)          (4,583)
 Units Transferred to
   Separate Account No. 70.....             --            (196)             --              --            --         (178,809)
                                --------------  --------------  --------------  --------------  ------------  ---------------
 Net Increase (Decrease).......         (7,838)         10,724         (47,849)        (49,746)       (4,407)        (181,451)
                                ==============  ==============  ==============  ==============  ============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                        AXA MODERATE-PLUS            AXA/FRANKLIN BALANCED    AXA/FRANKLIN SMALL CAP VALUE
                                           ALLOCATION*                MANAGED VOLATILITY*         MANAGED VOLATILITY*
                                --------------------------------  --------------------------  --------------------------
                                      2014             2013           2014          2013          2014           2013
                                ---------------  ---------------  ------------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $   (22,330,267) $    49,443,385  $  7,097,197  $  6,601,970  $ (2,090,060)  $ (1,980,741)
 Net realized gain (loss) on
   investments.................     467,920,441       69,508,428    32,425,584    10,991,587    15,197,258     18,320,693
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (245,575,235)   1,515,754,184    (5,857,167)   64,955,060   (12,812,357)    25,680,859
                                ---------------  ---------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in
   net assets resulting from
   operations..................     200,014,939    1,634,705,997    33,665,614    82,548,617       294,841     42,020,811
                                ---------------  ---------------  ------------  ------------  ------------   ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      76,319,725      104,064,221     9,436,882     6,240,198       790,660      1,254,758
   Transfers to Separate
    Account No. 70.............              --      (32,282,190)           --    (4,927,714)           --     (7,172,428)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (118,343,028)     (64,397,431)  157,314,869   116,042,733    (9,107,102)     6,605,187
   Redemptions for contract
    benefits and terminations..    (974,663,019)  (1,082,728,417)  (88,614,781)  (73,128,370)  (14,603,328)   (17,724,412)
   Contract maintenance
    charges....................    (139,079,361)    (148,396,385)  (12,445,230)  (11,124,928)   (2,174,098)    (2,236,560)
                                ---------------  ---------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (1,155,765,683)  (1,223,740,202)   65,691,740    33,101,919   (25,093,868)   (19,273,455)
                                ---------------  ---------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............              --         (186,573)           --      (260,474)           --       (140,093)
                                ---------------  ---------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................    (955,750,744)     410,779,222    99,357,354   115,390,062   (24,799,027)    22,607,263
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................   9,954,450,998    9,543,671,776   745,099,977   629,709,915   158,264,545    135,657,282
                                ---------------  ---------------  ------------  ------------  ------------   ------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $ 8,998,700,254  $ 9,954,450,998  $844,457,331  $745,099,977  $133,465,518   $158,264,545
                                ===============  ===============  ============  ============  ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....              --           (2,787)           --          (133)           --           (163)
                                ---------------  ---------------  ------------  ------------  ------------   ------------
 Net Increase (Decrease).......              --           (2,787)           --          (133)           --           (163)
                                ===============  ===============  ============  ============  ============   ============

UNIT ACTIVITY CLASS B
 Issued........................           2,991            8,100        13,686        13,210         1,040          3,531
 Redeemed......................         (77,662)         (90,500)       (8,546)       (9,912)       (2,916)        (4,601)
 Units Transferred to
   Separate Account No. 70.....              --               --            --          (306)           --           (494)
                                ---------------  ---------------  ------------  ------------  ------------   ------------
 Net Increase (Decrease).......         (74,671)         (82,400)        5,140         2,992        (1,876)        (1,564)
                                ===============  ===============  ============  ============  ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                    AXA/FRANKLIN TEMPLETON         AXA/MUTUAL LARGE CAP        AXA/TEMPLETON GLOBAL
                                      ALLOCATION MANAGED              EQUITY MANAGED              EQUITY MANAGED
                                          VOLATILITY*                   VOLATILITY*                 VOLATILITY*
                                ------------------------------  --------------------------  --------------------------
                                     2014            2013           2014          2013          2014          2013
                                --------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $    1,681,045  $   (5,579,555) $    516,600  $ (1,719,276) $   (341,279) $ (1,435,031)
 Net realized gain (loss) on
   investments.................     46,588,374      20,537,587     7,928,189     2,174,834    10,094,676     2,676,385
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................      3,493,855     249,781,096     6,926,585    48,509,014   (11,705,305)   51,998,365
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   operations..................     51,763,274     264,739,128    15,371,374    48,964,572    (1,951,908)   53,239,719
                                --------------  --------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............     10,265,627      15,822,413     1,883,019     2,528,263     2,053,648     2,522,490
   Transfers to Separate
    Account No. 70.............             --      (4,506,469)           --    (1,977,467)           --    (8,677,247)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     47,017,482      76,383,640      (514,708)  (10,771,942)   40,601,731    77,513,705
   Redemptions for contract
    benefits and terminations..   (157,561,543)   (182,993,627)  (22,208,674)  (21,743,141)  (27,988,966)  (24,152,877)
   Contract maintenance
    charges....................    (19,747,273)    (20,160,798)   (3,157,970)   (3,287,152)   (4,729,236)   (3,698,555)
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..   (120,025,707)   (115,454,841)  (23,998,333)  (35,251,439)    9,937,177    43,507,516
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............             --        (100,724)           --      (295,168)           --       (12,549)
                                --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................    (68,262,433)    149,183,563    (8,626,959)   13,417,965     7,985,269    96,734,686
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  1,414,859,080   1,265,675,517   207,207,250   193,789,285   294,594,084   197,859,398
                                --------------  --------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $1,346,596,647  $1,414,859,080  $198,580,291  $207,207,250  $302,579,353  $294,594,084
                                ==============  ==============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....             --            (100)           --           (85)           --          (157)
                                --------------  --------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).......             --            (100)           --           (85)           --          (157)
                                ==============  ==============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued........................          5,701          10,247           930           869         4,612         8,882
 Redeemed......................        (16,999)        (21,337)       (2,883)       (3,941)       (3,801)       (3,795)
 Units Transferred to
   Separate Account No. 70.....             --            (383)           --          (101)           --          (753)
                                --------------  --------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).......        (11,298)        (11,473)       (1,953)       (3,173)          811         4,334
                                ==============  ==============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               EQ/ALLIANCEBERNSTEIN
                                                  SHORT DURATION           EQ/ALLIANCEBERNSTEIN        EQ/CALVERT SOCIALLY
                                              GOVERNMENT BOND*(A)(Q)         SMALL CAP GROWTH*            RESPONSIBLE*
                                           ---------------------------  --------------------------  ------------------------
                                                2014          2013          2014          2013          2014         2013
                                           -------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............. $ (11,810,879) $ (6,145,170) $ (7,493,358) $ (7,451,762) $  (444,155) $  (358,093)
 Net realized gain (loss) on investments..    (1,002,141)     (297,895)   90,489,382    83,576,289    9,810,077    2,905,005
 Net change in unrealized appreciation
   (depreciation) of investments..........    (3,050,979)   (2,830,635)  (73,799,855)   85,732,268   (1,695,211)  13,029,520
                                           -------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations..............   (15,863,999)   (9,273,700)    9,196,169   161,856,795    7,670,711   15,576,432
                                           -------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners..     7,349,257     6,979,365     1,859,095     2,100,459    1,104,642      577,983
   Transfers to Separate Account No. 70...            --            --            --   (13,415,226)          --     (654,969)
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......   (10,811,084)  928,121,525   (21,908,839)   26,526,215    3,486,692   12,630,174
   Redemptions for contract benefits
    and terminations......................   (99,941,698)  (64,421,482)  (50,740,193)  (49,711,993)  (6,013,181)  (6,208,084)
   Contract maintenance charges...........   (12,251,136)   (6,155,621)   (6,714,630)   (6,665,122)    (863,657)    (793,498)
                                           -------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowner
   transactions...........................  (115,654,661)  864,523,787   (77,504,567)  (41,165,667)  (2,285,504)   5,551,606
                                           -------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 49................            --            --            --       (88,823)        (299)         302
                                           -------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.....  (131,518,660)  855,250,087   (68,308,398)  120,602,305    5,384,908   21,128,340
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...................................   855,250,087            --   590,228,212   469,625,907   68,367,932   47,239,592
                                           -------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....... $ 723,731,427  $855,250,087  $521,919,814  $590,228,212  $73,752,840  $68,367,932
                                           =============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to Separate Account
   No. 70.................................            --            --            --          (408)          --           --
                                           -------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)..................            --            --            --          (408)          --           --
                                           =============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued...................................         5,869        99,449         1,307         3,483        1,484        1,421
 Redeemed.................................       (17,721)      (12,642)       (4,348)       (4,535)      (1,665)        (894)
 Units Transferred to Separate Account
   No. 70.................................            --            --            --          (367)          --          (63)
                                           -------------  ------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)..................       (11,852)       86,807        (3,041)       (1,419)        (181)         464
                                           =============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                  EQ/COMMON STOCK INDEX*       EQ/CORE BOND INDEX*(U)(V)         EQ/EQUITY 500 INDEX*
                                --------------------------  ------------------------------  ------------------------------
                                    2014          2013           2014            2013            2014            2013
                                ------------  ------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (2,038,260) $ (1,352,111) $   (3,564,438) $    1,991,243  $     (799,461) $      276,458
 Net realized gain (loss) on
   investments.................   40,140,165    24,451,889      (5,530,074)     (4,211,590)    114,019,275      68,505,770
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   50,485,086   200,221,007      25,901,495     (33,129,050)     69,414,164     317,115,834
                                ------------  ------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   operations..................   88,586,991   223,320,785      16,806,983     (35,349,397)    182,633,978     385,898,062
                                ------------  ------------  --------------  --------------  --------------  --------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............    4,501,995     4,842,920      11,829,960      13,920,854       8,911,423       9,943,054
   Transfers to Separate
    Account No. 70.............           --    (2,984,123)             --    (285,787,158)             --     (18,587,620)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   (6,140,398)   34,656,376      32,493,076   1,045,134,663     120,009,196     161,877,184
   Redemptions for contract
    benefits and terminations..  (82,902,423)  (89,164,285)   (185,536,880)   (149,807,738)   (152,762,412)   (141,390,652)
   Contract maintenance
    charges....................  (10,817,453)  (10,453,137)    (22,658,051)    (17,077,651)    (19,930,946)    (18,152,165)
                                ------------  ------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (95,358,279)  (63,102,249)   (163,871,895)    606,382,970     (43,772,739)     (6,310,199)
                                ------------  ------------  --------------  --------------  --------------  --------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --            --              --        (160,365)             --        (113,245)
                                ------------  ------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................   (6,771,288)  160,218,536    (147,064,912)    570,873,208     138,861,239     379,474,618
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  910,105,918   749,887,382   1,812,123,385   1,241,250,177   1,674,658,539   1,295,183,921
                                ------------  ------------  --------------  --------------  --------------  --------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $903,334,630  $910,105,918  $1,665,058,473  $1,812,123,385  $1,813,519,778  $1,674,658,539
                                ============  ============  ==============  ==============  ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --          (223)             --              --              --          (1,409)
                                ------------  ------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......           --          (223)             --              --              --          (1,409)
                                ============  ============  ==============  ==============  ==============  ==============

UNIT ACTIVITY CLASS B
 Issued........................        1,220         3,014           8,213          95,977           8,260          11,517
 Redeemed......................       (4,406)       (4,687)        (22,015)        (20,287)         (9,281)         (9,821)
 Units Transferred to
   Separate Account No. 70.....           --            --              --         (26,138)             --              --
                                ------------  ------------  --------------  --------------  --------------  --------------
 Net Increase (Decrease).......       (3,186)       (1,673)        (13,802)         49,552          (1,021)          1,696
                                ============  ============  ==============  ==============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                     EQ/GAMCO MERGERS               EQ/GAMCO SMALL                EQ/INTERMEDIATE
                                     AND ACQUISITIONS*              COMPANY VALUE*                GOVERNMENT BOND*
                                --------------------------  ------------------------------  ---------------------------
                                    2014          2013           2014            2013           2014           2013
                                ------------  ------------  --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (3,041,531) $ (2,208,631) $  (12,381,208) $  (11,995,743) $ (2,544,832) $  (3,496,633)
 Net realized gain (loss) on
   investments.................   11,144,464    15,701,380     128,265,651     119,661,934       757,944      2,524,330
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (7,929,860)    5,048,828    (103,183,410)    205,842,877     2,039,244     (7,750,017)
                                ------------  ------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   net assets resulting from
   operations..................      173,073    18,541,577      12,701,033     313,509,068       252,356     (8,722,320)
                                ------------  ------------  --------------  --------------  ------------  -------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............    1,325,176     1,173,663       3,761,320       5,240,213     1,772,959      2,450,870
   Transfers to Separate
    Account No. 70.............           --    (5,035,846)             --     (53,051,954)           --   (128,813,746)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    2,599,331    20,411,528     (22,761,359)     54,557,936     6,428,080    (12,330,249)
   Redemptions for contract
    benefits and terminations..  (19,325,854)  (18,514,069)    (98,417,317)    (97,448,379)  (32,248,235)   (38,883,998)
   Contract maintenance
    charges....................   (3,028,337)   (3,069,721)    (14,264,722)    (14,126,691)   (3,179,231)    (3,637,685)
                                ------------  ------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (18,429,684)   (5,034,445)   (131,682,078)   (104,828,875)  (27,226,427)  (181,214,808)
                                ------------  ------------  --------------  --------------  ------------  -------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --       (10,851)             --         (98,692)           --        (76,182)
                                ------------  ------------  --------------  --------------  ------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (18,256,611)   13,496,281    (118,981,045)    208,581,501   (26,974,071)  (190,013,310)
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  213,963,041   200,466,760   1,115,231,561     906,650,060   250,387,572    440,400,882
                                ------------  ------------  --------------  --------------  ------------  -------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $195,706,430  $213,963,041  $  996,250,516  $1,115,231,561  $223,413,501  $ 250,387,572
                                ============  ============  ==============  ==============  ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --          (440)             --          (3,452)           --             --
                                ------------  ------------  --------------  --------------  ------------  -------------
 Net Increase (Decrease).......           --          (440)             --          (3,452)           --             --
                                ============  ============  ==============  ==============  ============  =============

UNIT ACTIVITY CLASS B
 Issued........................        1,496         3,108             861           2,345         2,800          2,588
 Redeemed......................       (2,813)       (3,089)         (3,182)         (3,223)       (4,700)        (6,523)
 Units Transferred to
   Separate Account No. 70.....           --            --              --              --            --        (12,015)
                                ------------  ------------  --------------  --------------  ------------  -------------
 Net Increase (Decrease).......       (1,317)           19          (2,321)           (878)       (1,900)       (15,950)
                                ============  ============  ==============  ==============  ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                EQ/INTERNATIONAL              EQ/LARGE CAP                EQ/LARGE CAP
                                                  EQUITY INDEX*               GROWTH INDEX*               VALUE INDEX*
                                           --------------------------  --------------------------  --------------------------
                                               2014          2013          2014          2013          2014          2013
                                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............. $ 10,974,403  $  5,489,375  $ (2,841,650) $ (1,872,856) $    391,077  $    413,990
 Net realized gain (loss) on investments..  (31,719,586)  (38,256,223)  102,697,027    48,507,506    32,696,025    22,997,921
 Net change in unrealized appreciation
   (depreciation) of investments..........  (36,212,276)  146,177,788   (46,505,275)   67,967,943    11,212,703    60,146,576
                                           ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations..............  (56,957,459)  113,410,940    53,350,102   114,602,593    44,299,805    83,558,487
                                           ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners..    4,594,662     4,853,982     1,946,872     1,664,245     2,687,027     2,606,450
   Transfers to Separate Account No. 70...           --    (2,520,057)           --    (5,558,538)           --    (2,562,545)
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......   64,930,170    87,141,057    47,370,639    98,501,252    72,576,108    82,583,152
   Redemptions for contract benefits
    and terminations......................  (60,526,990)  (53,062,051)  (49,368,201)  (42,091,063)  (38,294,521)  (32,572,022)
   Contract maintenance charges...........   (9,449,192)   (8,802,873)   (6,367,722)   (5,151,508)   (6,100,457)   (4,925,953)
                                           ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowner
   transactions...........................     (451,350)   27,610,058    (6,418,412)   47,364,388    30,868,157    45,129,082
                                           ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 49................           --       (71,726)           --       (12,966)           --    (2,321,312)
                                           ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.....  (57,408,809)  140,949,272    46,931,690   161,954,015    75,167,962   126,366,257
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...................................  697,353,713   556,404,441   516,441,288   354,487,273   391,830,272   265,464,015
                                           ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD....... $639,944,904  $697,353,713  $563,372,978  $516,441,288  $466,998,234  $391,830,272
                                           ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to Separate Account
   No. 70.................................           --          (244)           --          (408)           --          (195)
                                           ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)..................           --          (244)           --          (408)           --          (195)
                                           ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued...................................        4,696         8,129         4,475         9,326        11,507        15,050
 Redeemed.................................       (4,660)       (5,796)       (5,418)       (5,848)       (8,145)       (8,761)
                                           ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)..................           36         2,333          (943)        3,478         3,362         6,289
                                           ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                  EQ/MORGAN STANLEY
                                     EQ/MID CAP INDEX*             EQ/MONEY MARKET*                MID CAP GROWTH*
                                --------------------------  ------------------------------  ----------------------------
                                    2014          2013           2014            2013            2014           2013
                                ------------  ------------  -------------  ---------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $ (5,900,109) $ (5,632,746) $  (5,667,752) $    (6,806,531) $  (8,939,591) $  (8,727,687)
 Net realized gain (loss) on
   investments.................   35,869,503    19,139,835          1,239           (6,219)   110,845,951     88,065,975
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   30,923,314   201,577,664          1,764           10,112   (117,054,617)   103,888,940
                                ------------  ------------  -------------  ---------------  -------------  -------------

 Net increase (decrease) in
   net assets resulting from
   operations..................   60,892,708   215,084,753     (5,664,749)      (6,802,638)   (15,148,257)   183,227,228
                                ------------  ------------  -------------  ---------------  -------------  -------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............    3,835,205     4,331,270    991,228,347    1,575,017,679      2,863,263      3,210,336
   Transfers to Separate
    Account No. 70.............           --    (5,340,142)            --      (39,045,329)            --    (27,159,815)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    3,683,051    68,891,850   (707,336,708)  (1,076,666,571)   (16,285,737)   (12,249,902)
   Redemptions for contract
    benefits and terminations..  (82,615,973)  (78,338,506)  (445,621,328)    (487,209,670)   (58,184,814)   (55,918,784)
   Contract maintenance
    charges....................  (11,271,090)  (10,951,541)    (4,447,957)      (5,634,488)    (8,867,255)    (8,684,899)
                                ------------  ------------  -------------  ---------------  -------------  -------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..  (86,368,807)  (21,407,069)  (166,177,646)     (33,538,379)   (80,474,543)  (100,803,064)
                                ------------  ------------  -------------  ---------------  -------------  -------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............           --      (243,615)            --          (40,001)            --        (10,909)
                                ------------  ------------  -------------  ---------------  -------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................  (25,476,099)  193,434,069   (171,842,395)     (40,381,018)   (95,622,800)    82,413,255
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  897,515,938   704,081,869    624,649,409      665,030,427    652,261,895    569,848,640
                                ------------  ------------  -------------  ---------------  -------------  -------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $872,039,839  $897,515,938  $ 452,807,014  $   624,649,409  $ 556,639,095  $ 652,261,895
                                ============  ============  =============  ===============  =============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....           --          (368)            --           (2,080)            --         (1,342)
                                ------------  ------------  -------------  ---------------  -------------  -------------
 Net Increase (Decrease).......           --          (368)            --           (2,080)            --         (1,342)
                                ============  ============  =============  ===============  =============  =============

UNIT ACTIVITY CLASS B
 Issued........................        2,805         6,497      2,490,308        2,318,049          2,205          3,161
 Redeemed......................       (7,531)       (7,385)    (2,538,680)      (2,301,281)        (5,927)        (7,123)
 Units Transferred to
   Separate Account No. 70.....           --            --             --           (1,258)            --           (590)
                                ------------  ------------  -------------  ---------------  -------------  -------------
 Net Increase (Decrease).......       (4,726)         (888)       (48,372)          15,510         (3,722)        (4,552)
                                ============  ============  =============  ===============  =============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                          EQ/QUALITY                     EQ/SMALL                  MULTIMANAGER
                                         BOND PLUS*(T)                COMPANY INDEX*                TECHNOLOGY*
                                ------------------------------  --------------------------  --------------------------
                                     2014            2013           2014          2013          2014          2013
                                --------------  --------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS

FROM OPERATIONS:
 Net investment income (loss).. $   (6,862,879) $   (8,643,322) $ (3,798,992) $ (2,764,224) $ (6,831,061) $ (6,079,317)
 Net realized gain (loss) on
   investments.................     (5,897,368)    (17,546,404)   79,936,340    66,325,602    73,654,803    38,656,601
 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................     32,580,257      (4,176,289)  (59,696,135)   96,503,915   (14,406,134)   88,378,722
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   operations..................     19,820,010     (30,366,015)   16,441,213   160,065,293    52,417,608   120,956,006
                                --------------  --------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS
 TRANSACTIONS:
   Payments received from
    contractowners.............      7,080,402       7,415,208     2,453,261     3,150,947     1,884,512     1,912,482
   Transfers to Separate
    Account No. 70.............             --     (18,636,388)           --    (4,460,359)           --    (5,150,185)
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (34,194,053)  1,121,336,105    (5,757,269)   16,114,543    34,882,732    (4,718,291)
   Redemptions for contract
    benefits and terminations..   (145,963,562)   (111,232,651)  (50,014,569)  (47,162,702)  (44,361,581)  (36,966,434)
   Contract maintenance
    charges....................    (19,587,244)    (13,223,534)   (7,109,881)   (7,127,602)   (6,066,246)   (5,550,540)
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   net assets resulting from
   contractowner transactions..   (192,664,457)    985,658,740   (60,428,458)  (39,485,173)  (13,660,583)  (50,472,968)
                                --------------  --------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 49..............        (89,998)        240,002            --       (76,061)           --       (94,168)
                                --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS....................   (172,934,445)    955,532,727   (43,987,245)  120,504,059    38,757,025    70,388,870
NET ASSETS -- BEGINNING OF
 YEAR OR PERIOD................  1,460,929,445     505,396,718   584,577,742   464,073,683   456,169,035   385,780,165
                                --------------  --------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR
 PERIOD........................ $1,287,995,000  $1,460,929,445  $540,590,497  $584,577,742  $494,926,060  $456,169,035
                                ==============  ==============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Units Transferred to
   Separate Account No. 70.....             --              --            --          (309)           --            --
                                --------------  --------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).......             --              --            --          (309)           --            --
                                ==============  ==============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued........................          4,507          98,505         1,346         3,481         3,281         2,672
 Redeemed......................        (20,046)        (19,710)       (4,145)       (5,196)       (4,074)       (5,635)
 Units Transferred to
   Separate Account No. 70.....             --          (1,489)           --            --            --          (385)
                                --------------  --------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease).......        (15,539)         77,306        (2,799)       (1,715)         (793)       (3,348)
                                ==============  ==============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013


-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.
(b)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
(c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
(d)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
(e)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
(f)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
(g)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
(h)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
(i)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
(j)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
(k)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
(l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
(m)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
(n)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
(o)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
(p)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
(q)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
(r)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
(s)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
(t)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
(u)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
(v)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
(w)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
(x)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
(y)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
(z)AXA Large Cap Value Managed Volatility replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
(aa)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
   The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), and EQ Advisors Trust ("EQAT") (collectively, ("the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-PLUS Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation

     EQ ADVISORS TRUST*
   .   AXA 400 Managed Volatility/(1)/
   .   AXA 2000 Managed Volatility/(2)/
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility/(3)/
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility/(4)/
   .   AXA International Value Managed Volatility/(5)/
   .   AXA Large Cap Core Managed Volatility/(6)/
   .   AXA Large Cap Growth Managed Volatility/(7)/
   .   AXA Large Cap Value Managed Volatility/(8)/
   .   AXA Mid Cap Value Managed Volatility/(9)/
   .   AXA Moderate Growth Strategy
   .   AXA/Franklin Balanced Managed Volatility/(10)/
   .   AXA/Franklin Small Cap Value Managed Volatility/(11)/
   .   AXA/Franklin Templeton Allocation Managed Volatility/(12)/
   .   AXA/Mutual Large Cap Equity Managed Volatility/(13)/
   .   AXA/Templeton Global Equity Managed Volatility/(14)/
   .   EQ/AllianceBernstein Short Duration Government Bond
   .   EQ/AllianceBernstein Small Cap Growth
   .   EQ/Calvert Socially Responsible
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   Multimanager Technology

  (1)Formerly known as AXA Tactical Manager 400.
  (2)Formerly known as AXA Tactical Manager 2000.
  (3)Formerly known as EQ/Global Multi-Sector Equity.
  (4)Formerly known as EQ/International Core PLUS.
  (5)Formerly known as EQ/International Value PLUS.
  (6)Formerly known as EQ/Large Cap Core PLUS.
  (7)Formerly known as EQ/Large Cap Growth PLUS.

  (8)Formerly known as EQ/Large Cap Value PLUS.
  (9)Formerly known as EQ/Mid Cap Value PLUS.
 (10)Formerly known as EQ/Franklin Core Balanced.
 (11)Formerly known as EQ/AXA Franklin Small Cap Value Core.
 (12)Formerly known as EQ/Franklin Templeton Allocation.
 (13)Formerly known as EQ/Mutual Large Cap Equity.
 (14)Formerly known as EQ/Templeton Global Equity.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes twelve Variable Investment Options that have not been offered to the public and for which the financial statements have not been included herein.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2014 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA 400 Managed Volatility........................... $ 35,215,957 $ 71,695,608
AXA 2000 Managed Volatility..........................   42,375,108  114,299,179
AXA Aggressive Allocation............................  367,836,931  449,903,776
AXA Balanced Strategy................................   22,503,926   52,871,135
AXA Conservative Allocation..........................  186,548,977  416,317,171
AXA Conservative Growth Strategy.....................   10,488,832   31,508,056
AXA Conservative Strategy............................   17,195,713   32,721,505
AXA Conservative-Plus Allocation.....................  132,757,708  310,213,666
AXA Global Equity Managed Volatility.................   28,190,925  202,419,009
AXA Growth Strategy..................................   49,984,937   79,305,334
AXA International Core Managed Volatility............   40,737,151  191,460,938
AXA International Value Managed Volatility...........   36,555,940   84,328,213
AXA Large Cap Core Managed Volatility................  103,740,692  287,584,566

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

4. Purchases and Sales of Portfolios (Concluded)

                                                    PURCHASES        SALES
                                                  -------------- --------------
AXA Large Cap Growth Managed Volatility.......... $   38,474,511 $  617,414,760
AXA Large Cap Value Managed Volatility...........     68,780,666    539,077,602
AXA Mid Cap Value Managed Volatility.............     51,970,688    232,647,396
AXA Moderate Allocation..........................    399,911,744    979,095,224
AXA Moderate Growth Strategy.....................     41,208,186     90,797,623
AXA Moderate-Plus Allocation.....................    785,812,139  1,341,666,221
AXA/Franklin Balanced Managed Volatility.........    191,597,855    118,808,918
AXA/Franklin Small Cap Value Managed Volatility..     14,001,814     41,185,742
AXA/Franklin Templeton Allocation Managed
 Volatility......................................     88,804,936    202,458,470
AXA/Mutual Large Cap Equity Managed Volatility...     15,202,481     38,684,214
AXA/Templeton Global Equity Managed Volatility...     57,878,346     48,282,448
EQ/AllianceBernstein Short Duration Government
 Bond............................................     57,311,889    184,777,429
EQ/AllianceBernstein Small Cap Growth............     91,190,083    118,517,231
EQ/Calvert Socially Responsible..................     21,323,327     23,465,547
EQ/Common Stock Index............................     43,903,917    141,300,456
EQ/Core Bond Index...............................    118,643,862    286,080,195
EQ/Equity 500 Index..............................    233,585,261    255,945,480
EQ/Gamco Mergers And Acquisitions................     28,985,387     42,454,287
EQ/Gamco Small Company Value.....................     83,060,631    194,352,141
EQ/Intermediate Government Bond..................     35,826,841     65,404,447
EQ/International Equity Index....................     88,896,478     78,373,425
EQ/Large Cap Growth Index........................    142,689,158     88,739,679
EQ/Large Cap Value Index.........................    110,965,523     79,706,289
EQ/Mid Cap Index.................................     58,064,600    150,333,515
EQ/Money Market..................................  2,760,411,535  2,932,255,883
EQ/Morgan Stanley Mid Cap Growth.................    118,864,328    138,424,446
EQ/Quality Bond PLUS.............................     69,437,344    269,054,678
EQ/Small Company Index...........................     77,930,302     97,436,713
Multimanager Technology..........................     96,615,996     82,390,987

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. The shares of Class K held by the Variable Investment Options as of December 31, 2014, are attributable to amounts retained in the Variable Investment Option by AXA Equitable. The amounts retained by AXA Equitable are also held in shares of Class A and B. All share classes issued by the Trusts are subject to fees for investment management and advisory services and other Portfolio expenses. Other classes of shares of the Portfolios that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.09% to a high of 1.37% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors")

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

5. Expenses and Related Party Transactions (Concluded)

   and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA Large Cap Value Managed Volatility, EQ/AllianceBernstein Short Duration Government Bond, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   In 2014, there were no reorganizations within the Variable Investment Options of the Account.

   On January 1, 2013 a reorganization relating to certain unit classes of the Variable Investment Options of Separate Account No. 49, occurred. A pro-rata portion of the assets and associated liabilities, with an aggregate value of units attributable to the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series were transferred from Separate Account No. 49 to Separate Account No. 70, and such units were transferred from the various investment options of Separate Account No. 49. The holders of such units were issued units of the corresponding Variable Investment Options of Separate Account No. 70 with the same mortality and expense charges, share class, units, net unit value, and related aggregate value, on the date of reorganization.

   THE MARKET VALUE AND SHARE CLASS OF EACH OF THE UNITS TRANSFERRED FROM EACH OF THE VARIABLE INVESTMENT OPTIONS ON THE DATE OF TRANSFER WAS AS FOLLOWS:

                                                                             ACCUMULATED UNIT
                                                                                  VALUE
                                                                             TRANSFERRED FROM
                                                                             SEPARATE ACCOUNT
                                                                    UNITS     49 TO SEPARATE
                                                                 TRANSFERRED    ACCOUNT 70
FUND                                                 SHARE CLASS   (000S)         (000S)
----                                               ------------- ----------- ----------------
All Asset Growth-Alt 20...........................      A             430        $  5,228
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio........................................      B             263           3,080
AllianceBernstein VPS International Growth
 Portfolio........................................      B             455           4,810
American Century VP Large Company Value...........   CLASS II         128           1,609
American Century VP Mid Cap Value Fund............   CLASS II         700           9,642
AXA 400 Managed Volatility........................      B           4,831          63,469
AXA 500 Managed Volatility........................      B          12,549         152,429
AXA 2000 Managed Volatility.......................      B           5,328          69,819
AXA Aggressive Allocation.........................      A           1,252          14,751
AXA Balanced Strategy.............................      B          63,621         744,243
AXA Conservative Growth Strategy..................      B          34,074         389,730
AXA Conservative Strategy.........................      B          24,526         269,970
AXA Global Equity Managed Volatility..............      A             345           3,856
AXA Global Equity Managed Volatility..............      B             223           4,731

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

                                                                             ACCUMULATED UNIT
                                                                                  VALUE
                                                                             TRANSFERRED FROM
                                                                             SEPARATE ACCOUNT
                                                                    UNITS     49 TO SEPARATE
                                                                 TRANSFERRED    ACCOUNT 70
FUND                                                 SHARE CLASS   (000S)         (000S)
----                                               ------------- ----------- ----------------
AXA Growth Strategy...............................       B          26,085      $  339,000
AXA International Core Managed Volatility.........       A             250           2,555
AXA International Core Managed Volatility.........       B             236           3,137
AXA International Managed Volatility..............       B          11,384         111,588
AXA International Value Managed Volatility........       A             371           3,701
AXA Large Cap Core Managed Volatility.............       B             138           1,627
AXA Large Cap Growth Managed Volatility...........       A             147           1,825
AXA Large Cap Growth Managed Volatility...........       B             388           5,822
AXA Large Cap Value Managed Volatility............       A             126           1,541
AXA Large Cap Value Managed Volatility............       B             237           2,760
AXA Mid Cap Value Managed Volatility..............       A              57             764
AXA Mid Cap Value Managed Volatility..............       B             196           3,077
AXA Moderate Allocation...........................       A           3,113          35,344
AXA Moderate Growth Strategy......................       B         178,809       2,092,361
AXA Moderate-PLUS Allocation......................       A           2,787          32,275
AXA Ultra Conservative Strategy...................       B              19             193
AXA/Franklin Balanced Managed Volatility..........       A             133           1,638
AXA/Franklin Balanced Managed Volatility..........       B             306           3,289
AXA/Franklin Small Cap Value Managed Volatility...       A             163           2,174
AXA/Franklin Small Cap Value Managed Volatility...       B             494           4,999
AXA/Franklin Templeton Allocation Managed
 Volatility.......................................       A             100           1,186
AXA/Franklin Templeton Allocation Managed
 Volatility.......................................       B             383           3,320
AXA/Loomis Sayles Growth..........................       A             664           8,237
AXA/Loomis Sayles Growth..........................       B             132           1,571
AXA/Mutual Large Cap Equity Managed Volatility....       A              85           1,023
AXA/Mutual Large Cap Equity Managed Volatility....       B             101             954
AXA/Templeton Global Equity Managed Volatility....       A             157           1,810
AXA/Templeton Global Equity Managed Volatility....       B             753           6,868
BlackRock Global Allocation V.I. Fund.............   CLASS III       3,309          37,203
BlackRock Large Cap Growth V.I. Fund..............   CLASS III         490           6,031
Charter/SM/ Multi-Sector Bond.....................       B             186           2,430
Charter/SM/ Small Cap Growth......................       B             693           4,130
Charter/SM/ Small Cap Value.......................       B             302           4,320
EQ/AllianceBernstein Dynamic Wealth Strategies....       B          33,559         338,570
EQ/AllianceBernstein Small Cap Growth.............       A             408           6,446
EQ/AllianceBernstein Small Cap Growth.............       B             367           6,970
EQ/BlackRock Basic Value Equity...................       A           2,719          33,524
EQ/Boston Advisors Equity Income..................       A             438           5,808
EQ/Boston Advisors Equity Income..................       B             840           3,486
EQ/Calvert Socially Responsible...................       B              63             655
EQ/Capital Guardian Research......................       A             146           2,072
EQ/Capital Guardian Research......................       B             242           3,368
EQ/Common Stock Index.............................       A             223           2,984
EQ/Core Bond Index................................       B          26,138         285,770
EQ/Equity 500 Index...............................       A           1,409          18,589
EQ/Equity Growth PLUS.............................       B             325           4,738
EQ/GAMCO Mergers And Acquisitions.................       A             440           5,037
EQ/GAMCO Small Company Value......................       A           3,452          53,045

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

                                                                               ACCUMULATED UNIT
                                                                                    VALUE
                                                                               TRANSFERRED FROM
                                                                               SEPARATE ACCOUNT
                                                                      UNITS     49 TO SEPARATE
                                                                   TRANSFERRED    ACCOUNT 70
FUND                                                  SHARE CLASS    (000S)         (000S)
----                                               --------------- ----------- ----------------
EQ/Global Bond PLUS...............................        A             420        $  4,579
EQ/Global Bond PLUS...............................        B             369           4,578
EQ/Intermediate Government Bond...................        B          12,015         128,831
EQ/International Equity Index.....................        A             244           2,520
EQ/International ETF..............................        A             301           3,191
EQ/Invesco Comstock...............................        A             185           2,431
EQ/Invesco Comstock...............................        B              97           1,119
EQ/JPMorgan Value Opportunities...................        A             293           3,572
EQ/JPMorgan Value Opportunities...................        B              98           1,311
EQ/Large Cap Growth Index.........................        A             408           5,559
EQ/Large Cap Value Index..........................        A             195           2,562
EQ/MFS International Growth.......................        A             454           5,464
EQ/MFS International Growth.......................        B             449           4,978
EQ/Mid Cap Index..................................        A             368           5,341
EQ/Money Market...................................        A           2,080          19,879
EQ/Money Market...................................        B           1,258          19,160
EQ/Morgan Stanley Mid Cap Growth..................        A           1,342          17,512
EQ/Morgan Stanley Mid Cap Growth..................        B             590           9,649
EQ/Oppenheimer Global.............................        A             849          10,538
EQ/Oppenheimer Global.............................        B             287           3,199
EQ/PIMCO Ultra Short Bond.........................        A           1,581          15,507
EQ/PIMCO Ultra Short Bond.........................        B             127           1,248
EQ/Quality Bond PLUS..............................        B           1,489          18,634
EQ/Small Company Index............................        A             309           4,462
EQ/T. Rowe Price Growth Stock.....................        A           1,130          15,272
EQ/T. Rowe Price Growth Stock.....................        B             734           8,074
EQ/UBS Growth & Income............................        B             675           2,751
EQ/Wells Fargo Omega Growth.......................        B           2,020          23,148
Fidelity(R) VIP Asset Manager: Growth Portfolio... SERVICE CLASS 2       78             956
Fidelity(R) VIP Contrafund(R) Portfolio........... SERVICE CLASS 2    2,364          30,979
Fidelity(R) VIP Freedom 2015 Portfolio............ SERVICE CLASS 2       70             745
Fidelity(R) VIP Freedom 2020 Portfolio............ SERVICE CLASS 2       65             686
Fidelity(R) VIP Freedom 2025 Portfolio............ SERVICE CLASS 2       34             359
Fidelity(R) VIP Freedom 2030 Portfolio............ SERVICE CLASS 2       31             322
Fidelity(R) VIP Mid Cap Portfolio................. SERVICE CLASS 2      994          12,706
Fidelity(R) VIP Strategic Income Portfolio........ SERVICE CLASS 2    2,015          24,497
Franklin Founding Funds Allocation VIP Fund.......     CLASS 2          158           1,847
Franklin Income VIP Fund..........................     CLASS 2          795           9,657
Franklin Mutual Shares VIP Fund...................     CLASS 2          593           6,989
Franklin Strategic Income VIP Fund................     CLASS 2        1,359          16,934
Goldman Sachs VIT Mid Cap Value Fund.............. SERVICE SHARES       597           8,246
Guggenheim VT Managed Futures Strategy Fund.......  COMMON SHARES        82             646
Guggenheim VT Multi-Hedge Strategies Fund.........  COMMON SHARES        60             565
Invesco V.I. Diversified Dividend Fund............    SERIES II         179           2,187
Invesco V.I. Global Real Estate Fund..............    SERIES II       1,830          25,034
Invesco V.I. High Yield Fund......................    SERIES II         401           4,476
Invesco V.I. International Growth Fund............    SERIES II       1,047          12,414
Invesco V.I. Mid Cap Core Equity Fund.............    SERIES II         278           3,258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

                                                                              ACCUMULATED UNIT
                                                                                   VALUE
                                                                              TRANSFERRED FROM
                                                                              SEPARATE ACCOUNT
                                                                     UNITS     49 TO SEPARATE
                                                                  TRANSFERRED    ACCOUNT 70
FUND                                                 SHARE CLASS    (000S)         (000S)
----                                               -------------- ----------- ----------------
Invesco V.I. Small Cap Equity Fund................   SERIES II         219        $ 3,223
Invesco Van Kampen V.I. American Franchise Fund...   SERIES II          27            367
Ivy Funds VIP Asset Strategy...................... COMMON SHARES     1,025         10,827
Ivy Funds VIP Dividend Opportunities.............. COMMON SHARES       736          8,977
Ivy Funds VIP Energy.............................. COMMON SHARES       885          9,829
Ivy Funds VIP Global Natural Resources............ COMMON SHARES       915          8,488
Ivy Funds VIP High Income......................... COMMON SHARES     2,440         34,445
Ivy Funds VIP Mid Cap Growth...................... COMMON SHARES       988         14,646
Ivy Funds VIP Science And Technology.............. COMMON SHARES       759         10,482
Ivy Funds VIP Small Cap Growth.................... COMMON SHARES       490          6,004
Lazard Retirement Emerging Markets Equity
 Portfolio........................................ SERVICE SHARES    3,427         41,109
Lord Abbett Series Fund -- Bond Debenture
 Portfolio........................................   VC SHARES         210          2,338
Lord Abbett Series Fund -- Classic Stock Portfolio   VC SHARES         157          1,553
Lord Abbett Series Fund -- Growth Opportunities
 Portfolio........................................   VC SHARES         118          1,105
MFS(R) International Value Portfolio.............. SERVICE CLASS     1,708         20,430
MFS(R) Investors Growth Stock Series.............. SERVICE CLASS       309          4,049
MFS(R) Investors Trust Series..................... SERVICE CLASS       286          3,637
MFS(R) Technology Portfolio....................... SERVICE CLASS       351          4,792
MFS(R) Utilities Series........................... SERVICE CLASS       652          8,997
Multimanager Aggressive Equity....................       B             302          4,626
Multimanager Core Bond............................       B           4,216         58,877
Multimanager Mid Cap Growth.......................       B             336          4,630
Multimanager Mid Cap Value........................       B             226          3,490
Multimanager Technology...........................       B             385          5,150
PIMCO Commodityrealreturn(R) Strategy Portfolio... ADVISOR CLASS     1,225         14,964
PIMCO Emerging Markets Bond Portfolio............. ADVISOR CLASS     1,069         14,404
PIMCO Real Return Portfolio....................... ADVISOR CLASS     4,008         50,076
PIMCO VIT Total Return Portfolio.................. ADVISOR CLASS     6,826         79,789
Profund VP Bear................................... COMMON SHARES       123            709
Profund VP Biotechnology.......................... COMMON SHARES       278          4,227
T. Rowe Price Health Sciences Portfolio-II........    CLASS II         635         10,684
Templeton Developing Markets VIP Fund.............    CLASS 2          462          5,098
Templeton Foreign VIP Fund........................    CLASS 2          459          5,072
Templeton Global Bond VIP Fund....................    CLASS 2        4,782         60,048
Templeton Growth VIP Fund.........................    CLASS 2          105          1,182
Van Eck VIP Global Hard Assets Fund............... CLASS S SHARES    1,800         19,612

   Starting in June 2013, several Portfolio substitutions occurred within the Trusts. Contractowners of the Removed Portfolios redeemed shares through an in-kind redemption of securities and currency and contributed the securities and currency to the Surviving Portfolios. The transactions were treated as a sale on the date of the redemption in-kind, resulting in the Removed Portfolios generating realized gains or losses based on the values of the Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)


------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/MFS INTERNATIONAL GROWTH          AXA INTERNATIONAL
                                MULTIMANAGER INTERNATIONAL EQUITY    CORE MANAGED
                                                                     VOLATILITY
------------------------------------------------------------------------------------------
                                EQ/MFS INTERNATIONAL GROWTH
Shares -- Class B                                        56,716,449
Value -- Class B                $                              6.62
Net Assets Before Substitution  $                       375,630,043
Net Assets After Substitution   $                                --
Realized Gain                   $                        34,194,159
                                MULTIMANAGER INTERNATIONAL EQUITY
Shares -- Class B                                        31,719,259          143,927,162
Value -- Class B                $                             10.35  $              8.90
Net Assets Before Substitution  $                       328,428,361  $       577,438,040
Net Assets After Substitution   $                                --  $     1,281,496,444
Realized Loss                   $                       (36,286,662)
------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/CAPITAL GUARDIAN RESEARCH         AXA LARGE CAP CORE
                                EQ/DAVIS NEW YORK VENTURE            MANAGED VOLATILITY
                                EQ/LORD ABBETT LARGE CAP CORE
                                EQ/UBS GROWTH AND INCOME
                                MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------
                                EQ/CAPITAL GUARDIAN RESEARCH
Shares -- Class B                                        56,250,609
Value -- Class B                $                             16.02
Net Assets Before Substitution  $                       900,996,326
Net Assets After Substitution   $                                --
Realized Gain                   $                       153,628,257
                                EQ/DAVIS NEW YORK VENTURE
Shares -- Class B                                        26,890,522
Value -- Class B                $                             11.72
Net Assets Before Substitution  $                       315,253,123
Net Assets After Substitution   $                                --
Realized Gain                   $                        80,625,020
                                EQ/LORD ABBETT LARGE CAP CORE
Shares -- Class B                                        12,346,231
Value -- Class B                $                             13.95
Net Assets Before Substitution  $                       172,178,599
Net Assets After Substitution   $                                --
Realized Gain                   $                        29,732,227
                                EQ/UBS GROWTH AND INCOME
Shares -- Class B                                        11,987,431
Value -- Class B                $                              7.42
Net Assets Before Substitution  $                        88,927,428
Net Assets After Substitution   $                                --
Realized Gain                   $                        17,263,860
                                MULTIMANAGER LARGE CAP CORE EQUITY
Shares -- Class B                                        10,908,192          227,137,537
Value -- Class B                $                             11.99  $              7.77
Net Assets Before Substitution  $                       130,792,331  $       155,757,327
Net Assets After Substitution   $                                --  $     1,763,905,134
Realized Gain                   $                        25,614,218
------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO               SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------
 JUNE 21, 2013                  EQ/T.ROWE PRICE GROWTH STOCK    AXA LARGE CAP GROWTH
                                EQ/WELLS FARGO OMEGA GROWTH     MANAGED VOLATILITY
----------------------------------------------------------------------------------------------
                                EQ/T. ROWE PRICE GROWTH STOCK
Shares -- Class B                                    17,905,986
Value -- Class B                $                         26.13
Net Assets Before Substitution  $                   467,968,149
Net Assets After Substitution   $                            --
Realized Gain                   $                   108,517,065
                                EQ/WELLS FARGO OMEGA GROWTH
Shares -- Class B                                    51,103,600                   81,337,282
Value -- Class B                $                         12.20 $                      20.11
Net Assets Before Substitution  $                   623,333,532 $                544,161,710
Net Assets After Substitution   $                            -- $              1,635,463,391
Realized Gain                   $                    96,153,745
----------------------------------------------------------------------------------------------
 JULY 12, 2013                  CHARTER/SM/ SMALL CAP GROWTH    AXA 2000 MANAGED VOLATILITY
                                CHARTER/SM/ SMALL CAP VALUE
----------------------------------------------------------------------------------------------
                                CHARTER/SM/ SMALL CAP GROWTH
Shares -- Class B                                    19,761,014
Value -- Class B                $                         10.57
Net Assets Before Substitution  $                   208,789,696
Net Assets After Substitution   $                            --
Realized Gain                   $                    54,997,208
                                CHARTER/SM/ SMALL CAP VALUE
Shares -- Class B                                    30,917,029                   35,289,519
Value -- Class B                $                         14.27 $                      18.48
Net Assets Before Substitution  $                   441,184,140 $                  2,327,863
Net Assets After Substitution   $                            -- $                652,301,699
Realized Gain                   $                    90,059,891
----------------------------------------------------------------------------------------------
 JULY 12, 2013                  EQ/EQUITY GROWTH PLUS           AXA LARGE CAP GROWTH
                                EQ/MONTAG & CALDWELL GROWTH     MANAGED VOLATILITY
                                MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------
                                EQ/EQUITY GROWTH PLUS
Shares -- Class B                                    59,793,118
Value -- Class B                $                         18.46
Net Assets Before Substitution  $                 1,103,808,868
Net Assets After Substitution   $                            --
Realized Gain                   $                   197,691,784
                                EQ/MONTAG & CALDWELL GROWTH
Shares -- Class B                                    20,957,765
Value -- Class B                $                          8.01
Net Assets Before Substitution  $                   167,910,886
Net Assets After Substitution   $                            --
Realized Gain                   $                    47,204,560
                                MULTIMANAGER AGGRESSIVE EQUITY
Shares -- Class B                                    14,972,537                  163,241,089
Value -- Class B                $                         34.16 $                      21.46
Net Assets Before Substitution  $                   511,454,618 $              1,719,222,510
Net Assets After Substitution   $                            -- $              3,502,396,882
Realized Gain                   $                   151,355,584
----------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO               SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP GROWTH     AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------
Shares -- Class B                                   30,555,108                   19,139,049
Value -- Class B                $                        11.85  $                     19.18
Net Assets Before Substitution  $                  362,184,929  $                 4,816,214
Net Assets After Substitution   $                           --  $               367,001,143
Realized Gain                   $                  103,506,737
---------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/PIMCO ULTRA SHORT BOND       EQ/ALLIANCEBERNSTEIN SHORT
                                                                DURATION GOVERNMENT BOND
---------------------------------------------------------------------------------------------
Shares -- Class B                                   93,194,049                   94,420,059
Value -- Class B                $                         9.97  $                      9.98
Net Assets Before Substitution  $                  928,717,691  $                13,168,537
Net Assets After Substitution   $                           --  $               941,886,228
Realized Loss                   $                     (973,048)
---------------------------------------------------------------------------------------------
 JULY 19, 2013                  EQ/OPPENHEIMER GLOBAL           AXA GLOBAL EQUITY MANAGED
                                                                VOLATILITY
---------------------------------------------------------------------------------------------
Shares -- Class B                                   26,279,506                   90,944,036
Value -- Class B                $                        12.87  $                     13.61
Net Assets Before Substitution  $                  338,171,718  $               899,319,775
Net Assets After Substitution   $                           --  $             1,237,491,493
Realized Gain                   $                   60,967,642
---------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER MID CAP VALUE      AXA MID CAP VALUE MANAGED
                                                                VOLATILITY
---------------------------------------------------------------------------------------------
Shares -- Class B                                   32,342,858                  116,104,607
Value -- Class B                $                        12.11  $                     12.74
Net Assets Before Substitution  $                  391,620,468  $             1,087,751,713
Net Assets After Substitution   $                           --  $             1,479,372,181
Realized Gain                   $                  108,370,812
---------------------------------------------------------------------------------------------
 JULY 19, 2013                  MULTIMANAGER CORE BOND          EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------
Shares -- Class B                                  118,977,664                  195,855,475
Value -- Class B                $                        10.00  $                      8.42
Net Assets Before Substitution  $                1,190,141,455  $               459,918,702
Net Assets After Substitution   $                           --  $             1,650,060,157
Realized Loss                   $                  (69,359,682)
---------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/GLOBAL BOND PLUS             EQ/CORE BOND INDEX
                                CHARTER/SM/ MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------
                                EQ/GLOBAL BOND PLUS
Shares -- Class B                                   44,102,695
Value -- Class B                $                         9.58
Net Assets Before Substitution  $                  422,585,732
Net Assets After Substitution   $                           --
Realized Loss                   $                  (17,384,443)
                                CHARTER/SM/ MULTI-SECTOR BOND
Shares -- Class B                                  146,155,543                  193,861,763
Value -- Class B                $                         3.97  $                     10.01
Net Assets Before Substitution  $                  580,266,266  $               937,865,085
Net Assets After Substitution   $                           --  $             1,940,717,083
Realized Loss                   $                  (21,484,414)
---------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------------------
                                REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------------
 JULY 26, 2013                  EQ/BLACKROCK BASIC VALUE EQUITY   AXA LARGE CAP VALUE MANAGED VOLATILITY
                                EQ/BOSTON ADVISORS EQUITY INCOME
                                EQ/INVESCO COMSTOCK
                                EQ/JPMORGAN VALUE OPPORTUNITIES
                                MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------
                                EQ/BLACKROCK BASIC VALUE EQUITY
Shares -- Class B                                      52,127,528
Value -- Class B                $                           18.42
Net Assets Before Substitution  $                     960,411,282
Net Assets After Substitution   $                              --
Realized Gain                   $                     274,455,295
                                EQ/BOSTON ADVISORS EQUITY INCOME
Shares -- Class B                                      44,437,350
Value -- Class B                $                            7.11
Net Assets Before Substitution  $                     315,781,029
Net Assets After Substitution   $                              --
Realized Gain                   $                      78,434,919
                                EQ/INVESCO COMSTOCK
Shares -- Class B                                      25,000,993
Value -- Class B                $                           13.34
Net Assets Before Substitution  $                     333,552,363
Net Assets After Substitution   $                              --
Realized Gain                   $                      86,940,549
                                EQ/JPMORGAN VALUE OPPORTUNITIES
Shares -- Class B                                      21,219,695
Value -- Class B                $                           13.09
Net Assets Before Substitution  $                     277,734,288
Net Assets After Substitution   $                              --
Realized Gain                   $                      54,180,046
                                MULTIMANAGER LARGE CAP VALUE
Shares -- Class B                                      27,915,184                             253,500,418
Value -- Class B                $                           12.72 $                                 13.27
Net Assets Before Substitution  $                     355,189,397 $                         1,120,341,246
Net Assets After Substitution   $                              -- $                         3,363,009,605
Realized Gain                   $                      82,990,178
-----------------------------------------------------------------------------------------------------------

7. Contractowner Charges
   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997.     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997.............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000...........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002...........     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0...........................     0.80%          0.30%         0.20%      1.30%     1.30%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Continued)

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator Elite, Plus, Select.........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II...................................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002.....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002.......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003..     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.....................................     0.70%          0.25%           --       0.95%     0.95%

Structured Capital Strategies Series B/(2)/.............     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/...........     0.65%            --            --       0.65%     0.65%

Structure Capital Strategies Series C/(2)/..............     1.65%            --            --       1.65%     1.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10 and         Unit liquidation from
                                                                thereafter.                              account value

                                                                HIGH - 8% in contract years 1 and 2.
                                                                The charge is 7% in contract years 3
                                                                and 4, and declines 1% each contract
                                                                year until it reaches 0% in contract
                                                                year 10.

                                                                *  Note - Depending on the contract
                                                                   and/or certain elections made under
                                                                   the contract, the withdrawal charge
                                                                   may or may not apply.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                AMOUNT DEDUCTED             HOW DEDUCTED
                -------                        -----------                ---------------              ------------

BaseBuilder benefit charge              Annually on each contract  0.30%                          Unit liquidation from
                                        date anniversary.                                         account value

Protection Plus                         Annually on each contract  LOW - 0.20%                    Unit liquidation from
                                        date anniversary.          HIGH - 0.35%.                  account value

Guaranteed minimum death benefit
options:

Annual ratchet to age 85                Annually on each contract  LOW - 0.20% of the Annual      Unit liquidation from
                                        date anniversary.          ratchet to age 85 benefit base account value
                                                                   HIGH - 0.35% of the Annual
                                                                   ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or      Annually on each contract  1.00% of the greater of 4%
Annual ratchet to age 85                date anniversary           roll-up to age 85 or Annual
                                                                   ratchet to age 85 benefit
                                                                   base (max to 1.15%)

Greater of 5% rollup to age 85 or       Annually on each contract  LOW - 0.50% of the greater of  Unit liquidation from
annual ratchet to age 85                date anniversary.          5% roll-up to age 85 or        account value
                                                                   annual ratchet to age 85
                                                                   benefit base
                                                                   HIGH - 1.00 % of 5% roll-up
                                                                   to age 85 or Annual ratchet
                                                                   to age 85 benefit base

6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80
                                                                   (or 70) benefit base

6% rollup to age 85                     Annually on each contract  LOW - 0.35% of the 6% roll-up  Unit liquidation from
                                        date anniversary.          to age 85 benefit base         account value
                                                                   HIGH - 0.45% of the 6%
                                                                   roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract  LOW - 0.45% of the 6% roll-up  Unit liquidation from
age 85 or annual ratchet to age 85      date anniversary.          to age 85 benefit base or the  account value
                                                                   Annual ratchet to age 85
                                                                   benefit base,
                                                                   as applicable
                                                                   HIGH - 1.10% of the 6.5%, 6%
                                                                   or 3% roll-up to age 85
                                                                   benefit base or the Annual
                                                                   ratchet to age 85 benefit
                                                                   base, as applicable

Greater of 5% rollup to owner's age 80                             LOW - 0.80% (max 0.95%) of
or Annual ratchet to owner's age 80                                the 5% roll-up to age 80
                                                                   benefit base or the annual
                                                                   ratchet benefit base, as
                                                                   applicable
                                                                   HIGH - 1.25% (max 1.25%) of
                                                                   the 5% roll-up to age 80
                                                                   benefit base or the annual
                                                                   ratchet benefit base, as
                                                                   applicable

Greater of compounded annual roll-up                               LOW - 0.80% (max 0.95%) of
to age 85 or annual ratchet to age 85                              the roll-up to age 85 benefit
                                                                   base or annual ratchet to age
                                                                   85 benefit base, as applicable
                                                                   HIGH - 1.05% (max 1.05%) of
                                                                   the roll-up to age 85 benefit
                                                                   base or annual ratchet to age
                                                                   85 benefit base, as applicable

Greater of GMDB I                       Annually on each contract  GMDB I election: 0.80% (max    Unit liquidation from
Greater of GMDB II                      date anniversary           1.05%)                         account value
                                                                   GMDB II election: 1.00% (max
                                                                   1.25%)

Greater of GMIB I                       Annually on each contract  GMIB I election: 0.80% (max    Unit liquidation from
Greater of GMIB II                      date anniversary           1.20%)                         account value
                                                                   GMIB II election: 1.00% (max
                                                                   1.40%)

Guaranteed Withdrawal Benefit for Life  Annually on each contract  0.30%                          Unit liquidation from
Enhanced Death Benefit                  date anniversary                                          account value

Earnings Enhancement Benefit            Annually on each contract  0.35%                          Unit liquidation from
(additional death benefit)              date anniversary                                          account value

Guaranteed Minimum Income Benefit       Annually on each contract  LOW - 0.45%                    Unit liquidation from
                                        date anniversary.          HIGH - 1.15% (max 1.30%)       account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Concluded)

                                                  WHEN CHARGE
                CHARGES                           IS DEDUCTED                      AMOUNT DEDUCTED
                 -------                          -----------                      ---------------

Guaranteed Principal Benefit              Annually on first 10         LOW - 100% Guaranteed Principal Benefit
                                          contract date anniversaries  - 0.50%
                                                                       HIGH - 125% Guaranteed Principal
                                                                       Benefit - 0.75%

Guaranteed Withdrawal Benefit             Annually on each contract    LOW - 5% Withdrawal Option is 0.35%
                                          date anniversary             (max 0.60%)
                                                                       HIGH - 7% Withdrawal Option is 0.50%
                                                                       (max 0.80%)

Net Loan Interest charge for Rollover     Netted against loan          2.00%
                                          repayment

Retirement Income for Life Benefit        Annually on contract date    LOW - 0.60% for Single life
charge                                    anniversary                      0.75% for Joint life
                                                                       HIGH - 0.75% for Single life
                                                                           0.90% for Joint life

Guaranteed Withdrawal Benefit for Life    Annually on each contract    LOW - 0.60% for Single life;
(GWBL)                                    date anniversary                 0.75% for Joint life
                                                                       HIGH - 0.80% for Single life;
                                                                           0.95% for Joint life

Death benefit under converted GWBL        Annually on each contract    The GMDB charge in effect prior to
                                          anniversary date             conversion will be deducted. Note -
                                                                       Charge will vary depending on
                                                                       combination GMDB elections.

Converted Guaranteed withdrawal           Upon initial conversion and  Single and Joint life - charge is equal
benefit for life charge                   annually on each contract    to the percentage of Guaranteed minimum
                                          date anniversary thereafter  income benefit base charge deducted as the Guaranteed minimum income benefit
                                                                       charge on the conversion effective
                                                                       date. Annual ratchets may increase the
                                                                       charge to a percentage equal to the
                                                                       maximum charge for the Guaranteed
                                                                       minimum income benefit.

Charge for each additional transfer in    At time of transaction       Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction       Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction       Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction       Current and Maximum Charge: $35


Check preparation charge                  At time of transaction       Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction       Maximum Charge: $125. Current charge:
exchange                                                               $65.

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

LOW - 100% Guaranteed Principal Benefit  Unit liquidation from
- 0.50%                                  account value
HIGH - 125% Guaranteed Principal
Benefit - 0.75%

LOW - 5% Withdrawal Option is 0.35%      Unit liquidation from
(max 0.60%)                              account value
HIGH - 7% Withdrawal Option is 0.50%
(max 0.80%)

2.00%                                    Unit liquidation from
             account value

LOW - 0.60% for Single life              Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life
    0.90% for Joint life

LOW - 0.60% for Single life;             Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.80% for Single life;
    0.95% for Joint life

The GMDB charge in effect prior to       Unit liquidation from
conversion will be deducted. Note -      account value
Charge will vary depending on
combination GMDB elections.

Single and Joint life - charge is equal Unit liquidation of to the percentage of Guaranteed minimum account value income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.

Maximum Charge $35 Current Charge $0     Unit liquidation from
 account value



Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Current and Maximum Charge: $90          Unit liquidation from
                                         account value

Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Maximum Charge: $125. Current charge:    Unit liquidation from
$65.                                     account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
AXA 400 MANAGED VOLATILITY(Q)
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $12.16             --                  --             --         7.80%
          Highest contract charge 1.90% Class B      $11.97             --                  --             --         6.78%
          All contract charges                           --         28,178          $  339,704           0.39%          --
    2013  Lowest contract charge 0.95% Class B       $11.28             --                  --             --        10.16%
          Highest contract charge 1.90% Class B      $11.21             --                  --             --         9.47%
          All contract charges                           --         32,380          $  364,050           0.21%          --
2012(ac)  Lowest contract charge 0.65% Class B       $11.19             --                  --             --        15.72%
          Highest contract charge 1.70% Class B      $13.04             --                  --             --        14.49%
          All contract charges                           --          4,830          $   63,475           0.23%          --
2011(ac)  Lowest contract charge 0.65% Class B(a)    $ 9.67             --                  --             --       (11.93)%
          Highest contract charge 1.70% Class B      $11.39             --                  --             --        (9.75)%
          All contract charges                           --          3,936          $   45,056           0.05%          --
2010(ac)  Lowest contract charge 1.30% Class B       $12.68             --                  --             --        21.34%
          Highest contract charge 1.70% Class B      $12.62             --                  --             --        20.88%
          All contract charges                           --          1,775          $   22,475             --           --
AXA 2000 MANAGED VOLATILITY(L)(M)
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $12.35             --                  --             --         3.09%
          Highest contract charge 1.90% Class B      $12.15             --                  --             --         2.10%
          All contract charges                           --         47,930          $  587,010           0.14%          --
    2013  Lowest contract charge 0.95% Class B       $11.98             --                  --             --        16.09%
          Highest contract charge 1.90% Class B      $11.90             --                  --             --        15.31%
          All contract charges                           --         55,799          $  666,178           0.13%          --
2012(ac)  Lowest contract charge 0.65% Class B       $10.89             --                  --             --        14.75%
          Highest contract charge 1.70% Class B      $13.00             --                  --             --        13.44%
          All contract charges                           --          5,328          $   69,826           0.33%          --
2011(ac)  Lowest contract charge 0.65% Class B(a)    $ 9.49             --                  --             --       (13.81)%
          Highest contract charge 1.70% Class B      $11.46             --                  --             --       (12.05)%
          All contract charges                           --          4,308          $   49,629           0.03%          --
2010(ac)  Lowest contract charge 1.30% Class B       $13.09             --                  --             --        21.77%
          Highest contract charge 1.70% Class B      $13.03             --                  --             --        21.32%
          All contract charges                           --          1,905          $   24,898           0.08%          --
AXA AGGRESSIVE ALLOCATION
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $16.03             --                  --             --         3.75%
          Highest contract charge 1.90% Class B      $14.43             --                  --             --         2.70%
          All contract charges                           --        168,969          $2,734,776           1.52%          --
    2013  Lowest contract charge 0.95% Class B       $15.45             --                  --             --        25.20%
          Highest contract charge 1.90% Class B      $14.05             --                  --             --        24.01%
          All contract charges                           --        189,765          $2,977,598           2.41%          --
2012(ac)  Lowest contract charge 1.15% Class B       $12.12             --                  --             --        12.85%
          Highest contract charge 1.90% Class B      $11.33             --                  --             --        12.07%
          All contract charges                           --        208,959          $2,632,730           0.83%          --
2011(ac)  Lowest contract charge 1.15% Class B       $10.74             --                  --             --        (8.60)%
          Highest contract charge 1.90% Class B      $10.11             --                  --             --        (9.33)%
          All contract charges                           --        231,299          $2,591,021           1.24%          --
2010(ac)  Lowest contract charge 0.50% Class B       $12.29             --                  --             --        12.55%
          Highest contract charge 1.90% Class B      $11.15             --                  --             --        10.95%
          All contract charges                           --        250,059          $3,071,781           1.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
AXA BALANCED STRATEGY
          Unit Value 1.30% to 1.70%*
    2014  Lowest contract charge 1.30% Class B     $14.61             --                  --             --         3.03%
          Highest contract charge 1.70% Class B    $14.28             --                  --             --         2.66%
          All contract charges                         --         34,424          $  500,035           1.07%          --
    2013  Lowest contract charge 1.30% Class B     $14.18             --                  --             --        12.18%
          Highest contract charge 1.70% Class B    $13.91             --                  --             --        11.73%
          All contract charges                         --         37,063          $  523,023           1.88%          --
2012(ac)  Lowest contract charge 1.30% Class B     $11.31             --                  --             --         7.10%
          Highest contract charge 1.70% Class B    $11.17             --                  --             --         6.69%
          All contract charges                         --        102,120          $1,228,875           0.83%          --
2011(ac)  Lowest contract charge 1.30% Class B     $10.56             --                  --             --        (3.65)%
          Highest contract charge 1.70% Class B    $10.47             --                  --             --        (4.03)%
          All contract charges                         --         77,122          $  864,298           1.41%          --
2010(ac)  Lowest contract charge 1.30% Class B     $10.96             --                  --             --         8.62%
          Highest contract charge 1.70% Class B    $10.91             --                  --             --         8.13%
          All contract charges                         --         43,235          $  508,706           2.00%          --
AXA CONSERVATIVE ALLOCATION
          Unit Value 1.15% to 1.80%*
    2014  Lowest contract charge 1.15% Class B     $12.67             --                  --             --         1.44%
          Highest contract charge 1.80% Class B    $11.79             --                  --             --         0.77%
          All contract charges                         --        105,431          $1,329,811           0.81%          --
    2013  Lowest contract charge 1.15% Class B     $12.49             --                  --             --         3.14%
          Highest contract charge 1.80% Class B    $11.70             --                  --             --         2.45%
          All contract charges                         --        126,099          $1,573,697           0.82%          --
    2012  Lowest contract charge 1.15% Class B     $12.11             --                  --             --         3.42%
          Highest contract charge 1.90% Class B    $11.32             --                  --             --         2.63%
          All contract charges                         --        166,195          $2,017,786           0.84%          --
    2011  Lowest contract charge 1.15% Class B     $11.71             --                  --             --         0.69%
          Highest contract charge 1.90% Class B    $11.03             --                  --             --         0.00%
          All contract charges                         --        170,929          $2,014,227           1.74%          --
    2010  Lowest contract charge 1.15% Class B     $12.16             --                  --             --         6.67%
          Highest contract charge 1.90% Class B    $11.03             --                  --             --         5.25%
          All contract charges                         --        167,849          $1,970,907           2.11%          --
AXA CONSERVATIVE GROWTH STRATEGY
          Unit Value 1.30% to 1.70%*
    2014  Lowest contract charge 1.30% Class B     $13.82             --                  --             --         2.45%
          Highest contract charge 1.70% Class B    $13.51             --                  --             --         2.04%
          All contract charges                         --         15,121          $  207,400           0.96%          --
    2013  Lowest contract charge 1.30% Class B     $13.49             --                  --             --         9.14%
          Highest contract charge 1.70% Class B    $13.24             --                  --             --         8.70%
          All contract charges                         --         16,819          $  225,420           1.55%          --
2012(ac)  Lowest contract charge 0.65% Class B     $10.41             --                  --             --         6.55%
          Highest contract charge 1.70% Class B    $11.02             --                  --             --         5.45%
          All contract charges                         --         52,553          $  617,051           0.85%          --
2011(ac)  Lowest contract charge 1.30% Class B     $10.55             --                  --             --        (2.68)%
          Highest contract charge 1.70% Class B    $10.45             --                  --             --        (3.15)%
          All contract charges                         --         41,147          $  456,027           1.49%          --
2010(ac)  Lowest contract charge 1.30% Class B     $10.84             --                  --             --         7.75%
          Highest contract charge 1.70% Class B    $10.79             --                  --             --         7.36%
          All contract charges                         --         24,643          $  283,665           1.91%          --
AXA CONSERVATIVE STRATEGY
          Unit Value 1.30% to 1.70%*
    2014  Lowest contract charge 1.30% Class B     $12.06             --                  --             --         1.26%
          Highest contract charge 1.70% Class B    $11.79             --                  --             --         0.86%
          All contract charges                         --          9,908          $  118,588           0.71%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
AXA CONSERVATIVE STRATEGY (CONTINUED)
    2013  Lowest contract charge 1.30% Class B       $11.91             --                  --             --         3.03%
          Highest contract charge 1.70% Class B      $11.69             --                  --             --         2.63%
          All contract charges                           --         11,206          $  132,622           0.96%          --
2012(ac)  Lowest contract charge 0.65% Class B       $10.24             --                  --             --         3.75%
          Highest contract charge 1.70% Class B      $10.70             --                  --             --         2.69%
          All contract charges                           --         38,516          $  430,809           0.91%          --
2011(ac)  Lowest contract charge 0.65% Class B(a)    $ 9.87             --                  --             --        (0.50)%
          Highest contract charge 1.70% Class B      $10.42             --                  --             --        (0.95)%
          All contract charges                           --         28,161          $  305,265           1.76%          --
2010(ac)  Lowest contract charge 1.30% Class B       $10.57             --                  --             --         5.91%
          Highest contract charge 1.70% Class B      $10.52             --                  --             --         5.41%
          All contract charges                           --         15,143          $  166,345           2.01%          --
AXA CONSERVATIVE-PLUS ALLOCATION
          Unit Value 1.15% to 1.90%*
    2014  Lowest contract charge 1.15% Class B       $13.40             --                  --             --         1.98%
          Highest contract charge 1.90% Class B      $12.33             --                  --             --         1.23%
          All contract charges                           --         97,797          $1,324,016           0.94%          --
    2013  Lowest contract charge 1.15% Class B       $13.14             --                  --             --         8.96%
          Highest contract charge 1.90% Class B      $12.18             --                  --             --         8.07%
          All contract charges                           --        114,476          $1,525,429           1.29%          --
2012(ac)  Lowest contract charge 1.15% Class B       $12.06             --                  --             --         6.16%
          Highest contract charge 1.90% Class B      $11.27             --                  --             --         5.33%
          All contract charges                           --        135,588          $1,663,753           0.80%          --
2011(ac)  Lowest contract charge 1.15% Class B       $11.36             --                  --             --        (1.82)%
          Highest contract charge 1.90% Class B      $10.70             --                  --             --        (2.55)%
          All contract charges                           --        141,974          $1,647,589           1.50%          --
2010(ac)  Lowest contract charge 0.50% Class B       $12.11             --                  --             --         8.51%
          Highest contract charge 1.90% Class B      $10.98             --                  --             --         7.02%
          All contract charges                           --        149,637          $1,775,692           1.99%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY(S)
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $23.07             --                  --             --         0.74%
          Highest contract charge 1.90% Class B      $19.51             --                  --             --        (0.26)%
          All contract charges                           --         42,203          $1,061,896           0.92%          --
    2013  Lowest contract charge 0.95% Class B       $22.90             --                  --             --        19.21%
          Highest contract charge 1.90% Class B      $19.56             --                  --             --        18.04%
          All contract charges                           --         48,803          $1,226,262           0.91%          --
2012(ac)  Lowest contract charge 0.95% Class B       $19.21             --                  --             --        15.86%
          Highest contract charge 1.90% Class B      $16.57             --                  --             --        14.75%
          All contract charges                           --         42,150          $  893,065           1.40%          --
2011(ac)  Lowest contract charge 0.95% Class B       $16.58             --                  --             --       (13.15)%
          Highest contract charge 1.90% Class B      $14.44             --                  --             --       (13.95)%
          All contract charges                           --         46,594          $  856,342           1.70%          --
2010(ac)  Lowest contract charge 0.50% Class B       $20.28             --                  --             --        10.88%
          Highest contract charge 1.90% Class B      $16.78             --                  --             --         9.32%
          All contract charges                           --         53,486          $1,134,438           1.10%          --
AXA GROWTH STRATEGY
          Unit Value 1.30% to 1.70%*
    2014  Lowest contract charge 1.30% Class B       $16.61             --                  --             --         4.27%
          Highest contract charge 1.70% Class B      $16.23             --                  --             --         3.77%
          All contract charges                           --         47,965          $  790,224           1.32%          --
    2013  Lowest contract charge 1.30% Class B       $15.93             --                  --             --        18.62%
          Highest contract charge 1.70% Class B      $15.64             --                  --             --        18.22%
          All contract charges                           --         50,889          $  805,226           2.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------------- -------------- ---------
AXA GROWTH STRATEGY (CONTINUED)
2012(ac)     Lowest contract charge 0.65% Class B       $10.64             --                  --             --        10.49%
             Highest contract charge 1.70% Class B      $11.45             --                  --             --         9.26%
             All contract charges                           --         77,432          $1,024,880           0.82%          --
2011(ac)     Lowest contract charge 1.30% Class B       $10.57             --                  --             --        (5.62)%
             Highest contract charge 1.70% Class B      $10.48             --                  --             --        (6.01)%
             All contract charges                           --         60,162          $  726,066           1.28%          --
2010(ac)     Lowest contract charge 1.30% Class B       $11.20             --                  --             --        10.24%
             Highest contract charge 1.70% Class B      $11.15             --                  --             --         9.74%
             All contract charges                           --         44,484          $  517,788           1.51%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)(D)
             Unit Value 0.95% to 1.90%*
    2014     Lowest contract charge 0.95% Class B       $13.88             --                  --             --        (7.10)%
             Highest contract charge 1.90% Class B      $11.93             --                  --             --        (8.02)%
             All contract charges                           --         78,776          $1,113,975           1.25%          --
    2013     Lowest contract charge 0.95% Class B       $14.94             --                  --             --        16.36%
             Highest contract charge 1.90% Class B      $12.97             --                  --             --        15.29%
             All contract charges                           --         88,401          $1,353,614           1.10%          --
2012(ac)     Lowest contract charge 0.95% Class B       $12.84             --                  --             --        15.26%
             Highest contract charge 1.90% Class B      $11.25             --                  --             --        14.10%
             All contract charges                           --         47,756          $  629,076           1.44%          --
2011(ac)     Lowest contract charge 0.95% Class B       $11.14             --                  --             --       (17.73)%
             Highest contract charge 1.90% Class B      $ 9.86             --                  --             --       (18.51)%
             All contract charges                           --         52,811          $  606,445           2.70%          --
2010(ac)     Lowest contract charge 0.50% Class B       $14.28             --                  --             --         8.68%
             Highest contract charge 1.90% Class B      $12.10             --                  --             --         7.17%
             All contract charges                           --         56,037          $  784,792           1.80%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
             Unit Value 0.95% to 1.90%*
    2014     Lowest contract charge 0.95% Class B       $20.88             --                  --             --        (8.06)%
             Highest contract charge 1.90% Class B      $17.61             --                  --             --        (8.95)%
             All contract charges                           --         30,321          $  505,905           1.57%          --
    2013     Lowest contract charge 0.95% Class B       $22.71             --                  --             --        18.16%
             Highest contract charge 1.90% Class B      $19.34             --                  --             --        17.07%
             All contract charges                           --         33,042          $  602,056           1.10%          --
2012(ac)     Lowest contract charge 0.95% Class B       $19.22             --                  --             --        16.34%
             Highest contract charge 1.90% Class B      $16.52             --                  --             --        15.20%
             All contract charges                           --         37,289          $  578,859           1.78%          --
2011(ac)     Lowest contract charge 0.95% Class B       $16.52             --                  --             --       (16.94)%
             Highest contract charge 1.90% Class B      $14.34             --                  --             --       (17.78)%
             All contract charges                           --         41,044          $  550,880           1.92%          --
2010(ac)     Lowest contract charge 0.50% Class B       $21.16             --                  --             --         5.54%
             Highest contract charge 1.90% Class B      $17.44             --                  --             --         4.06%
             All contract charges                           --         45,360          $  737,614           0.76%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(E)(F)(G)(H)(I)
             Unit Value 0.95% to 1.90%*
    2014     Lowest contract charge 0.95% Class B       $15.38             --                  --             --        10.57%
             Highest contract charge 1.90% Class B      $13.18             --                  --             --         9.47%
             All contract charges                           --        110,272          $1,779,972           0.90%          --
    2013     Lowest contract charge 0.95% Class B       $13.91             --                  --             --        30.37%
             Highest contract charge 1.90% Class B      $12.04             --                  --             --        29.05%
             All contract charges                           --        126,392          $1,855,878           0.82%          --
2012(ac)     Lowest contract charge 0.95% Class B       $10.67             --                  --             --        13.87%
             Highest contract charge 1.90% Class B      $ 9.33             --                  --             --        12.82%
             All contract charges                           --         12,776          $  137,932           1.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
AXA LARGE CAP CORE MANAGED VOLATILITY(E)(F)(G)(H)(I)
(CONTINUED)
 2011(ac)     Lowest contract charge 0.95% Class B       $ 9.37             --                  --             --        (5.16)%
              Highest contract charge 1.90% Class B      $ 8.27             --                  --             --        (6.02)%
              All contract charges                           --         14,134          $  134,375           1.03%          --
 2010(ac)     Lowest contract charge 0.50% Class B       $10.43             --                  --             --        13.62%
              Highest contract charge 1.90% Class B      $ 8.80             --                  --             --        11.96%
              All contract charges                           --         15,828          $  158,846           1.00%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(J)(K)(N)(O)(P)
              Unit Value 0.95% to 1.90%*
     2014     Lowest contract charge 0.95% Class B       $26.41             --                  --             --        10.04%
              Highest contract charge 1.90% Class B      $22.27             --                  --             --         8.95%
              All contract charges                           --        152,170          $3,367,045           0.18%          --
     2013     Lowest contract charge 0.95% Class B       $24.00             --                  --             --        34.08%
              Highest contract charge 1.90% Class B      $20.44             --                  --             --        32.81%
              All contract charges                           --        178,037          $3,596,867           0.27%          --
 2012(ac)     Lowest contract charge 0.95% Class B       $17.90             --                  --             --        12.65%
              Highest contract charge 1.90% Class B      $15.39             --                  --             --        11.60%
              All contract charges                           --         33,585          $  512,891           0.56%          --
 2011(ac)     Lowest contract charge 0.95% Class B       $15.89             --                  --             --        (4.56)%
              Highest contract charge 1.90% Class B      $13.79             --                  --             --        (5.48)%
              All contract charges                           --         37,076          $  505,607           0.50%          --
 2010(ac)     Lowest contract charge 0.50% Class B       $17.71             --                  --             --        13.89%
              Highest contract charge 1.90% Class B      $14.59             --                  --             --        12.23%
              All contract charges                           --         17,859          $  261,108           0.38%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(X)(Y)(Z)(AA)(AB)
              Unit Value 0.95% to 1.90%*
     2014     Lowest contract charge 0.95% Class B       $20.70             --                  --             --        11.17%
              Highest contract charge 1.90% Class B      $17.57             --                  --             --        10.09%
              All contract charges                           --        182,902          $3,177,920           1.30%          --
     2013     Lowest contract charge 0.95% Class B       $18.62             --                  --             --        31.22%
              Highest contract charge 1.90% Class B      $15.96             --                  --             --        29.97%
              All contract charges                           --        211,585          $3,321,080           1.62%          --
 2012(ac)     Lowest contract charge 0.95% Class B       $14.19             --                  --             --        14.71%
              Highest contract charge 1.90% Class B      $12.28             --                  --             --        13.60%
              All contract charges                           --         80,831          $  983,911           1.54%          --
 2011(ac)     Lowest contract charge 0.95% Class B       $12.37             --                  --             --        (5.93)%
              Highest contract charge 1.90% Class B      $10.81             --                  --             --        (6.81)%
              All contract charges                           --         91,140          $  971,826           1.10%          --
 2010(ac)     Lowest contract charge 0.50% Class B       $13.95             --                  --             --        12.14%
              Highest contract charge 1.90% Class B      $11.60             --                  --             --        10.48%
              All contract charges                           --        102,373          $1,167,606           1.13%          --
AXA MID CAP VALUE MANAGED VOLATILITY(T)
              Unit Value 0.95% to 1.90%*
     2014     Lowest contract charge 0.95% Class B       $26.52             --                  --             --         9.81%
              Highest contract charge 1.90% Class B      $22.37             --                  --             --         8.75%
              All contract charges                           --         63,052          $1,427,127           0.57%          --
     2013     Lowest contract charge 0.95% Class B       $24.15             --                  --             --        31.82%
              Highest contract charge 1.90% Class B      $20.57             --                  --             --        30.60%
              All contract charges                           --         70,890          $1,467,915           0.57%          --
 2012(ac)     Lowest contract charge 0.95% Class B       $18.32             --                  --             --        17.51%
              Highest contract charge 1.90% Class B      $15.75             --                  --             --        16.32%
              All contract charges                           --         60,166          $  946,778           1.20%          --
2011 (ac)     Lowest contract charge 0.95% Class B       $15.59             --                  --             --       (10.30)%
              Highest contract charge 1.90% Class B      $13.54             --                  --             --       (11.15)%
              All contract charges                           --         66,819          $  899,832           0.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                     ---------- ----------------- ------------------- -------------- ---------
AXA MID CAP VALUE MANAGED VOLATILITY(T) (CONTINUED)
2010(ac)   Lowest contract charge 0.50% Class B        $18.49             --                   --            --        21.81%
           Highest contract charge 1.90% Class B       $15.24             --                   --            --        20.19%
           All contract charges                            --         75,286          $ 1,136,423          0.98%          --
AXA MODERATE ALLOCATION
           Unit Value 0.95% to 1.90%*
    2014   Lowest contract charge 0.95% Class B        $64.13             --                   --            --         2.05%
           Highest contract charge 1.90% Class B       $48.52             --                   --            --         1.06%
           All contract charges                            --        329,752          $ 5,895,951          1.05%          --
    2013   Lowest contract charge 0.95% Class B        $62.84             --                   --            --        12.03%
           Highest contract charge 1.90% Class B       $48.01             --                   --            --        10.98%
           All contract charges                            --        377,601          $ 6,624,903          1.52%          --
2012(ac)   Lowest contract charge 0.95% Class B        $56.09             --                   --            --         7.76%
           Highest contract charge 1.90% Class B       $43.26             --                   --            --         6.71%
           All contract charges                            --        427,347          $ 6,699,656          0.76%          --
2011(ac)   Lowest contract charge 0.95% Class B        $52.05             --                   --            --        (3.31)%
           Highest contract charge 1.90% Class B       $40.54             --                   --            --        (4.23)%
           All contract charges                            --        460,615          $ 6,742,287          1.47%          --
2010(ac)   Lowest contract charge 0.50% Class B        $60.28             --                   --            --         9.36%
           Highest contract charge 1.90% Class B       $42.33             --                   --            --         7.82%
           All contract charges                            --        494,825          $ 7,532,763          2.12%          --
AXA MODERATE GROWTH STRATEGY
           Unit Value 1.30 to 1.70%*
    2014   Lowest contract charge 1.30% Class B        $15.87             --                   --            --         3.66%
           Highest contract charge 1.70% Class B       $15.51             --                   --            --         3.19%
           All contract charges                            --         59,395          $   936,247          1.17%          --
    2013   Lowest contract charge 1.30% Class B        $15.31             --                   --            --        15.37%
           Highest contract charge 1.70% Class B       $15.03             --                   --            --        14.91%
           All contract charges                            --         63,802          $   971,458          2.15%          --
2012(ac)   Lowest contract charge 0.65% Class B        $10.57             --                   --            --         9.08%
           Highest contract charge 1.70% Class B       $11.32             --                   --            --         8.02%
           All contract charges                            --        245,253          $ 2,970,451          0.75%          --
2011(ac)   Lowest contract charge 0.65% Class B(a)     $ 9.69             --                   --            --        (5.65)%
           Highest contract charge 1.70% Class B       $10.48             --                   --            --        (4.99)%
           All contract charges                            --        201,465          $ 2,244,950          1.33%          --
2010(ac)   Lowest contract charge 1.30% Class B        $11.08             --                   --            --         9.38%
           Highest contract charge 1.70% Class B       $11.03             --                   --            --         8.99%
           All contract charges                            --        106,632          $ 1,269,198          1.99%          --
AXA MODERATE-PLUS ALLOCATION
           Unit Value 0.95% to 1.80%*
    2014   Lowest contract charge 0.95% Class B        $15.41             --                   --            --         2.73%
           Highest contract charge 1.80% Class B       $14.03             --                   --            --         1.89%
           All contract charges                            --        572,392          $ 8,998,589          1.26%          --
    2013   Lowest contract charge 0.95% Class B        $15.00             --                   --            --        18.67%
           Highest contract charge 1.80% Class B       $13.77             --                   --            --        17.59%
           All contract charges                            --        647,063          $ 9,954,393          2.00%          --
2012(ac)   Lowest contract charge 0.95% Class B        $12.64             --                   --            --        10.49%
           Highest contract charge 1.90% Class B       $11.60             --                   --            --         9.33%
           All contract charges                            --        729,463          $ 9,511,209          0.77%          --
2011(ac)   Lowest contract charge 0.95% Class B        $11.44             --                   --            --        (5.84)%
           Highest contract charge 1.90% Class B       $10.61             --                   --            --        (6.68)%
           All contract charges                            --        799,917          $ 9,493,247          1.37%          --
2010(ac)   Lowest contract charge 0.50% Class B        $12.54             --                   --            --        10.97%
           Highest contract charge 1.90% Class B       $11.37             --                   --            --         9.43%
           All contract charges                            --        866,067          $10,977,390          1.70%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
          Unit Value 0.95% to 1.80%*
    2014  Lowest contract charge 0.95% Class B     $13.25             --                  --             --         5.16%
          Highest contract charge 1.80% Class B    $12.33             --                  --             --         4.23%
          All contract charges                         --         66,716          $  844,449           2.40%          --
    2013  Lowest contract charge 0.95% Class B     $12.60             --                  --             --        13.51%
          Highest contract charge 1.80% Class B    $11.83             --                  --             --        12.56%
          All contract charges                         --         61,576          $  745,090           2.46%          --
2012(ac)  Lowest contract charge 0.95% Class B     $11.10             --                  --             --        10.23%
          Highest contract charge 1.80% Class B    $10.51             --                  --             --         9.25%
          All contract charges                         --         58,584          $  627,808           3.26%          --
2011(ac)  Lowest contract charge 0.95% Class B     $10.07             --                  --             --        (0.89)%
          Highest contract charge 1.80% Class B    $ 9.62             --                  --             --        (1.74)%
          All contract charges                         --         53,542          $  523,704           3.36%          --
2010(ac)  Lowest contract charge 0.50% Class B     $10.36             --                  --             --        10.68%
          Highest contract charge 1.90% Class B    $ 9.75             --                  --             --         9.18%
          All contract charges                         --         54,951          $  545,194           2.96%          --
AXA FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
          Unit Value 1.20% to 1.80%*
    2014  Lowest contract charge 1.20% Class B     $14.05             --                  --             --         0.86%
          Highest contract charge 1.80% Class B    $13.36             --                  --             --         0.30%
          All contract charges                         --          9,734          $  133,461           0.01%          --
    2013  Lowest contract charge 1.20% Class B     $13.93             --                  --             --        35.11%
          Highest contract charge 1.80% Class B    $13.32             --                  --             --        34.27%
          All contract charges                         --         11,610          $  158,251           0.11%          --
2012(ac)  Lowest contract charge 1.20% Class B     $10.31             --                  --             --        15.32%
          Highest contract charge 1.70% Class B    $ 9.99             --                  --             --        14.83%
          All contract charges                         --         13,174          $  133,342           0.70%          --
2011(ac)  Lowest contract charge 1.20% Class B     $ 8.94             --                  --             --       (10.60)%
          Highest contract charge 1.90% Class B    $ 8.60             --                  --             --       (11.34)%
          All contract charges                         --         14,016          $  123,318           0.14%          --
2010(ac)  Lowest contract charge 0.50% Class B     $10.31             --                  --             --        23.62%
          Highest contract charge 1.90% Class B    $ 9.70             --                  --             --        21.86%
          All contract charges                         --         13,485          $  133,212           0.19%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
          Unit Value 1.15% to 1.80%*
    2014  Lowest contract charge 1.15% Class B     $11.21             --                  --             --         4.28%
          Highest contract charge 1.80% Class B    $10.66             --                  --             --         3.60%
          All contract charges                         --        123,474          $1,346,578           1.64%          --
    2013  Lowest contract charge 1.15% Class B     $10.75             --                  --             --        21.88%
          Highest contract charge 1.80% Class B    $10.29             --                  --             --        21.06%
          All contract charges                         --        134,772          $1,414,847           1.11%          --
2012(ac)  Lowest contract charge 1.15% Class B     $ 8.82             --                  --             --        13.37%
          Highest contract charge 1.70% Class B    $ 8.55             --                  --             --        12.80%
          All contract charges                         --        146,245          $1,264,387           1.75%          --
2011(ac)  Lowest contract charge 1.15% Class B     $ 7.78             --                  --             --        (5.58)%
          Highest contract charge 1.90% Class B    $ 7.51             --                  --             --        (6.24)%
          All contract charges                         --        158,716          $1,214,424           1.78%          --
2010(ac)  Lowest contract charge 0.50% Class B     $ 8.43             --                  --             --         9.77%
          Highest contract charge 1.90% Class B    $ 8.01             --                  --             --         8.24%
          All contract charges                         --        169,484          $1,377,768           1.99%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
          Unit Value 0.95% to 1.80%*
    2014  Lowest contract charge 0.95% Class B     $13.55             --                  --             --         8.66%
          Highest contract charge 1.80% Class B    $12.61             --                  --             --         7.69%
          All contract charges                         --         15,351          $  198,559           1.77%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
(CONTINUED)
    2013  Lowest contract charge 0.95% Class B       $12.47            --                  --              --        28.03%
          Highest contract charge 1.80% Class B      $11.71            --                  --              --        27.01%
          All contract charges                           --        17,304            $207,189            0.66%          --
2012(ac)  Lowest contract charge 0.95% Class B       $ 9.74            --                  --              --        13.12%
          Highest contract charge 1.80% Class B      $ 9.22            --                  --              --        12.17%
          All contract charges                           --        20,477            $192,474            1.34%          --
2011(ac)  Lowest contract charge 0.95% Class B       $ 8.61            --                  --              --        (5.38)%
          Highest contract charge 1.80% Class B      $ 8.22            --                  --              --        (6.16)%
          All contract charges                           --        23,086            $192,936            0.90%          --
2010(ac)  Lowest contract charge 0.50% Class B       $ 9.28            --                  --              --        11.40%
          Highest contract charge 1.90% Class B      $ 8.73            --                  --              --         9.81%
          All contract charges                           --        25,932            $230,267            1.81%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
          Unit Value 0.95% to 1.80%*
    2014  Lowest contract charge 0.95% Class B       $11.89            --                  --              --         0.17%
          Highest contract charge 1.80% Class B      $11.07            --                  --              --        (0.72)%
          All contract charges                           --        26,646            $302,571            1.40%          --
    2013  Lowest contract charge 0.95% Class B       $11.87            --                  --              --        25.74%
          Highest contract charge 1.80% Class B      $11.15            --                  --              --        24.72%
          All contract charges                           --        25,835            $294,586            0.90%          --
2012(ac)  Lowest contract charge 0.95% Class B       $ 9.44            --                  --              --        18.15%
          Highest contract charge 1.80% Class B      $ 8.94            --                  --              --        17.17%
          All contract charges                           --        21,501            $196,029            1.34%          --
2011(ac)  Lowest contract charge 0.95% Class B       $ 7.99            --                  --              --        (9.20)%
          Highest contract charge 1.80% Class B      $ 7.63            --                  --              --        (9.92)%
          All contract charges                           --        21,852            $169,531            1.77%          --
2010(ac)  Lowest contract charge 0.50% Class B       $ 8.97            --                  --              --         7.43%
          Highest contract charge 1.90% Class B      $ 8.44            --                  --              --         6.03%
          All contract charges                           --        22,506            $193,279            1.48%          --
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT
BOND(B)(R)
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $ 9.74            --                  --              --        (1.42)%
          Highest contract charge 1.90% Class B      $ 9.59            --                  --              --        (2.34)%
          All contract charges                           --        74,955            $723,447            0.00%          --
    2013  Lowest contract charge 0.95% Class B       $ 9.88            --                  --              --        (1.20)%
          Highest contract charge 1.90% Class B      $ 9.82            --                  --              --        (1.80)%
          All contract charges                           --        86,807            $854,930            0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B       $33.59            --                  --              --         2.60%
          Highest contract charge 1.90% Class B      $28.33            --                  --              --         1.61%
          All contract charges                           --        19,389            $521,884            0.06%          --
    2013  Lowest contract charge 0.95% Class B       $32.74            --                  --              --        36.87%
          Highest contract charge 1.90% Class B      $27.88            --                  --              --        35.54%
          All contract charges                           --        22,430            $590,197            0.05%          --
2012(ac)  Lowest contract charge 0.95% Class B       $23.92            --                  --              --        14.45%
          Highest contract charge 1.90% Class B      $20.57            --                  --              --        13.40%
          All contract charges                           --        23,849            $463,084            0.22%          --
2011(ac)  Lowest contract charge 0.95% Class B       $20.90            --                  --              --        (1.55)%
          Highest contract charge 1.90% Class B      $18.14            --                  --              --        (2.53)%
          All contract charges                           --        25,346            $432,523              --           --
2010(ac)  Lowest contract charge 0.50% Class B       $22.59            --                  --              --        32.57%
          Highest contract charge 1.90% Class B      $18.61            --                  --              --        30.69%
          All contract charges                           --        26,419            $462,036              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
          Unit Value 1.20% to 1.80%*
    2014  Lowest contract charge 1.20% Class B    $ 13.41             --                  --             --        12.22%
          Highest contract charge 1.80% Class B   $ 12.22             --                  --             --        11.60%
          All contract charges                         --          4,825          $   73,695           0.81%          --
    2013  Lowest contract charge 1.20% Class B    $ 11.95             --                  --             --        32.78%
          Highest contract charge 1.80% Class B   $ 10.95             --                  --             --        31.93%
          All contract charges                         --          5,006          $   68,316           0.83%          --
2012(ac)  Lowest contract charge 1.20% Class B    $  9.00             --                  --             --        15.24%
          Highest contract charge 1.80% Class B   $  8.30             --                  --             --        14.64%
          All contract charges                         --          4,542          $   47,200           0.98%          --
2011(ac)  Lowest contract charge 1.20% Class B    $  7.81             --                  --             --        (0.89)%
          Highest contract charge 1.80% Class B   $  7.24             --                  --             --        (1.50)%
          All contract charges                         --          4,681          $   42,315           0.35%          --
2010(ac)  Lowest contract charge 0.50% Class B    $  8.54             --                  --             --        11.93%
          Highest contract charge 1.90% Class B   $  7.27             --                  --             --        10.49%
          All contract charges                         --          5,101          $   46,879           0.05%          --
EQ/COMMON STOCK INDEX
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B    $418.39             --                  --             --        10.99%
          Highest contract charge 1.90% Class B   $287.57             --                  --             --         9.93%
          All contract charges                         --         27,301          $  903,220           1.22%          --
    2013  Lowest contract charge 0.95% Class B    $376.95             --                  --             --        31.21%
          Highest contract charge 1.90% Class B   $261.60             --                  --             --        29.96%
          All contract charges                         --         30,487          $  910,006           1.29%          --
2012(ac)  Lowest contract charge 0.95% Class B    $287.29             --                  --             --        14.49%
          Highest contract charge 1.90% Class B   $201.30             --                  --             --        13.40%
          All contract charges                         --         32,160          $  746,833           1.55%          --
2011(ac)  Lowest contract charge 0.95% Class B    $250.92             --                  --             --        (0.42)%
          Highest contract charge 1.90% Class B   $177.52             --                  --             --        (1.38)%
          All contract charges                         --         34,703          $  717,818           1.24%          --
2010(ac)  Lowest contract charge 0.50% Class B    $295.18             --                  --             --        15.29%
          Highest contract charge 1.90% Class B   $180.00             --                  --             --        13.67%
          All contract charges                         --         38,136          $  803,765           1.26%          --
EQ/CORE BOND INDEX(V)(W)
          Unit Value 0.65% to 1.90%*
    2014  Lowest contract charge 0.65% Class B    $ 10.44             --                  --             --         1.75%
          Highest contract charge 1.90% Class B   $ 12.99             --                  --             --         0.46%
          All contract charges                         --        139,801          $1,664,880           1.26%          --
    2013  Lowest contract charge 0.65% Class B    $ 10.26             --                  --             --        (2.29)%
          Highest contract charge 1.90% Class B   $ 12.93             --                  --             --        (3.44)%
          All contract charges                         --        153,603          $1,811,919           1.61%          --
2012(ac)  Lowest contract charge 0.65% Class B    $ 10.41             --                  --             --         2.46%
          Highest contract charge 1.90% Class B   $ 13.39             --                  --             --         1.21%
          All contract charges                         --        104,051          $1,241,073           1.47%          --
2011(ac)  Lowest contract charge 0.65% Class B    $ 10.16             --                  --             --         4.21%
          Highest contract charge 1.90% Class B   $ 13.23             --                  --             --         2.80%
          All contract charges                         --         97,647          $1,156,460           1.89%          --
2010(ac)  Lowest contract charge 0.50% Class B    $ 15.47             --                  --             --         5.24%
          Highest contract charge 1.90% Class B   $ 12.87             --                  --             --         3.79%
          All contract charges                         --         94,923          $1,102,809           2.24%          --
EQ/EQUITY 500 INDEX
          Unit Value 0.65% to 1.90%*
    2014  Lowest contract charge 0.65% Class B    $ 18.69             --                  --             --        12.25%
          Highest contract charge 1.90% Class B   $ 39.38             --                  --             --        10.80%
          All contract charges                         --         68,623          $1,813,454           1.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
    2013  Lowest contract charge 0.65% Class B     $16.65            --                   --             --        30.59%
          Highest contract charge 1.90% Class B    $35.54            --                   --             --        29.05%
          All contract charges                         --        69,644           $1,674,602           1.48%          --
2012(ac)  Lowest contract charge 0.95% Class B     $12.75            --                   --             --        14.56%
          Highest contract charge 1.90% Class B    $27.54            --                   --             --        13.01%
          All contract charges                         --        67,948           $1,276,485           1.70%          --
2011(ac)  Lowest contract charge 0.95% Class B     $28.94            --                   --             --         0.56%
          Highest contract charge 1.90% Class B    $24.37            --                   --             --        (0.41)%
          All contract charges                         --        68,631           $1,153,634           1.45%          --
2010(ac)  Lowest contract charge 0.50% Class B     $31.06            --                   --             --        13.81%
          Highest contract charge 1.90% Class B    $24.47            --                   --             --        12.20%
          All contract charges                         --        73,975           $1,249,931           1.43%          --
EQ/GAMCO MERGERS AND ACQUISITION
          Unit Value 1.20% to 1.80%*
    2014  Lowest contract charge 1.20% Class B     $14.51            --                   --             --         0.42%
          Highest contract charge 1.80% Class B    $13.68            --                   --             --        (0.22)%
          All contract charges                         --        13,882           $  195,609           0.00%          --
    2013  Lowest contract charge 1.20% Class B     $14.45            --                   --             --         9.64%
          Highest contract charge 1.80% Class B    $13.71            --                   --             --         8.98%
          All contract charges                         --        15,199           $  213,867           0.42%          --
2012(ac)  Lowest contract charge 0.95% Class B     $13.44            --                   --             --         4.27%
          Highest contract charge 1.80% Class B    $12.58            --                   --             --         3.37%
          All contract charges                         --        15,180           $  195,359           0.00%          --
2011(ac)  Lowest contract charge 0.95% Class B     $12.89            --                   --             --         0.39%
          Highest contract charge 1.90% Class B    $12.09            --                   --             --        (0.58)%
          All contract charges                         --        16,273           $  201,854           0.19%          --
2010(ac)  Lowest contract charge 0.50% Class B     $13.17            --                   --             --         9.02%
          Highest contract charge 1.90% Class B    $12.16            --                   --             --         7.61%
          All contract charges                         --        14,455           $  179,603             --           --
EQ/GAMCO SMALL COMPANY VALUE
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $63.65            --                   --             --         2.09%
          Highest contract charge 1.90% Class B    $49.34            --                   --             --         1.11%
          All contract charges                         --        16,893           $  996,208           0.26%          --
    2013  Lowest contract charge 1.20% Class B     $58.46            --                   --             --        37.42%
          Highest contract charge 1.90% Class B    $48.80            --                   --             --        36.47%
          All contract charges                         --        19,214           $1,115,195           0.27%          --
2012(ac)  Lowest contract charge 1.20% Class B     $42.54            --                   --             --        16.45%
          Highest contract charge 1.90% Class B    $35.76            --                   --             --        15.62%
          All contract charges                         --        20,092           $  853,490           1.24%          --
2011(ac)  Lowest contract charge 1.20% Class B     $36.53            --                   --             --        (4.65)%
          Highest contract charge 1.90% Class B    $30.93            --                   --             --        (5.33)%
          All contract charges                         --        21,292           $  777,514           0.08%          --
2010(ac)  Lowest contract charge 0.50% Class B     $44.89            --                   --             --        31.99%
          Highest contract charge 1.90% Class B    $32.67            --                   --             --        30.11%
          All contract charges                         --        22,302           $  855,090           0.37%          --
EQ/INTERMEDIATE GOVERNMENT BOND
          Unit Value 1.20% to 1.90%*
    2014  Lowest contract charge 1.20% Class B     $21.09            --                   --             --         0.29%
          Highest contract charge 1.90% Class B    $17.82            --                   --             --        (0.39)%
          All contract charges                         --        15,878           $  223,408           0.38%          --
    2013  Lowest contract charge 1.20% Class B     $21.03            --                   --             --        (2.82)%
          Highest contract charge 1.90% Class B    $17.89            --                   --             --        (3.51)%
          All contract charges                         --        17,778           $  250,365           0.20%          --
2012(ac)  Lowest contract charge 0.65% Class B     $10.22            --                   --             --         0.29%
          Highest contract charge 1.90% Class B    $18.54            --                   --             --        (0.91)%
          All contract charges                         --        33,728           $  440,306           0.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2011(ac)  Lowest contract charge 0.95% Class B     $22.86            --                  --              --         4.34%
          Highest contract charge 1.90% Class B    $18.71            --                  --              --         3.26%
          All contract charges                         --        33,208            $447,386            0.43%          --
2010(ac)  Lowest contract charge 0.50% Class B     $23.97            --                  --              --         3.72%
          Highest contract charge 1.90% Class B    $18.12            --                  --              --         2.26%
          All contract charges                         --        28,642            $391,601            1.22%          --
EQ/INTERNATIONAL EQUITY INDEX
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $15.21            --                  --              --        (7.82)%
          Highest contract charge 1.90% Class B    $12.58            --                  --              --        (8.64)%
          All contract charges                         --        46,877            $639,917            3.09%          --
    2013  Lowest contract charge 0.95% Class B     $16.50            --                  --              --        20.35%
          Highest contract charge 1.90% Class B    $13.77            --                  --              --        19.12%
          All contract charges                         --        46,841            $697,320            2.35%          --
2012(ac)  Lowest contract charge 0.95% Class B     $13.71            --                  --              --        15.11%
          Highest contract charge 1.90% Class B    $11.56            --                  --              --        14.12%
          All contract charges                         --        44,508            $553,783            3.00%          --
2011(ac)  Lowest contract charge 0.95% Class B     $11.91            --                  --              --       (13.00)%
          Highest contract charge 1.90% Class B    $10.13            --                  --              --       (13.86)%
          All contract charges                         --        48,085            $522,268            2.76%          --
2010(ac)  Lowest contract charge 0.50% Class B     $14.70            --                  --              --         4.63%
          Highest contract charge 1.90% Class B    $11.76            --                  --              --         3.16%
          All contract charges                         --        52,855            $663,562            2.24%          --
EQ/LARGE CAP GROWTH INDEX
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $13.39            --                  --              --        11.21%
          Highest contract charge 1.90% Class B    $11.51            --                  --              --        10.14%
          All contract charges                         --        34,873            $563,284            0.94%          --
    2013  Lowest contract charge 0.95% Class B     $12.04            --                  --              --        31.30%
          Highest contract charge 1.90% Class B    $10.45            --                  --              --        29.98%
          All contract charges                         --        35,816            $516,366            1.04%          --
2012(ac)  Lowest contract charge 0.95% Class B     $ 9.17            --                  --              --        13.63%
          Highest contract charge 1.90% Class B    $ 8.04            --                  --              --        12.45%
          All contract charges                         --        32,338            $348,856            1.20%          --
2011(ac)  Lowest contract charge 0.95% Class B     $ 8.07            --                  --              --         1.38%
          Highest contract charge 1.90% Class B    $ 7.15            --                  --              --         0.42%
          All contract charges                         --        34,122            $322,327            0.88%          --
2010(ac)  Lowest contract charge 0.50% Class B     $ 8.40            --                  --              --        15.38%
          Highest contract charge 1.90% Class B    $ 7.12            --                  --              --        13.74%
          All contract charges                         --        36,002            $332,558            0.97%          --
EQ/LARGE CAP VALUE INDEX
          Unit Value 0.95% to 1.80%*
    2014  Lowest contract charge 0.95% Class B     $10.00            --                  --              --        11.48%
          Highest contract charge 1.80% Class B    $ 9.24            --                  --              --        10.66%
          All contract charges                         --        49,067            $466,929            1.59%          --
    2013  Lowest contract charge 1.20% Class B     $ 8.78            --                  --              --        30.07%
          Highest contract charge 1.80% Class B    $ 8.35            --                  --              --        29.26%
          All contract charges                         --        45,705            $391,757            1.62%          --
2012(ac)  Lowest contract charge 1.20% Class B     $ 6.75            --                  --              --        15.19%
          Highest contract charge 1.80% Class B    $ 6.46            --                  --              --        14.34%
          All contract charges                         --        39,416            $260,695            1.91%          --
2011(ac)  Lowest contract charge 1.20% Class B     $ 5.86            --                  --              --        (1.51)%
          Highest contract charge 1.80% Class B    $ 5.65            --                  --              --        (2.08)%
          All contract charges                         --        43,857            $252,597            1.77%          --
2010(ac)  Lowest contract charge 0.50% Class B     $ 6.18            --                  --              --        14.02%
          Highest contract charge 1.90% Class B    $ 5.74            --                  --              --        12.55%
          All contract charges                         --        20,149            $118,119            1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
EQ/MID CAP INDEX
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $18.94             --                  --             --         7.92%
          Highest contract charge 1.90% Class B    $16.50             --                  --             --         6.93%
          All contract charges                         --         45,343          $  872,005           0.78%          --
    2013  Lowest contract charge 0.95% Class B     $17.55             --                  --             --        31.36%
          Highest contract charge 1.90% Class B    $15.43             --                  --             --        29.99%
          All contract charges                         --         50,069          $  897,480           0.78%          --
2012(ac)  Lowest contract charge 0.95% Class B     $13.36             --                  --             --        15.97%
          Highest contract charge 1.90% Class B    $11.87             --                  --             --        14.91%
          All contract charges                         --         50,957          $  698,544           0.99%          --
2011(ac)  Lowest contract charge 0.95% Class B     $11.52             --                  --             --        (3.36)%
          Highest contract charge 1.90% Class B    $10.33             --                  --             --        (4.26)%
          All contract charges                         --         53,373          $  632,975           0.61%          --
2010(ac)  Lowest contract charge 0.50% Class B     $12.49             --                  --             --        25.03%
          Highest contract charge 1.90% Class B    $10.79             --                  --             --        23.31%
          All contract charges                         --         59,447          $  732,139           0.74%          --
EQ/MONEY MARKET
          Unit Value 0.00% to 1.90%*
    2014  Lowest contract charge 0.00% Class B     $44.43             --                  --             --         0.00%
          Highest contract charge 1.90% Class B    $23.39             --                  --             --        (1.89)%
          All contract charges                         --        148,040          $  452,653           0.00%          --
    2013  Lowest contract charge 0.00% Class B     $44.43             --                  --             --         0.00%
          Highest contract charge 1.90% Class B    $23.84             --                  --             --        (1.89)%
          All contract charges                         --        196,412          $  624,635           0.00%          --
2012(ac)  Lowest contract charge 0.00% Class B     $44.43             --                  --             --         0.00%
          Highest contract charge 1.90% Class B    $24.30             --                  --             --        (1.94)%
          All contract charges                         --        180,902          $  645,099           0.00%          --
2011(ac)  Lowest contract charge 0.00% Class B     $44.43             --                  --             --         0.00%
          Highest contract charge 1.90% Class B    $24.78             --                  --             --        (1.86)%
          All contract charges                         --         85,545          $  655,858           0.01%          --
2010(ac)  Lowest contract charge 0.00% Class B     $44.43             --                  --             --         0.00%
          Highest contract charge 1.90% Class B    $25.25             --                  --             --        (1.90)%
          All contract charges                         --         65,197          $  653,462             --           --
EQ/MORGAN STANLEY MID CAP GROWTH
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $23.01             --                  --             --        (1.67)%
          Highest contract charge 1.90% Class B    $20.97             --                  --             --        (2.60)%
          All contract charges                         --         25,458          $  556,623           0.00%          --
    2013  Lowest contract charge 0.95% Class B     $23.40             --                  --             --        37.24%
          Highest contract charge 1.90% Class B    $21.53             --                  --             --        35.92%
          All contract charges                         --         29,180          $  652,249           0.00%          --
2012(ac)  Lowest contract charge 0.95% Class B     $17.05             --                  --             --         7.71%
          Highest contract charge 1.90% Class B    $15.84             --                  --             --         6.67%
          All contract charges                         --         33,732          $  552,320           0.44%          --
2011(ac)  Lowest contract charge 0.95% Class B     $15.83             --                  --             --        (8.60)%
          Highest contract charge 1.90% Class B    $14.85             --                  --             --        (9.45)%
          All contract charges                         --         36,425          $  556,589           0.25%          --
2010(ac)  Lowest contract charge 0.50% Class B     $17.77             --                  --             --        31.63%
          Highest contract charge 1.90% Class B    $16.40             --                  --             --        29.85%
          All contract charges                         --         36,207          $  608,343           0.12%          --
EQ/QUALITY BOND PLUS(U)
          Unit Value 1.20% to 1.90%*
    2014  Lowest contract charge 1.20% Class B     $17.45             --                  --             --         1.63%
          Highest contract charge 1.90% Class B    $15.01             --                  --             --         0.94%
          All contract charges                         --        100,682          $1,287,978           0.96%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
EQ/QUALITY BOND PLUS(U) (CONTINUED)
    2013  Lowest contract charge 1.20% Class B     $17.17             --                  --             --        (3.43)%
          Highest contract charge 1.90% Class B    $14.87             --                  --             --        (4.13)%
          All contract charges                         --        116,221          $1,460,901           0.57%          --
2012(ac)  Lowest contract charge 1.20% Class B     $17.78             --                  --             --         1.43%
          Highest contract charge 1.90% Class B    $15.51             --                  --             --         0.71%
          All contract charges                         --         38,915          $  505,313           0.62%          --
2011(ac)  Lowest contract charge 0.95% Class B     $18.36             --                  --             --         0.27%
          Highest contract charge 1.90% Class B    $15.40             --                  --             --        (0.71)%
          All contract charges                         --         40,402          $  519,876           2.32%          --
2010(ac)  Lowest contract charge 0.50% Class B     $19.80             --                  --             --         5.71%
          Highest contract charge 1.90% Class B    $15.51             --                  --             --         4.23%
          All contract charges                         --         43,644          $  565,217          10.49%          --
EQ/SMALL COMPANY INDEX
          Unit Value 0.95% to 1.90%*
    2014  Lowest contract charge 0.95% Class B     $27.02             --                  --             --         3.88%
          Highest contract charge 1.90% Class B    $22.93             --                  --             --         2.83%
          All contract charges                         --         23,730          $  540,512           0.76%          --
    2013  Lowest contract charge 0.95% Class B     $26.01             --                  --             --        36.11%
          Highest contract charge 1.90% Class B    $22.30             --                  --             --        34.91%
          All contract charges                         --         26,529          $  584,509           0.95%          --
2012(ac)  Lowest contract charge 0.95% Class B     $19.11             --                  --             --        14.43%
          Highest contract charge 1.90% Class B    $16.53             --                  --             --        13.30%
          All contract charges                         --         28,244          $  459,521           1.49%          --
2011(ac)  Lowest contract charge 0.95% Class B     $16.70             --                  --             --        (4.90)%
          Highest contract charge 1.90% Class B    $14.59             --                  --             --        (5.81)%
          All contract charges                         --         30,361          $  434,307           0.66%          --
2010(ac)  Lowest contract charge 0.50% Class B     $18.62             --                  --             --        25.13%
          Highest contract charge 1.90% Class B    $15.49             --                  --             --        23.43%
          All contract charges                         --         33,448          $  506,182           0.97%          --
MULTIMANAGER TECHNOLOGY
          Unit Value 0.95% to 1.80%*
    2014  Lowest contract charge 0.95% Class B     $19.43             --                  --             --        12.44%
          Highest contract charge 1.80% Class B    $17.37             --                  --             --        11.49%
          All contract charges                         --         24,854          $  494,849           0.00%          --
    2013  Lowest contract charge 0.95% Class B     $17.28             --                  --             --        34.37%
          Highest contract charge 1.80% Class B    $15.58             --                  --             --        33.16%
          All contract charges                         --         25,647          $  456,103           0.00%          --
2012(ac)  Lowest contract charge 0.95% Class B     $12.86             --                  --             --        12.31%
          Highest contract charge 1.80% Class B    $11.70             --                  --             --        11.43%
          All contract charges                         --         28,995          $  385,649           0.00%          --
2011(ac)  Lowest contract charge 0.95% Class B     $11.45             --                  --             --        (5.68)%
          Highest contract charge 1.90% Class B    $10.40             --                  --             --        (6.64)%
          All contract charges                         --         30,531          $  363,492             --           --
2010(ac)  Lowest contract charge 0.50% Class B     $12.65             --                  --             --        17.13%
          Highest contract charge 1.90% Class B    $11.14             --                  --             --        15.56%
          All contract charges                         --         32,400          $  410,547             --           --

   ----------
  (a)Units were made available on January 18, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (d)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (e)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (f)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (g)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (h)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2014

8. Financial Highlights (Concluded)

  (i)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
  (j)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (k)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (m)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (n)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (p)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (q)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (r)EQ/AllianceBernstein Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (s)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (t)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (u)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (v)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (w)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (x)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
  (y)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
  (z)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (aa)AXA Large Cap Value Managed Volatility replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ab)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.
 (ac)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding prior to the transfer of Accumulator 11, Retirement Cornerstone Series and Retirement Cornerstone II Series to Separate Account 70 on January 1, 2013.
  * This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2014 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2014 and 2013.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2014, 2013 and 2012............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2014, 2013 and 2012. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2014, 2013 and 2012...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2014, 2013 and 2012.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2014 and December 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2015

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2014 AND 2013

                                                                                        2014       2013
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,034 $   29,419
 Mortgage loans on real estate......................................................      6,463      5,684
 Policy loans.......................................................................      3,408      3,434
 Other equity investments...........................................................      1,757      1,866
 Trading securities.................................................................      5,143      4,221
 Other invested assets..............................................................      1,978      1,353
                                                                                     ---------- ----------
   Total investments................................................................     51,783     45,977
Cash and cash equivalents...........................................................      2,716      2,283
Cash and securities segregated, at fair value.......................................        476        981
Broker-dealer related receivables...................................................      1,899      1,539
Deferred policy acquisition costs...................................................      4,271      3,874
Goodwill and other intangible assets, net...........................................      3,762      3,703
Amounts due from reinsurers.........................................................      4,051      3,934
Loans to affiliates.................................................................      1,087      1,088
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,711      6,747
Other assets........................................................................      4,190      4,418
Separate Accounts' assets...........................................................    111,059    108,857
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  196,005 $  183,401
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   31,848 $   30,340
Future policy benefits and other policyholders liabilities..........................     23,484     21,697
Broker-dealer related payables......................................................      1,501        538
Customers related payables..........................................................      1,501      1,698
Amounts due to reinsurers...........................................................         74         71
Short-term and long-term debt.......................................................        689        468
Loans from affiliates...............................................................         --        825
Current and deferred income taxes...................................................      4,785      2,813
Other liabilities...................................................................      2,939      2,653
Separate Accounts' liabilities......................................................    111,059    108,857
                                                                                     ---------- ----------
   Total liabilities................................................................    177,880    169,960
                                                                                     ---------- ----------
Redeemable Noncontrolling Interest.................................................. $       17 $       --
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2 $        2
 Capital in excess of par value.....................................................      5,957      5,934
 Retained earnings..................................................................      8,809      5,205
 Accumulated other comprehensive income (loss)......................................        351       (603)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,119     10,538
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,989      2,903
                                                                                     ---------- ----------
   Total equity.....................................................................     18,108     13,441
                                                                                     ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY.................... $  196,005 $  183,401
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                           2014      2013      2012
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,475  $  3,546  $  3,334
Premiums................................................................      514       496       514
Net investment income (loss):
 Investment income (loss) from derivative instruments...................    1,605    (2,866)     (978)
 Other investment income (loss).........................................    2,210     2,237     2,316
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    3,815      (629)    1,338
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (72)      (81)      (96)
 Portion of loss recognized in other comprehensive income (loss)........       --        15         2
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (72)      (66)      (94)
 Other investment gains (losses), net...................................       14       (33)       (3)
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (58)      (99)      (97)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,930     3,823     3,574
Increase (decrease) in the fair value of the reinsurance contract asset.    3,964    (4,297)      497
                                                                         --------  --------  --------
     Total revenues.....................................................   15,640     2,840     9,160
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    3,708     1,691     2,989
Interest credited to policyholders' account balances....................    1,186     1,373     1,166
Compensation and benefits...............................................    1,739     1,743     1,672
Commissions.............................................................    1,147     1,160     1,248
Distribution related payments...........................................      413       423       367
Amortization of deferred sales commissions..............................       42        41        40
Interest expense........................................................       53        88       108
Amortization of deferred policy acquisition costs.......................      215       580       576
Capitalization of deferred policy acquisition costs.....................     (628)     (655)     (718)
Rent expense............................................................      163       169       201
Amortization of other intangible assets.................................       27        24        24
Other operating costs and expenses......................................    1,460     1,512     1,429
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,525     8,149     9,102
                                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes.................... $  6,115  $ (5,309) $     58
Income tax (expense) benefit............................................   (1,695)    2,073       158
                                                                         --------  --------  --------

Net earnings (loss).....................................................    4,420    (3,236)      216
 Less: net (earnings) loss attributable to the noncontrolling interest..     (387)     (337)     (121)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $  4,033  $ (3,573) $     95
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                  2014       2013     2012
                                                                                --------  ---------  ------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $  4,420  $  (3,236) $  216
                                                                                --------  ---------  ------

   Other comprehensive income (loss) net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...      948     (1,211)    580
     Change in defined benefit plans...........................................      (23)       299      26
                                                                                --------  ---------  ------
          Total other comprehensive income (loss), net of income taxes.........      925       (912)    606
                                                                                --------  ---------  ------

Comprehensive income (loss)....................................................    5,345     (4,148)    822

 Less: Comprehensive (income) loss attributable to noncontrolling interest.....     (358)      (345)   (113)
                                                                                --------  ---------  ------

Comprehensive Income (Loss) Attributable to AXA Equitable...................... $  4,987  $  (4,493) $  709
                                                                                ========  =========  ======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                               2014       2013       2012
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,934      5,992      5,743
 Deferred tax on dividend of AllianceBernstein Units.......................       (26)        --         --
 Changes in capital in excess of par value.................................        49        (58)       249
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,957      5,934      5,992
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     5,205      9,125      9,392
 Net earnings (loss).......................................................     4,033     (3,573)        95
 Stockholder dividends.....................................................      (429)      (347)      (362)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     8,809      5,205      9,125
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (603)       317       (297)
 Other comprehensive income (loss).........................................       954       (920)       614
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       351       (603)       317
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,119     10,538     15,436
                                                                            ---------  ---------  ---------
 Noncontrolling interest, beginning of year................................     2,903      2,494      2,703
 Repurchase of AllianceBernstein Holding units.............................       (62)       (76)      (145)
 Net earnings (loss) attributable to noncontrolling interest...............       387        337        121
 Dividends paid to noncontrolling interest.................................      (401)      (306)      (219)
 Dividend of AllianceBernstein Units by AXA Equitable to AXA Financial.....        48        113         --
 Other comprehensive income (loss) attributable to noncontrolling interest.       (29)         8         (8)
 Other changes in noncontrolling interest..................................       143        333         42
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,989      2,903      2,494
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,108  $  13,441  $  17,930
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                               2014        2013       2012
                                                                                            ----------- ---------- ----------

                                                                                                      (IN MILLIONS)
Net earnings (loss)........................................................................ $     4,420 $  (3,236) $      216
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       1,186      1,373      1,166
 Universal life and investment-type product policy fee income..............................     (3,475)    (3,546)    (3,334)
 Net change in broker-dealer and customer related receivables/payables.....................       (525)      (740)        383
 (Income) loss related to derivative instruments...........................................     (1,605)      2,866        978
 Change in reinsurance recoverable with affiliate..........................................       (128)      (176)      (207)
 Investment (gains) losses, net............................................................          58         99         97
 Change in segregated cash and securities, net.............................................         505        571      (272)
 Change in deferred policy acquisition costs...............................................       (413)       (74)      (142)
 Change in future policy benefits..........................................................       1,647      (384)        876
 Change in current and deferred income taxes...............................................       1,448    (1,754)      (254)
 Real estate related write-off charges.....................................................          25         56         42
 Change in accounts payable and accrued expenses...........................................       (259)         33         18
 Change in the fair value of the reinsurance contract asset................................     (3,964)      4,297      (497)
 Contribution to pension plans.............................................................         (6)         --         --
 Amortization of deferred compensation.....................................................         171        159         22
 Amortization of deferred sales commission.................................................          42         41         40
 Amortization of reinsurance cost..........................................................         280        280         47
 Other depreciation and amortization.......................................................          44        122        157
 Amortization of other intangibles.........................................................          27         24         24
 Other, net................................................................................        (95)        150      (145)
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) operating activities........................................       (617)        161      (785)
                                                                                            ----------- ---------- ----------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........       2,975      3,691      3,551
 Sales of investments......................................................................       7,186      3,442      1,951
 Purchases of investments..................................................................    (13,775)    (7,956)    (7,893)
 Cash settlements related to derivative instruments........................................         999    (2,500)      (287)
 Purchase of business, net of cash acquired................................................        (61)         --         --
 Change in short-term investments..........................................................         (5)         --         34
 Decrease in loans to affiliates...........................................................          --          5          4
 Additional loans to affiliates............................................................          --       (56)         --
 Investment in capitalized software, leasehold improvements and EDP equipment..............        (83)       (67)       (66)
 Other, net................................................................................         (9)         12         14
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) investing activities........................................     (2,773)    (3,429)    (2,692)
                                                                                            ----------- ---------- ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                  (CONTINUED)

                                                                                      2014      2013      2012
                                                                                    --------  --------  --------
                                                                                            (IN MILLIONS)

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................................ $  5,034  $  5,469  $  5,437
   Withdrawals and transfers to Separate Accounts..................................   (1,075)   (1,188)     (982)
Change in short-term financings....................................................      221       (55)     (122)
Change in collateralized pledged liabilities.......................................      430      (663)     (288)
Change in collateralized pledged assets............................................      (12)      (18)       (5)
Repayment of Loans from Affiliates.................................................     (825)     (500)       --
Capital contribution...............................................................       --        --       195
Shareholder dividends paid.........................................................     (382)     (234)     (362)
Repurchase of AllianceBernstein Holding units......................................      (90)     (113)     (238)
Distribution to noncontrolling interest in consolidated subsidiaries...............     (401)     (306)     (219)
Increase (decrease) in Securities sold under agreement to repurchase...............      950        --        --
Other, net.........................................................................       (7)       --        (9)
                                                                                    --------  --------  --------

Net cash provided by (used in) financing activities................................    3,843     2,392     3,407
                                                                                    --------  --------  --------

Effect of exchange rate changes on cash and cash equivalents.......................      (20)       (3)        5
Change in cash and cash equivalents................................................      433      (879)      (65)
Cash and cash equivalents, beginning of year.......................................    2,283     3,162     3,227
                                                                                    --------  --------  --------

Cash and Cash Equivalents, End of Year............................................. $  2,716  $  2,283  $  3,162
                                                                                    ========  ========  ========

Supplemental cash flow information:
 Interest Paid..................................................................... $     72  $     91  $    107
                                                                                    ========  ========  ========
 Income Taxes (Refunded) Paid...................................................... $    272  $   (214) $    271
                                                                                    ========  ========  ========
 Issuance of FHLBNY funding agreements included in policyholder's account balances. $    500  $     --  $     --
                                                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, investment products including mutual funds, asset management and other services, principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2014 and 2013, the Company's economic interest in AllianceBernstein was 32.2% and 32.7%, respectively. At December 31, 2014 and 2013, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 62.7% and 63.7%. AXA Equitable as the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, consolidates AllianceBernstein in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2014", "2013" and "2012" refer to the years ended December 31, 2014, 2013 and 2012, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013, the Insurance Group's General Account held $3 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. The investment in this VIE was sold in 2014. At December 31, 2013, as reported in the consolidated balance sheet, this investment included $3 million of other equity investments (principally investment limited partnership interests) and was subject to ongoing review for impairment in value. This VIE did not require consolidation because management determined that the Insurance Group is not the primary beneficiary. The Insurance Group had no further economic interest in this VIE in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs")), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2014, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $31 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance was effective for interim and annual periods beginning after December 15, 2013. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance was effective for interim and annual indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements are effective for interim or annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2014 and 2013, the carrying value of COLI was $803 million and $770 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income
   (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2014 and 2013, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $89 million and $93 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) variable annuity products ("Accumulator(R)") were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2014, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.66% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2014, current projections of future average gross market returns assume a 0.0% annualized return for the next six quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fourteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2014, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. AXA Equitable as a member of the Federal Home Loan Bank of New York ("FHLBNY") has access to borrowing facilities from the FHLBNY including collateralized borrowings and funding agreements, which would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement

   ($31 million, as of December 31, 2014). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's capacity with the FHLBNY was increased during second quarter 2014 from $1,000 million to $3,000 million. At December 31, 2014, the Company had $500 million of outstanding funding agreements with the FHLBNY. The funding agreements were used to extend the duration of the assets within the General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Derivative and offsetting assets and liabilities" included in Note 3.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2014, participating policies, including those in the Closed Block, represent approximately 5.6% ($19,863 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2014, 2013 and 2012, investment results of such Separate Accounts were gains (losses) of $5,959 million, $19,022 million and $10,110 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2014 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2014. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AllianceBernstein ("AllianceBernstein Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50 % likely of being realized upon settlement.

   Out of Period Adjustments

   In 2014, the Company recorded several out-of-period adjustments in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an out-of-period adjustment related to an understatement of the dividend of AllianceBernstein Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AllianceBernstein Unit dividend over the recorded value. The net impact of the out-of-period adjustments to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively. Management has evaluated the impact of all out of period corrections both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements.

3) INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS       GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES    FAIR VALUE  IN AOCI/(3)/
                                              ---------- ---------- ------------ ----------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,742 $    1,549 $         71 $    22,220 $        --
  U.S. Treasury, government and agency.......      6,685        672           26       7,331          --
  States and political subdivisions..........        441         78           --         519          --
  Foreign governments........................        405         48            7         446          --
  Commercial mortgage-backed.................        855         22          142         735          10
  Residential mortgage-backed/(1)/...........        752         43           --         795          --
  Asset-backed/(2)/..........................         86         14            1          99           3
  Redeemable preferred stock.................        829         70           10         889          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     30,795      2,496          257      33,034          13

Equity securities............................         36          2           --          38          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2014................... $   30,831 $    2,498 $        257 $    33,072 $        13
                                              ========== ========== ============ =========== ===========

December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516 $    1,387 $        213 $    22,690 $        --
  U.S. Treasury, government and agency.......      3,584         22          477       3,129          --
  States and political subdivisions..........        444         35            2         477          --
  Foreign governments........................        392         46            5         433          --
  Commercial mortgage-backed.................        971         10          265         716          23
  Residential mortgage-backed/(1)/...........        914         34            1         947          --
  Asset-backed/(2)/..........................        132         11            3         140           4
  Redeemable preferred stock.................        883         55           51         887          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     28,836      1,600        1,017      29,419          27

Equity securities............................         37         --            3          34          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2013................... $   28,873 $    1,600 $      1,020 $    29,453 $        27
                                              ========== ========== ============ =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2014 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               AVAILABLE-FOR-SALE FIXED MATURITIES
           CONTRACTUAL MATURITIES AT DECEMBER 31, 2014
                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    2,140 $    2,166
Due in years two through five................      6,400      6,916
Due in years six through ten.................     10,434     10,934
Due after ten years..........................      9,299     10,500
                                              ---------- ----------
   Subtotal..................................     28,273     30,516
Commercial mortgage-backed securities........        855        735
Residential mortgage-backed securities.......        752        795
Asset-backed securities......................         86         99
                                              ---------- ----------
Total........................................ $   29,966 $   32,145
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2014, 2013 and 2012:

                                                      December 31,
                                              ---------------------------
                                                2014      2013      2012
                                              -------  ---------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   716  $   3,220  $   139
                                              =======  =========  =======
Gross gains on sales......................... $    21  $      71  $    13
                                              =======  =========  =======
Gross losses on sales........................ $    (9) $     (88) $   (12)
                                              =======  =========  =======
Total OTTI................................... $   (72) $     (81) $   (96)
Non-credit losses recognized in OCI..........      --         15        2
                                              -------  ---------  -------
Credit losses recognized in earnings (loss).. $   (72) $     (66) $   (94)
                                              =======  =========  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                   2014     2013
                                                                                 -------  -------
                                                                                   (IN MILLIONS)
Balances at January 1,.......................................................... $  (370) $  (372)
Previously recognized impairments on securities that matured, paid, prepaid
  or sold.......................................................................     188       67
Recognized impairments on securities impaired to fair value this period/(1)/....      --       --
Impairments recognized this period on securities not previously impaired........     (41)     (59)
Additional impairments this period on securities previously impaired............     (31)      (6)
Increases due to passage of time on previously recorded credit losses...........      --       --
Accretion of previously recognized impairments due to increases in expected
  cash flows....................................................................      --       --
                                                                                 -------  -------
Balances at December 31,........................................................ $  (254) $  (370)
                                                                                 =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                    DECEMBER 31,
                                                                                  ---------------
                                                                                    2014    2013
                                                                                  -------- ------

                                                                                   (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss................................................................ $     10 $  (28)
   All other.....................................................................    2,229    610
  Equity securities..............................................................        2     (3)
                                                                                  -------- ------
Net Unrealized Gains (Losses).................................................... $  2,241 $  579
                                                                                  ======== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                            AOCI GAIN
                                                   NET                                                    (LOSS) RELATED
                                               UNREALIZED                                     DEFERRED        TO NET
                                                  GAINS                                        INCOME       UNREALIZED
                                               (LOSSES) ON                  POLICY HOLDERS    TAX ASSET     INVESTMENT
                                               INVESTMENTS        DAC        LIABILITIES     (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------------  --------------  ------------  --------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $         (28) $           2  $           10  $          5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)            --              --            --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39             --              --            --              39
   Excluded from Net earnings (loss)/(1)/....            --             --              --            --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................            --             (2)             --            --              (2)
   Deferred income taxes.....................            --             --              --            (9)             (9)
   Policyholders liabilities.................            --             --             (10)           --             (10)
                                              -------------  -------------  --------------  ------------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $          --  $           --  $         (4) $            6
                                              =============  =============  ==============  ============  ==============

                                                                                                          AOCI Gain
                                                                                                        (Loss) Related
                                                    Net                                      Deferred       to Net
                                              Unrealized Gains                                Income      Unrealized
                                                (Losses) on                  Policy holders  Tax Asset    Investment
                                                Investments         DAC       Liabilities   (Liability) Gains (Losses)
                                              ----------------  ------------ -------------- ----------- --------------
                                                                            (In Millions)

BALANCE, JANUARY 1, 2013.....................    $         (12) $          1 $            4 $         2 $           (5)
Net investment gains (losses) arising during
  the period.................................              (14)           --             --          --            (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               13            --             --          --             13
   Excluded from Net earnings (loss)/(1)/....              (15)           --             --          --            (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................               --             1             --          --              1
   Deferred income taxes.....................               --            --             --           3              3
   Policyholders liabilities.................               --            --              6          --              6
                                                 -------------  ------------ -------------- ----------- --------------
BALANCE, DECEMBER 31, 2013                       $         (28) $          2 $           10 $         5 $          (11)
                                                 =============  ============ ============== =========== ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                    AOCI GAIN
                                                  NET                                             (LOSS) RELATED
                                              UNREALIZED                              DEFERRED        TO NET
                                                 GAINS                                 INCOME       UNREALIZED
                                              (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                              INVESTMENTS     DAC      LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ----------- ----------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $       607 $     (107) $        (245) $       (90) $          165
Net investment gains (losses) arising during
  the period.................................       1,606         --             --           --           1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          18         --             --           --              18
   Excluded from Net earnings (loss)/(1)/....          --         --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        (15)            --           --             (15)
   Deferred income taxes.....................          --         --             --         (520)           (520)
   Policyholders liabilities.................          --         --           (123)          --            (123)
                                              ----------- ----------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014                    $     2,231 $     (122) $        (368) $      (610) $        1,131
                                              =========== ==========  =============  ===========  ==============

                                                                                                      AOCI Gain (Loss)
                                              Net Unrealized                              Deferred     Related to Net
                                                  Gains                                    Income        Unrealized
                                               (Losses) on                Policyholders   Tax Asset      Investment
                                               Investments        DAC      Liabilities   (Liability)   Gains (Losses)
                                              --------------  ----------  -------------  -----------  ----------------
                                                                            (In Millions)
BALANCE, JANUARY 1, 2013..................... $        2,900  $     (179) $        (603) $      (741) $          1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)         --             --           --            (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62          --             --           --                62
   Excluded from Net earnings (loss)/(1)/....             15          --             --           --                15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --          72             --           --                72
   Deferred income taxes.....................             --          --             --          651               651
   Policyholders liabilities.................             --          --            358           --               358
                                              --------------  ----------  -------------  -----------  ----------------
BALANCE, DECEMBER 31, 2013                    $          607  $     (107) $        (245) $       (90) $            165
                                              ==============  ==========  =============  ===========  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 601 issues at December 31, 2014 and the 747 issues at December 31, 2013 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    1,314 $      (29) $    1,048 $      (42) $    2,362 $      (71)
  U.S. Treasury, government and agency.......        280         (6)        373        (20)        653        (26)
  States and political subdivisions..........         21         --          --         --          21         --
  Foreign governments........................         27         (1)         65         (6)         92         (7)
  Commercial mortgage-backed.................         37         (2)        355       (140)        392       (142)
  Residential mortgage-backed................         --         --          35         --          35         --
  Asset-backed...............................         --         --          20         (1)         20         (1)
  Redeemable preferred stock.................         42         --         169        (10)        211        (10)
                                              ---------- ----------  ---------- ----------  ---------- ----------

Total........................................ $    1,721 $      (38) $    2,065 $     (219) $    3,786 $     (257)
                                              ========== ==========  ========== ==========  ========== ==========

                                               Less Than 12 Months    12 Months or Longer            Total
                                              ---------------------  ---------------------  ----------------------
                                                           Gross                  Gross                   Gross
                                                         Unrealized             Unrealized              Unrealized
                                              Fair Value   Losses    Fair Value   Losses    Fair Value    Losses
                                              ---------- ----------  ---------- ----------  ---------- -----------
                                                                          (In Millions)
December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    4,381 $     (187) $      248 $      (26) $    4,629 $      (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645        (477)
  States and political subdivisions..........         36         (2)         --         --          36          (2)
  Foreign governments........................         68         (4)          7         (1)         75          (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559        (265)
  Residential mortgage-backed................        260         (1)          1         --         261          (1)
  Asset-backed...............................          2         --          28         (3)         30          (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311         (51)
                                              ---------- ----------  ---------- ----------  ---------- -----------

Total........................................ $    7,654 $     (725) $      892 $     (292) $    8,546 $    (1,017)
                                              ========== ==========  ========== ==========  ========== ===========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2014 and 2013 were $146 million and $158 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2014 and 2013, respectively, approximately $1,788 million and $1,913 million, or 5.8% and 6.6%, of the $30,795 million and $28,836 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $85 million and $215 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, the $219 million and $292 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2014 or 2013. As of December 31, 2014, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2014 and 2013, respectively, the Company owned $8 million and $10 million in RMBS backed by subprime residential mortgage loans, and $7 million and $8 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2014, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $12 million.

   At December 31, 2014 and 2013, respectively, the amortized cost of the Company's trading account securities was $5,160 million and $4,225 million with respective fair values of $5,143 million and $4,221 million. Also at December 31, 2014 and 2013, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $197 million and $192 million and costs of $185 million and $183 million as well as other equity securities with carrying values of $38 million and $34 million and costs of $36 million and $37 million.

   In 2014, 2013 and 2012, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $24 million, $48 million and $69 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $93 million and $135 million at December 31, 2014 and 2013, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $2 million and $7 million in 2014, 2013 and 2012, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4 million, $7 million and $8 million in 2014, 2013 and 2012, respectively.

   Troubled Debt Restructurings

   In 2011, the mortgage loan shown in the table below was modified to interest only payments. Since 2011, this loan has been modified two additional times to extend interest only payments through maturity. The maturity date was also extended from November 5, 2014 to December 5, 2015. Since the fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2014


                                                         OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ------------------------------------
                                              OF LOANS PRE-MODIFICATION POST - MODIFICATION
                                              -------- ---------------- -------------------

                                                              (DOLLARS IN MILLIONS)

Commercial mortgage loans....................        1               84                  93

   There were no default payments on the above loan during 2014. There were no agricultural troubled debt restructuring mortgage loans in 2014.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2014, 2013 and 2012 are as follows:

                                                             COMMERCIAL MORTGAGE LOANS
                                                             -------------------------
                                                               2014     2013     2012
                                                             -------  -------  -------
ALLOWANCE FOR CREDIT LOSSES:                                       (IN MILLIONS)
Beginning Balance, January 1,............................... $    42  $    34  $    32
   Charge-offs..............................................     (14)      --       --
   Recoveries...............................................      --       (2)     (24)
   Provision................................................       9       10       26
                                                             -------  -------  -------
Ending Balance, December 31,................................ $    37  $    42  $    34
                                                             =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment.................... $    37  $    42  $    34
                                                             =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2014, 2013 and 2012.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2014 and 2013, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2014

                                                             DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------------
                                                                                                  LESS    TOTAL
                                               GREATER   1.8X TO   1.5X TO    1.2X TO  1.0X TO    THAN   MORTGAGE
                                              THAN 2.0X   2.0X      1.8X       1.5X     1.2X      1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- -------- ---------- --------- -------- -------- ---------
                                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      335 $     -- $       -- $      59 $     34 $     -- $     428
  50% - 70%..................................        963      440        872       839       54       --     3,168
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Commercial Mortgage Loans.............. $    1,665 $    440 $      933 $   1,163 $    167 $     47 $   4,415
                                              ========== ======== ========== ========= ======== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      184 $    100 $      232 $     408 $    206 $     50 $   1,180
  50% - 70%..................................        143       87        201       223      204       47       905
  70% - 90%..................................         --       --         --        --       --       --        --
  90% plus...................................         --       --         --        --       --       --        --
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Agricultural Mortgage Loans............ $      327 $    187 $      433 $     631 $    410 $     97 $   2,085
                                              ========== ======== ========== ========= ======== ======== =========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      519 $    100 $      232 $     467 $    240 $     50 $   1,608
  50% - 70%..................................      1,106      527      1,073     1,062      258       47     4,073
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Mortgage Loans......................... $    1,992 $    627 $    1,366 $   1,794 $    577 $    144 $   6,500
                                              ========== ======== ========== ========= ======== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2013

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                         Less    Total
                                               Greater  1.8x to 1.5x to 1.2x to 1.0x to  than   Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x    1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- ------- ------- ------- ---------
                                                                     (In Millions)
Commercial Mortgage Loans/(1)/
0% - 50%..................................... $     285 $    -- $    -- $    -- $    36 $    -- $     321
50% - 70%....................................       360     573     671     533     135      --     2,272
70% - 90%....................................       116      --     313     240     105     219       993
90% plus.....................................       135      --      --      60      27      48       270
                                              --------- ------- ------- ------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $     896 $   573 $   984 $   833 $   303 $   267 $   3,856
                                              ========= ======= ======= ======= ======= ======= =========

                                                           Debt Service Coverage Ratio
                                              ------------------------------------------------------
                                                                                              Less    Total
                                               Greater   1.8x to  1.5x to   1.2x to  1.0x to  than   Mortgage
                                              than 2.0x   2.0x     1.8x      1.5x     1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     ---------- -------- -------- --------- ------- ------- ---------
                                                                       (In Millions)
Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $      185 $     82 $    214 $     410 $   208 $    49 $   1,148
50% - 70%....................................        127       50      193       164     149      39       722
70% - 90%....................................         --       --       --        --      --      --        --
90% plus.....................................         --       --       --        --      --      --        --
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      312 $    132 $    407 $     574 $   357 $    88 $   1,870
                                              ========== ======== ======== ========= ======= ======= =========

Total Mortgage Loans/(1)/
0% - 50%..................................... $      470 $     82 $    214 $     410 $   244 $    49 $   1,469
50% - 70%....................................        487      623      864       697     284      39     2,994
70% - 90%....................................        116       --      313       240     105     219       993
90% plus.....................................        135       --       --        60      27      48       270
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Mortgage Loans......................... $    1,208 $    705 $  1,391 $   1,407 $   660 $   355 $   5,726
                                              ========== ======== ======== ========= ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2014 and 2013, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                  RECORDED
                                                                                                 INVESTMENT
                                                                                  TOTAL    (GREATER THAN) 90 DAYS
                       30-59    60-89        90 DAYS                            FINANCING           AND
                       DAYS     DAYS    OR (GREATER THAN)   TOTAL    CURRENT   RECEIVABLES        ACCRUING
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
                                                             (IN MILLIONS)
DECEMBER 31, 2014
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    4,415 $     4,415 $                   --
 Agricultural........        1        7                 3        11      2,074       2,085                      3
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
TOTAL MORTGAGE LOANS. $      1 $      7 $               3 $      11 $    6,489 $     6,500 $                    3
                      ======== ======== ================= ========= ========== =========== ======================
December 31, 2013
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    3,856 $     3,856 $                   --
 Agricultural........        5        4                14        23      1,847       1,870                     14
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
Total Mortgage Loans. $      5 $      4 $              14 $      23 $    5,703 $     5,726 $                   14
                      ======== ======== ================= ========= ========== =========== ======================

   The following table provides information relating to impaired mortgage loans at December 31, 2014 and 2013, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      156 $      156 $      (37) $          148  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $      156 $      156 $      (37) $          148  $        2
                                              ========== ========== ==========  ==============  ==========

December 31, 2013:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $            1  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42) $          139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $      135 $      135 $      (42) $          139  $        2
                                              ========== ========== ==========  ==============  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY REAL ESTATE

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,490 million and $1,596 million, respectively, at December 31, 2014 and 2013. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $1 million and $6 million, respectively, at December 31, 2014 and 2013. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $206 million and $170 million, respectively, for 2014, 2013 and 2012.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate swaptions to reduce the risk associated with minimum guarantees on these interest-sensitive contracts.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDS"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These ASWs, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                      FAIR VALUE
                                                            ------------------------------
                                                                                           GAINS (LOSSES)
                                                NOTIONAL         ASSET        LIABILITY      REPORTED IN
                                                 AMOUNT       DERIVATIVES    DERIVATIVES   EARNINGS (LOSS)
                                              ------------- --------------- -------------- ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $       5,933 $             1 $            2 $          (522)
  Swaps......................................         1,169              22             15             (88)
  Options....................................         6,896           1,215            742             196
Interest rate contracts:/(1)/
  Floors.....................................         2,100             120             --               9
  Swaps......................................        11,608             605             15           1,507
  Futures....................................        10,647              --             --             459
  Swaptions..................................         4,800              72             --              37
Credit contracts:/(1)/
  Credit default swaps.......................         1,942               9             27               4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................           149               2             --               3
                                                                                           ---------------
NET INVESTMENT INCOME (LOSS).................                                                        1,605
                                                                                           ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................            --          10,711             --           3,964
GIB and GWBL and other features/(2)/.........            --              --            128            (128)
SCS, SIO, MSO and IUL indexed features/(3)/..            --              --            380            (199)
                                              ------------- --------------- -------------- ---------------

Balances, December 31, 2014.................. $      45,244 $        12,757 $        1,309 $         5,242
                                              ============= =============== ============== ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2013

                                                                   Fair Value
                                                            -------------------------
                                                                                      Gains (Losses)
                                                Notional       Asset      Liability     Reported In
                                                 Amount     Derivatives  Derivatives  Earnings (Loss)
                                              ------------- ------------ ------------ ---------------
                                                                   (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $       4,935 $         -- $          3 $        (1,434)
  Swaps......................................         1,293           --           51            (316)
  Options....................................         7,506        1,056          593             366
Interest rate contracts:/(1)/
  Floors.....................................         2,400          193           --              (5)
  Swaps......................................         9,823          216          212          (1,010)
  Futures....................................        10,763           --           --            (314)
  Swaptions..................................            --           --           --            (154)
Credit contracts:/(1)/
  Credit default swaps.......................           342           10            1               4
Other freestanding contracts:/(1)/
  Foreign currency contracts.................           112            1            1              (3)
                                                                                      ---------------
Net investment income (loss).................                                                  (2,866)
                                                                                      ---------------

Embedded derivatives:
GMIB reinsurance contracts...................            --        6,746           --          (4,297)
GIB and GWBL and other features/(2)/.........            --           --           --             265
SCS, SIO, MSO and IUL indexed features/(3)/..            --           --          346            (429)
                                              ------------- ------------ ------------ ---------------
Balances, December 31, 2013.................. $      37,174 $      8,222 $      1,207 $        (7,327)
                                              ============= ============ ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2014 are exchange-traded and net settled daily in cash. At December 31, 2014, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $229 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $29 million and
   (iii) the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $32 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a Credit Support Annex ("CSA") under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2014 and 2013, respectively, the Company held $1,225 million and $607 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2014 and 2013, respectively, were $28 million and $42 million, for which the Company posted collateral of $36 million and $35 million at December 31, 2014 and 2013, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   SECURITIES REPURCHASE AND REVERSE REPURCHASE TRANSACTIONS

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements and are reported in the consolidated balance sheets on a gross basis as Broker-dealer related payables or receivables. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, or U.S. government and government agency securities in an amount equal to 102%-105% of the fair value of the securities to be repurchased or resold and monitors their market values on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2014, the balance outstanding under securities repurchase and reverse repurchase transaction was $950 million. The Company utilized the funds received from these repurchase agreements to extend the duration of the assets within General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2014

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,236 $          753 $            483
Interest rate contracts......................          755             12              743
Credit contracts.............................            7             27              (20)
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           40             --               40
                                              ------------ -------------- ----------------
  Total Derivatives..........................        2,038            792            1,246
Other financial instruments..................          732             --              732
                                              ------------ -------------- ----------------
  Other invested assets...................... $      2,770 $          792 $          1,978
                                              ============ ============== ================
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        753 $          753 $             --
Interest rate contracts......................           12             12               --
Credit contracts.............................           27             27               --
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          792            792               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------ -------------- ----------------
  Total Derivatives..........................          792            792               --
Other financial liabilities..................        2,939             --            2,939
                                              ------------ -------------- ----------------
  Other liabilities.......................... $      3,731 $          792 $          2,939
                                              ============ ============== ================
Repurchase agreements........................          950             --              950
Other broker-dealer related payables.........          551             --              551
                                              ------------ -------------- ----------------
  Broker-dealer related payables............. $      1,501 $           -- $          1,501
                                              ============ ============== ================

  /(1)/Excludes Investment Management segment's $8 million net derivative assets and $158 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $9 million net derivative liability and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2014

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE     FINANCIAL                        NET
                                               BALANCE SHEETS     INSTRUMENTS        CASH         AMOUNTS
                                              ----------------- --------------  -------------  --------------

                                                                       (IN MILLIONS)
ASSETS
Counterparty A............................... $              62 $           --  $         (62) $           --
Counterparty B...............................               102             --            (95)              7
Counterparty C...............................               111             --           (110)              1
Counterparty D...............................               228             --           (224)              4
Counterparty E...............................                60             --            (59)              1
Counterparty F...............................                63             --            (60)              3
Counterparty G...............................               145           (145)            --              --
Counterparty H...............................                31            (31)            --              --
Counterparty I...............................               136             --           (134)              2
Counterparty J...............................                28             --            (22)              6
Counterparty K...............................                44             --            (44)             --
Counterparty L...............................               113           (113)            --              --
Counterparty M...............................                76             --            (68)              8
Counterparty N...............................                40             --             --              40
Counterparty Q...............................                 4             --             (4)             --
Counterparty T...............................                 3             --             (3)             --
                                              ----------------- --------------  -------------  --------------
  Total Derivatives.......................... $           1,246 $         (289) $        (885) $           72
Other financial instruments..................               732             --             --             732
                                              ----------------- --------------  -------------  --------------
  OTHER INVESTED ASSETS...................... $           1,978 $         (289) $        (885) $          804
                                              ================= ==============  =============  ==============

LIABILITIES
Counterparty D............................... $             450 $         (450) $          --  $           --
Counterparty C...............................               500           (500)            --              --
Other Broker-dealer related payables.........               551             --             --             551
                                              ----------------- --------------  -------------  --------------
  BROKER-DEALER RELATED PAYABLES............. $           1,501 $         (950) $          --  $          551
                                              ================= ==============  =============  ==============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2013

                                                                 Gross
                                                  Gross         Amounts       Net Amounts
                                                 Amounts     Offset in the  Presented in the
                                                Recognized   Balance Sheets  Balance Sheets
                                              -------------- -------------- ----------------
                                                              (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $        1,056 $          642 $            414
Interest rate contracts......................            344            211              133
Credit contracts.............................              9             --                9
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             64             --               64
                                              -------------- -------------- ----------------
  Total Derivatives..........................          1,473            853              620
Other financial instruments..................            733             --              733
                                              -------------- -------------- ----------------
  Other invested assets...................... $        2,206 $          853 $          1,353
                                              ============== ============== ================
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $          642 $          642 $             --
Interest rate contracts......................            211            211               --
  Total Derivatives, subject to an ISDA
   Master Agreement..........................            853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             --             --               --
                                              -------------- -------------- ----------------
  Total Derivatives..........................            853            853               --
Other financial liabilities..................          2,653             --            2,653
                                              -------------- -------------- ----------------
  Other liabilities.......................... $        3,506 $          853 $          2,653
                                              ============== ============== ================

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2013

                                                                         Collateral (Received)/Held
                                                    Net Amounts         ----------------------------
                                              Presented in the Balance    Financial                        Net
                                                       Sheets            Instruments        Cash         Amounts
                                              ------------------------  -------------  -------------  --------------
                                                                          (In Millions)
Counterparty A............................... $                     46  $          --  $         (46) $           --
Counterparty B...............................                       17             --            (17)             --
Counterparty C...............................                       28             --            (28)             --
Counterparty D...............................                      175             --           (175)             --
Counterparty E...............................                       47             --            (47)             --
Counterparty F...............................                      (28)            --             28              --
Counterparty G...............................                      134           (134)            --              --
Counterparty H...............................                        4             --             (4)             --
Counterparty I...............................                       (2)            --              2              --
Counterparty J...............................                      (12)            --             12              --
Counterparty K...............................                       41             --            (38)              3
Counterparty L...............................                       72             --            (69)              3
Counterparty M...............................                       30             --            (30)             --
Counterparty N...............................                       64             --             --              64
Counterparty Q...............................                        4             --             (4)             --
                                              ------------------------  -------------  -------------  --------------
  Total Derivatives.......................... $                    620  $        (134) $        (416) $           70
Other financial instruments..................                      733             --             --             733
                                              ------------------------  -------------  -------------  --------------
  Other invested assets...................... $                  1,353  $        (134) $        (416) $          803
                                              ========================  =============  =============  ==============

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $    1,431  $    1,462  $    1,529
Mortgage loans on real estate.........................        306         284         264
Equity real estate....................................          1           1          14
Other equity investments..............................        202         234         189
Policy loans..........................................        216         219         226
Short-term investments................................          1           1          15
Derivative investments................................      1,605      (2,866)       (978)
Broker-dealer related receivables.....................         15          14          14
Trading securities....................................         61          48          85
Other investment income...............................         32          34          33
                                                       ----------  ----------  ----------
Gross investment income (loss)........................      3,870        (569)      1,391
Investment expenses...................................        (53)        (57)        (50)
Interest expense......................................         (2)         (3)         (3)
                                                       ----------  ----------  ----------
Net Investment Income (Loss).......................... $    3,815  $     (629) $    1,338
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, Net investment income (loss) from derivatives included $899 million, $(2,829) million and $(232) million of realized gains (losses) on contracts closed during those periods and $706 million, $(37) million and $(746) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $      (54) $      (75) $      (89)
Mortgage loans on real estate.........................         (3)         (7)         (7)
Other equity investments..............................         (2)        (17)        (13)
Other.................................................          1          --          12
                                                       ----------  ----------  ----------
Investment Gains (Losses), Net........................ $      (58) $      (99) $      (97)
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $5 million, $8 million and $6 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,562 million and $3,504 million at December 31, 2014 and 2013, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2014 and 2013, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $610 million and $583 million at December 31, 2014 and 2013, respectively and the accumulated amortization of these intangible assets was $411 million and $384 million at December 31, 2014 and 2013, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $27 million, $24 million and $24 million for 2014, 2013 and 2012, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $28 million.

   At December 31, 2014 and 2013, respectively, net deferred sales commissions totaled $118 million and $71 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2014 net asset balance for each of the next five years is $43 million, $35 million, $27 million, $13 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2014, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AllianceBernstein acquired an approximate 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AllianceBernstein recorded $24 million of definite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AllianceBernstein also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AllianceBernstein does not own.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $163 million at December 31, 2014 and 2013, respectively. Amortization of capitalized software in 2014, 2013 and 2012 were $50 million, $119 million (including $45 million of accelerated amortization) and $77 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                     DECEMBER 31,
                                                                              ---------------------------
                                                                                  2014          2013
                                                                              ------------ --------------
                                                                                     (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other............ $      7,537 $        7,716
Policyholder dividend obligation.............................................          201            128
Other liabilities............................................................          117            144
                                                                              ------------ --------------
Total Closed Block liabilities............................................... $      7,855 $        7,988
                                                                              ------------ --------------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $4,829
   and $4,987)............................................................... $      5,143 $        5,232
Mortgage loans on real estate................................................        1,407          1,343
Policy loans.................................................................          912            949
Cash and other invested assets...............................................           14             48
Other assets.................................................................          176            186
                                                                              ------------ --------------
Total assets designated to the Closed Block..................................        7,652          7,758
                                                                              ------------ --------------
Excess of Closed Block liabilities over assets designated to the
  Closed Block...............................................................          203            230
Amounts included in accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of deferred
   income tax (expense) benefit of $(43) and $(45) and
   policyholder dividend obligation of $(201) and $(128).....................           80             83
                                                                              ------------ --------------
Maximum Future Earnings To Be Recognized From Closed Block
  Assets and Liabilities..................................................... $        283 $          313
                                                                              ============ ==============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                2014        2013        2012
                                                             ----------  ----------  ----------
                                                                        (IN MILLIONS)
REVENUES:
Premiums and other income................................... $      273  $      286  $      316
Investment income (loss)....................................        378         402         420
Net investment gains (losses)...............................         (4)        (11)         (9)
                                                             ----------  ----------  ----------
Total revenues..............................................        647         677         727
                                                             ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.......................        597         637         724
Other operating costs and expenses..........................          4           1          --
                                                             ----------  ----------  ----------
Total benefits and other deductions.........................        601         638         724
                                                             ----------  ----------  ----------
Net revenues, before income taxes...........................         46          39           3
Income tax (expense) benefit................................        (16)        (14)         (1)
                                                             ----------  ----------  ----------
Net Revenues (Losses)....................................... $       30  $       25  $        2
                                                             ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                             DECEMBER 31,
                                                        ---------------------
                                                           2014       2013
                                                        ---------- ----------
                                                            (IN MILLIONS)

Balances, beginning of year............................ $      128 $      373
Unrealized investment gains (losses)...................         73       (245)
                                                        ---------- ----------
Balances, End of year.................................. $      201 $      128
                                                        ========== ==========

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                       DECEMBER 31,
                                                                  ----------------------
                                                                     2014        2013
                                                                  ----------  ----------
                                                                       (IN MILLIONS)

Balance, beginning of year....................................... $      518  $      621
Contractholder bonus interest
   credits deferred..............................................         15          18
Amortization charged to income...................................       (150)       (121)
                                                                  ----------  ----------
Balance, End of Year............................................. $      383  $      518
                                                                  ==========  ==========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2014 and 2013, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
                                               --------------  -------------  ------------- ------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $           --  $      21,840  $         380 $     22,220
   U.S. Treasury, government and agency.......             --          7,331             --        7,331
   States and political subdivisions..........             --            472             47          519
   Foreign governments........................             --            446             --          446
   Commercial mortgage-backed.................             --             20            715          735
   Residential mortgage-backed/(1)/...........             --            793              2          795
   Asset-backed/(2)/..........................             --             46             53           99
   Redeemable preferred stock.................            254            635             --          889
                                               --------------  -------------  ------------- ------------
     Subtotal.................................            254         31,583          1,197       33,034
                                               --------------  -------------  ------------- ------------
  Other equity investments....................            217             --             61          278
  Trading securities..........................            710          4,433             --        5,143
  Other invested assets:
   Short-term investments.....................             --            103             --          103
   Swaps......................................             --            597             --          597
   Credit Default Swaps.......................             --            (18)            --          (18)
   Futures....................................             (2)            --             --           (2)
   Options....................................             --            473             --          473
   Floors.....................................             --            120             --          120
   Currency Contracts.........................             --              1             --            1
   Swaptions..................................             --             72             --           72
                                               --------------  -------------  ------------- ------------
     Subtotal.................................             (2)         1,348             --        1,346
                                               --------------  -------------  ------------- ------------
Cash equivalents..............................          2,725             --             --        2,725
Segregated securities.........................             --            476             --          476
GMIB reinsurance contracts....................             --             --         10,711       10,711
Separate Accounts' assets.....................        107,539          3,072            260      110,871
                                               --------------  -------------  ------------- ------------
   Total Assets............................... $      111,443  $      40,912  $      12,229 $    164,584
                                               ==============  =============  ============= ============

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                 LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                              ------------- ------------ ------------ ------------
                                                                 (IN MILLIONS)
LIABILITIES
GWBL and other features' liability........... $          -- $         -- $        128 $        128
SCS, SIO, MSO and IUL indexed
   features' liability.......................            --          380           --          380
                                              ------------- ------------ ------------ ------------
   Total Liabilities......................... $          -- $        380 $        128 $        508
                                              ============= ============ ============ ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2013

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  ---------  -------- ----------
                                                              (In Millions)
Assets
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

Liabilities
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed
   features' liability........................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2014 and 2013, respectively, the fair value of public fixed maturities is approximately $24,779 million and $21,671 million or approximately 16.2% and 15.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2014 and 2013, respectively, the fair value of private fixed maturities is approximately $8,255 million and $7,748 million or approximately 5.4% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2014 and 2013, respectively, the net fair value of freestanding derivative positions is approximately $1,243 million and $617 million or approximately 92.3% and 86.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.1 million and $0.4 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2014.

   At December 31, 2014 and 2013, respectively, investments classified as Level 1 comprise approximately 72.7% and 74.5% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2014 and 2013, respectively, investments classified as Level 2 comprise approximately 26.4% and 24.5% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2014 and 2013, respectively, approximately $821 million and $970 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETFs or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETFs or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2014 and 2013, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2014 and 2013, respectively, were approximately $135 million and $150 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $770 million and $787 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2014 and 2013, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $147 million and $133 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2014. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.5% of total equity at December 31, 2014.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. One of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 classification to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2014 and 2013, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED      BACKED
                                                ---------  ---------  --------  -----------  -----------  --------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $     291  $      46  $     --  $       700  $         4  $     83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --            2           --        --
     Investment gains (losses), net............         3         --        --          (89)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................         5         --        --          (87)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........         6          2        --          135           --         7
Purchases......................................       162         --        --           --           --        --
Sales..........................................      (30)        (1)        --         (20)          (2)      (37)
Transfers into Level 3/(1)/....................        15         --        --           --           --        --
Transfers out of Level 3/(1)/..................      (69)         --        --         (13)           --        --
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2014..................... $     380  $      47  $     --  $       715  $         2  $     53
                                                =========  =========  ========  ===========  ===========  ========

BALANCE, JANUARY 1, 2013....................... $     355  $      50  $     19  $       900  $         9  $    113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --           --           --        --
     Investment gains (losses), net............         5         --        --          (68)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................ $       7  $      --  $     --  $       (68) $        --  $     --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........        (1)        (3)       (2)          13           (1)        3
Purchases......................................        70         --        --           31           --        --
Sales..........................................      (150)        (1)      (17)        (160)          (4)      (22)
Transfers into Level 3/(1)/....................        20         --        --           --           --        --
Transfers out of Level 3/(1)/..................       (10)        --        --          (16)          --       (11)
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $     --  $       700  $         4  $     83
                                                =========  =========  ========  ===========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                           State and
                                                           Political           Commercial  Residential
                                                             Sub-     Foreign  Mortgage-    Mortgage-   Asset-
                                                Corporate  divisions   Govts     backed      backed     backed
                                                ---------  ---------  -------  ----------  -----------  ------
                                                                         (In Millions)
BALANCE, JANUARY 1, 2012....................... $     432  $      53  $    22  $      902  $        14  $  172
Total gains (losses), realized and unrealized,
  included in:
     Earnings (loss) as:
     Net investment income (loss)..............         2         --       --           2           --      --
     Investment gains (losses), net............         4         --       --        (105)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
 Subtotal......................................         6         --       --        (103)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
Other comprehensive income (loss)..............        15         (1)      --         128           --       4
Purchases......................................        --         --       --          --           --      --
Sales..........................................       (47)        (2)      --         (27)          (5)    (25)
Transfers into Level 3/(1)/....................        17         --       --          --           --      --
Transfers out of Level 3/(1)/..................       (68)        --       (3)         --           --     (38)
                                                ---------  ---------  -------  ----------  -----------  ------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $    19  $      900  $         9  $  113
                                                =========  =========  =======  ==========  ===========  ======

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                ----------  ---------------  -----------  --------  ---------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $       15  $            52  $     6,747  $    237  $      --
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --
     Investment gains (losses), net............         --                1           --        15         --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --
     Policyholders' benefits...................         --               --           --        --         (8)
                                                ----------  ---------------  -----------  --------  ---------
  Subtotal.....................................         --                4        3,744        15         (8)
                                                ----------  ---------------  -----------  --------  ---------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases......................................         --                8          225        16        136
Sales..........................................        (15)              (1)         (35)       (3)        --
Settlements....................................         --               --           --        (5)        --
Transfers into Level 3/(1)/....................         --               --           --        --         --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --
                                                ----------  ---------------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2014..................... $       --  $            61  $    10,711  $    260  $     128
                                                ==========  ===============  ===========  ========  =========

                                                                                                      GWBL
                                                Redeemable      Other          GMIB      Separate   and Other
                                                Preferred      Equity       Reinsurance  Accounts   Features
                                                  Stock    Investments/(2)/    Asset      Assets    Liability
                                                ---------- ---------------  -----------  --------  ----------
                                                                        (In Millions)
BALANCE, JANUARY 1, 2013....................... $       15 $            77  $    11,044  $    224  $      265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --              10           --        --          --
     Investment gains (losses), net............         --              (7)          --        10          --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --              --       (4,496)       --          --
     Policyholders' benefits...................         --              --           --        --        (351)
                                                ---------- ---------------  -----------  --------  ----------
  Subtotal..................................... $       -- $             3  $    (4,496) $     10  $     (351)
                                                ---------- ---------------  -----------  --------  ----------
Other comprehensive income (loss)..............         --              --           --        (1)         --
Purchases......................................         --               4          237         6          86
Sales..........................................         --              (3)         (38)       (3)         --
Settlements....................................         --              --           --        (2)         --
Transfers into Level 3/(1)/....................         --              --           --         3          --
Transfers out of Level 3/(1)/..................         --             (29)          --        --          --
                                                ---------- ---------------  -----------  --------  ----------
BALANCE, DECEMBER 31, 2013..................... $       15 $            52  $     6,747  $    237  $       --
                                                ========== ===============  ===========  ========  ==========

                                                                                                                   GWBL
                                                Redeemable        Other        Other       GMIB       Separate   and Other
                                                Preferred        Equity       Invested  Reinsurance   Accounts   Features
                                                  Stock     Investments/(2)/   Assets      Asset       Assets    Liability
                                                ----------- ----------------- --------  ------------ ---------  -----------
                                                                               (In Millions)
BALANCE, JANUARY 1, 2012....................... $        14 $              77 $     (2) $     10,547 $     215  $       291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Investment gains (losses), net............          --                --       --            --         8           --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --                --       --           315        --           --
     Policyholders' benefits...................          --                --       --            --        --          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
  Subtotal.....................................          --                --       --           315         8          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
Other comprehensive income (loss)..............           1                --        2            --        --           --
Purchases......................................          --                --       --           182         6           51
Sales..........................................          --                --       --            --        (2)          --
Settlements....................................          --                --       --            --        (3)          --
                                                ----------- ----------------- --------  ------------ ---------  -----------
BALANCE, DECEMBER 31, 2012..................... $        15 $              77 $     --  $     11,044 $     224  $       265
                                                =========== ================= ========  ============ =========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Trading securities' Level 3 amount.

   The table below details changes in unrealized gains (losses) for 2014 and 2013 by category for Level 3 assets and liabilities still held at December 31, 2014 and 2013, respectively:

                                                               EARNINGS (LOSS)
                                                --------------------------------------------
                                                   NET     INVESTMENT        INCREASE
                                                INVESTMENT   GAINS    (DECREASE) IN THE FAIR             POLICY-
                                                  INCOME   (LOSSES),   VALUE OF REINSURANCE              HOLDERS'
                                                  (LOSS)      NET           CONTRACTS            OCI     BENEFITS
                                                ---------- ---------- ----------------------  --------- ---------

                                                                          (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2014
STILL HELD AT DECEMBER 31, 2014:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $       6 $      --
     State and political subdivisions..........         --         --                     --          2        --
     Commercial mortgage- backed...............         --         --                     --        112        --
     Asset-backed..............................         --         --                     --          7        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $     127 $      --
                                                ---------- ----------  ---------------------  --------- ---------
   GMIB reinsurance contracts..................         --         --                  3,964         --        --
   Separate Accounts' assets...................         --         15                     --         --        --
   GWBL and other features' liability..........         --         --                     --         --       128
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       15  $               3,964  $     127 $     128
                                                ========== ==========  =====================  ========= =========

Level 3 Instruments
Full Year 2013
Still Held at December 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $     (2) $      --
     State and political subdivisions..........         --         --                     --        (4)        --
     Commercial mortgage- backed...............         --         --                     --          6        --
     Asset-backed..............................         --         --                     --          4        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $       4 $      --
                                                ---------- ----------  ---------------------  --------- ---------
     GMIB reinsurance contracts................         --         --                 (4,297)        --        --
     Separate Accounts' assets.................         --         10                     --         --        --
     GWBL and other features' liability........         --         --                     --         --      (265)
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       10  $              (4,297) $       4 $    (265)
                                                ========== ==========  =====================  ========= =========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2014 and 2013, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2014

                                FAIR         VALUATION
                                VALUE        TECHNIQUE         SIGNIFICANT UNOBSERVABLE INPUT         RANGE
                               ------- ---------------------- --------------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable                          Discount rate
                                         companies                                                11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

   Other equity investments...      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 238 BPS - 395 BPS
                                                                          domestic product rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/................ $   107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2013

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                                ------ ---------------------- --------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate................... $   54 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve 125 bps - 550 bps
-----------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.      1 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve      45 bps
-----------------------------------------------------------------------------------------------------------------

   Asset-backed................      7 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 bps - 687 bps
-----------------------------------------------------------------------------------------------------------------

   Other equity investments....     52 Market comparable                   Revenue multiple R&D    1.2x - 4.9x
                                         companies                            multiple Discount   1.1x - 17.1x
                                                                                  rate Discount       18.0%
                                                                        years Discount for lack         1
                                                                           of marketability and
                                                                                   risk factors   50.0% - 60.0%
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......    215 Third party appraisal           Capitalization rate Exit       5.4%
                                                                                 capitalization       6.4%
                                                                             rate Discount rate       7.4%

                                    11 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 256 bps - 434 bps
                                                                               domestic product    0.0% - 2.3%
                                                                           rate Discount factor    3.3% - 6.8%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  6,747 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                         Rates GMIB Utilization    0.2% - 8.0%
                                                                          Rates Non-performance   0.0% - 15.0%
                                                                        risk Volatility rates -  7 bps - 21 bps
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/................. $   61 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                       Rates Volatility rates -    0.0% - 7.0%
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2014 and 2013, respectively, are approximately $1,045 million and $1,088 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 68.8% and 76.2% of total assets classified as Level 3 and represent only 0.7% and 0.8% of total assets measured at fair value on a recurring basis at December 31, 2014 and 2013 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2014 and 2013, respectively, are approximately $207 million and $54 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 54.5% and 18.6% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2014 and 2013, are approximately 0.0% and 25.0%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2014 and 2013, are approximately 9.4% and 8.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2014 and 2013, respectively, are approximately $31 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2014 and 2013, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $3 million and $10 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2014 and 2013, primarily consist of a private real estate fund with a fair value of approximately $234 million and $215 million, a private equity investment with a fair value of approximately $2 million and $4 million and mortgage loans with fair value of approximately $5 million and $7 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $11 million and $8 million at December 31, 2014 and $3 million and $7 million at December 31, 2013, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2014 and 2013 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                                FAIR VALUE
                                                   CARRYING   ----------------------------------------------
                                                    VALUE       LEVEL 1    LEVEL 2     LEVEL 3      TOTAL
                                                 ------------ ----------- ---------- ------------ ----------

                                                                        (IN MILLIONS)
December 31, 2014:
Mortgage loans on real estate................... $      6,463 $        -- $       -- $      6,617 $    6,617
Loans to affiliates.............................        1,087          --        810          393      1,203
Policyholders liabilities: Investment contracts.        2,799          --         --        2,941      2,941
Policy loans....................................        3,408          --         --        4,406      4,406
Short-term debt.................................          200          --        212           --        212
December 31, 2013:
Mortgage loans on real estate................... $      5,684 $        -- $       -- $      5,716 $    5,716
Loans to affiliates.............................        1,088          --        800          398      1,198
Policyholders liabilities: Investment contracts.        2,435          --         --        2,523      2,523
Policy loans....................................        3,434          --         --        4,316      4,316
Long-term debt..................................          200          --        225           --        225
Loans from affiliates...........................          825          --        969           --        969

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB     GMIB    TOTAL
                                              -------  -------  -------
                                                    (IN MILLIONS)

Balance at January 1, 2012................... $ 1,593  $ 4,130  $ 5,723
  Paid guarantee benefits....................    (288)     (77)    (365)
  Other changes in reserve...................     467      508      975
                                              -------  -------  -------
Balance at December 31, 2012.................   1,772    4,561    6,333
  Paid guarantee benefits....................    (237)    (325)    (562)
  Other changes in reserve...................      91      (33)      58
                                              -------  -------  -------
Balance at December 31, 2013.................   1,626    4,203    5,829
  Paid guarantee benefits....................    (231)    (220)    (451)
  Other changes in reserve...................     334    1,661    1,995
                                              -------  -------  -------
Balance at December 31, 2014................. $ 1,729  $ 5,644  $ 7,373
                                              =======  =======  =======

   Related GMDB reinsurance ceded amounts were:

                                                            GMDB
                                                        -------------
                                                        (IN MILLIONS)

Balance at January 1, 2012............................. $         716
  Paid guarantee benefits..............................          (127)
  Other changes in reserve.............................           255
                                                        -------------
Balance at December 31, 2012...........................           844
  Paid guarantee benefits..............................          (109)
  Other changes in reserve.............................            56
                                                        -------------
Balance at December 31, 2013...........................           791
  Paid guarantee benefits..............................          (114)
  Other changes in reserve.............................           155
                                                        -------------
Balance at December 31, 2014........................... $         832
                                                        =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2014 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM      RATCHET     ROLL-UP      COMBO        TOTAL
                                               -----------  ----------  ----------  -----------  -----------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $    13,033  $      198  $       85  $       356  $    13,672
   Separate Accounts.......................... $    38,629  $    8,632  $    3,905  $    36,882  $    88,048
  Net amount at risk, gross................... $       240  $      136  $    2,176  $    12,224  $    14,776
  Net amount at risk, net of
   amounts reinsured.......................... $       240  $       90  $    1,454  $     4,758  $     6,542
  Average attained age of contractholders.....        51.0        65.0        71.0         65.9         54.8
  Percentage of contractholders over age 70...         8.7%       34.0%       55.7%        36.1%        16.1%
  Range of contractually specified
   interest rates.............................         N/A         N/A      3% - 6%    3% - 6.5%    3% - 6.5%

                                              RETURN OF
                                               PREMIUM  RATCHET   ROLL-UP      COMBO       TOTAL
                                              --------- ------- ----------  ----------  ----------
                                                              (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account...........................       N/A     N/A $      406  $      365  $      771
   Separate Accounts.........................       N/A     N/A $   12,271  $   45,813  $   58,084
  Net amount at risk, gross..................       N/A     N/A $    1,126  $    4,246  $    5,372
  Net amount at risk, net of
   amounts reinsured.........................       N/A     N/A $      342  $    1,045  $    1,387
  Weighted average years remaining
   until annuitization.......................       N/A     N/A        1.0         2.7         2.6
  Range of contractually specified
   interest rates............................       N/A     N/A     3% - 6%   3% - 6.5%   3% - 6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $508 million and $346 million at December 31, 2014 and 2013, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2014, the Company's program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts expired. The Company believes that this program was mutually beneficial to both the Company and policyholders, who no longer needed or wanted the GMDB and GMIB rider. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who did not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the differences in accounting recognition between the fair value of the reinsurance contract asset, the gross reserves and DAC, the net impact of the buyback was a $29 million and $20 million decrease to Net earnings in 2014 and 2013 respectively. For additional information, see "Accounting for Variable Annuities with GMDB and GMIB Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   67,108 $   64,035
Fixed income.................................      3,031      3,330
Balanced.....................................     17,505     19,237
Other........................................        404        496
                                              ---------- ----------
Total........................................ $   88,048 $   87,098
                                              ========== ==========

GMIB:
-----
Equity....................................... $   43,850 $   41,603
Fixed income.................................      1,988      2,208
Balanced.....................................     12,060     13,401
Other........................................        186        246
                                              ---------- ----------
Total........................................ $   58,084 $   57,458
                                              ========== ==========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2014, the total account value and net amount at risk of the hedged variable annuity contracts were $51,411 million and $5,408 million, respectively, with the GMDB feature and $35,717 million and $1,188 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                               REINSURANCE
                                              DIRECT LIABILITY    CEDED        NET
                                              ---------------- -----------  ----------
                                                           (IN MILLIONS)

Balance at January 1, 2012................... $            470        (262) $      208
  Other changes in reserves..................               86         (48)         38
                                              ---------------- -----------  ----------
Balance at December 31, 2012.................              556        (310)        246
  Other changes in reserves..................              273        (131)        142
                                              ---------------- -----------  ----------
Balance at December 31, 2013.................              829        (441)        388
  Other changes in reserves..................              135        (114)         21
                                              ---------------- -----------  ----------
Balance at December 31, 2014................. $            964 $      (555) $      409
                                              ================ ===========  ==========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2014, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.9% and 50.7%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.2% and 51.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2014 and 2013 were $10,711 million and $6,747 million, respectively. The increases (decreases) in fair value were $3,964 million, $(4,297) million and $497 million for 2014, 2013 and
    2012, respectively.

   At December 31, 2014 and 2013, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,367 million and $2,379 million, of which $2,069 million and $2,073 million related to three specific reinsurers, which were Zurich Insurance Company Ltd.

   (AA - rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (A+ rating). At December 31, 2014 and 2013, affiliated reinsurance recoverables related to insurance contracts amounted to $1,684 million and $1,555 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $72 million and $70 million are included in other liabilities in the consolidated balance sheets at December 31, 2014 and 2013, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $110 million and $143 million at December 31, 2014 and 2013, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2014 and 2013 were $757 million and $709 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                         2014    2013    2012
                                                        ------  ------  ------
                                                             (IN MILLIONS)

Direct premiums........................................ $  844  $  848  $  873
Reinsurance assumed....................................    211     213     219
Reinsurance ceded......................................   (541)   (565)   (578)
                                                        ------  ------  ------
Premiums............................................... $  514  $  496  $  514
                                                        ======  ======  ======
Universal Life and Investment-type Product Policy Fee
  Income Ceded......................................... $  270  $  247  $  234
                                                        ======  ======  ======
Policyholders' Benefits Ceded.......................... $  726  $  703  $  667
                                                        ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $78 million and $79 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, $1,714 million and $1,687 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                          2014     2013     2012
                                                        --------- ------- ---------
                                                               (IN MILLIONS)

Incurred benefits related to current year.............. $      14 $    15 $      16
Incurred benefits related to prior years...............        16      10        14
                                                        --------- ------- ---------
Total Incurred Benefits................................ $      30 $    25 $      30
                                                        ========= ======= =========
Benefits paid related to current year.................. $      20 $    19 $      21
Benefits paid related to prior years...................        11      13        16
                                                        --------- ------- ---------
Total Benefits Paid.................................... $      31 $    32 $      37
                                                        ========= ======= =========

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2014    2013
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein:
  Commercial paper (with interest rates of
   0.3% and 0.3%)............................ $   489 $   268
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200      --
                                              ------- -------
Total short-term debt........................     689     268
                                              ------- -------
Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............      --     200
                                              ------- -------
Total long-term debt.........................      --     200
                                              ------- -------
Total short-term and long-term debt..........     689     468
                                              ======= =======

   Short-term Debt

   AllianceBernstein has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2014, AllianceBernstein and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2014 and 2013, AllianceBernstein and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2014 and 2013, AllianceBernstein and SCB LLC did not draw upon the Credit Facility.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AllianceBernstein named as an additional borrower, while three lines have no stated limit. As of December 31, 2014 and 2013, SCB LLC had no bank loans outstanding.

   Long-term Debt

   At December 31, 2014, the Company did not have any long-term debt outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), a subsidiary of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $29 million, $40 million and $37 million, respectively, for 2014, 2013 and 2012.

   In 2014, 2013 and 2012, respectively, the Company paid AXA Distribution and its subsidiaries $616 million, $621 million and $684 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $325 million, $345 million and $399 million, respectively, for their applicable share of operating expenses in 2014, 2013 and 2012, pursuant to the Agreements for Services.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2014 and 2013, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,560 million and $5,388 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2014, 2013 and 2012 related to the UL and no lapse guarantee riders totaled approximately $453 million, $474 million and $484 million, respectively. Ceded claims paid in 2014, 2013 and 2012 were $83 million, $70 million and $68 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($8,794 million at December 31, 2014) and/or letters of credit ($3,005 million at December 31, 2014). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2014, 2013 and 2012 totaled approximately $22 million, $21 million and $21 million, respectively. Claims and expenses paid in 2014, 2013 and 2012 were $10 million, $10 million and $13 million, respectively.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $75 million, $148 million and $135 million for 2014, 2013 and 2012, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $173 million, $165 million and $161 million in 2014, 2013 and 2012, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $15 million, $24 million and $26 million in 2014, 2013 and 2012, respectively. The net receivable (payable) related to these contracts was approximately $3 million and $(8) million at December 31, 2014 and 2013, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2014      2013      2012
                                              --------- --------- ---------
                                                      (IN MILLIONS)

Investment advisory and services fees........ $   1,062 $   1,010 $     879
Distribution revenues........................       433       455       408
Other revenues -- shareholder servicing fees.        91        91        89
Other revenues -- other......................         6         6         5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors a non-qualified defined benefit pension plan.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. A new company contribution was added to the 401(k) Plan effective January 1, 2014, in addition to the existing discretionary profit sharing contribution. AXA Equitable also provides an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2014, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $6 million cash contribution to its qualified pension plan in 2014. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2014, no minimum contribution is required to be made in 2015 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2015. AllianceBernstein currently does not plan to make a contribution to its pension plan during 2015.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                    2014     2013     2012
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Service cost...................................... $    9  $    40  $    40
Interest cost.....................................    107       99      109
Expected return on assets.........................   (155)    (155)    (146)
Actuarial (gain) loss.............................      1        1        1
Net amortization..................................    111      155      164
Curtailment.......................................     --        3       --
                                                   ------  -------  -------
Net Periodic Pension Expense...................... $   73  $   143  $   168
                                                   ======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Projected benefit obligation, beginning of year........... $  2,463  $  2,797
Service cost..............................................       --        32
Interest cost.............................................      107        99
Actuarial (gains) losses..................................      264      (260)
Benefits paid.............................................     (177)     (176)
Plan amendments and curtailments..........................       --       (29)
                                                           --------  --------
Projected Benefit Obligation, End of Year................. $  2,657  $  2,463
                                                           ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Pension plan assets at fair value, beginning of year...... $  2,401  $  2,396
Actual return on plan assets..............................      250       180
Contributions.............................................        6         4
Benefits paid and fees....................................     (184)     (179)
                                                           --------  --------
Pension plan assets at fair value, end of year............    2,473     2,401
PBO.......................................................    2,657     2,463
                                                           --------  --------
Excess of PBO Over Pension Plan Assets.................... $   (184) $    (62)
                                                           ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $184 million and $62 million at December 31, 2014 and 2013, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,657 million and $2,473 million, respectively, at December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,657 million and $2,473 million, respectively, at

   December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The accumulated benefit obligation for all defined benefit pension plans was $2,657 million and $2,463 million at December 31, 2014 and 2013, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2014 and 2013 that have not yet been recognized as components of net periodic pension cost:

                                                          DECEMBER 31,
                                                        -----------------
                                                          2014     2013
                                                        -------- --------
                                                          (IN MILLIONS)

Unrecognized net actuarial (gain) loss................. $  1,144 $  1,181
                                                        -------- --------
  Total................................................ $  1,144 $  1,181
                                                        ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $120 million and
    $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2014 and 2013:

                                                        DECEMBER 31,
                                                        ------------
                                                         2014   2013
                                                        -----  -----
                                                        (IN MILLIONS)

Fixed Maturities.......................................  49.4%  49.0%
Equity Securities......................................  38.8   39.1
Equity real estate.....................................   9.8    9.3
Cash and short-term investments........................   1.3    1.9
Other..................................................   0.7    0.7
                                                        -----  -----
  Total................................................ 100.0% 100.0%
                                                        =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are established by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In the first quarter of 2014, AXA Equitable's qualified pension plan discontinued its equity-hedging program at maturity of the underlying positions and modified the investment allocation strategy to target a 50%-50% mix of long-duration bonds and "return-seeking" assets, the latter to include investments in hedge funds and real estate and a 50% allocation to public equities. Plan assets were managed during 2014 to achieve the targeted 50%-50% mix at December 31, 2014 with public equities and real estate comprising return-seeking assets and an expectation for initial investments in hedge funds to begin in 2015.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2014 and 2013, respectively.

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
DECEMBER 31, 2014:                            ------- -------- ------- ---------
ASSET CATEGORIES                                        (IN MILLIONS)
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $     833
  U.S. Treasury, government and agency.......      --      358      --       358
  States and political subdivisions..........      --       18      --        18
  Other structured debt......................      --        9       3        12
Common and preferred equity..................     743      177      --       920
Mutual funds.................................      46       --      --        46
Private real estate investment funds.........      --       --       1         1
Private real estate investment trusts........      --       10     242       252
Cash and cash equivalents....................      13       --      --        13
Short-term investments.......................      --       20      --        20
                                              ------- -------- ------- ---------
   Total..................................... $   802 $  1,425 $   246 $   2,473
                                              ======= ======== ======= =========


                                              Level 1  Level 2  Level 3   Total
December 31, 2013:                            ------- --------- ------- ---------
Asset Categories                                         (In Millions)
Fixed Maturities:
  Corporate.................................. $    -- $     801 $    -- $     801
  U.S. Treasury, government and agency.......      --       343      --       343
  States and political subdivisions..........      --        16      --        16
  Other structured debt......................      --         6       4        10
Common and preferred equity..................     716       191      --       907
Mutual funds.................................      44        --      --        44
Private real estate investment funds.........      --        --       2         2
Private real estate investment trusts........      --        11     220       231
Cash and cash equivalents....................       1        --      --         1
Short-term investments.......................      23        23      --        46
                                              ------- --------- ------- ---------
   Total..................................... $   784 $   1,391 $   226 $   2,401
                                              ======= ========= ======= =========

   At December 31, 2014, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. At December 31, 2013, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $1 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The table below presents a reconciliation for all Level 3 qualified pension plan assets at December 31, 2014 and 2013, respectively.

                                                          PRIVATE
                                                        REAL ESTATE   PRIVATE
                                          FIXED         INVESTMENT   INVESTMENT  COMMON
                                     MATURITIES/(1)/       FUNDS       TRUSTS    EQUITY     TOTAL
                                    -----------------  ------------  ---------- --------  --------
                                                             (IN MILLIONS)
Balance at January 1, 2014......... $               4  $          2  $      220 $     --  $    226
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2014...............                --            --          22       --        22
  Purchases/issues.................                --            --          --       --        --
  Sales/settlements................                --            (1)         --       (1)       (2)
  Transfers into/out of Level 3....                --            --          --       --        --
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2014....... $               4  $          1  $      242 $     (1) $    246
                                    =================  ============  ========== ========  ========

Balance at January 1, 2013......... $               5  $          3  $      197 $     --  $    205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013...............                --            --          23       --        23
  Transfers into/out of Level 3....                (1)           (1)         --       --        (2)
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2013....... $               4  $          2  $      220 $     --  $    226
                                    =================  ============  ========== ========  ========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under AXA Equitable's qualified pension plan was discounted using a published high-quality bond yield curve. The discount rate used to measure the benefit obligation at December 31, 2014 and 2013 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefit obligation as the aforementioned discounted cash flow analysis.

   In 2014, AXA Equitable modified its practice for calculating the discount rate used to measure and report its defined benefit obligations primarily to change the reference high-quality bond yield curve from the Citigroup-AA curve to the Citigroup Above-Median-AA curve and to incorporate other refinements adding incremental precision to the calculation. These changes increased the resulting discount rate by 10 bps at December 31, 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million. Had the modifications and refinements to the discount rate calculation been applied at December 31, 2013, the discount rate and measurement of the funded status of the plan would not have changed from what was previously reported.

   In 2014, the Society of Actuaries ("SOA") finalized new mortality tables and a new mortality improvement scale, reflecting improved life expectancies and an expectation that trend will continue. AXA Equitable considered this new data and determined that mortality experience of the AXA Qualified Plan as well as other relevant demographics supported its retention of the existing SOA mortality tables combined with the use of a more robust improvements scale. Adoption of that modification, including projection of assumed mortality on a full generational approach, increased the December 31, 2014 unfunded PBO of AXA Equitable's qualified pension plan and the related pre-tax charge to shareholders' equity attributable to AXA Equitable by approximately $54 million.

   The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2014 and 2013.

                                                                        2014    2013
                                                                       ------- -------
Discount rates:
  Benefit obligation..................................................   3.60%   4.50%
  Periodic cost.......................................................   3.60%   4.50%
Rates of compensation increase:
  Benefit obligation and periodic cost................................   6.00%   6.00%
Expected long-term rates of return on pension plan assets
  (periodic cost).....................................................   6.75%   6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $10 million and $12 million for 2014, 2013 and 2012, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2015, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2014 and include benefits attributable to estimated future employee service.

                                                                PENSION
                                                               BENEFITS
                                                             -------------
                                                             (IN MILLIONS)

2015........................................................ $         188
2016........................................................           194
2017........................................................           189
2018........................................................           186
2019........................................................           182
Years 2020-2024.............................................           841

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2014, 2013 and 2012 for share-based payment arrangements as further described herein are as follows:

                                                2014     2013      2012
                                              -------- --------  --------
                                                     (IN MILLIONS)
Performance Unit/Shares...................... $     10 $     43  $     24
Stock Options................................        1        2         3
AXA Shareplan................................       10       13        18
AXA Miles....................................       --       --         1
AllianceBernstein Stock Options..............       --       (4)        1
AllianceBernstein Restricted Units...........      171      286       148
                                              -------- --------  --------
Total Compensation Expenses.................. $    192 $    340  $    195
                                              ======== ========  ========

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2014, they were granted performance shares under the AXA International Performance Share Plan 2014 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2014 GRANT. On March 24, 2014, under the terms of the Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares earned during this performance period will vest and be settled on the third anniversary of the award date, and the second tranche of the performance shares earned will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2014, 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $0 million, $26 million and $11 million, respectively.

   For 2014, 2013 and 2012, the Company recognized compensation costs of $10 million, $43 million and $24 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2014 and 2013 was $84 million and $108 million, respectively. Approximately 6 million outstanding performance units and shares are at risk to achievement of 2014 performance criteria, primarily representing the performance shares grant of March 24, 2014 for which cumulative average 2014-2016 performance targets will determine the number of performance shares earned and including all of the performance unit award granted on March 22, 2013.

   Stock Options

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $345,000.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $131,000 and $357,000, respectively.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $192,000, $504,000 and $791,000.

   Shares Authorized

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2014 follows:

                                                                  Options Outstanding
                                    ------------------------------------------------------------------------------
                                                                                           AllianceBernstein Holding
                                         AXA Ordinary Shares            AXA ADRs/(3)/                Units
                                    ----------------------------   ----------------------- -----------------------
                                                     Weighted                    Weighted                 Weighted
                                      Number         Average         Number      Average     Number       Average
                                    Outstanding      Exercise      Outstanding   Exercise  Outstanding    Exercise
                                    (In 000's)        Price        (In 000's)     Price    (In 000's)      Price
                                    -----------  ---------------   -----------  ---------- -----------  ----------

Options outstanding at
  January 1, 2014..................    17,569.7  (Euro)    21.00       1,829.8  $    23.60     7,074.1  $    40.82
Options granted....................       403.1  (Euro)    18.16            --  $       --        25.1  $    22.99
Options exercised..................      (546.4) (Euro)    13.42        (590.2) $    20.02    (1,110.0) $    17.08
Options forfeited, net.............      (683.2) (Euro)    26.25        (138.6) $    23.39       (24.8) $    84.19
Options expired/reinstated.........        94.7               --           4.2          --       (22.0) $    33.00
                                    -----------                    -----------              ----------
Options Outstanding at
  December 31, 2014................    16,837.9  (Euro)    21.39       1,105.2  $    25.53     5,942.4  $    45.03
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $    278.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        3.28                           0.67                     3.9
                                    ===========                    ===========              ==========
Options Exercisable at
  December 31, 2014................    13,890.4  (Euro)    22.44       1,105.2  $    25.53     4,949.0       38.12
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $  7,967.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        2.62                           0.67                     3.9
                                    ===========                    ===========              ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2014 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2014 was $12 million. The intrinsic value related to employee exercises of stock options during 2014, 2013 and 2012 were $3 million, $14 million and $5 million respectively, resulting in amounts currently deductible for tax purposes of $1 million, $5 million, and $2 million, respectively, for the periods then ended. In 2014, 2013 and 2012, windfall tax benefits of approximately $1 million, $5 million and $2 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2014, AXA Financial held approximately 6,213 AXA ordinary shares in treasury at a weighted average cost of $22.86 per share, which were designated to fund future exercises of outstanding stock.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2014, 2013 and 2012, respectively.

                                                   AXA Ordinary Shares       AllianceBernstein Holding Units
                                              ----------------------------  --------------------------------
                                                2014      2013      2012      2014        2013        2012
                                              --------  --------  --------  --------  ------------  --------

Dividend yield...............................     6.38%     7.52%     7.54%     8.40%  8.0 - 8.3%       6.20%
Expected volatility..........................    29.24%    31.27%    39.89%    48.90% 49.7 - 49.8%     49.20%
Risk-free interest rates.....................     1.54%     1.34%     1.80%     1.50%  0.8 - 1.7%        0.7%
Expected life in years.......................     8.20       7.7       5.6      6.00       6.0           6.0
Weighted average fair value per option at
  grant date................................. $   2.89  $   1.79  $   2.48  $   4.78  $       5.44  $   3.67

   For 2014, 2013 and 2012, the Company recognized compensation costs (credits) for employee stock options of $1 million, $(2) million and $4 million, respectively. As of December 31, 2014, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.0 year.

   Restricted Awards

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2014, 2013 and 2012, respectively, the Company recognized compensation costs of $171 million, $286 million and $148 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2014, approximately 19.7 million restricted shares and Holding units remain unvested. At December 31, 2014, approximately $46 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.8 years.

   The following table summarizes unvested restricted stock activity for 2014.

                                                                                             WEIGHTED
                                                                                 SHARES OF   AVERAGE
                                                                                 RESTRICTED GRANT DATE
                                                                                   STOCK    FAIR VALUE
                                                                                 ---------- ----------

Unvested as of January 1, 2014..................................................     71,379 $    14.09
Granted.........................................................................     11,819 $    18.52
Vested..........................................................................     31,738 $    13.66
                                                                                 ---------- ----------
Unvested as of December 31, 2014................................................     51,460 $    15.37
                                                                                 ========== ==========

   Restricted stock vested in 2014, 2013 and 2012 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   AXA Shareplan

   2014 AXA SHAREPLAN. In 2014, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2014. Eligible employees could have reserved a share purchase during the reservation period from September 1, 2014 through September 16, 2014 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2014 through October 31, 2014. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 23, 2014 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $18.69 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 10.8% formula discounted price of $20.83 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2014 which is July 1, 2019. All subscriptions became binding and irrevocable on October 31, 2014.

   The Company recognized compensation expense of $10 million in 2014, $13 million in 2013 and $18 million in 2012 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2014, 2013 and 2012 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $295,000 and $278,000.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2014 and 2013, AllianceBernstein purchased 3.6 million and 5.2 million Holding units for $93 million and $111 million respectively. These amounts reflect open-market purchases of 0.3 million and 1.9 million Holding units for $7 million and $39 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2014, AllianceBernstein granted to employees and Eligible Directors
   7.6 million restricted AB Holding Unit awards (including 6.6 million granted in December for 2014 year-end awards). During 2013, AllianceBernstein granted to employees and Eligible Directors 13.9 million restricted AB Holding awards (including 6.5 million granted in December 2013 for 2013 year-end awards and 6.5 million granted in January 2013 for 2012 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In 2014, AB Holding used Holding units repurchased during the fourth quarter of 2014 and newly-issued Holding units to fund restricted Holding awards.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $173 million, $156 million and $147 million for 2014, 2013 and 2012, respectively. The cost of the 2014 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2014, 273,387 options to buy Holding units had been granted and 42 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 17 million Holding units were available for grant as of December 31, 2014.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2014      2013     2012
                                              ---------  -------- -------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    (552) $    197 $  (233)
  Deferred (expense) benefit.................    (1,143)    1,876     391
                                              ---------  -------- -------
Total........................................ $  (1,695) $  2,073 $   158
                                              =========  ======== =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                 2014      2013     2012
                                              ---------  --------  ------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  (2,140) $  1,858  $  (20)
Noncontrolling interest......................       119       101      37
Separate Accounts investment activity........       116       122      94
Non-taxable investment income (loss).........        12        20      24
Tax audit interest...........................        (6)      (14)     (2)
State income taxes...........................        (4)       (6)      7
AllianceBernstein Federal and foreign taxes..         4         2      10
Tax settlement...............................       212        --      --
Other........................................        (8)      (10)      8
                                              ---------  --------  ------
Income tax (expense) benefit................. $  (1,695) $  2,073  $  158
                                              =========  ========  ======

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2014   December 31, 2013
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   150 $        -- $   104 $        --
Reserves and reinsurance.....................      --       1,785      --         688
DAC..........................................      --       1,162      --       1,016
Unrealized investment gains or losses........      --         614      --          85
Investments..................................      --       1,490      --       1,410
Net operating losses and credits.............     512          --     492          --
Other........................................     112          --       7          --
                                              ------- ----------- ------- -----------
Total........................................ $   774 $     5,051 $   603 $     3,199
                                              ======= =========== ======= ===========

   As of December 31, 2014, the Company had $512 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2014, $264 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $106 million would need to be provided if such earnings were remitted.

   At December 31, 2014 and 2013, of the total amount of unrecognized tax benefits $397 million and $568 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2014 and 2013 were $77 million and $120 million, respectively. For 2014, 2013 and 2012, respectively, there were $43 million, $15 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2014    2013    2012
                                              ------  ------  ------
                                                   (IN MILLIONS)

Balance at January 1,........................ $  592  $  573  $  453
Additions for tax positions of prior years...     56      57     740
Reductions for tax positions of prior years..   (181)    (38)   (620)
Additions for tax positions of current year..      8      --      --
                                              ------  ------  ------
Balance at December 31,...................... $  475  $  592  $  573
                                              ======  ======  ======

   During the second quarter of 2014, the IRS completed its examination of the Company's 2006 and 2007 Federal corporate income tax returns and issued its Revenue Agent's Report. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                         DECEMBER 31,
                                              ---------------------------------
                                                 2014        2013       2012
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Unrealized gains (losses) on investments..... $    1,089  $     141  $    1,352
Defined benefit pension plans................       (780)      (757)     (1,056)
                                              ----------  ---------  ----------
Total accumulated other comprehensive
  income (loss)..............................        309       (616)        296
                                              ----------  ---------  ----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         42         13          21
                                              ----------  ---------  ----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      351  $    (603) $      317
                                              ==========  =========  ==========

   The components of OCI for the past three years, net of tax, follow:

                                                     2014         2013       2012
                                                  ----------  -----------  --------

                                                            (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising
   during the year............................... $    1,043  $    (1,550) $    658
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/..........         37           49        59
                                                  ----------  -----------  --------
Net unrealized gains (losses) on investments.....      1,080       (1,501)      717
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other......................................       (132)         290      (137)
                                                  ----------  -----------  --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $529, $(654) and $318)        948       (1,211)      580
                                                  ----------  -----------  --------
Change in defined benefit plans:
  Net gain (loss) arising during the year........        (95)         198       (82)
  Prior service cost arising during the year.....         --           --         1
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...............         72          101       106
   Amortization of net prior service credit
     included in net periodic cost...............         --           --         1
                                                  ----------  -----------  --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(15), $161 and $14)...........................        (23)         299        26
                                                  ----------  -----------  --------
Total other comprehensive income (loss), net
  of income taxes................................        925         (912)      606
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest........         29           (8)        8
                                                  ----------  -----------  --------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.................. $      954  $      (920) $    614
                                                  ==========  ===========  ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(19) million, $(26) million and $(32) million for 2014, 2013 and 2012, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(39) million, $(54) million and $(58) million for 2014, 2013 and 2012, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2014, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $200 million for 2015 and $0 million for 2017 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2015 and the four successive years are $211 million, $212 million, $209 million, $195 million, $184 million and $1,081 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2015 and the four successive years is $53 million, $55 million, $54 million, $53 million, $53 million and $153 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2014, 2013 and 2012, respectively, AXA Equitable recorded $42 million, $85 million and $30 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                              DECEMBER 31,
                                                        -----------------------
                                                          2014    2013    2012
                                                        -------  ------  ------
                                                             (IN MILLIONS)

Balance, beginning of year............................. $   122  $   52  $   44
Additions..............................................      21     140      54
Cash payments..........................................     (24)    (66)    (46)
Other reductions.......................................      (6)     (4)     --
                                                        -------  ------  ------
Balance, End of Year................................... $   113  $  122  $   52
                                                        =======  ======  ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2014, 2013 and 2012, respectively, AllianceBernstein recorded a $6 million, $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2014, these arrangements include commitments by the Company to provide equity financing of $476 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $16 million of undrawn letters of credit related to reinsurance at December 31, 2014. The Company had $498 million of commitments under existing mortgage loan agreements at December 31, 2014.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2014, AllianceBernstein had funded $32 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2014, AllianceBernstein had funded $16 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2014, AllianceBernstein had funded $6 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts.

   A lawsuit was filed in the United States District Court for the Southern District of New York in April 2014, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable from 2011 to March 11, 2014 (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statement or elsewhere that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby AXA Equitable allegedly misrepresented its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of the equivalent of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs for the current named plaintiff, Mr. Yale, who had determined that he could not serve as the named plaintiff and class representative in the case. In March 2015, AXA Equitable filed a motion to dismiss on substantial grounds.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques - which the complaint refers to as the "ATM Strategy" - were implemented in certain variable investment options offered to plaintiff's mother under her variable annuity contract and that use of volatility management in those options "breached the terms of the variable deferred annuities held by plaintiff and the Class." The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In July 2014, plaintiff filed a motion to remand the action to New York state court. In September 2014, AXA Equitable filed a motion to dismiss the Complaint as precluded by the Securities Litigation Uniform Standards Act.

   In November 2014, a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company was filed in the Superior Court of New Jersey, Camden County ("New Jersey state court"). The lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques were implemented in certain variable investment funds offered to plaintiff under her variable life insurance contract and that use of volatility management in those funds "breached the terms of the variable life insurance policies held by plaintiff and the Class." The lawsuit seeks unspecified damages. In December 2014, AXA Equitable filed a notice of removal to the United States District Court for the District of New Jersey and a motion to transfer to the United States District Court for the Southern District of New York. In January 2015, plaintiff filed a motion to remand the action to New Jersey state court. In January 2015, the New Jersey federal district court stayed AXA Equitable's motion to transfer, as well as its date to respond to the complaint, pending resolution of Plaintiff's motion to remand.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (one of

   AllianceBernstein's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim and AllianceBernstein's June 27, 2014 Statement of Defence in response to the Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $517 million during 2015. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2014, 2013 and 2012, respectively, AXA Equitable's statutory net income (loss) totaled $1,664 million, $(28) million and $602 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,793 million and $4,360 million at December 31, 2014 and 2013, respectively. In 2014 AXA Equitable paid $382 million in shareholders' dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in the form of a dividend to AXA Financial. In 2012, AXA Equitable paid $362 million in shareholder dividends.

   At December 31, 2014, AXA Equitable, in accordance with various government and state regulations, had $65 million of securities on deposit with such government or state agencies.

   In 2014 and 2013 AXA Equitable, with the approval of the NYSDFS, repaid at par value plus accrued interest $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2014 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2014.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under

   SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.
   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    1,345  $     (864) $       64
Change in AVR............................................................         89          46         269
                                                                          ----------  ----------  ----------
Net change in statutory surplus, capital stock and AVR...................      1,434        (818)        333
Adjustments:
 Future policy benefits and policyholders' account balances..............     (1,128)       (607)       (508)
 DAC.....................................................................        413          75         142
 Deferred income taxes...................................................       (904)      2,038         798
 Valuation of investments................................................       (139)          7        (377)
 Valuation of investment subsidiary......................................       (289)       (109)       (306)
 Increase (decrease) in the fair value of the reinsurance contract asset.      3,964      (4,297)        497
 Pension adjustment......................................................        (13)       (478)        (41)
 Amortization of deferred cost of insurance ceded to AXA Arizona.........       (280)       (280)       (126)
 Shareholder dividends paid..............................................        382         468         362
 Changes in non-admitted assets..........................................       (227)          2        (489)
 Repayment of surplus Note...............................................        825         500           -
 Other, net..............................................................         (5)        (74)       (190)
                                                                          ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $    4,033  $   (3,573) $       95
                                                                          ==========  ==========  ==========

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Statutory surplus and capital stock...................................... $    5,170  $    3,825  $    4,689
AVR......................................................................        623         535         489
                                                                          ----------  ----------  ----------
Statutory surplus, capital stock and AVR.................................      5,793       4,360       5,178
Adjustments:
 Future policy benefits and policyholders' account balances..............     (5,195)     (3,884)     (3,642)
 DAC.....................................................................      4,271       3,874       3,728
 Deferred income taxes...................................................     (4,259)     (2,672)     (5,330)
 Valuation of investments................................................      2,208         703       3,271
 Valuation of investment subsidiary......................................       (898)       (515)       (137)
 Fair value of reinsurance contracts.....................................     10,711       6,747      11,044
 Deferred cost of insurance ceded to AXA Arizona.........................      2,086       2,366       2,646
 Non-admitted assets.....................................................        242         469         467
 Issuance of surplus notes...............................................        200      (1,025)     (1,525)
 Other, net..............................................................        (40)        115        (264)
                                                                          ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA Equitable..................... $   15,119  $   10,538  $   15,436
                                                                          ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                           2014      2013      2012
                                                        ---------  --------  --------
                                                                (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/......................................... $  12,656  $    (54) $  6,443
Investment Management/(2)/.............................     3,011     2,915     2,738
Consolidation/elimination..............................       (27)      (21)      (21)
                                                        ---------  --------  --------
Total Revenues......................................... $  15,640  $  2,840  $  9,160
                                                        =========  ========  ========

  /1)/ Includes investment expenses charged by AllianceBernstein of approximately $40 million, $37 million and $31 million for 2014, 2013 and 2012, respectively, for services provided to the Company.
  /2)/ Intersegment investment advisory and other fees of approximately $67 million, $58 million and $52 million for 2014, 2013 and 2012, respectively, are included in total revenues of the Investment Management segment.

                                                          2014      2013      2012
                                                        -------- ---------  -------
                                                               (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS, BEFORE
INCOME TAXES:
Insurance.............................................. $  5,512 $  (5,872) $  (132)
Investment Management/(1)/.............................      603       564      190
Consolidation/elimination..............................       --        (1)      --
                                                        -------- ---------  -------
Total Earnings (Loss) from Operations, before Income
  Taxes................................................ $  6,115 $  (5,309) $    58
                                                        ======== =========  =======

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                              DECEMBER 31,
                                                        ------------------------
                                                            2014         2013
                                                        -----------  -----------
                                                              (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $   184,018  $   171,532
Investment Management..................................      11,990       11,873
Consolidation/elimination..............................          (3)          (4)
                                                        -----------  -----------
Total Assets........................................... $   196,005  $   183,401
                                                        ===========  ===========

   In accordance with SEC regulations, securities with a fair value of $415 million and $925 million have been segregated in a special reserve bank custody account at December 31, 2014 and 2013, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2014 and 2013 are summarized below:

                                                                         THREE MONTHS ENDED
                                                        ---------------------------------------------------
                                                          MARCH 31     JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                        -----------  ----------  -------------  -----------
                                                                           (IN MILLIONS)
2014
----
Total Revenues......................................... $     3,706  $    3,524  $       3,754  $     4,656
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $       977  $      945  $         987  $     1,124
                                                        ===========  ==========  =============  ===========

2013
----
Total Revenues......................................... $       392  $      537  $         834  $     1,077
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $    (1,004) $   (1,051) $        (878) $      (640)
                                                        ===========  ==========  =============  ===========

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.


              (a) Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities, Inc.(now AXA Advisors,
                        LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6, (File
                        No. 333-17641), filed on December 11, 1996.

              (a)(i) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xiii) Form of Thirteenth Amendment dated as of [          ]
                        to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-2-30070), filed on April 21, 2015.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  Contracts. (Including Riders and Endorsements)

              (a) Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

          5.  Applications.

              (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7.  Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

           9. Legal Opinion.

              Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10.  Other Opinions.

              (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
9103 Alta Drive, Unit 1105
Las Vegas, NV 89145

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

*Heinz-Juergen Schwering        Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

*Priscilla Sims Brown  Senior Executive Director and Chief
                       Marketing Officer

*Joshua E. Braverman   Senior Executive Director and Treasurer

*Anthony F. Recine     Managing Director, Chief Compliance Officer
                       and Deputy General Counsel

*Sharon A. Ritchey     Senior Executive Director and Chief
                       Operating Officer

*Michael B. Healy      Executive Director and Chief Information
                       Officer

*Andrea M. Nitzan      Executive Director, Chief Accounting
                       Officer and Controller

*Nicholas B. Lane      Senior Executive Director and Head of U.S.
                       Life and Retirement

*Kevin Molloy          Senior Executive Director

*Keith Floman          Managing Director and Chief Actuary

*David Kam             Managing Director and Actuary

*Michel Perrin         Managing Director and Actuary

*Karen Field Hazin     Lead Director, Secretary and Associate
                       General Counsel

*Naomi J. Weinstein    Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2014 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
         No. 333-202147) on Form N-4, filed February 18, 2015.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2014 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-202147) on Form N-4 filed February 18, 2015.

Item 27. Number of Contractowners

         As of March 31, 2015, there were 10,028 Qualified Contractowners and 5,710 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 70, 301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L.

   The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

(b)Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA ADVISORS LLC)
------------------             --------------------------------------

*David Karr                    Director, Chairman of the Board and Chief
                               Executive Officer

*Christine Nigro               Director and Vice Chairman of the Board

*Frank Massa                   Director, President and Chief Operating Officer

*Nicholas B. Lane              Director and Chief Retirement Savings Officer

*Lawrence Adkins, Jr.          Senior Vice President and Divisional President

*Susan LaVallee                Senior Vice President

*George Papazicos              Senior Vice President

*Maurya Keating                Vice President, Chief Broker Dealer Counsel and
                               Investment Advisor Chief Compliance Officer

*Mary Jean Bonadonna           Vice President and Broker-Dealer Compliance
                               Officer

*Yun Zhang                     Vice President and Treasurer

*Gina Jones                    Vice President and Financial Crime Officer

*Page Pennell                  Vice President

*Philip Pescatore              Chief Risk Officer

*Denise Tedeschi               Assistant Vice President and Assistant Secretary

*Manish Agarwal                Director

*Anders B. Malmstrom           Director

*James Mellin                  Chief Sales Officer

*Kevin Molloy                  Senior Vice President

*Sharon A. Ritchey             Director

*Francesca Divone              Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA DISTRIBUTORS, LLC)
------------------             --------------------------------------

*Nicholas B. Lane              Director, Chairman of the Board, President,
                               Chief Executive Officer and Chief Retirement
                               Savings Officer

*Michael P. McCarthy           Director, Senior Vice President, National
                               Sales Manager

*Todd Solash                   Director and Senior Vice President

*Kevin Molloy                  Senior Vice President and Director

*Manish Agarwal                Senior Vice President and Director

*Ori Ben-Yishai                Senior Vice President

*Harvey T. Fladeland           Senior Vice President

*Nelida Garcia                 Senior Vice President

*Peter D. Golden               Senior Vice President

*David Kahal                   Senior Vice President

*Kevin M. Kennedy              Senior Vice President

*Windy Lawrence                Senior Vice President

*Timothy P. O'Hara             Senior Vice President

*Michael Schumacher            Senior Vice President

*Mark Teitelbaum               Senior Vice President

*Nicholas Gismondi             Vice President and Chief Financial Officer

*Nicholas D. Huth              Vice President and General Counsel

*Gina Jones                    Vice President and Financial Crime Officer

*Yun Zhang                     Vice President and Treasurer

*Denise Tedeschi               Assistant Vice President and Assistant Secretary

*Gregory Lashinsky             Assistant Vice President - Financial Operations
                               Principal

*Francesca Divone              Secretary

(c)The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2015.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Shane Daly
                                            ------------------------------------
                                            Shane Daly
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Henri de Castries          Danny L. Hale   Bertram Scott
Ramon de Oliveira          Peter S. Kraus  Lorie A. Slutsky
Denis Duverne              Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 22, 2015

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b